UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.7%
COMMON STOCKS — 58.9%
Aerospace & Defense — 1.5%
Boeing Co. (The)	53,700	$6,738,813
General Dynamics Corp.(a)	26,000	2,831,920
Honeywell International, Inc.	59,912	5,557,437
L-3 Communications Holdings, Inc.	6,700	791,605
Lockheed Martin Corp.	20,800	3,395,392
Northrop Grumman Corp.	17,062	2,105,110
Precision Castparts Corp.	11,400	2,881,464
Raytheon Co.	24,200	2,390,718
Rockwell Collins, Inc.(a)	10,800	860,436
Safran SA (France)	3,170	219,617
Textron, Inc.	23,100	907,599
Thales SA (France)	15,336	1,016,936
United Technologies Corp.	65,400	7,641,336

		37,338,383

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	13,200	691,548
Deutsche Post AG (Germany)	15,092	561,085
Expeditors International of Washington, Inc.(a)	15,000	594,450
FedEx Corp.	23,000	3,048,880
United Parcel Service, Inc. (Class B Stock)	55,400	5,394,852

		10,290,815

Airlines — 0.2%
Delta Air Lines, Inc.	66,600	2,307,690
Deutsche Lufthansa AG (Germany)*	3,002	78,711
easyJet PLC (United Kingdom)	40,771	1,166,818
International Consolidated Airlines Group SA (United Kingdom)*	11,917	83,158
Japan Airlines Co. Ltd. (Japan)	800	39,372
Singapore Airlines Ltd. (Singapore)	30,000	249,950
Southwest Airlines Co.	59,700	1,409,517

		5,335,216

Auto Components — 0.3%
BorgWarner, Inc.	17,400	1,069,578
Bridgestone Corp. (Japan)	8,600	304,790
Delphi Automotive PLC (United Kingdom)	23,300	1,581,138
Denso Corp. (Japan)	10,700	513,133
Goodyear Tire & Rubber Co. (The)(a)	18,000	470,340
Johnson Controls, Inc.	52,200	2,470,104
NGK Spark Plug Co. Ltd. (Japan)	2,000	44,944
Stanley Electric Co. Ltd. (Japan)	1,900	42,165
Toyota Industries Corp. (Japan)	2,100	100,928
Valeo SA (France)	8,878	1,250,327

		7,847,447

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	2,802	354,080
Daimler AG (Germany)	23,282	2,202,463
Fiat SpA (Italy)*	11,621	135,482
Ford Motor Co.	310,085	4,837,326
Fuji Heavy Industries Ltd. (Japan)	40,400	1,094,027
General Motors Co.	98,000	3,373,160
Harley-Davidson, Inc.	18,400	1,225,624
Mazda Motor Corp. (Japan)	9,000	39,983
Renault SA (France)	2,658	258,183
Suzuki Motor Corp. (Japan)	4,700	122,541

Toyota Motor Corp. (Japan)	36,000	2,030,178
Volkswagen AG (Germany)	383	97,169

		15,770,216

Banks — 4.2%
Australia & New Zealand Banking Group Ltd. (Australia)	66,558	2,047,527
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,553	78,795
Banco Santander SA (Spain)	140,006	1,336,527
Bank Hapoalim BM (Israel)	171,951	981,670
Bank of America Corp.	835,321	14,367,521
Bank of East Asia Ltd. (Hong Kong)	35,800	140,184
Bank of Yokohama Ltd. (The) (Japan)	15,000	74,822
BB&T Corp.(a)	56,400	2,265,588
BNP Paribas SA (France)	1,175	90,592
BOC Hong Kong Holdings Ltd. (China)	49,000	139,916
Citigroup, Inc.	236,485	11,256,686
Comerica, Inc.	15,300	792,540
Commonwealth Bank of Australia (Australia)	33,427	2,406,400
DNB ASA (Norway)	62,590	1,087,587
Fifth Third Bancorp	63,521	1,457,807
Fukuoka Financial Group, Inc. (Japan)	10,000	41,076
Hang Seng Bank Ltd. (Hong Kong)	10,100	161,124
Hiroshima Bank Ltd. (The) (Japan)	7,000	29,227
HSBC Holdings PLC (United Kingdom)	323,929	3,279,895
Huntington Bancshares, Inc.(a)	68,536	683,304
Iyo Bank Ltd. (The) (Japan)	3,400	32,455
JPMorgan Chase & Co.	293,345	17,808,975
KeyCorp	76,800	1,093,632
M&T Bank Corp.	10,700	1,297,910
Mitsubishi UFJ Financial Group, Inc. (Japan)	320,200	1,763,273
Mizrahi Tefahot Bank Ltd. (Israel)	1,637	22,392
Mizuho Financial Group, Inc. (Japan)	307,100	608,627
National Australia Bank Ltd. (Australia)	2,707	89,250
Natixis (France)	73,562	540,257
Oversea-Chinese Banking Corp. Ltd. (Singapore)	34,000	257,048
PNC Financial Services Group, Inc.	41,133	3,578,571
Regions Financial Corp.	115,103	1,278,794
Resona Holdings, Inc. (Japan)	97,800	472,622
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	88,415	1,214,582
Societe Generale SA (France)	9,336	574,686
Sumitomo Mitsui Financial Group, Inc. (Japan)	35,500	1,521,670
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	44,000	199,080
SunTrust Banks, Inc.	40,900	1,627,411
Suruga Bank Ltd. (Japan)	1,000	17,616
Swedbank AB (Sweden) (Class A Stock)	43,249	1,161,051
U.S. Bancorp	140,685	6,029,759
Wells Fargo & Co.	374,064	18,605,943
Westpac Banking Corp. (Australia)	63,233	2,033,114
Zions Bancorporation(a)	15,550	481,739

		105,029,245

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	10,222	1,076,539
Beam, Inc.	12,100	1,007,930
Brown-Forman Corp. (Class B Stock)	13,650	1,224,269
Carlsberg A/S (Denmark) (Class B Stock)	1,409	140,066
Coca-Cola Co. (The)	295,200	11,412,432
Coca-Cola Enterprises, Inc.	21,400	1,022,064
Constellation Brands Inc. (Class A Stock)*	13,000	1,104,610
Diageo PLC (United Kingdom)	30,203	938,072
Dr. Pepper Snapple Group, Inc.	15,000	816,900

Heineken NV (Netherlands)	431	29,992
Kirin Holdings Co. Ltd. (Japan)	11,000	152,233
Molson Coors Brewing Co. (Class B Stock)	13,300	782,838
Monster Beverage Corp.*	11,200	777,840
PepsiCo, Inc.	119,407	9,970,484

		30,456,269

Biotechnology — 1.2%
Actelion Ltd. (Switzerland)	1,305	123,673
Alexion Pharmaceuticals, Inc.*	15,700	2,388,441
Amgen, Inc.	58,287	7,189,119
Biogen Idec, Inc.*	18,490	5,655,536
Celgene Corp.*	31,500	4,397,400
Gilead Sciences, Inc.*	118,500	8,396,910
Regeneron Pharmaceuticals, Inc.*	5,800	1,741,624
Vertex Pharmaceuticals, Inc.*	17,900	1,265,888

		31,158,591

Building Products — 0.1%
Allegion PLC	7,433	387,780
Daikin Industries Ltd. (Japan)	3,300	185,062
Geberit AG (Switzerland)	2,713	888,991
LIXIL Group Corp. (Japan)	3,500	96,581
Masco Corp.	29,500	655,195
TOTO Ltd. (Japan)	65,000	901,018

		3,114,627

Capital Markets — 1.2%
Aberdeen Asset Management PLC (United Kingdom)	5,853	38,147
Ameriprise Financial, Inc.	16,320	1,796,342
Bank of New York Mellon Corp. (The)	88,658	3,128,741
BlackRock, Inc.	9,800	3,081,904
Charles Schwab Corp. (The)	86,750	2,370,878
Daiwa Securities Group, Inc. (Japan)	114,000	990,460
E*TRADE Financial Corp.*	25,520	587,470
Franklin Resources, Inc.	30,100	1,630,818
Goldman Sachs Group, Inc. (The)	32,200	5,275,970
Invesco Ltd.	36,600	1,354,200
Investec PLC (United Kingdom)	26,662	215,836
Legg Mason, Inc.(a)	10,200	500,208
Macquarie Group Ltd. (Australia)	3,803	205,066
Morgan Stanley	107,380	3,347,035
Nomura Holdings, Inc. (Japan)	48,200	309,197
Northern Trust Corp.	17,000	1,114,520
Schroders PLC (United Kingdom)	4,719	204,659
State Street Corp.	33,900	2,357,745
T. Rowe Price Group, Inc.	21,500	1,770,525
UBS AG (Switzerland)	18,765	388,311

		30,668,032

Chemicals — 1.6%
Air Products & Chemicals, Inc.	15,400	1,833,216
Air Water, Inc. (Japan)	2,000	27,602
Airgas, Inc.	4,600	489,946
Asahi Kasei Corp. (Japan)	16,000	108,490
BASF SE (Germany)	19,825	2,205,995
CF Industries Holdings, Inc.	4,600	1,198,944
Daicel Corp. (Japan)	107,000	877,263
Dow Chemical Co. (The)	93,431	4,539,812
E.I. du Pont de Nemours & Co.(a)	72,720	4,879,512

Eastman Chemical Co.	12,700	1,094,867
Ecolab, Inc.	20,400	2,202,996
EMS-Chemie Holding AG (Switzerland)	2,200	831,410
FMC Corp.	11,500	880,440
International Flavors & Fragrances, Inc.	6,500	621,855
K+S AG (Germany)(a)	30,161	990,434
Kaneka Corp. (Japan)	4,000	24,205
Kuraray Co. Ltd. (Japan)	1,800	20,594
LyondellBasell Industries NV (Netherlands) (Class A Stock)	34,300	3,050,642
Monsanto Co.	40,994	4,663,887
Mosaic Co. (The)	26,100	1,305,000
Nippon Paint Co. Ltd. (Japan)	2,000	30,283
Orica Ltd. (Australia)	12,662	257,648
PPG Industries, Inc.	10,700	2,070,022
Praxair, Inc.(a)	22,600	2,959,922
Sherwin-Williams Co. (The)	7,200	1,419,336
Sigma-Aldrich Corp.	8,900	831,082
Yara International ASA (Norway)	22,944	1,016,275

		40,431,678

Commercial Services & Supplies — 0.3%
ADT Corp. (The)(a)	15,700	470,215
Babcock International Group PLC (United Kingdom)	4,683	105,163
Cintas Corp.	8,900	530,529
Dai Nippon Printing Co. Ltd. (Japan)	7,000	66,941
Iron Mountain, Inc.	14,685	404,866
Pitney Bowes, Inc.(a)	15,400	400,246
Republic Services, Inc.	22,065	753,740
Stericycle, Inc.*	6,900	783,978
Toppan Printing Co. Ltd. (Japan)	7,000	50,049
Tyco International Ltd.	32,900	1,394,960
Waste Management, Inc.	31,342	1,318,558

		6,279,245

Communications Equipment — 0.9%
Cisco Systems, Inc.	410,000	9,188,100
F5 Networks, Inc.*	7,000	746,410
Harris Corp.	9,400	687,704
Juniper Networks, Inc.*	38,200	984,032
Motorola Solutions, Inc.	18,489	1,188,658
QUALCOMM, Inc.	132,800	10,472,608

		23,267,512

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	25,534	1,003,961
Fluor Corp.	12,600	979,398
Jacobs Engineering Group, Inc.*(a)	11,300	717,550
Leighton Holdings Ltd. (Australia)(a)	51,264	1,004,910
Quanta Services, Inc.*	16,700	616,230
Vinci SA (France)	16,173	1,200,517

		5,522,566

Construction Materials
Vulcan Materials Co.	11,600	770,820

Consumer Finance — 0.5%
American Express Co.	71,400	6,428,142
Capital One Financial Corp.	45,261	3,492,339
Discover Financial Services	35,840	2,085,529
SLM Corp.	34,100	834,768

		12,840,778

Containers & Packaging — 0.1%
Avery Dennison Corp.	7,600	385,092
Ball Corp.	9,700	531,657
Bemis Co., Inc.	7,800	306,072
MeadWestvaco Corp.(a)	12,614	474,791
Owens-Illinois, Inc.*	13,500	456,705
Sealed Air Corp.	17,100	562,077

		2,716,394

Distributors
Genuine Parts Co.	11,900	1,033,515

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	400	281,500
H&R Block, Inc.	19,800	597,762

		879,262

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	139,400	17,420,818
CME Group, Inc.	23,200	1,717,032
Exor SpA (Italy)	1,298	58,253
Industrivarden AB (Sweden) (Class C Stock)	46,946	910,142
IntercontinentalExchange Group, Inc.	9,071	1,794,516
Investment AB Kinnevik (Sweden) (Class B Stock)	493	18,212
Investor AB (Sweden) (Class B Stock)	32,438	1,174,988
Japan Exchange Group, Inc. (Japan)	3,300	80,665
Leucadia National Corp.	23,400	655,200
McGraw-Hill Financial, Inc.	22,700	1,732,010
Moody’s Corp.	16,000	1,269,120
NASDAQ OMX Group, Inc. (The)	7,600	280,744
ORIX Corp. (Japan)	17,600	248,054

		27,359,754

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	412,268	14,458,239
BT Group PLC (United Kingdom)	220,342	1,401,307
CenturyLink, Inc.(a)	47,436	1,557,798
Deutsche Telekom AG (Germany)	21,745	352,827
Frontier Communications Corp.	78,990	450,243
Nippon Telegraph & Telephone Corp. (Japan)	21,400	1,162,911
Orange SA (France)	18,243	269,482
Portugal Telecom SGPS SA (Portugal)	8,371	35,630
Swisscom AG (Switzerland)	1,833	1,126,150
Telecom Italia SpA (Italy)	1,005,768	943,822
Telefonica Deutschland Holding AG (Germany)	3,668	29,273
Telefonica SA (Spain)	31,122	493,185
Verizon Communications, Inc.	321,976	15,316,398
Verizon Communications, Inc. (LSE)	9,414	448,859
Windstream Holdings, Inc.(a)	57,357	472,622

		38,518,746

Electric Utilities — 1.0%
American Electric Power Co., Inc.	38,860	1,968,648
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	8,000	51,163
Chubu Electric Power Co., Inc. (Japan)*	8,100	95,301
Chugoku Electric Power Co., Inc. (The) (Japan)	3,800	52,876
Duke Energy Corp.	54,661	3,892,956
Edison International	25,200	1,426,572
EDP-Energias de Portugal SA (Portugal)	226,263	1,050,462
Electricite de France (France)	23,073	912,326
Entergy Corp.	13,200	882,420

Exelon Corp.	63,313	2,124,784
FirstEnergy Corp.(a)	31,906	1,085,761
Fortum OYJ (Finland)	23,074	524,503
Hokkaido Electric Power Co., Inc. (Japan)*	2,400	20,229
Hokuriku Electric Power Co. (Japan)	2,200	28,526
Kansai Electric Power Co., Inc. (The) (Japan)*	8,900	91,229
Kyushu Electric Power Co., Inc. (Japan)*	5,500	67,245
NextEra Energy, Inc.	32,700	3,126,774
Northeast Utilities	23,700	1,078,350
Pepco Holdings, Inc.(a)	22,600	462,848
Pinnacle West Capital Corp.(a)	8,100	442,746
PPL Corp.	49,500	1,640,430
Red Electrica Corp. SA (Spain)	1,433	116,525
Shikoku Electric Power Co., Inc. (Japan)*	2,300	31,186
Southern Co. (The)(a)	67,200	2,952,768
SSE PLC (United Kingdom)	12,693	310,901
Tohoku Electric Power Co., Inc. (Japan)	5,900	60,675
Tokyo Electric Power Co., Inc. (Japan)*	18,900	76,042
Xcel Energy, Inc.	41,110	1,248,100

		25,822,346

Electrical Equipment — 0.4%
AMETEK, Inc.	19,100	983,459
Eaton Corp. PLC	36,237	2,722,123
Emerson Electric Co.	56,200	3,754,160
Fuji Electric Co. Ltd. (Japan)	7,000	31,295
Mitsubishi Electric Corp. (Japan)	3,000	33,770
Nidec Corp. (Japan)	2,600	159,426
OSRAM Licht AG (Germany)*	5,085	329,722
Rockwell Automation, Inc.	11,500	1,432,325
Roper Industries, Inc.	8,200	1,094,782
Sumitomo Electric Industries Ltd. (Japan)	10,100	150,781

		10,691,843

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	12,100	1,108,965
Citizen Holdings Co. Ltd. (Japan)	3,400	25,561
Corning, Inc.(a)	108,200	2,252,724
FLIR Systems, Inc.	11,600	417,600
FUJIFILM Holdings Corp. (Japan)	38,300	1,028,047
Hirose Electric Co. Ltd. (Japan)	400	54,993
Hitachi Ltd. (Japan)	122,000	903,051
Hoya Corp. (Japan)	5,600	175,174
Ibiden Co. Ltd. (Japan)	1,500	29,595
Jabil Circuit, Inc.	13,900	250,200
Keyence Corp. (Japan)	400	164,787
Murata Manufacturing Co. Ltd. (Japan)	12,400	1,172,060
Omron Corp. (Japan)	2,700	111,717
TDK Corp. (Japan)	1,600	66,723
TE Connectivity Ltd. (Switzerland)	30,100	1,812,321

		9,573,518

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	35,598	2,314,582
Cameron International Corp.*	17,200	1,062,444
Diamond Offshore Drilling, Inc.(a)	6,000	292,560
Ensco PLC (Class A Stock)	19,300	1,018,654
FMC Technologies, Inc.*	18,000	941,220
Halliburton Co.	65,800	3,874,962
Helmerich & Payne, Inc.(a)	7,600	817,456
Nabors Industries Ltd.	19,900	490,535

National Oilwell Varco, Inc.	32,800	2,554,136
Noble Corp. PLC(a)	20,900	684,266
Rowan Cos. PLC (Class A Stock)*	9,600	323,328
Schlumberger Ltd.	102,418	9,985,755
Transocean Ltd.(a)	25,000	1,033,500
Transocean Ltd. (SWX)	4,638	191,224

		25,584,622

Food & Staples Retailing — 1.4%
Aeon Co. Ltd. (Japan)	7,800	87,792
Carrefour SA (France)	8,121	314,157
Casino Guichard Perrachon SA (France)	8,392	997,786
Costco Wholesale Corp.	33,800	3,774,784
CVS Caremark Corp.	93,648	7,010,489
J. Sainsbury PLC (United Kingdom)	167,267	882,064
Koninklijke Ahold NV (Netherlands)	45,818	920,198
Kroger Co. (The)	37,746	1,647,613
Safeway, Inc.	19,900	735,106
Sysco Corp.	48,600	1,755,918
Wal-Mart Stores, Inc.	126,000	9,630,180
Walgreen Co.	67,300	4,443,819
Wesfarmers Ltd. (Australia)	2,014	77,168
Whole Foods Market, Inc.	29,600	1,501,016
WM Morrison Supermarkets PLC (United Kingdom)	275,253	978,722
Woolworths Ltd. (Australia)	16,478	546,444

		35,303,256

Food Products — 1.2%
Archer-Daniels-Midland Co.	49,426	2,144,594
Barry Callebaut AG (Switzerland)	29	39,110
Campbell Soup Co.	15,000	673,200
ConAgra Foods, Inc.	31,800	986,754
General Mills, Inc.	48,900	2,533,998
Golden Agri-Resources Ltd. (Singapore)	95,000	43,463
Hershey Co. (The)	11,600	1,211,040
Hormel Foods Corp.	8,900	438,503
J.M. Smucker Co. (The)	8,500	826,540
Kellogg Co.	19,700	1,235,387
Keurig Green Mountain, Inc.	8,600	908,074
Kraft Foods Group, Inc.	45,217	2,536,674
Lindt & Spruengli AG (Switzerland) (Registered Shares)	1	58,877
Lindt & Spruengli AG (Switzerland)	11	54,524
McCormick & Co., Inc.	11,400	817,836
Mead Johnson Nutrition Co.	16,667	1,385,694
Mondelez International, Inc. (Class A Stock)	138,253	4,776,641
Nestle SA (Switzerland)	32,707	2,461,845
Nippon Meat Packers, Inc. (Japan)	2,000	29,772
Suedzucker AG (Germany)	33,768	963,078
Toyo Suisan Kaisha Ltd. (Japan)	1,000	33,414
Tyson Foods, Inc. (Class A Stock)	23,000	1,012,230
Unilever NV (Netherlands)	25,756	1,059,468
Unilever PLC (United Kingdom)	38,520	1,647,474
Wilmar International Ltd. (Singapore)	357,000	983,707

		28,861,897

Gas Utilities
AGL Resources, Inc.	8,939	437,653
Gas Natural SDG SA (Spain)	4,607	129,611

Snam SpA (Italy)	26,639	156,040

		723,304

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	121,000	4,659,710
Baxter International, Inc.	41,700	3,068,286
Becton, Dickinson and Co.	15,300	1,791,324
Boston Scientific Corp.*	113,067	1,528,666
C.R. Bard, Inc.	5,800	858,284
CareFusion Corp.*	17,675	710,889
Coloplast A/S (Denmark) (Class B Stock)	11,908	962,775
Covidien PLC	34,800	2,563,368
DENTSPLY International, Inc.	11,200	515,648
Edwards Lifesciences Corp.*(a)	8,800	652,696
Intuitive Surgical, Inc.*	3,300	1,445,367
Medtronic, Inc.	78,700	4,843,198
Smith & Nephew PLC (United Kingdom)	9,500	144,284
St. Jude Medical, Inc.	23,400	1,530,126
Stryker Corp.	21,600	1,759,752
Varian Medical Systems, Inc.*(a)	8,900	747,511
Zimmer Holdings, Inc.	12,900	1,220,082

		29,001,966

Health Care Providers & Services — 1.2%
Aetna, Inc.	27,469	2,059,351
Alfresa Holdings Corp. (Japan)	500	32,605
AmerisourceBergen Corp.	17,900	1,174,061
Cardinal Health, Inc.	25,850	1,808,983
Cigna Corp.	21,500	1,800,195
DaVita HealthCare Partners, Inc.*	14,600	1,005,210
Express Scripts Holding Co.*	62,749	4,711,822
Fresenius Medical Care AG & Co. KGaA (Germany)	428	29,946
Fresenius SE & Co. KGaA (Germany)	6,604	1,036,627
Humana, Inc.	12,600	1,420,272
Laboratory Corp. of America Holdings*(a)	7,400	726,754
McKesson Corp.	17,530	3,095,272
Medipal Holdings Corp. (Japan)	63,500	972,355
Patterson Cos., Inc.	9,000	375,840
Quest Diagnostics, Inc.(a)	11,000	637,120
Sonic Healthcare Ltd. (Australia)	4,980	79,785
Tenet Healthcare Corp.*(a)	6,850	293,249
UnitedHealth Group, Inc.	78,700	6,452,613
WellPoint, Inc.	22,300	2,219,965

		29,932,025

Health Care Technology — 0.1%
Cerner Corp.*	24,400	1,372,500

Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	2,071	105,988
Carnival Corp.	34,400	1,302,384
Chipotle Mexican Grill, Inc.*	2,450	1,391,722
Darden Restaurants, Inc.(a)	10,750	545,670
Galaxy Entertainment Group Ltd. (Hong Kong)*	117,000	1,021,195
International Game Technology(a)	17,600	247,456
Marriott International, Inc. (Class A Stock)(a)	17,428	976,316
McDonald’s Corp.	77,400	7,587,522
MGM China Holdings Ltd. (Macau)	144,800	511,585
SJM Holdings Ltd. (Hong Kong)	25,000	70,431
Starbucks Corp.	58,200	4,270,716
Starwood Hotels & Resorts Worldwide, Inc.	16,100	1,281,560

TUI Travel PLC (United Kingdom)	122,959	898,503
Wyndham Worldwide Corp.	12,320	902,194
Wynn Macau Ltd. (Macau)	20,400	84,909
Wynn Resorts Ltd.	6,100	1,355,115
Yum! Brands, Inc.	33,900	2,555,721

		25,108,987

Household Durables — 0.3%
D.R. Horton, Inc.(a)	22,400	484,960
Garmin Ltd.(a)	8,900	491,814
Harman International Industries, Inc.(a)	4,300	457,520
Iida Group Holdings Co. Ltd. (Japan)	1,900	26,309
Leggett & Platt, Inc.(a)	11,700	381,888
Lennar Corp. (Class A Stock)(a)	13,900	550,718
Mohawk Industries, Inc.*	3,500	475,930
Newell Rubbermaid, Inc.	23,814	712,039
Panasonic Corp. (Japan)	116,600	1,326,102
Persimmon PLC (United Kingdom)	21,281	478,006
PulteGroup, Inc.	26,822	514,714
Sekisui Chemical Co. Ltd. (Japan)	80,000	830,900
Sekisui House Ltd. (Japan)	7,300	90,287
Whirlpool Corp.	6,426	960,430

		7,781,617

Household Products — 1.1%
Clorox Co. (The)(a)	10,800	950,508
Colgate-Palmolive Co.	69,500	4,508,465
Henkel AG & Co. KGaA (Germany)	10,525	1,058,485
Kimberly-Clark Corp.	29,700	3,274,425
Procter & Gamble Co. (The)	212,025	17,089,215
Reckitt Benckiser Group PLC (United Kingdom)	3,426	279,577
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	7,617	224,329

		27,385,004

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	44,500	635,460
Electric Power Development Co. Ltd. (Japan)	1,500	42,188
NRG Energy, Inc.	22,100	702,780

		1,380,428

Industrial Conglomerates — 1.3%
3M Co.	50,500	6,850,830
Danaher Corp.	46,300	3,472,500
General Electric Co.	785,200	20,328,828
Hutchison Whampoa Ltd. (Hong Kong)	97,000	1,287,366
NWS Holdings Ltd. (Hong Kong)	19,000	32,065
Siemens AG (Germany)	2,536	342,014

		32,313,603

Insurance — 1.9%
ACE Ltd.	28,100	2,783,586
Aegon NV (Netherlands)	109,213	1,005,979
Aflac, Inc.	38,400	2,420,736
Ageas (Belgium)	11,473	511,576
Allianz SE (Germany)	1,767	298,658
Allstate Corp. (The)(a)	37,000	2,093,460
American International Group, Inc.	114,339	5,718,093
Aon PLC (United Kingdom)	25,400	2,140,712
Assurant, Inc.	7,700	500,192
Chubb Corp. (The)	21,300	1,902,090

Cincinnati Financial Corp.	11,237	546,792
Genworth Financial, Inc. (Class A Stock)*	47,000	833,310
Gjensidige Forsikring ASA (Norway)	2,615	53,095
Hannover Rueck SE (Germany)	11,230	1,004,536
Hartford Financial Services Group, Inc. (The)	34,600	1,220,342
Insurance Australia Group Ltd. (Australia)	178,758	924,551
Legal & General Group PLC (United Kingdom)	328,047	1,119,985
Lincoln National Corp.(a)	20,118	1,019,379
Loews Corp.	23,275	1,025,264
Marsh & McLennan Cos., Inc.	45,400	2,238,220
MetLife, Inc.	86,700	4,577,760
Muenchener Rueckversicherungs AG (Germany)	6,376	1,393,273
NKSJ Holdings, Inc. (Japan)	38,100	978,195
Principal Financial Group, Inc.	23,600	1,085,364
Progressive Corp. (The)	42,000	1,017,240
Prudential PLC (United Kingdom)	30,321	642,027
Sampo OYJ (Finland) (Class A Stock)	22,181	1,151,416
Swiss Re AG (Switzerland)	14,137	1,312,114
Torchmark Corp.	9,150	720,105
Travelers Cos., Inc. (The)	29,235	2,487,899
Tryg A/S (Denmark)	320	31,654
Unum Group	24,310	858,386
XL Group PLC (Ireland)	21,700	678,125

		46,294,114

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	28,700	9,658,124
Expedia, Inc.	8,150	590,875
Netflix, Inc.*	4,700	1,654,541
priceline.com., Inc.*	4,000	4,767,560
TripAdvisor, Inc.*(a)	8,250	747,368

		17,418,468

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	14,700	855,687
eBay, Inc.*	88,700	4,899,788
Facebook, Inc. (Class A Stock)*	131,900	7,945,656
Google, Inc. (Class A Stock)*	21,990	24,508,075
VeriSign, Inc.*(a)	9,600	517,536
Yahoo!, Inc.*	72,500	2,602,750

		41,329,492

IT Services — 1.9%
Accenture PLC (Class A Stock)	50,300	4,009,916
Alliance Data Systems Corp.*(a)	3,600	980,820
Amadeus IT Holding SA (Spain) (Class A Stock)	18,295	760,255
Automatic Data Processing, Inc.	37,200	2,874,072
Cap Gemini SA (France)	15,225	1,152,638
Cognizant Technology Solutions Corp. (Class A Stock)*	45,400	2,297,694
Computer Sciences Corp.	12,500	760,250
Computershare Ltd. (Australia)	6,178	69,479
Fidelity National Information Services, Inc.	24,100	1,288,145
Fiserv, Inc.*	21,400	1,213,166
International Business Machines Corp.	77,300	14,879,477
MasterCard, Inc. (Class A Stock)	79,500	5,938,650
Paychex, Inc.(a)	24,500	1,043,700
Teradata Corp.*(a)	11,400	560,766
Total System Services, Inc.	15,596	474,274
Visa, Inc. (Class A Stock)	40,000	8,634,400
Western Union Co. (The)(a)	45,210	739,636

Xerox Corp.	95,663	1,080,992

		48,758,330

Leisure Products — 0.1%
Hasbro, Inc.(a)	9,900	550,638
Mattel, Inc.(a)	27,151	1,089,027
Namco Bandai Holdings, Inc. (Japan)	2,300	54,555

		1,694,220

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	27,314	1,527,399
PerkinElmer, Inc.(a)	10,100	455,106
Thermo Fisher Scientific, Inc.	30,900	3,715,416
Waters Corp.*	7,300	791,393

		6,489,314

Machinery — 1.0%
Alfa Laval AB (Sweden)	36,800	996,855
Atlas Copco AB (Sweden) (Class B Stock)	5,174	141,722
Caterpillar, Inc.	49,900	4,958,563
Cummins, Inc.	12,800	1,907,072
Deere & Co.	29,100	2,642,280
Dover Corp.	13,500	1,103,625
Flowserve Corp.	10,600	830,404
Hino Motors Ltd. (Japan)	52,300	774,574
IHI Corp. (Japan)	17,000	71,528
Illinois Tool Works, Inc.	31,400	2,553,762
Ingersoll-Rand PLC	22,300	1,276,452
Joy Global, Inc.(a)	6,600	382,800
Komatsu Ltd. (Japan)	9,400	197,067
Mitsubishi Heavy Industries Ltd. (Japan)	40,000	231,455
NSK Ltd. (Japan)	35,000	359,011
PACCAR, Inc.	25,543	1,722,620
Pall Corp.(a)	9,600	858,912
Parker Hannifin Corp.	11,065	1,324,591
Pentair Ltd.	16,277	1,291,417
Snap-on, Inc.	4,800	544,704
Stanley Black & Decker, Inc.	12,897	1,047,752
Xylem, Inc.	15,200	553,584
Yangzijiang Shipbuilding Holdings Ltd. (China)	25,000	21,511

		25,792,261

Marine — 0.1%
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	7	80,558
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	91	1,089,157
Nippon Yusen K.K. (Japan)	21,000	60,991

		1,230,706

Media — 2.0%
Cablevision Systems Corp. (Class A Stock)(a)	14,900	251,363
CBS Corp. (Class B Stock)	42,934	2,653,321
Comcast Corp. (Class A Stock)	202,490	10,128,550
Dentsu, Inc. (Japan)	800	30,294
DIRECTV*	38,900	2,972,738
Discovery Communications, Inc. (Class A Stock)*	19,000	1,571,300
Gannett Co., Inc.	16,800	463,680
Interpublic Group of Cos., Inc. (The)	37,731	646,709
ITV PLC (United Kingdom)	329,701	1,053,394
JCDecaux SA (France)	22,701	993,527
News Corp. (Class A Stock)*	33,075	569,551

Omnicom Group, Inc.	20,200	1,466,520
REA Group Ltd. (Australia)	11,944	541,224
RTL Group SA (Germany)	504	57,401
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	698,372
Time Warner Cable, Inc.	21,914	3,006,163
Time Warner, Inc.	71,566	4,675,407
Twenty-First Century Fox, Inc. (Class A Stock)	151,500	4,843,455
Viacom, Inc. (Class B Stock)	32,434	2,756,566
Walt Disney Co. (The)	128,600	10,297,002

		49,676,537

Metals & Mining — 0.6%
Alcoa, Inc.	90,540	1,165,250
Allegheny Technologies, Inc.	9,900	373,032
Anglo American PLC (United Kingdom)	17,947	458,628
ArcelorMittal (Luxembourg)	7,751	125,095
BHP Billiton Ltd. (Australia)	42,709	1,447,636
BHP Billiton PLC (United Kingdom)	56,068	1,731,294
Cliffs Natural Resources, Inc.(a)	12,700	259,842
Fortescue Metals Group Ltd. (Australia)	209,562	1,025,993
Freeport-McMoRan Copper & Gold, Inc.	81,988	2,711,343
JFE Holdings, Inc. (Japan)	6,300	118,381
Kobe Steel Ltd. (Japan)	32,000	42,466
Maruichi Steel Tube Ltd. (Japan)	700	18,115
Mitsubishi Materials Corp. (Japan)	15,000	42,510
Newmont Mining Corp.	37,600	881,344
Nippon Steel & Sumitomo Metal Corp. (Japan)	102,000	278,335
Nucor Corp.	24,800	1,253,392
Rio Tinto PLC (United Kingdom)	1,416	78,967
Sumitomo Metal Mining Co. Ltd. (Japan)	72,000	902,440
United States Steel Corp.(a)	14,700	405,867
Voestalpine AG (Austria)	19,171	843,697

		14,163,627

Multiline Retail — 0.4%
Dollar General Corp.*	22,800	1,264,944
Dollar Tree, Inc.*	16,800	876,624
Family Dollar Stores, Inc.	7,600	440,876
Kohl’s Corp.(a)	16,900	959,920
Macy’s, Inc.	29,174	1,729,726
Next PLC (United Kingdom)	9,948	1,094,778
Nordstrom, Inc.	12,400	774,380
Target Corp.	48,900	2,958,939

		10,100,187

Multi-Utilities — 0.7%
Ameren Corp.	20,000	824,000
CenterPoint Energy, Inc.	33,400	791,246
Centrica PLC (United Kingdom)	95,788	526,970
CMS Energy Corp.	23,000	673,440
Consolidated Edison, Inc.(a)	24,200	1,298,330
Dominion Resources, Inc.	44,732	3,175,525
DTE Energy Co.	13,100	973,199
E.ON SE (Germany)	41,275	806,109
GDF Suez (France)	30,387	831,241
Integrys Energy Group, Inc.	6,620	394,883
National Grid PLC (United Kingdom)	66,712	916,723
NiSource, Inc.	24,800	881,144
PG&E Corp.	33,900	1,464,480
Public Service Enterprise Group, Inc.	39,400	1,502,716
SCANA Corp.	11,500	590,180

Sempra Energy	18,019	1,743,518
TECO Energy, Inc.(a)	20,500	351,575
Wisconsin Energy Corp.(a)	18,800	875,140

		18,620,419

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	39,354	3,335,645
Apache Corp.	31,014	2,572,611
BP PLC (United Kingdom)	367,497	2,952,839
Cabot Oil & Gas Corp.	33,700	1,141,756
Chesapeake Energy Corp.	41,800	1,070,916
Chevron Corp.	149,822	17,815,334
ConocoPhillips	94,677	6,660,527
CONSOL Energy, Inc.(a)	19,500	779,025
Delek Group Ltd. (Israel)	1,515	605,161
Denbury Resources, Inc.	26,700	437,880
Devon Energy Corp.	28,100	1,880,733
Eni SpA (Italy)	24,463	613,447
EOG Resources, Inc.	21,000	4,119,570
EQT Corp.	11,500	1,115,155
Exxon Mobil Corp.	338,899	33,103,654
Hess Corp.	21,200	1,757,056
Kinder Morgan, Inc.	51,598	1,676,419
Marathon Oil Corp.	52,782	1,874,817
Marathon Petroleum Corp.	24,341	2,118,641
Murphy Oil Corp.	13,700	861,182
Neste Oil OYJ (Finland)	16,000	326,229
Newfield Exploration Co.*	13,900	435,904
Noble Energy, Inc.	28,700	2,038,848
Occidental Petroleum Corp.	62,100	5,917,509
OMV AG (Austria)	19,632	891,133
ONEOK, Inc.	16,000	948,000
Peabody Energy Corp.(a)	23,300	380,722
Phillips 66	47,238	3,640,160
Pioneer Natural Resources Co.	10,800	2,021,112
QEP Resources, Inc.	15,500	456,320
Range Resources Corp.	12,100	1,003,937
Repsol SA (Spain)	5,575	142,383
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	39,037	1,426,317
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	31,817	1,242,141
Showa Shell Sekiyu KK (Japan)	76,600	683,973
Southwestern Energy Co.*	29,000	1,334,290
Spectra Energy Corp.(a)	49,162	1,816,044
Statoil ASA (Norway)	5,930	167,313
Tesoro Corp.	11,200	566,608
Total SA (France)	42,578	2,802,694
Valero Energy Corp.	43,300	2,299,230
Williams Cos., Inc. (The)	50,300	2,041,174
Woodside Petroleum Ltd. (Australia)	6,211	224,897

		119,299,306

Paper & Forest Products — 0.1%
International Paper Co.	32,173	1,476,097
Oji Holdings Corp. (Japan)	11,000	49,202
Stora Enso OYJ (Finland) (Class R Stock)	7,271	77,817
UPM-Kymmene OYJ (Finland)	6,863	117,419

		1,720,535

Personal Products — 0.1%
Avon Products, Inc.	39,200	573,888
Estee Lauder Cos., Inc. (The) (Class A Stock)	18,300	1,223,904

		1,797,792

Pharmaceuticals — 3.8%
AbbVie, Inc.	122,100	6,275,940
Actavis, Inc.*	13,000	2,676,050
Allergan, Inc.	23,200	2,879,120
AstraZeneca PLC (United Kingdom)	3,243	210,233
Bayer AG (Germany)	4,359	590,315
Bristol-Myers Squibb Co.	127,470	6,622,067
Eli Lilly & Co.	76,800	4,520,448
Forest Laboratories, Inc.*	17,600	1,623,952
GlaxoSmithKline PLC (United Kingdom)	95,102	2,535,909
Hospira, Inc.*	14,860	642,695
Johnson & Johnson	220,348	21,644,784
Merck & Co., Inc.	228,133	12,951,110
Merck KGaA (Germany)	3,822	643,652
Mylan, Inc.*	31,500	1,538,145
Novartis AG (Switzerland)	33,321	2,829,217
Novo Nordisk A/S (Denmark) (Class B Stock)	8,059	366,945
Orion OYJ (Finland) (Class B Stock)	17,285	521,833
Otsuka Holdings Co. Ltd. (Japan)	35,600	1,064,983
Perrigo Co. PLC	9,500	1,469,270
Pfizer, Inc.	504,370	16,200,364
Roche Holding AG (Switzerland)	12,043	3,622,098
Sanofi (France)	10,170	1,062,762
Shionogi & Co. Ltd. (Japan)	3,900	72,099
Shire PLC (Ireland)	13,613	673,911
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	400	32,216
Teva Pharmaceutical Industries Ltd. (Israel)	14,183	747,454
Zoetis, Inc.	41,300	1,195,222

		95,212,794

Professional Services — 0.1%
Adecco SA (Switzerland)	1,725	143,565
Capita PLC (United Kingdom)	42,072	769,280
Dun & Bradstreet Corp. (The)	2,900	288,115
Equifax, Inc.	10,100	687,103
Nielsen Holdings NV	19,100	852,433
Robert Half International, Inc.	11,200	469,840
Seek Ltd. (Australia)	20,017	327,278

		3,537,614

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	29,900	2,447,913
Apartment Investment & Management Co. (Class A Stock)	13,033	393,857
AvalonBay Communities, Inc.	10,075	1,323,049
Boston Properties, Inc.	12,600	1,443,078
British Land Co. PLC (United Kingdom)	64,033	698,679
CapitaCommercial Trust (Singapore)	501,000	593,119
Crown Castle International Corp.	24,700	1,822,366
Dexus Property Group (Australia)	610,649	602,183
Equity Residential	24,100	1,397,559
Federation Centres Ltd. (Australia)	110,962	243,233
General Growth Properties, Inc.	37,800	831,600
GPT Group (Australia)	22,669	77,047
HCP, Inc.	36,600	1,419,714
Health Care REIT, Inc.	20,200	1,203,920
Host Hotels & Resorts, Inc.(a)	61,982	1,254,516
Kimco Realty Corp.(a)	33,800	739,544

Link REIT (The) (Hong Kong)	218,000	1,074,982
Macerich Co. (The)	9,500	592,135
Plum Creek Timber Co., Inc.	12,700	533,908
Prologis, Inc.	39,977	1,632,261
Public Storage	10,600	1,785,994
Simon Property Group, Inc.	24,243	3,975,852
Unibail-Rodamco SE (France)	3,846	998,150
Ventas, Inc.	21,918	1,327,573
Vornado Realty Trust	14,225	1,402,016
Weyerhaeuser Co.	42,398	1,244,381

		31,058,629

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	24,300	666,549
Cheung Kong Holdings Ltd. (Hong Kong)	38,000	631,852
Hysan Development Co. Ltd. (Hong Kong)	124,000	541,100
Sino Land Co. Ltd. (Hong Kong)	36,000	53,062
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	9,000	105,121
Swiss Prime Site AG (Switzerland)	704	59,867
Wheelock & Co. Ltd. (Hong Kong)	85,000	333,127

		2,390,678

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	26,000	41,127
CSX Corp.	76,300	2,210,411
Kansas City Southern	9,000	918,540
Nippon Express Co. Ltd. (Japan)	10,000	48,907
Norfolk Southern Corp.	23,400	2,273,778
Ryder System, Inc.	4,900	391,608
Union Pacific Corp.	35,900	6,736,994
West Japan Railway Co. (Japan)	2,200	89,796

		12,711,161

Semiconductors & Semiconductor Equipment — 1.1%
Altera Corp.	23,800	862,512
Analog Devices, Inc.	25,700	1,365,698
Applied Materials, Inc.	87,500	1,786,750
Broadcom Corp. (Class A Stock)	45,450	1,430,766
First Solar, Inc.*(a)	5,400	376,866
Infineon Technologies AG (Germany)	24,889	296,933
Intel Corp.	385,800	9,957,498
KLA-Tencor Corp.	11,400	788,196
Lam Research Corp.*	11,650	640,750
Linear Technology Corp.(a)	17,100	832,599
LSI Corp.	44,200	489,294
Microchip Technology, Inc.(a)	16,600	792,816
Micron Technology, Inc.*(a)	81,800	1,935,388
NVIDIA Corp.	47,750	855,202
Rohm Co. Ltd. (Japan)	4,600	205,401
Texas Instruments, Inc.	85,800	4,045,470
Xilinx, Inc.	22,000	1,193,940

		27,856,079

Software — 1.9%
Adobe Systems, Inc.*	35,000	2,300,900
Autodesk, Inc.*	14,900	732,782
CA, Inc.	25,164	779,329
Citrix Systems, Inc.*	15,100	867,193
Electronic Arts, Inc.*	26,400	765,864
Intuit, Inc.	23,500	1,826,655

Microsoft Corp.	591,400	24,241,486
Oracle Corp.	274,900	11,246,159
Red Hat, Inc.*	13,500	715,230
Salesforce.com, Inc.*	43,300	2,471,997
SAP AG (Germany)	367	29,769
Symantec Corp.	57,678	1,151,830

		47,129,194

Specialty Retail — 1.1%
AutoNation, Inc.*	3,874	206,213
AutoZone, Inc.*(a)	2,750	1,477,025
Bed Bath & Beyond, Inc.*(a)	18,000	1,238,400
Best Buy Co., Inc.	22,025	581,680
CarMax, Inc.*(a)	18,500	865,800
GameStop Corp. (Class A Stock)	9,100	374,010
Gap, Inc. (The)	18,700	749,122
Home Depot, Inc. (The)	109,450	8,660,778
L Brands, Inc.	20,306	1,152,772
Lowe’s Cos., Inc.	82,600	4,039,140
O’Reilly Automotive, Inc.*(a)	8,200	1,216,798
PetSmart, Inc.(a)	8,600	592,454
Ross Stores, Inc.	17,700	1,266,435
Staples, Inc.	56,449	640,132
Tiffany & Co.	8,300	715,045
TJX Cos., Inc. (The)	55,400	3,360,010
Tractor Supply Co.	9,000	635,670
Urban Outfitters, Inc.*	6,900	251,643
USS Co. Ltd. (Japan)	4,100	57,596

		28,080,723

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	70,120	37,636,209
Brother Industries Ltd. (Japan)	38,400	536,918
EMC Corp.	161,350	4,422,603
Hewlett-Packard Co.	146,448	4,739,057
Konica Minolta, Inc. (Japan)	6,500	60,812
NetApp, Inc.	26,300	970,470
Ricoh Co. Ltd. (Japan)	25,000	289,820
SanDisk Corp.	18,600	1,510,134
Seagate Technology PLC(a)	25,600	1,437,696
Seiko Epson Corp. (Japan)	22,400	699,927
Western Digital Corp.	15,600	1,432,392

		53,736,038

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	2,100	41,283
Christian Dior SA (France)	3,895	748,102
Cie Financiere Richemont SA (Switzerland)	486	46,432
Coach, Inc.	22,100	1,097,486
Fossil Group, Inc.*	3,000	349,830
Michael Kors Holdings Ltd.*	13,900	1,296,453
NIKE, Inc. (Class B Stock)	59,000	4,357,740
PVH Corp.	6,500	811,005
Ralph Lauren Corp.	5,100	820,743
Swatch Group AG (The) (Switzerland)	556	64,476
Swatch Group AG (The) (Switzerland) (Bearer Shares)	83	52,069
VF Corp.	25,600	1,584,128
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	7,500	24,439

		11,294,186

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	34,300	337,169
People’s United Financial, Inc.(a)	26,300	391,081

		728,250

Tobacco — 0.9%
Altria Group, Inc.	154,100	5,767,963
British American Tobacco PLC (United Kingdom)	23,582	1,315,530
Japan Tobacco, Inc. (Japan)	38,000	1,192,722
Lorillard, Inc.	26,841	1,451,561
Philip Morris International, Inc.	125,300	10,258,311
Reynolds American, Inc.	24,100	1,287,422
Swedish Match AB (Sweden)	2,629	86,065

		21,359,574

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	21,500	1,060,380
ITOCHU Corp. (Japan)	20,100	235,178
Marubeni Corp. (Japan)	146,000	980,120
Mitsubishi Corp. (Japan)	50,700	940,476
Mitsui & Co. Ltd. (Japan)	23,200	327,899
Sojitz Corp. (Japan)	16,700	28,470
Sumitomo Corp. (Japan)	15,000	190,733
Travis Perkins PLC (United Kingdom)	31,222	983,105
W.W. Grainger, Inc.	4,700	1,187,502

		5,933,863

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	11,553	264,046
Atlantia SpA (Italy)	39,979	1,027,250
Auckland International Airport Ltd. (New Zealand)	18,452	61,048
Groupe Eurotunnel SA (France)	2,830	36,126

		1,388,470

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	22,800	1,323,882
Millicom International Cellular SA, SDR	865	88,102
SoftBank Corp. (Japan)	1,300	98,239
Vodafone Group PLC (United Kingdom)	331,949	1,220,676

		2,730,899

TOTAL COMMON STOCKS (cost $716,014,666)		1,476,999,487

EXCHANGE TRADED FUND — 0.2%
iShares MSCI EAFE Index Fund(a) (cost $4,057,634)	63,950	4,295,521

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	697	65,856
Volkswagen AG (Germany) (PRFC)	2,891	749,628

		815,484

Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)	20,000	554,800

Media
ProSiebenSat.1 Media AG (Germany)(a)	10,782	494,564

TOTAL PREFERRED STOCKS (cost $1,775,932)					1,864,848

				Units
RIGHTS*
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 04/15/14 (cost $1,517)				6,553	1,535

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.8%
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.499	%(b)	04/25/19	411	405,441

Collateralized Loan Obligations — 1.1%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.417	%(b)	04/20/25	2,100	2,070,875
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	250	245,288
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.432	%(b)	07/13/25	2,400	2,366,657
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.735	%(b)	04/28/26	400	396,960
Ares Enhanced Loan Investment Strategy II Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.499	%(b)	01/26/20	469	465,800
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.439	%(b)	07/15/24	1,000	986,372
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.388	%(b)	04/17/25	2,200	2,166,782
Carlyle Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.489	%(b)	04/27/21	2,474	2,434,046
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.487	%(b)	07/22/20	351	348,423
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.703	%(b)	03/15/20	1,000	980,839
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.379	%(b)	04/15/24	1,500	1,473,219
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.823	%(b)	05/15/26	250	249,250
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.635	%(b)	09/06/22	117	117,036
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.733	%(b)	09/15/23	300	299,661
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.706	%(b)	05/18/23	1,100	1,097,450
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.486	%(b)	02/22/20	108	107,433
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.483	%(b)	03/15/18	29	29,228
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.716	%(b)	11/22/23	1,000	998,487
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	2.436	%(b)	11/22/23	900	894,906
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.157	%(b)	04/20/21	1,405	1,396,571
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.387	%(b)	07/22/25	1,000	984,204

Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.289	%(b)	04/15/25	2,600	2,543,828
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.886	%(b)	08/17/22	500	499,534
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937	%(b)	10/20/23	900	905,352
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.488	%(b)	11/01/18	694	689,834
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.359	%(b)	07/15/25	2,200	2,162,441

					26,910,476

Non-Residential Mortgage-Backed Securities — 0.3%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.955	%(b)	05/15/20	2,700	2,708,699
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.005	%(b)	06/15/18	4,500	4,498,902
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,199	1,201,253

					8,408,854

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.804	%(b)	03/25/33	365	344,303
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.904	%(b)	03/25/34	3,178	3,015,159
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.357	%(b)	07/25/35	375	361,572
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.700	%(b)	07/25/34	497	472,470
Fremont Home Loan Trust, Series 2004-2, Class M1	1.009	%(b)	07/25/34	506	435,196
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.684	%(b)	06/25/34	741	699,184
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.354	%(b)	05/25/33	184	171,277
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.204	%(b)	12/25/33	1,042	1,002,176
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.054	%(b)	07/25/32	466	428,278
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.429	%(b)	09/25/32	685	635,851
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.919	%(b)	02/25/34	1,084	997,702

					8,563,168

TOTAL ASSET-BACKED SECURITIES (cost $43,745,722)					44,287,939

BANK LOANS(b) — 0.3%
Automotive
Schaeffler AG (Germany)	4.250%		01/27/17	600	602,143

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/08/20	1,000	997,500

Foods — 0.1%
ARAMARK Corp.	3.250%		09/09/19	900	900,441
Big Heart Pet Brands, Inc.	3.500%		03/09/20	772	773,503

					1,673,944

Health Care & Pharmaceutical — 0.1%
Grifols SA	3.236%		03/31/21	250	249,688
HCA, Inc.	2.903%		03/31/17	882	881,719
HCA, Inc.	2.988%		05/01/18	368	367,659
RPI Finance Trust	3.250%		11/09/18	890	890,033
Universal Health Services, Inc.	1.664%		08/15/16	85	84,748

					2,473,847

Technology — 0.1%
First Data Corp.	4.234%		03/26/18	2,055	2,058,840
First Data Corp.	4.235%		03/24/21	156	155,780
TransUnion LLC/TransUnion Financing Corp.	4.000%		03/31/21	400	400,375

					2,614,995

TOTAL BANK LOANS (cost $8,296,149)					8,362,429

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,400	3,481,161
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.550	%(b)	04/10/49	3,115	3,419,793
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.694	%(b)	12/10/49	800	891,175
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	855,086
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,012	1,085,344
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	2,600	2,596,916
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	928,677
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,340,399
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	1,100	1,138,400
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	1,000	1,010,841
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,056,848
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(b)	04/10/37	1,400	1,467,505
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	2,044	2,075,960
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.466	%(b)	02/15/39	2,810	2,996,320
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.466	%(b)	02/15/39	530	569,026
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	900	926,911
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(b)	12/25/23	1,925	1,960,884
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,500,826
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	958,758
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.472	%(b)	05/25/22	21,216	1,951,460
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.511	%(b)	06/25/22	5,859	562,629

FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	5,300	5,373,114
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	1,800	1,850,278
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.741	%(b)	08/25/16	6,059	165,351
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.782	%(b)	05/25/19	16,858	1,298,804
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.710	%(b)	07/25/19	17,415	1,316,107
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class ASB	4.853	%(b)	03/15/46	337	339,237
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%		07/15/42	154	156,062
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,039,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%		07/15/42	874	883,251
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(b)	10/15/42	1,170	1,231,930
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	918	953,696
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.800	%(b)	06/15/49	521	520,760
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,800	1,842,698
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,403,444
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,042,806
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,700	1,759,906
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,027,655
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%		07/15/30	620	638,884
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(b)	11/15/40	1,390	1,479,929
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.657	%(b)	05/12/39	780	844,839
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.517	%(b)	02/12/39	440	475,196
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.868	%(b)	06/12/46	2,210	2,401,671
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,844	1,848,337
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,142,444
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.644	%(b)	10/15/42	2,228	2,370,859
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	2,484	2,541,540
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.648	%(b)	06/11/42	323	325,845
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,331,747
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,058,618

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,437,275
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.722	%(b)	05/15/43	3,641	3,898,190
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	4,233	4,714,340

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $88,338,626)					88,488,775

CORPORATE BONDS — 7.9%
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.300%		05/01/14	900	903,375

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	104	110,094
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(d)	6.703%		06/15/21	126	137,148
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2 Class A	7.250%		11/10/19	599	700,720
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A(a)	4.750%		01/12/21	632	683,068
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2 Class A	4.000%		10/29/24	405	409,050
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	325	382,231
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A(a)	4.950%		05/23/19	538	586,547
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	870	960,857

					3,969,715

Automotive — 0.2%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	70	75,105
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	1,890	2,003,028
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	755	773,875
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,065	1,152,862
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%		03/15/17	380	392,008
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	235	253,947

					4,650,825

Banking — 2.1%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	530	513,992
Bank of America Corp., Series K, Jr. Sub. Notes(a)	8.000	%(b)	12/29/49	2,100	2,378,250
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	185	191,933
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,480,049
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,508,840
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	360	347,072
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	745	744,123
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%		01/22/24	2,740	2,770,877
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.650%		05/01/18	105	118,696
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	935,379
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	960,024
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%		10/29/15	1,265	1,288,099
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	550	587,578
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	270	311,627
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,135	1,351,098
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,730	1,717,757

Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	1,125	1,191,994
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	103	132,576
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,229,360
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,195	1,522,526
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	725	793,167
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	596,405
Discover Bank, Sub. Notes	7.000%		04/15/20	485	572,221
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	883,462
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,551,612
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,417,399
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	261,238
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	765	844,532
Goldman Sachs Group, Inc. (The), Sub. Notes	6.450%		05/01/36	1,140	1,265,553
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,346,507
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,028,656
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	150	177,353
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,145	1,172,261
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900	%(b)	04/29/49	2,000	2,260,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,774,992
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	185	198,922
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	2,029,857
Morgan Stanley, Notes, MTN	6.625%		04/01/18	100	116,576
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	640	780,717
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,530	1,691,436
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	1,535	1,734,350
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,110	2,399,963
MUFG Capital Finance 1 Ltd. (Japan), Bank Gtd. Notes	6.346	%(b)	07/29/49	800	874,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	750	754,535
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,171,039
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	484,296
PNC Funding Corp., Bank Gtd. Notes	6.700%		06/10/19	390	469,790
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	780	803,260
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(a)	2.450%		01/10/19	925	933,491
US Bancorp, Sub. Notes, MTN(a)	2.950%		07/15/22	915	880,052

					53,549,492

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	487,039
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		02/06/12	1,850	439,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		05/02/18	700	170,625
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	680	688,455

					1,785,494

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	900	913,500
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	5.125%		06/26/22	500	498,750

					1,412,250

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.625%		09/15/17	900	1,068,750
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,972,315
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%		03/01/16	605	632,381
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%		03/15/15	165	169,524

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	520	491,603
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,240	1,394,097
Time Warner Cable, Inc., Gtd. Notes	7.500%	04/01/14	345	345,000
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	850	852,125

				6,925,795

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,040	1,084,200
Case New Holland Industrial, Inc., Gtd. Notes(a)	7.875%	12/01/17	1,100	1,289,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%	10/15/17	1,198	1,379,078
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%	10/15/37	390	490,488
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%	10/09/42	180	172,961
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	260	264,033
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $319,875; purchased 07/10/12)(c)(d)	2.500%	07/11/14	320	321,535
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 05/08/12)(c)(d)	3.125%	05/11/15	420	430,348
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,060	1,128,418

				6,560,811

Chemicals — 0.2%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	463,943
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	9.400%	05/15/39	35	55,299
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	800	890,767
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	265	286,505
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	860	923,582
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	6.875%	09/15/20	950	1,042,597
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	601,386

				4,264,079

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,600	1,823,446

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	170	190,356
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	654,349
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	741	809,542
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	399,687
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	165,099
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	45	45,887
Duke Energy Carolinas LLC, First Mtge. Bonds	6.050%	04/15/38	530	658,360
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	947,738
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,160	1,257,100
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	195	203,998
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	1,375	1,518,286
Florida Power & Light Co., First Mtge. Bonds	5.950%	10/01/33	380	465,842
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	155,278
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	5.950%	05/15/37	325	381,575
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	603,093
Northeast Utilities, Sr. Unsec’d. Notes	4.500%	11/15/19	605	657,061

Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%		01/15/15	465	485,237
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	135	160,971
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%		05/01/37	515	622,543
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	493,651
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	263	293,257

					11,168,910

Energy - Integrated
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	650	680,700

Energy - Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	360,752
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	225	268,541
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936	%(f)	10/10/36	1,000	366,931
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	890	919,464
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	350	363,125
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	432,917
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,695,581
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	755	759,866
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	685	745,398
Weatherford International Ltd., Gtd. Notes	7.000%		03/15/38	25	29,488

					5,942,063

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,160	1,743,761
Bunge Ltd. Finance Corp., Gtd. Notes	5.350%		04/15/14	1,000	1,001,440
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	860	1,061,292
Delhaize Group SA (Belgium), Gtd. Notes	6.500%		06/15/17	460	521,405
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	785	866,977

					5,194,875

Healthcare & Pharmaceutical — 0.3%
Actavis, Inc., Sr. Unsec’d. Notes(a)	4.625%		10/01/42	460	439,590
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	440	506,459
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,365	1,406,246
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%		09/15/37	480	602,878
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	900	945,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	160,368
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	3.750%		08/23/22	150	148,988
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	560	601,268
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28	205	247,115
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	355	359,974
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,010	1,019,114
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	4.150%		02/01/24	925	951,670
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	155	153,395

					7,542,065

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	603,676
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	635,824
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	765,744
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	130,918
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	400	502,597
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	527,676
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	318,357
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	775	750,327

					4,235,119

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	533,803
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	125	125,681
American International Group, Inc., Sr. Unsec’d. Notes(a)	6.400%		12/15/20	910	1,084,212
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	900	1,124,992
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	990	1,120,326
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(b)	03/29/67	1,260	1,398,600
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	635	706,503
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	254,729
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,098,282
Lincoln National Corp., Jr. Sub. Notes	6.050	%(b)	04/20/67	250	248,437
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	476	577,055
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	868,429
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	651,103
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	162,367
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	960	1,112,515
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	85	106,832
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	270	302,794
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	846,514
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	420,794
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	640	741,350
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	870	1,274,667
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	102,704
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	715	786,500
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,876,495
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	354,475
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	705	738,649
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	645,007
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	110	112,269

					19,376,084

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,012,300
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	498,955
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	775,255
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	3,123,065
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	407,041
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22	890	900,204

					6,716,820

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	289,087
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	43,988
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,610,909
CBS Corp., Gtd. Notes (original cost $355,252; purchased 07/16/12)(c)(d)	4.850%		07/01/42	340	327,521
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	852,596
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	828,750
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	202,633
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	579,883
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	155	206,510

Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	50	45,586
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	150	144,099
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	325	357,121

				5,488,683

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%	09/30/43	700	740,727
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	15	14,525
Peabody Energy Corp., Gtd. Notes(a)	6.000%	11/15/18	575	603,031
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	370	406,589
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	905	915,402
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	995	1,004,541

				3,684,815

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	580	683,765
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	3,010	3,533,620
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	1,085	1,428,881
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	230	247,395
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%	01/25/16	365	392,375
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	347,362

				6,633,398

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	1,710	1,598,850
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,000	955,000

				2,553,850

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	308,345
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,456,098
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	562,602
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	675	721,761

				3,048,806

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	641,259
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	530	600,501
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	560,707
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	152,789

				1,955,256

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	886,576
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	823,847
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	134,192

				1,844,615

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	369	383,760
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	812,950
ProLogis LP, Gtd. Notes	6.875%	03/15/20	68	80,307
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	244,940
Simon Property Group LP, Sr. Unsec’d. Notes(a)	3.375%	03/15/22	190	192,070
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,925	3,402,579

				5,116,606

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	187,650
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	05/15/41	130	150,661
CVS Caremark Corp., Sr. Unsec’d. Notes	6.125%	09/15/39	335	403,948
Limited Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	1,300	1,373,125
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	420,575
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	309,310

				2,845,269

Technology
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	370	381,831
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	455	468,650

				850,481

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	400	451,420
AT&T Corp., Gtd. Notes	8.000%	11/15/31	18	24,965
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,157,851
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	350	541,037
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	325	362,097
Embarq Corp., Sr. Unsec’d. Notes (original cost $644,955; purchased 05/12/06)(a)(c)(d)	7.995%	06/01/36	645	672,989
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	880	908,571
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	950	1,041,438
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	1,285	1,525,612
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	02/15/38	55	64,580
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	4,190	5,098,958

				11,849,518

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,585	1,588,004
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	354	464,666
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	42	67,388
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	274	449,643
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,666,543
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	290	358,455

				4,594,699

TOTAL CORPORATE BONDS (cost $180,889,111)				197,167,914

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,687,300
State of California, GO, BABs	7.300%	10/01/39	1,250	1,679,587
State of California, GO, BABs	7.500%	04/01/34	350	473,389
State of California, GO, BABs	7.550%	04/01/39	245	341,579
State of California, GO, BABs	7.625%	03/01/40	205	286,096

				4,467,951

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	625	780,294

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,164,659
State of Illinois, GO, Taxable Series	4.421%	01/01/15	630	647,741

				1,812,400

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,403,840

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,303,555

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	451,329
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	296,643

				747,972

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	518,823

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	576,660

Puerto Rico
Commonwealth of Puerto Rico, Series A, GO(a)	8.000%	07/01/35	250	233,490

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,124,389

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	305	344,912

TOTAL MUNICIPAL BONDS (cost $10,939,947)				13,314,286

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	497,350
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A(a)	2.700%	11/25/14	7,220	7,334,798
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	365	408,122
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A(a)	9.250%	04/23/19	695	820,100
KFW (Germany), Gov’t. Gtd. Notes	1.875%	04/01/19	3,460	3,457,855
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%	05/23/18	2,634	2,577,948
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	6.250%	06/17/14	800	808,890
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	513	569,430
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	8.625%	12/01/23	350	432,250
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%	05/20/16	1,400	1,387,750
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	795	748,095
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	425	438,813
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,240	2,447,200
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	760	781,736

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $22,680,783)				22,710,337

NON-CORPORATE SOVEREIGNS — 0.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%		01/07/25		970	938,475
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	1.625%		02/27/19		1,110	1,102,672
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		1,120	1,108,800
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19		442	438,906
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20		870	950,475
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%		01/17/18		845	960,131
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22		600	600,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	4.750%		03/08/44		846	803,700
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%		01/30/20		475	525,825
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		140	141,400
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%		02/18/19		200	206,800
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		610	685,701

TOTAL NON-CORPORATE SOVEREIGNS (cost $8,465,827)						8,463,485

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19		446	454,401
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36		1,768	1,413,470
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.725	%(b)	02/25/35		404	403,811
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.614	%(b)	03/25/35		456	422,652
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.681	%(b)	02/25/37		947	945,747
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.736	%(b)	07/25/35		533	540,746
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		115	117,741
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.445	%(b)	02/25/34		540	548,460
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		325	331,061

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,515,849)						5,178,089

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Federal Home Loan Bank	0.375%		08/28/15	(g)	375	375,500
Federal Home Loan Bank	5.500%		07/15/36	(g)	950	1,160,254
Federal Home Loan Mortgage Corp.	0.750%		01/12/18		455	444,589
Federal Home Loan Mortgage Corp.(a)	1.750%		05/30/19		1,180	1,169,346
Federal Home Loan Mortgage Corp.	2.348	%(b)	12/01/35		359	383,498

Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	4,140	4,055,076
Federal Home Loan Mortgage Corp.	2.383	%(b)	06/01/36	346	367,805
Federal Home Loan Mortgage Corp.	3.000%		01/01/43	1,459	1,408,545
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,500	1,502,109
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,000	1,046,094
Federal Home Loan Mortgage Corp.	4.000%		TBA	6,000	6,202,734
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	5,035	5,277,035
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	14,124	15,062,472
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 05/01/39	4,968	5,354,206
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	4,320	4,756,963
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	1,638	1,836,167
Federal Home Loan Mortgage Corp.	6.500%		12/01/14 - 09/01/16	10	9,364
Federal Home Loan Mortgage Corp.	7.000%		05/01/31 - 10/01/31	368	412,014
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	3,595	3,606,375
Federal National Mortgage Assoc.	1.992	%(b)	07/01/33	475	504,377
Federal National Mortgage Assoc.	2.058	%(b)	06/01/37	75	79,247
Federal National Mortgage Assoc.	2.166	%(b)	07/01/37	586	622,740
Federal National Mortgage Assoc.	2.500%		TBA	3,500	3,487,969
Federal National Mortgage Assoc.	2.500%		01/01/28	1,921	1,921,108
Federal National Mortgage Assoc.	3.000%		TBA	2,500	2,560,937
Federal National Mortgage Assoc.	3.000%		TBA	21,500	20,750,858
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,137,344
Federal National Mortgage Assoc.	3.500%		TBA	5,500	5,513,750
Federal National Mortgage Assoc.	3.500%		06/01/39 - 03/01/43	17,363	17,484,721
Federal National Mortgage Assoc.	4.000%		TBA	6,000	6,214,687
Federal National Mortgage Assoc.	4.500%		11/01/18 - 03/01/41	10,248	10,973,106
Federal National Mortgage Assoc.	5.000%		TBA	2,000	2,175,156
Federal National Mortgage Assoc.	5.000%		10/01/18 - 05/01/36	3,421	3,721,880
Federal National Mortgage Assoc.	5.500%		03/01/16 - 04/01/37	6,364	7,032,620
Federal National Mortgage Assoc.	6.000%		05/01/14 - 06/01/38	7,126	7,989,496
Federal National Mortgage Assoc.	6.500%		07/01/17 - 01/01/37	2,636	2,956,098
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	277	312,470
Federal National Mortgage Assoc.	7.500%		05/01/32	60	68,520
Government National Mortgage Assoc.	3.000%		TBA	2,000	1,961,562
Government National Mortgage Assoc.	3.000%		TBA	2,000	1,966,562
Government National Mortgage Assoc.	3.500%		TBA	8,000	8,161,250
Government National Mortgage Assoc.	4.000%		TBA	8,500	8,931,640
Government National Mortgage Assoc.	4.000%		06/15/40 - 05/20/41	1,677	1,764,784
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,075,000
Government National Mortgage Assoc.	4.500%		01/20/41 - 02/20/41	4,780	5,166,442
Government National Mortgage Assoc.	5.500%		08/15/33 - 04/15/36	2,946	3,291,211

Government National Mortgage Assoc.	6.000%		11/15/23 - 07/15/34		1,044	1,196,503
Government National Mortgage Assoc.	6.500%		10/15/23 - 09/15/36		2,025	2,309,588
Government National Mortgage Assoc.	8.000%		01/15/24 - 07/15/24		40	45,288
Tennessee Valley Authority, Sr. Unsecured Notes	5.880%		04/01/36		85	103,957

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $183,645,860)						187,911,017

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds	3.750%		11/15/43	(h)	2,070	2,143,096
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20		9,329	10,081,476
U.S. Treasury Notes	0.625%		04/30/18		5,354	5,186,270
U.S. Treasury Notes	0.875%		07/31/19		4,980	4,728,276
U.S. Treasury Notes	1.000%		09/30/19		11,930	11,359,603
U.S. Treasury Notes	1.500%		12/31/18		5,090	5,051,825
U.S. Treasury Notes(a)	1.500%		01/31/19 - 02/28/19		27,415	27,164,531
U.S. Treasury Notes	2.000%		02/28/21		2,250	2,207,286
U.S. Treasury Notes	2.125%		01/31/21		9,000	8,912,106
U.S. Treasury Notes	4.500%		05/15/17		9,305	10,312,555
U.S. Treasury Strips Principal	7.000	%(f)	02/15/44		5,175	1,688,607

TOTAL U.S. TREASURY OBLIGATIONS (cost $88,328,209)						88,835,631

TOTAL LONG-TERM INVESTMENTS (cost $1,362,695,832)						2,147,881,293

SHORT-TERM INVESTMENTS — 22.5%
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills (cost $3,699,594)	0.050	%(i)	06/19/14	(g)	3,700	3,699,819

					Shares
AFFILIATED MUTUAL FUNDS — 22.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $98,897,170)(j)					10,322,022	96,407,683
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $462,495,943; includes $136,892,513 of cash collateral for securities on loan)(j)(k)					462,495,943	462,495,943

TOTAL AFFILIATED MUTUAL FUNDS (cost $561,393,113)						558,903,626

			Counterparty		Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
5 Year U.S. Treasury Notes Futures, expiring 05/23/14 , Strike Price $118.25					10,000	104,687
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Barclays Capital Group		22,670	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Citigroup Global Markets		27,775	—

Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14		Citigroup Global Markets	27,775	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14		Citigroup Global Markets	4,600	121,744
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14		Citigroup Global Markets	2,760	73,046
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14		Citigroup Global Markets	4,600	121,390

TOTAL OPTIONS PURCHASED (cost $524,545)				420,867

TOTAL SHORT-TERM INVESTMENTS (cost $565,617,252)				563,024,312

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 108.2% (cost $1,928,313,084)				2,710,905,605

Interest Rate		Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.1%)
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc., (proceeds received $1,071,406)	4.500%	04/15/41	1,000	(1,066,719)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 108.1% (cost $1,927,241,678)				2,709,838,886
Liabilities in excess of other assets(l) — (8.1)%				(203,710,179)

NET ASSETS — 100.0%				$2,506,128,707

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

SWX	Swiss Stock Exchange
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,261,236; cash collateral of $136,892,513 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $3,962,968. The aggregate value, $4,292,401, is approximately 0.2% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal payment; non-income producing security. Such securities may be posted maturity.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Rates quoted represents yield-to-maturity as of purchase date.
(j)

Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment

Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
	Long Positions:
39	2 Year U.S. Treasury Notes	Jun. 2014	$8,562,383	$8,562,937	$554
646	5 Year U.S. Treasury Notes	Jun. 2014	76,923,846	76,843,719	(80,127)
113	10 Year U.S. Treasury Notes	Jun. 2014	13,960,192	13,955,500	(4,692)
306	S&P 500 E-Mini Futures	Jun. 2014	28,121,431	28,528,380	406,949
92	S&P 500 Index	Jun. 2014	42,531,774	42,885,800	354,026

					676,710

	Short Positions:
121	U.S. Long Bond	Jun. 2014	16,097,141	16,119,469	(22,328)
8	U.S. Ultra Bond	Jun. 2014	1,149,634	1,155,750	(6,116)

					(28,444)

					$648,266

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
2,634	05/17/18	0.989%	3 Month LIBOR(2)	$44,164	$—	$44,164	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
14,170	08/31/18	1.625%	3 month LIBOR(2)	$(13,974)	$35,451	$49,425
14,650	02/15/21	2.375%	3 month LIBOR(2)	8,715	38,180	29,465
1,360	01/22/22	2.785%	3 month LIBOR(2)	158	(26,095)	(26,253)
15,350	08/05/23	4.210%	3 month LIBOR(1)	—	181,749	181,749
5,905	10/28/23	4.029%	3 month LIBOR(1)	177	13,523	13,346
350	03/31/44	3.474%	3 month LIBOR(1)	156	(4,691)	(4,847)

				$(4,768)	$238,117	$242,885

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	41,000	$ (624,032)	$(628,436)	$(4,404)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	1,110	0.153%	$ (1,481)	$—	$(1,481)	JPMorgan Chase

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,200	$91,970	$50,007	$41,963	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,120	239,122	133,918	105,204	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	4,320	331,092	189,300	141,792	Deutsche Bank

				$662,184	$373,225	$288,959

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, The Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index of (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 3/31/14
Credit contracts	$283,074
Equity contracts	762,510
Interest rate contracts	595,207

Total	$1,640,791

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,307,258,186	$169,484,253	$257,048
Exchange Traded Fund	4,295,521	—	—
Preferred Stocks	554,800	1,310,048	—
Rights	1,535	—	—
Asset-Backed Securities	—	—	—
Collateralized Debt Obligations	—	405,441	—
Collateralized Loan Obligations	—	26,264,266	646,210
Non-Residential Mortgage-Backed Securities	—	8,408,854	—
Residential Mortgage-Backed Securities	—	8,563,168	—
Bank Loans	—	7,480,710	881,719
Commercial Mortgage-Backed Securities	—	88,488,775	—
Corporate Bonds	—	193,198,199	3,969,715
Municipal Bonds	—	13,314,286	—
Non-Corporate Foreign Agencies	—	22,710,337	—
Non-Corporate Sovereigns	—	8,463,485	—
Residential Mortgage-Backed Securities	—	5,178,089	—
U.S. Government Agency Obligations	—	187,911,017	—
U.S. Treasury Obligations	—	92,535,450	—
Affiliated Mutual Funds	558,903,626	—	—
Options Purchased	104,687	316,180	—
U.S. Government Agency Obligation Security Sold Short	—	(1,066,719)	—
Other Financial Instruments*
Futures Contracts	648,266	—	—
Interest Rate Swap Agreements	—	287,049	—
Credit Default Swap Agreements	—	283,074	—

Total	$1,871,766,621	$833,535,962	$5,754,692

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Diversified Bond Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 88.7%
ASSET-BACKED SECURITIES — 11.2%
Collateralized Debt Obligations
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A(b)	0.447	%(a)	04/20/19		235	$234,843

Collateralized Loan Obligations — 4.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.417	%(a)	04/20/25		3,300	3,254,232
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25		500	490,577
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.637	%(a)	10/22/25		1,300	1,293,539
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.439	%(a)	07/15/24		900	887,735
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.505	%(a)	06/20/17		1,404	1,401,310
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.767	%(a)	01/15/26		700	699,071
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.388	%(a)	04/17/25		2,600	2,560,743
Carlyle Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.489	%(a)	04/27/21		387	380,320
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.688	%(a)	01/20/26		2,500	2,488,948
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.690	%(a)	01/17/26		3,750	3,730,747
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.487	%(a)	07/22/20		878	871,058
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.703	%(a)	03/15/20		1,500	1,471,258
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.379	%(a)	04/15/24		4,200	4,125,012
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.483	%(a)	03/15/18		220	219,206
North Westerly CLO BV (Netherlands), Series II-A, Class A	0.785%		09/14/19	EUR	906	1,241,047
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.716	%(a)	11/22/23		2,800	2,795,764
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	2.436	%(a)	11/22/23		2,700	2,684,719
OCP CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2, 144A	2.038	%(a)	10/24/25		2,200	2,126,681
OHA Intrepid Leveraged Loan Fund CLO Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.157	%(a)	04/20/21		3,903	3,879,364
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		700	689,940
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.289	%(a)	04/15/25		7,300	7,142,285

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.687	%(a)	01/18/26	3,300	3,290,678
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.488	%(a)	11/01/18	1,076	1,069,243
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.359	%(a)	07/15/25	300	294,878

					49,088,355

Non-Residential Mortgage-Backed Securities — 0.5%
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.155	%(a)	05/15/34	178	129,202
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	2,782	2,864,380
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,640	1,643,820

					4,637,402

Residential Mortgage-Backed Securities — 6.1%
ABFC Trust, Series 2004-OPT1, Class M1	1.204	%(a)	08/25/33	1,572	1,477,749
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.054	%(a)	09/25/33	1,480	1,377,731
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	551	562,022
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.114	%(a)	09/25/34	950	928,411
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.079	%(a)	10/25/31	474	378,490
Argent Securities, Inc., Series 2003-W2, Class M4	5.779	%(a)	09/25/33	2,400	2,235,946
Argent Securities, Inc., Series 2004-W10, Class A2	0.934	%(a)	10/25/34	1,802	1,725,669
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.704	%(a)	05/25/34	2,040	1,984,060
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.400	%(a)	06/15/33	1,305	1,233,984
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.205	%(a)	01/15/34	228	218,347
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.054	%(a)	08/25/34	2,022	1,949,688
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.054	%(a)	03/25/34	4,673	4,364,155
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.879	%(a)	04/25/34	1,935	1,738,074
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.529	%(a)	03/25/33	224	23,923
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	1,114	1,146,413
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.404	%(a)	08/25/32	78	67,563
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.700%		07/25/34	629	597,703
FBR Securitization Trust, Series 2005-2, Class M1	0.874	%(a)	09/25/35	3,600	3,407,530
Fremont Home Loan Trust, Series 2003-B, Class M1	1.204	%(a)	12/25/33	233	220,203
GSAMP Trust, Series 2004-FM1, Class M1	1.129	%(a)	11/25/33	2,275	2,207,745
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.437	%(a)	01/20/36	545	535,021
HSBC Home Equity Loan Trust, Series 2006-2, Class A1	0.307	%(a)	03/20/36	144	141,143
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	0.337	%(a)	03/20/36	175	171,425
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.904	%(a)	02/25/34	4,250	3,984,371
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	115	117,741
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.934	%(a)	02/25/34	2,256	2,229,718

Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.354	%(a)	08/25/35		762	722,553
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.674	%(a)	06/25/35		2,072	1,954,139
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.354	%(a)	05/25/33		1,369	1,276,019
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.174	%(a)	10/25/33		1,056	979,224
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.204	%(a)	12/27/33		846	814,268
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.024	%(a)	11/25/34		3,688	3,274,970
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.084	%(a)	06/25/34		2,283	2,124,443
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.069	%(a)	07/25/34		1,870	1,780,710
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.279	%(a)	10/25/33		3,153	3,051,309
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.919	%(a)	02/25/35		3,048	2,732,116
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.354	%(a)	12/25/34		436	428,469
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34		1,000	1,057,692
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.279	%(a)	12/25/32		199	182,530
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.934	%(a)	02/25/34		3,515	3,158,889
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.919	%(a)	02/25/35		76	71,824
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.446	%(a)	02/25/34		1,512	1,535,689
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.859	%(a)	03/25/34		2,297	2,100,897
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.354	%(a)	08/25/34		1,400	1,269,111
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.154	%(a)	07/25/32		945	880,230
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		498	507,878

						64,927,785

TOTAL ASSET-BACKED SECURITIES (cost $110,679,844)						118,888,385

BANK LOANS(a) — 2.8%
Automotive — 0.1%
Chrysler Group LLC	3.500%		05/24/17		1,352	1,352,360

Banking — 0.2%
AA Group (United Kingdom)	3.521%		07/31/18	GBP	1,212	2,012,195

Chemicals — 0.1%
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	900	1,248,881

Financials — 0.3%
Scandlines GmbH (Germany)	4.716%		12/03/20	EUR	2,000	2,780,801

Foods — 0.1%
Pinnacle Foods Finance LLC	3.250%		04/29/20		798	793,710

Gaming — 0.2%
CCM Merger, Inc.	5.000%		03/01/17		2,461	2,467,373

Healthcare & Pharmaceutical — 0.7%
Alere, Inc.	3.182%		06/30/16		461	461,196
DaVita, Inc.	4.000%		11/01/19		1,033	1,037,905
Grifols SA	3.236%		03/31/21		150	149,812
HCA, Inc.	2.903%		03/31/17		1,102	1,102,149
HCA, Inc.	2.988%		05/01/18		460	459,573
Quintiles Transnational Corp.	3.750%		06/08/18		1,473	1,471,389
RPI Finance Trust (Luxembourg)	3.250%		05/09/18		2,355	2,358,727

						7,040,751

Retailers — 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.963%		07/09/17	GBP	2,000	3,342,614

Technology — 0.6%
First Data Corp.	4.234%		03/26/18		2,411	2,415,178
First Data Corp.	4.235%		03/24/21		183	182,742
Freescale Semiconductor, Inc.	5.000%		02/28/20		1,733	1,736,710
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19	GBP	900	1,511,261
TransUnion LLC/TransUnion Financing Corp.	4.000%		03/31/21		200	200,188

						6,046,079

Transportation — 0.2%
RAC PLC (original cost $2,404,536; purchased 10/24/12)(b)(e)	5.316%		10/29/19	GBP	1,500	2,525,090

TOTAL BANK LOANS (cost $28,621,073)						29,609,854

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889	%(a)	07/10/44		1,575	1,702,914
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		2,150	2,163,493
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		358	358,641
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	850,592
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	5.449%		01/15/49		395	394,670
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.550	%(a)	04/10/49		1,412	1,550,306
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		148	148,102
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.694	%(a)	12/10/49		1,590	1,771,211
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		2,800	2,660,269
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB	5.332	%(a)	01/15/46		955	965,162
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		2,189	2,231,192
Commercial Mortgage Pass-Through Certificates, Series 2007-GG9, Class A2	5.381%		03/10/39		2,560	2,600,141
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,857,354
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46		3,900	3,733,969
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46		6,500	6,570,466
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859	%(a)	08/10/42		1,700	1,741,013
Commercial Mortgage Trust, Series 2013-CR11, Class A3	3.983%		10/10/46		3,600	3,705,376

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.466	%(a)	02/15/39	970	1,041,424
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	5.971	%(a)	09/15/39	1,923	1,932,224
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.663	%(a)	06/25/20	9,585	743,621
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.472	%(a)	05/25/22	29,111	2,677,584
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.511	%(a)	06/25/22	16,584	1,592,526
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.802%		10/25/23	13,241	784,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.741	%(a)	08/25/16	11,835	322,952
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.782	%(a)	05/25/19	23,303	1,795,405
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.710	%(a)	07/25/19	27,863	2,105,771
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	4,259	4,259,728
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,600	4,374,816
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	1,820	1,916,336
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.800	%(a)	06/15/49	2,756	2,757,422
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.960	%(a)	02/15/51	4,945	4,968,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,871,258
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,374,034
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,297,467
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	2,100	2,235,864
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	880	910,639
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.841	%(a)	06/12/50	499	511,789
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	479	479,380
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	692	692,153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,618,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,173,019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.968	%(a)	07/15/46	4,800	4,997,875
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	3,600	3,703,460
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A3	3.773%		04/15/47	4,100	4,128,208
Morgan Stanley Capital I Trust, Series 2006-T23, Class A3	5.808	%(a)	08/12/41	1,222	1,234,106
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	3,817	3,958,359
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,300	2,187,870
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,396,763
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,641,095
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	3,145	3,305,483
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(c)	5.509%		04/15/47	5,150	5,594,502
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.723	%(a)	06/15/49	2,714	2,988,105

Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	5.569%		05/15/46	1,815	1,784,708

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $130,867,237)					127,362,924

CORPORATE BONDS — 49.2%
Aerospace & Defense — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	2,350	2,795,877

Airlines — 0.6%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(b)	6.703%		06/15/21	2	2,588
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class B	7.373%		12/15/15	394	419,504
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,591	1,805,712
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A(c)	4.750%		01/12/21	482	520,432
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	1,207	1,418,073
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A(c)	4.950%		05/23/19	623	679,382
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	648	716,429
United Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	900	994,385

					6,556,505

Automotive — 1.2%
Ford Motor Co., Sr. Unsec’d. Notes(c)	4.750%		01/15/43	750	725,268
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	2.375%		01/16/18	2,225	2,243,761
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	397,342
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	4,630	4,906,888
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	1,350	1,383,750
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,885	2,040,513
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	660	682,608

					12,380,130

Banking — 12.3%
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A(c)	3.875%		09/27/22	1,730	1,660,999
Bank of America Corp., Jr. Sub. Notes, Series K(c)	8.000	%(a)	12/29/49	3,500	3,963,750
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	4,275	4,121,480
Bank of America Corp., Sr. Unsec’d. Notes	4.000%		04/01/24	1,150	1,148,646
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,750	3,792,259
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,775	2,036,502
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	5,207,199
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,417,059
Bank of America Corp. NA, Sub. Notes	5.300%		03/15/17	790	869,352
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%		05/22/19	1,610	1,931,680
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,575	1,874,872
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	3,700	3,647,982
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,703,291
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	781,207
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	2,050	2,347,281
Citigroup, Inc., Sr. Unsec’d. Notes(c)	6.125%		05/15/18	2,500	2,873,312
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	4,120	5,958,781
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,375	1,751,860
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,152,715
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,365,573

Fifth Third Bancorp, Sr. Unsec’d. Notes	2.300%		03/01/19	425	422,033
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	3,275	3,219,613
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,200	4,762,460
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20	2,420	2,778,908
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	1,355	1,549,025
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	3,195	3,648,597
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,195	2,606,442
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	440	504,028
Huntington Bancshares, Inc., Sub. Notes(c)	7.000%		12/15/20	260	307,412
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49	2,380	2,284,800
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	2.000%		09/25/15	770	782,405
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	3.125%		01/15/16	1,625	1,663,690
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	6,130	6,926,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	2,245	2,349,278
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	500	492,545
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	600	641,563
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	5,100	5,497,489
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	675	725,796
KeyCorp, Sr. Unsec’d. Notes, MTN(c)	5.100%		03/24/21	1,155	1,289,210
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes	7.378	%(a)	10/29/49	1,590	1,629,426
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	2,650	3,039,052
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	1,125	1,113,469
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	4,035	4,460,749
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	3,830	4,327,402
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,635	2,997,110
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,920	2,199,151
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,025	3,043,289
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,675	1,641,415
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes(c)	2.550%		09/18/15	625	638,256
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	950	978,330
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(c)	4.625%		04/19/16	525	560,043
State Street Corp., Jr. Sub. Debs	4.956%		03/15/18	3,025	3,295,429
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	625	630,737
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(c)	3.000%		01/18/23	2,250	2,172,978
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16	4,120	4,300,769

					131,085,599

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	650	680,808
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18	2,740	667,875
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	950	961,812

					2,310,495

Building Materials & Construction — 1.2%
Building Materials Corp. of America, Gtd. Notes, 144A (original cost $1,800,725; purchased 05/09/13)(e)	7.500%		03/15/20	1,615	1,740,163
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes	9.875%		04/30/19	1,000	1,160,000
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%		05/12/20	1,260	1,382,850
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	1,360	1,577,600
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23	594	583,605
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.125%		06/26/22	1,200	1,197,000

Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15		4,695	4,882,800

					12,524,018

Cable — 1.5%
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $1,202,425; purchased 09/13/12-02/25/14)(b)(e)	11.500%	11/20/14		1,120	1,191,400
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		2,225	2,486,438
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		1,610	1,923,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		2,825	2,952,851
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15		275	282,540
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	8.875%	12/01/18	EUR	800	1,201,317
NBCUniversal Media LLC, Gtd. Notes(c)	4.450%	01/15/43		290	280,560
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	993,446
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		2,620	3,071,230
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	1,050	1,851,149

					16,234,881

Capital Goods — 1.6%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,375	1,495,313
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(b)(e)	6.700%	06/01/34		920	1,090,248
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(b)(e)	7.000%	10/15/37		770	968,400
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		500	480,447
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		740	751,480
Hertz Corp. (The), Gtd. Notes(c)	6.750%	04/15/19		1,500	1,606,875
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, 144A	5.750%	06/15/43		425	469,721
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $474,815; purchased 07/10/12)(b)(e)	2.500%	07/11/14		475	477,279
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(b)(e)	2.500%	03/15/16		2,025	2,075,578
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 05/08/12)(b)(e)	3.125%	05/11/15		675	691,631
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		625	622,843
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,003,221
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		1,700	1,906,125
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		1,675	1,705,604
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,086,508

					17,431,273

Chemicals — 1.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		1,300	1,284,785
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		450	512,179
Ashland, Inc., Gtd. Notes	4.750%	08/15/22		875	858,594
CF Industries, Inc., Gtd. Notes(c)	4.950%	06/01/43		675	656,075
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		700	729,797
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		380	442,914
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		300	356,687
Dow Chemical Co. (The), Sr. Unsec’d. Notes(c)	9.400%	05/15/39		1,252	1,978,135
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		3,550	4,158,299

Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(c)	4.875%		09/19/22	850	850,000
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	465	502,734
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	155	166,459
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23	3,058	3,722,253

					16,218,911

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	2,000	2,307,500

Electric — 3.4%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17	4,000	4,735,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	542,468
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%		02/15/21	1,108	1,210,490
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,500	2,731,250
Duke Energy Corp., Sr. Unsec’d. Notes(c)	2.100%		06/15/18	3,775	3,786,827
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	2,325	2,607,683
Enel Finance International NV (Netherlands), Gtd. Notes, 144A(c)	6.000%		10/07/39	1,450	1,514,888
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	500	523,072
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(c)	6.200%		10/01/17	1,930	2,180,730
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(c)	6.250%		10/01/39	1,900	2,097,995
FirstEnergy Corp., Sr. Unsec’d. Notes(c)	2.750%		03/15/18	1,800	1,794,537
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	1,150	1,275,497
NRG Energy, Inc., Gtd. Notes(c)	6.625%		03/15/23	2,750	2,853,125
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(c)	4.600%		06/15/43	1,950	1,954,231
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43	2,025	2,089,049
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	1,953	2,212,354
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	1,947	2,170,995

					36,280,191

Energy - Integrated — 0.9%
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%		11/05/19	1,300	1,436,500
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	870	902,625
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	1,340	1,470,650
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	7.250%		12/12/21	340	373,150
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	1,860	1,947,850
Rosneft Finance SA (Russia), Gtd. Notes, 144A(c)	6.625%		03/20/17	585	626,681
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	2,725	2,643,250

					9,400,706

Energy - Other — 1.7%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	11.500%		02/01/16	600	679,500
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	3,265	3,737,821
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	875	1,034,944
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	298,379
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936	%(g)	10/10/36	2,000	733,862
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	450	569,279
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,650	1,704,625
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43	430	448,808
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,530	1,748,446
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,750	2,046,391
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	1,070,000

Transocean, Inc., Gtd. Notes	2.500%	10/15/17	1,075	1,081,928
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	1,165	1,267,720
Weatherford International Ltd., Gtd. Notes(c)	5.950%	04/15/42	1,550	1,670,027

				18,091,730

Foods — 1.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(f)	7.750%	01/15/19	1,640	2,031,534
Aramark Corp., Gtd. Notes	5.750%	03/15/20	1,350	1,425,938
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	275	245,438
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A(c)	4.750%	10/01/18	375	387,187
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A(c)	9.000%	02/10/17	1,000	1,010,000
Cott Beverages, Inc., Gtd. Notes	8.125%	09/01/18	3,356	3,561,555
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(b)(c)(e)	7.250%	06/01/21	1,330	1,416,450
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(c)	5.000%	06/04/42	900	942,438
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	725	808,375
Sigma Alimentos SA de CV (Mexico), Gtd. Notes	5.625%	04/14/18	950	1,031,937
Stater Brothers Holdings, Inc., Gtd. Notes	7.750%	04/15/15	2,200	2,205,500
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	1,000	1,104,430

				16,170,782

Gaming — 0.2%
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	1,550	1,677,875

Healthcare & Pharmaceutical — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	575	562,516
Actavis, Inc., Sr. Unsec’d. Notes(c)	4.625%	10/01/42	700	668,941
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	2,515	2,590,996
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	115	122,870
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	2,500	2,746,875
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	250	286,372
HCA, Inc., Gtd. Notes(c)	8.000%	10/01/18	2,250	2,666,250
HCA, Inc., Sr. Unsec’d. Notes, MTN	9.000%	12/15/14	320	336,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	225	223,483
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	1,000	1,085,000
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	2,075	1,988,213
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	1,550	1,530,586
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	2,000	2,200,000

				17,008,102

Healthcare Insurance — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,900	2,441,335
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20	745	793,611
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	2,125	2,341,072
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	750	883,089
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%	01/15/15	4,025	4,195,877
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	03/15/43	1,200	1,143,096
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	760	954,934
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	195	250,968
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	525	506,476
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,225	1,186,001

				14,696,459

Insurance — 3.7%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%	11/15/20	430	478,198
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	2,475	2,814,607

American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15	315	334,751
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	3,700	4,228,216
American International Group, Inc., Sr. Unsec’d. Notes(c)	6.400%		12/15/20	950	1,131,870
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	2,005	2,506,232
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%		12/01/14	3,350	3,465,498
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(c)(f)	3.000%		02/11/23	1,850	1,816,796
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(c)	4.500%		02/11/43	1,350	1,337,849
Chubb Corp. (The), Jr. Sub. Notes(c)	6.375	%(a)	03/29/67	1,775	1,970,250
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,559,964
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	556,301
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A(c)	6.500%		03/15/35	1,030	1,198,742
Lincoln National Corp., Jr. Sub. Notes	6.050	%(a)	04/20/67	350	347,812
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,664,488
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,630,982
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	344,414
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	1,200	1,824,947
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.000	%(a)	10/18/42	310	325,500
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	601,134
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	850	984,606
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	146,720
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	1,015	1,116,500
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	3,031,261
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	562,658
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	1,280	1,344,070
XL Group PLC (Ireland), Jr. Sub. Notes	6.500	%(a)	12/31/49	1,880	1,849,450
XL Group PLC (Ireland), Sr. Unsec’d Notes	5.250%		09/15/14	140	142,888

					39,316,704

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,276,041
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	2,420	2,467,568

					3,743,609

Media & Entertainment — 2.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	460	531,921
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	81,693
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,801,926
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18	210	239,510
CBS Corp., Gtd. Notes (original cost $1,253,820; purchased 09/21/12)(b)(e)	4.850%		07/01/42	1,200	1,155,955
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%		08/01/18	2,300	2,455,940
Historic TW, Inc., Gtd. Notes(c)	6.625%		05/15/29	1,837	2,211,054
Liberty Interactive LLC, Sr. Unsec’d. Notes(c)	8.250%		02/01/30	2,250	2,418,750
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	775	840,875
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	4.950%		04/01/14	7,000	7,000,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	4,750	5,498,125
Time Warner Cos., Inc., Gtd. Notes	6.950%		01/15/28	532	664,471
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	1,440	1,699,410
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	95	86,613
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	475	456,313

Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43		445	488,982

						27,631,538

Metals — 0.9%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43		1,250	1,322,728
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39		75	72,625
Peabody Energy Corp., Gtd. Notes(c)	6.000%		11/15/18		4,075	4,273,656
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,007,565
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		550	604,388
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%		01/31/19		400	400,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14		1,825	1,842,500

						9,523,462

Non-Captive Finance — 3.1%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		1,350	1,400,625
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		4,000	4,310,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		675	795,761
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(f)	6.000%		08/07/19		6,315	7,413,557
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		1,185	1,332,826
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	344,248
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%		09/01/14		2,875	2,936,094
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,125	1,210,084
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	6.250%		05/15/19		1,400	1,543,500
Nelnet, Inc., Jr. Sub. Notes	3.609	%(a)	09/29/36		3,775	2,850,125
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(b)	0.966	%(a)	07/03/33		940	817,174
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A	5.875%		09/25/22		1,764	1,700,505
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14		4,150	4,243,375
SLM Corp., Sr. Unsec’d. Notes, MTN(c)	6.000%		01/25/17		1,075	1,171,750
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(c)	5.250%		12/15/24		1,235	1,231,912

						33,301,536

Packaging — 0.4%
Ball Corp., Gtd. Notes	6.750%		09/15/20		345	373,894
Greif Luxembourg Finance, Sr. Unsec’d. Notes, MTN, 144A	7.375%		07/15/21	EUR	1,470	2,377,128
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,078,175

						4,829,197

Paper — 1.0%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		675	773,910
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,000	1,304,588
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18		1,640	2,005,799
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%		09/01/19		4,400	5,262,066
Rock-Tenn Co., Gtd. Notes(c)	4.450%		03/01/19		1,165	1,248,097

						10,594,460

Pipelines & Other — 1.1%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	1,026,965
Buckeye Partners LP, Sr. Unsec’d. Notes(c)	4.150%		07/01/23		1,760	1,755,304
Enterprise Products Operating LLC, Gtd. Notes	5.700%		02/15/42		900	999,051
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%		08/15/42		550	521,566
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%		08/15/33		1,550	1,901,740
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		300	287,318
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		1,345	1,508,302
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17		750	753,312

Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16		2,275	2,532,453
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	586,155

					11,872,166

Real Estate Investment Trusts — 0.4%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14		1,921	1,997,840
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	9,448
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17		45	46,903
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	328,540
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18		40	46,531
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19		1,685	2,280,496

					4,709,758

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		125	137,978
CVS Caremark Corp., Sr. Unsec’d. Notes	6.125%	09/15/39		2,000	2,411,630
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,323,750

					4,873,358

Technology — 1.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15		600	619,185
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21		200	185,500
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535%	10/12/17		395	412,775
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15		195	200,896
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,934,625
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20		2,875	3,122,969
SunGard Data Systems, Inc., Gtd. Notes(c)	7.625%	11/15/20		1,700	1,863,625
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(c)	11.375%	06/15/18		1,850	1,988,750
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15		2,000	2,060,694

					12,389,019

Telecommunications — 2.1%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		655	739,200
AT&T Corp., Gtd. Notes	8.000%	11/15/31		103	142,856
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	493,594
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,296,844
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		328	507,029
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	1,400	2,326,422
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(e)	7.995%	06/01/36		1,250	1,304,241
MetroPCS Wireless, Inc., Gtd. Notes	7.875%	09/01/18		775	823,438
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,426,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	718,770
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		2,250	2,671,306
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		6,000	7,301,610
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A(c)	7.748%	02/02/21		1,300	1,330,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	219,000
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750%	07/15/17	EUR	450	652,369

					21,954,304

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		873	1,400,712

Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,375	2,355,976
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	515	542,689
Lorillard Tobacco Co., Gtd. Notes(c)	3.750%	05/20/23	825	777,613
Lorillard Tobacco Co., Gtd. Notes(c)	8.125%	06/23/19	895	1,106,267

				6,183,257

TOTAL CORPORATE BONDS (cost $488,731,829)				524,093,402

FOREIGN AGENCIES — 2.4%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes(c)	3.000%	05/09/23	750	678,546
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	875	888,125
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	790	822,232
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19	1,080	1,274,400
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	975	1,004,250
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	1,445	1,705,100
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43	1,075	967,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	935	1,122,000
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	652,547
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(c)	4.250%	11/02/20	1,750	1,858,057
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	1,650	1,794,197
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,500	2,815,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,721,250
Petrobras International Finance Co. (Brazil), Gtd. Notes(c)	5.375%	01/27/21	2,925	2,958,114
Petroleos Mexicanos (Mexico), Gtd. Notes(c)	3.500%	01/30/23	1,125	1,058,625
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	2,100	2,194,500
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	745	815,775
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,000	1,256,300

TOTAL FOREIGN AGENCIES (cost $25,372,107)				25,586,518

MUNICIPAL BONDS — 1.9%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,519,920
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,063,567
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,011,803
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,656,242

				7,251,532

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	1,000	1,248,470

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,380	1,656,939

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41	1,175	1,596,520
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs(c)	7.414%	01/01/40	2,050	2,877,872

				4,474,392

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40		695	755,840
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34		450	485,415

					1,241,255

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34		615	750,767

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45		800	913,520

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO, Series A(c)	8.000%	07/01/35		845	789,196

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43		1,375	1,636,016

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26		425	480,616

TOTAL MUNICIPAL BONDS (cost $16,315,415)					20,442,703

SOVEREIGNS — 6.3%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	2,200	3,881,301
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		2,000	1,980,000
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series PSI	2.000%	02/24/23	EUR	2,245	2,424,168
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%	07/14/15	JPY	76,200	712,426
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	107,100	1,001,322
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19		676	671,268
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		2,020	2,050,300
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%	01/11/19	EUR	715	1,102,834
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(c)	6.375%	03/29/21		776	848,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20		2,245	2,452,663
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	4.400%	06/18/19	EUR	2,000	3,130,566
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d Notes	6.500%	11/01/27	EUR	3,545	6,370,685
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%	03/24/17	JPY	170,000	1,697,618
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%	06/08/15	JPY	130,000	1,299,253
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	2,350	3,213,213
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(c)	4.750%	03/08/44		2,500	2,375,000

Panama Government International Bond (Panama), Sr. Unsec’d.(c)	5.200%	01/30/20		1,115	1,234,305
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	4.481%(g)	05/31/18		889	825,464
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%	03/15/16	EUR	850	1,273,355
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	3.500%	03/25/15		2,200	2,229,847
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.450%	06/15/18	EUR	950	1,399,656
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%	06/14/19	EUR	4,480	6,693,307
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%	01/20/42		900	983,340
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34		510	675,750
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		900	1,152,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21		1,600	1,640,000
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		1,370	1,383,700
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	5.875%	09/16/43		200	196,500
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%	03/31/30		836	950,609
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS(c)	4.750%	05/10/18		1,300	1,389,401
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.125%	02/18/19		300	310,200
Spain Government Bond (Spain), Bonds	4.250%	10/31/16	EUR	1,940	2,892,374
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, RegS (original cost $2,985,000; purchased 08/19/13)(e)	4.000%	03/06/18		3,000	3,164,730
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		1,500	1,582,365
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		1,510	1,697,391

TOTAL SOVEREIGNS (cost $61,813,597)					66,885,661

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Federal Home Loan Mortgage Corp.	5.000%	07/01/19		161	171,225
Federal Home Loan Mortgage Corp.(h)	5.500%	10/01/33		1,457	1,634,830
Federal Home Loan Mortgage Corp.	5.500%	01/01/34-06/01/34		363	398,702
Federal Home Loan Mortgage Corp.	6.000%	11/01/33-06/01/34		1,367	1,536,898
Federal Home Loan Mortgage Corp.	6.500%	07/01/32-09/01/32		999	1,130,075
Federal Home Loan Mortgage Corp.	7.000%	10/01/32		159	179,143
Federal National Mortgage Assoc.	4.000%	05/01/19		109	115,153
Federal National Mortgage Assoc.	4.500%	12/01/18-02/01/35		789	835,642
Federal National Mortgage Assoc.	5.500%	03/01/17-06/01/34		3,240	3,523,537
Federal National Mortgage Assoc.	6.000%	09/01/17-11/01/36		1,906	2,133,751
Federal National Mortgage Assoc.(h)	6.000%	10/01/33		714	805,842
Federal National Mortgage Assoc.	6.500%	12/01/14-11/01/33		1,444	1,617,510
Federal National Mortgage Assoc.(h)	6.500%	09/01/32		441	502,942
Federal National Mortgage Assoc.	7.000%	05/01/32-06/01/32		182	204,893
Government National Mortgage Assoc.	5.500%	01/15/33-07/15/35		2,405	2,684,097
Government National Mortgage Assoc.	6.000%	12/15/32-06/20/34		1,412	1,621,823
Government National Mortgage Assoc.(h)	6.000%	11/15/34		1,179	1,356,234
Government National Mortgage Assoc.	6.500%	09/15/32-11/15/33		1,958	2,208,098

Government National Mortgage Assoc.	7.500%	10/15/25-02/15/26	63	70,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,769,518)				22,730,395

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds(f)	3.750%	11/15/43	4,560	4,721,023
U.S. Treasury Notes(f)	2.375%	02/28/15	3,845	3,923,100

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,575,804)				8,644,123

			Shares
COMMON STOCK
Diversified Financial Services
Rescap Liquidating Trust (cost $0)			115	1,696

PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)			45,000	1,248,300

TOTAL LONG-TERM INVESTMENTS (cost $892,871,424)				945,493,961

SHORT-TERM INVESTMENTS — 17.7%
AFFILIATED MUTUAL FUNDS — 17.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $103,999,784)(i)			10,634,650	99,327,632
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $87,879,204; includes $70,193,299 of cash collateral received for securities on loan)(i)(j)			87,879,204	87,879,204

TOTAL AFFILIATED MUTUAL FUNDS (cost $191,878,988)				187,206,836

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(k) — 0.1%
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14		Citibank Global Markets	14,120	373,701
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14		Citibank Global Markets	8,470	224,167
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14		Citibank Global Markets	14,120	372,613

TOTAL OPTIONS PURCHASED (cost $1,024,352)				970,481

TOTAL SHORT-TERM INVESTMENTS (cost $192,903,340)				188,177,317

TOTAL INVESTMENTS — 106.4% (cost $1,085,774,764)	1,133,671,278
Liabilities in excess of other assets(l) — (6.4)%	(67,703,166)

NET ASSETS — 100.0%	$1,065,968,112

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CHILIBOR	Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
COLIBOR	Columbia Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,376,211; cash collateral of $70,193,299 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $17,443,368. The aggregate value of $17,801,165, is approximately 1.7% of net assets.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Position:
1,284	5 Year U.S. Treasury Notes	Jun. 2014	$153,225,606	$152,735,813	$(489,793)
1,289	10 Year U.S. Treasury Notes	Jun. 2014	159,884,612	159,191,500	(693,112)
5	U.S. Long Bond	Jun. 2014	654,538	666,093	11,555
42	U.S. Ultra Bond	Jun. 2014	5,988,013	6,067,688	79,675

					(1,091,675)

	Short Positions:
73	Euro-Bobl	Jun. 2014	12,569,303	12,608,332	(39,029)
53	Euro-Bond	Jun. 2014	10,431,899	10,469,010	(37,111)
514	2 Year U.S. Treasury Notes	Jun. 2014	112,787,567	112,855,125	(67,558)

					(143,698)

					$(1,235,373)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/15/14	Citigroup Global Markets	AUD	1,930	$1,736,000	$1,787,786	$51,786
Expiring 04/15/14	Goldman Sachs & Co.	AUD	2,391	2,139,600	2,215,577	75,977
Expiring 04/15/14	Goldman Sachs & Co.	AUD	2,331	2,124,400	2,159,433	35,033
Expiring 04/15/14	JPMorgan Chase & Co.	AUD	1,944	1,735,300	1,801,308	66,008
Expiring 04/15/14	JPMorgan Chase & Co.	AUD	1,763	1,602,200	1,633,265	31,065
Expiring 04/15/14	JPMorgan Chase & Co.	AUD	1,287	1,158,700	1,192,251	33,551
Expiring 04/15/14	JPMorgan Chase & Co.	AUD	131	116,100	121,345	5,245
Expiring 04/17/14	Deutsche Bank	AUD	1,773	1,605,200	1,642,651	37,451
Brazilian Real,
Expiring 04/14/14	Citigroup Global Markets	BRL	2,700	1,114,543	1,185,437	70,894
Expiring 04/14/14	Citigroup Global Markets	BRL	943	391,185	414,126	22,941
British Pound,
Expiring 04/28/14	Deutsche Bank	GBP	1,056	1,738,000	1,759,672	21,672
Expiring 04/28/14	Goldman Sachs & Co.	GBP	1,038	1,736,000	1,729,496	(6,504)
Canadian Dollar,
Expiring 04/25/14	BNP Paribas	CAD	2,349	2,132,000	2,123,487	(8,513)
Expiring 04/25/14	Goldman Sachs & Co.	CAD	2,362	2,131,000	2,135,679	4,679
Expiring 04/25/14	Goldman Sachs & Co.	CAD	1,908	1,736,000	1,724,713	(11,287)
Expiring 04/25/14	Goldman Sachs & Co.	CAD	1,826	1,662,700	1,650,657	(12,043)
Expiring 04/25/14	JPMorgan Chase & Co.	CAD	1,857	1,671,900	1,678,797	6,897
Expiring 04/25/14	JPMorgan Chase & Co.	CAD	1,775	1,604,700	1,604,856	156
Chinese Yuan Renminbi,
Expiring 04/15/14	Barclays Bank PLC	CNY	9,856	1,593,300	1,584,548	(8,752)
Expiring 04/15/14	Citigroup Global Markets	CNY	58,458	9,673,627	9,398,465	(275,162)
Expiring 04/15/14	Hong Kong & Shanghai Bank	CNY	18,798	3,111,095	3,022,126	(88,969)
Expiring 04/15/14	JPMorgan Chase & Co.	CNY	19,597	3,243,409	3,150,604	(92,805)
Expiring 04/15/14	JPMorgan Chase & Co.	CNY	18,359	3,005,366	2,951,620	(53,746)
Expiring 04/15/14	UBS AG	CNY	22,584	3,737,533	3,630,920	(106,613)
Czech Koruna,
Expiring 04/24/14	Barclays Bank PLC	CZK	35,305	1,744,963	1,771,996	27,033
Expiring 04/24/14	Deutsche Bank	CZK	34,712	1,736,000	1,742,216	6,216
Expiring 04/24/14	Deutsche Bank	CZK	44,045	2,216,900	2,210,670	(6,230)
Expiring 04/24/14	Deutsche Bank	CZK	31,421	1,597,500	1,577,040	(20,460)
Euro,
Expiring 04/28/14	Barclays Bank PLC	EUR	7,858	10,742,204	10,824,677	82,473
Expiring 04/28/14	Citigroup Global Markets	EUR	313	426,624	431,257	4,633
Expiring 04/28/14	Citigroup Global Markets	EUR	128	175,483	176,210	727
Expiring 04/28/14	Deutsche Bank	EUR	2,656	3,596,248	3,658,822	62,574
Expiring 04/28/14	Goldman Sachs & Co.	EUR	2,815	3,838,393	3,877,656	39,263
Expiring 04/28/14	Goldman Sachs & Co.	EUR	1,720	2,377,517	2,369,568	(7,949)
Expiring 04/28/14	Goldman Sachs & Co.	EUR	1,054	1,447,145	1,451,390	4,245
Hungarian Forint,
Expiring 04/24/14	BNP Paribas	HUF	356,835	1,599,000	1,597,332	(1,668)

Expiring 04/24/14	Deutsche Bank	HUF	486,885	2,147,900	2,179,490	31,590
Expiring 04/24/14	Deutsche Bank	HUF	476,291	2,130,700	2,132,065	1,365
Mexican Peso,
Expiring 04/25/14	BNP Paribas	MXN	45,034	3,365,400	3,442,764	77,364
Expiring 04/25/14	Deutsche Bank	MXN	23,132	1,735,300	1,768,376	33,076
Expiring 04/25/14	Goldman Sachs & Co.	MXN	32,258	2,408,100	2,466,056	57,956
New Zealand Dollar,
Expiring 04/15/14	Barclays Bank PLC	NZD	1,493	1,233,904	1,294,262	60,358
Expiring 04/15/14	Deutsche Bank	NZD	2,084	1,736,000	1,806,757	70,757
Expiring 04/15/14	Goldman Sachs & Co.	NZD	2,823	2,313,800	2,446,948	133,148
Expiring 04/15/14	UBS AG	NZD	1,397	1,158,700	1,211,235	52,535
Expiring 10/23/14	Goldman Sachs & Co.	NZD	3,824	3,082,500	3,257,507	175,007
Norwegian Krone,
Expiring 04/24/14	Citigroup Global Markets	NOK	12,820	2,131,600	2,138,963	7,363
Expiring 04/24/14	Deutsche Bank	NOK	15,914	2,662,300	2,655,274	(7,026)
Expiring 04/24/14	Deutsche Bank	NOK	10,093	1,662,700	1,684,036	21,336
Expiring 04/24/14	Deutsche Bank	NOK	9,588	1,599,000	1,599,856	856
Expiring 04/24/14	Goldman Sachs & Co.	NOK	12,811	2,124,400	2,137,582	13,182
Expiring 04/24/14	Goldman Sachs & Co.	NOK	9,630	1,604,700	1,606,799	2,099
Expiring 04/24/14	JPMorgan Chase	NOK	10,613	1,717,029	1,770,784	53,755
Expiring 04/24/14	UBS AG	NOK	10,696	1,736,800	1,784,583	47,783
Philippine Peso,
Expiring 09/17/14	UBS AG	PHP	77,930	1,733,900	1,729,796	(4,104)
Polish Zloty,
Expiring 04/24/14	Citigroup Global Markets	PLN	13,367	4,327,112	4,413,873	86,761
Expiring 04/24/14	Citigroup Global Markets	PLN	5,280	1,736,000	1,743,502	7,502
Expiring 04/24/14	Deutsche Bank	PLN	7,154	2,313,800	2,362,256	48,456
Expiring 04/24/14	Deutsche Bank	PLN	6,448	2,130,700	2,129,153	(1,547)
Expiring 04/24/14	Deutsche Bank	PLN	4,844	1,599,000	1,599,436	436
Romanian Leu,
Expiring 04/24/14	Hong Kong & Shanghai Bank	RON	11,673	3,485,520	3,600,095	114,575
Russian Ruble,
Expiring 04/17/14	Citigroup Global Markets	RUB	39,610	1,176,187	1,124,712	(51,475)
Expiring 04/17/14	Citigroup Global Markets	RUB	11,565	320,000	328,380	8,380
Singapore Dollar,
Expiring 04/17/14	Barclays Bank PLC	SGD	2,022	1,598,700	1,607,088	8,388
Expiring 04/17/14	BNP Paribas	SGD	2,694	2,131,000	2,141,858	10,858
Expiring 04/17/14	Deutsche Bank	SGD	4,055	3,210,400	3,223,425	13,025
Expiring 04/17/14	Deutsche Bank	SGD	2,933	2,313,800	2,331,498	17,698
Expiring 04/17/14	Goldman Sachs & Co.	SGD	3,642	2,893,300	2,895,580	2,280
Expiring 04/17/14	Goldman Sachs & Co.	SGD	2,937	2,317,400	2,334,665	17,265
Expiring 04/17/14	Goldman Sachs & Co.	SGD	2,928	2,311,800	2,327,351	15,551
Expiring 04/17/14	Goldman Sachs & Co.	SGD	2,690	2,134,700	2,138,741	4,041
Expiring 04/17/14	UBS AG	SGD	2,023	1,594,900	1,608,083	13,183
South African Rand,
Expiring 04/25/14	Deutsche Bank	ZAR	22,603	2,132,000	2,138,781	6,781
Expiring 04/25/14	Goldman Sachs & Co.	ZAR	3,853	346,800	364,547	17,747
South Korean Won,
Expiring 04/08/14	Hong Kong & Shanghai Bank	KRW	3,268,114	3,038,128	3,069,007	30,879

Expiring 04/08/14	UBS AG	KRW	1,864,723	1,733,900	1,751,116	17,216
Expiring 04/08/14	UBS AG	KRW	1,846,214	1,735,000	1,733,735	(1,265)
Expiring 04/08/14	UBS AG	KRW	1,246,479	1,157,900	1,170,539	12,639
Swedish Krona,
Expiring 04/24/14	Citigroup Global Markets	SEK	13,523	2,130,700	2,088,509	(42,191)
Expiring 04/24/14	Deutsche Bank	SEK	15,021	2,313,800	2,319,999	6,198
Expiring 04/24/14	Deutsche Bank	SEK	11,228	1,738,000	1,734,201	(3,799)
Expiring 04/24/14	Hong Kong & Shanghai Bank	SEK	50,895	7,846,929	7,860,622	13,693
Expiring 04/24/14	UBS AG	SEK	10,740	1,671,900	1,658,782	(13,118)
Turkish Lira,
Expiring 04/30/14	Citigroup Global Markets	TRY	2,611	1,156,900	1,208,688	51,788
Expiring 04/30/14	Deutsche Bank	TRY	4,707	2,131,600	2,179,445	47,845
Expiring 04/30/14	Deutsche Bank	TRY	3,873	1,735,000	1,793,078	58,078
Expiring 04/30/14	Deutsche Bank	TRY	2,608	1,158,700	1,207,633	48,933
Expiring 04/30/14	Deutsche Bank	TRY	560	240,800	259,063	18,263
Expiring 04/30/14	Goldman Sachs & Co.	TRY	3,454	1,599,000	1,599,082	82

				$193,743,944	$195,147,309	$1,403,365

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/15/14	Citigroup Global Markets	AUD	1,877	$1,671,900	$1,739,123	$(67,223)
Expiring 04/15/14	Goldman Sachs & Co.	AUD	3,529	3,187,000	3,269,691	(82,691)
Expiring 04/15/14	JPMorgan Chase & Co.	AUD	1,169	1,060,800	1,082,558	(21,758)
Expiring 04/15/14	JPMorgan Chase & Co.	AUD	1,867	1,668,600	1,729,892	(61,292)
British Pound,
Expiring 04/28/14	Citigroup Global Markets	GBP	3,625	6,024,311	6,042,880	(18,569)
Expiring 04/28/14	Goldman Sachs & Co.	GBP	1,601	2,662,300	2,669,092	(6,792)
Expiring 04/28/14	JPMorgan Chase & Co.	GBP	1,288	2,130,700	2,146,251	(15,551)
Canadian Dollar,
Expiring 04/25/14	BNP Paribas	CAD	1,851	1,661,100	1,673,473	(12,373)
Expiring 04/25/14	Goldman Sachs & Co.	CAD	2,392	2,124,700	2,162,595	(37,895)
Expiring 04/25/14	JPMorgan Chase & Co.	CAD	1,738	1,557,300	1,571,499	(14,199)
Expiring 04/25/14	JPMorgan Chase & Co.	CAD	2,372	2,136,200	2,144,128	(7,928)
Chinese Yuan Renminbi,
Expiring 04/15/14	Citigroup Global Markets	CNY	39,196	6,310,304	6,301,676	8,628
Expiring 06/26/14	UBS AG	CNY	13,270	2,132,000	2,130,734	1,266
Czech Koruna,
Expiring 04/24/14	BNP Paribas	CZK	34,360	1,686,600	1,724,594	(37,994)
Expiring 04/24/14	Deutsche Bank	CZK	42,100	2,133,400	2,113,063	20,337
Expiring 04/24/14	Deutsche Bank	CZK	69,929	3,505,700	3,509,831	(4,131)
Euro,
Expiring 04/28/14	Deutsche Bank	EUR	1,928	2,655,800	2,655,437	363
Expiring 04/28/14	Goldman Sachs & Co.	EUR	273	373,828	376,627	(2,799)
Expiring 04/28/14	JPMorgan Chase & Co.	EUR	1,318	1,811,900	1,816,196	(4,296)
Expiring 04/28/14	JPMorgan Chase & Co.	EUR	2,232	3,012,600	3,074,795	(62,195)
Hungarian Forint,
Expiring 04/24/14	Barclays Bank PLC	HUF	51,356	229,759	229,889	(130)
Expiring 04/24/14	Citigroup Global Markets	HUF	241,535	1,064,600	1,081,205	(16,605)

Japanese Yen,
Expiring 04/28/14	Barclays Bank PLC	JPY	74,609	720,915	722,964	(2,049)
Mexican Peso,
Expiring 04/25/14	Deutsche Bank	MXN	16,334	1,206,700	1,248,725	(42,025)
Expiring 04/25/14	Deutsche Bank	MXN	24,164	1,803,900	1,847,313	(43,413)
New Zealand Dollar,
Expiring 04/15/14	Goldman Sachs & Co.	NZD	5,237	4,217,600	4,539,673	(322,073)
Expiring 04/15/14	UBS AG	NZD	3,116	2,655,800	2,701,159	(45,359)
Norwegian Krone,
Expiring 04/24/14	Barclays Bank PLC	NOK	28,375	4,674,200	4,734,398	(60,198)
Expiring 04/24/14	BNP Paribas	NOK	10,413	1,689,400	1,737,459	(48,059)
Expiring 04/24/14	Citigroup Global Markets	NOK	12,791	2,133,400	2,134,128	(728)
Expiring 04/24/14	Deutsche Bank	NOK	12,740	2,130,700	2,125,642	5,058
Philippine Peso,
Expiring 06/09/14	UBS AG	PHP	77,930	1,712,751	1,734,801	(22,050)
Polish Zloty,
Expiring 04/24/14	BNP Paribas	PLN	14,519	4,579,100	4,794,270	(215,170)
Expiring 04/24/14	Citigroup Global Markets	PLN	338	111,266	111,754	(488)
Expiring 04/24/14	Deutsche Bank	PLN	3,251	1,064,600	1,073,626	(9,026)
Russian Ruble,
Expiring 04/17/14	Toronto Dominion	RUB	43,021	1,271,682	1,221,563	50,119
Singapore Dollar,
Expiring 04/17/14	Barclays Bank PLC	SGD	5,613	4,429,500	4,462,613	(33,113)
Expiring 04/17/14	Goldman Sachs & Co.	SGD	3,393	2,655,800	2,697,311	(41,511)
Expiring 04/17/14	Goldman Sachs & Co.	SGD	3,406	2,684,800	2,708,025	(23,225)
South Korean Won,
Expiring 04/08/14	UBS AG	KRW	2,645,591	2,443,400	2,484,411	(41,011)
Expiring 04/08/14	UBS AG	KRW	3,298,871	3,016,800	3,097,891	(81,091)
Swedish Krona,
Expiring 04/24/14	Deutsche Bank	SEK	17,972	2,771,100	2,775,784	(4,684)
Expiring 04/24/14	Deutsche Bank	SEK	51,279	7,832,700	7,919,886	(87,186)
Expiring 04/24/14	UBS AG	SEK	26,123	4,040,400	4,034,660	5,740
Turkish Lira,
Expiring 04/30/14	Citigroup Global Markets	TRY	57,109	24,099,539	26,440,951	(2,341,412)
Expiring 04/30/14	JPMorgan Chase & Co. & Co.	TRY	8,949	3,990,600	4,143,170	(152,570)

				$138,738,055	$142,737,406	$(3,999,351)

						$(2,595,986)

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
04/24/14	Buy	GBP	1,281	SEK	13,817	$1,913	DeutscheBank
04/24/14	Buy	EUR	2,022	NOK	16,997	(50,710)	DeutscheBank
04/24/14	Buy	EUR	1,537	PLN	6,464	(17,086)	DeutscheBank
04/24/14	Buy	NOK	14,186	EUR	1,702	22,968	DeutscheBank
04/24/14	Buy	NOK	10,052	EUR	1,211	9,216	DeutscheBank
04/24/14	Buy	SEK	14,450	EUR	1,616	5,331	DeutscheBank
04/25/14	Buy	EUR	920	CAD	1,424	(20,404)	DeutscheBank

						$(48,772)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	59,295	08/31/16	0.934%	3 month LIBOR(2)	$324,853	$—	$324,853	Credit Suisse First Boston Corp.
	25,690	11/15/19	1.334%	3 month LIBOR(1)	817,762	—	817,762	Citigroup Global Markets
	2,090	12/13/27	2.200%	3 month LIBOR(2)	(225,764)	—	(225,764)	Barclays Bank PLC
AUD	1,270	12/19/32	4.423%	6 month BBSW(2)	(53,694)	—	(53,694)	Citigroup Global Markets
AUD	1,620	12/20/32	4.420%	6 month BBSW(2)	(70,490)	—	(70,490)	Citigroup Global Markets
BRL	7,942	01/01/17	0.00%	1 day Brazil Interbank Rate(2)	(389,898)	—	(389,898)	Citigroup Global Markets
BRL	13,135	01/01/17	0.00%	1 day Brazil Interbank Rate(2)	(440,748)	—	(440,748)	Barclays Bank PLC
BRL	37,393	01/02/17	0.00%	1 day Brazil Interbank Rate(2)	(660,603)	—	(660,603)	Hong Kong & Shanghai Bank
BRL	7,343	01/01/21	0.00%	1 day Brazil Interbank Rate(2)	(8,221)	—	(8,221)	Deutsche Bank
CLP	330,000	02/27/24	5.240%	1 day CHILIBOR(2)	3,951	—	3,951	Barclays Bank PLC
COP	1,935,000	11/19/18	0.00%	1 day COLIBOR OIS(2)	18,569	—	18,569	Hong Kong & Shanghai Bank
COP	1,935,000	11/20/18	0.00%	1 day COLIBOR OIS(2)	14,693	—	14,693	Deutsche Bank
EUR	1,640	12/13/27	2.065%	6 month EURIBOR(1)	12,063	—	12,063	Barclays Bank PLC
ILS	40,700	11/20/18	2.163%	3 month TELBOR(2)	188,408	—	188,408	Barclays Bank PLC
MXN	76,000	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	193,300	—	193,300	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 day Mexican Interbank Rate(2)	17,548	—	17,548	Deutsche Bank
MXN	20,100	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(160,265)	—	(160,265)	Barclays Bank PLC
MXN	43,400	10/20/23	6.540%	28 day Mexican Interbank Rate(2)	(4,986)	—	(4,986)	Deutsche Bank
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	25,152	—	25,152	Citigroup Global Markets
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	(52,127)	—	(52,127)	Hong Kong & Shanghai Bank
NZD	325	08/12/18	4.143%	3 month BBR(2)	(3,929)	—	(3,929)	Citigroup Global Markets
NZD	245	08/13/18	4.160%	3 month BBR(2)	(2,816)	—	(2,816)	Citigroup Global Markets
NZD	245	08/13/18	4.218%	3 month BBR(2)	(2,318)	—	(2,318)	Barclays Bank PLC
NZD	1,960	09/25/22	3.790%	3 month BBR(2)	(135,577)	—	(135,577)	Citigroup Global Markets
NZD	330	08/12/23	4.648%	3 month BBR(2)	(6,706)	—	(6,706)	Citigroup Global Markets
NZD	240	08/13/23	4.668%	3 month BBR(2)	(4,569)	—	(4,569)	Citigroup Global Markets
NZD	240	08/13/23	4.730%	3 month BBR(2)	(3,579)	—	(3,579)	Barclays Bank PLC
PLN	31,900	06/28/18	3.736%	6 month WIBOR(2)	326,889	—	326,889	Citigroup Global Markets
RUB	95,000	05/17/23	7.250%	3 month MOSPRIME(2)	(64,467)	—	(64,467)	Credit Suisse First Boston Corp.
RUB	95,000	05/20/23	7.250%	3 month MOSPRIME(2)	(64,821)	—	(64,821)	Credit Suisse First Boston Corp.
ZAR	63,400	06/25/18	7.420%	3 month JIBAR(2)	(44,724)	—	(44,724)	Barclays Bank PLC
ZAR	10,000	09/03/33	8.970%	3 month JIBAR(2)	29,445	—	29,445	Hong Kong & Shanghai Bank

					$(427,669)	$—	$(427,669)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
	19,250	08/31/18	1.625%	3 month LIBOR(1)	$51,518	$48,161	$(3,357)
	76,650	02/15/21	2.375%	3 month LIBOR(1)	200,329	199,757	(572)
	250	05/09/23	1.956%	3 month LIBOR(2)	—	(16,107)	(16,107)
	30,450	08/07/23	4.248%	3 month LIBOR(2)	287	408,208	407,921
	13,270	08/08/23	4.280%	3 month LIBOR(2)	210	197,471	197,261
	13,270	08/09/23	4.231%	3 month LIBOR(2)	210	167,857	167,647
	2,500	03/31/44	3.475%	3 month LIBOR(2)	194	(33,505)	(33,699)
AUD	2,300	03/07/29	4.743%	6 month BBSW(2)	155	(330)	(485)
EUR	43,700	09/11/15	0.565%	6 month EURIBOR(1)	352	(117,446)	(117,798)
GBP	2,990	03/06/34	3.963%	6 month GBP LIBOR(1)	287	(32,588)	(32,875)
HUF	1,380,000	11/18/18	4.340%	6 month BUBOR(2)	29	82,393	82,364
HUF	209,900	09/02/23	6.085%	6 month BUBOR(2)	8	86,799	86,791
HUF	400,000	09/03/23	5.940%	6 month BUBOR(2)	15	145,670	145,655
MXN	65,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	34	76,919	76,885
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	37	4,966	4,929
NZD	32,430	09/01/15	3.858%	3 month NZD LIBOR(2)	142	(47,647)	(47,789)
PLN	25,000	09/03/18	3.985%	6 month WIBOR(2)	81	156,658	156,577
ZAR	43,900	02/24/16	7.200%	3 month JIBAR(2)	14	26,097	26,083
ZAR	87,800	03/04/16	7.200%	3 month JIBAR(2)	20	50,635	50,615
ZAR	20,000	10/22/23	7.625%	3 month JIBAR(2)	32	(92,801)	(92,833)
ZAR	38,300	11/14/23	8.190%	3 month JIBAR(2)	45	(43,453)	(43,498)

					$253,999	$1,267,714	$1,013,715

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%		3,700	$(464,514)	$—	$(464,514)	Deutsche Bank
Centex Corp.	06/20/14	1.000%		2,500	(6,159)	(764)	(5,395)	Credit Suisse First Boston Corp.
R.R. Donnelley & Sons Co.	06/20/14	1.000%		7,000	(15,783)	24,725	(40,508)	Deutsche Bank
R.R. Donnelley & Sons Co.	09/20/16	1.000%		4,750	(36,969)	208,846	(245,815)	JPMorgan Chase & Co.
SLM Corp.	06/20/14	5.000%		4,150	(50,116)	35,497	(85,613)	JPMorgan Chase & Co.
Toll Brothers Financial Corp.	03/20/15	1.000%		4,695	(37,073)	7,092	(44,165)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%		4,400	1,356	47,383	(46,027)	JPMorgan Chase & Co.

					$(609,258)	$322,779	$(932,037)

Over-the-counter credit default swaps on credit indices—Buy Protection(1):
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	23,000	$(569,296)	$198,606	$(767,902)	Bank of America
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	23,000	(569,296)	327,845	(897,141)	Deutsche Bank

					$(1,138,592)	$526,451	$(1,665,043)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	6,720	$515,032	$281,866	$233,166	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	12,960	993,276	592,200	401,076	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	18,720	1,434,732	808,600	626,132	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	12,000	919,700	525,833	393,867	Deutsche Bank

				$3,862,740	$2,208,499	$1,654,241

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation(5)
Exchanged-traded credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	160,000	$ (2,435,826)	$ (2,452,436)	$ (16,610)

The Portfolio entered into credit default swaps on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at March 31, 2014:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements:
	22,206	3 month LIBOR	EUR	16,740	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	$(799,551)	$—	$(799,551)
	3,494	3 month LIBOR	EUR	2,700	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	(218,050)	—	(218,050)
	2,143	3 month LIBOR	EUR	1,650	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(125,684)	—	(125,684)
	502	3 month LIBOR	JPY	50,000	3 month JPY LIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	21,554	—	21,554
	18,547	3 month LIBOR	EUR	13,940	3 month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(611,374)	—	(611,374)
	956	3 month LIBOR	JPY	93,235	3 month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	55,298	—	55,298
	1,541	3 month LIBOR	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	455,588	7,475	448,113
	1,284	3 month LIBOR	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	279,537	(56,203)	335,740
	384	3 month LIBOR	JPY	30,000	4.500%	Citigroup Global Markets	06/08/15	90,049	(15,094)	105,143
	1,040	3 month LIBOR	EUR	780	3 month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(32,249)	—	(32,249)
	8,984	3 month LIBOR	EUR	6,770	3 month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(320,651)	—	(320,651)
	1,157	3 month LIBOR	EUR	900	3 month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	(71,368)	—	(71,368)
TRY	5,590	7.700%		2,904	3 month LIBOR	Barclays Bank PLC	07/22/18	(393,941)	—	(393,941)
TRY	5,900	7.710%		3,068	3 month LIBOR	Barclays Bank PLC	07/23/18	(418,617)	—	(418,617)
TRY	20,000	8.680%		9,749	3 month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(201,838)	—	(201,838)
TRY	23,640	8.690%		11,376	3 month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(99,513)	—	(99,513)

								$ (2,390,810)	$ (63,822)	$ (2,326,988)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure at March 31, 2014.
#	Notional amount is show in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$234,843	$—
Collateralized Loan Obligations	—	49,088,355	—
Non-Residential Mortgage-Backed Securities	—	4,637,402	—
Residential Mortgage-Backed Securities	—	64,927,785	—
Bank Loans	—	23,152,896	6,456,958
Commercial Mortgage-Backed Securities	—	123,234,716	4,128,208
Corporate Bonds	—	516,719,723	7,373,679
Foreign Agencies	—	25,586,518	—
Municipal Bonds	—	20,442,703	—
Sovereigns	—	66,885,661	—
U.S. Government Agency Obligations	—	22,730,395	—
U.S. Treasury Obligations	—	8,644,123	—
Common Stock	1,696	—	—
Preferred Stock	1,248,300	—	—
Affiliated Mutual Funds	187,206,836	—	—
Options Purchased	—	970,481	—
Other Financial Instruments*
Futures Contracts	(1,235,373)	—	—
Forward Foreign Currency Exchange Contracts	—	(2,644,758)	—
Interest Rate Swap Agreements	—	586,046	—
Credit Default Swap Agreements	—	(959,449)	—
Currency Swap Agreements	—	(2,326,988)	—

Total	$187,221,459	$921,910,452	$17,958,845

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds	Credit Default Swaps
Balance as of 12/31/13	$2,490,000	$3,303,636	$—	$7,438,596	$(5,934)
Realized gain (loss)	—	1,381	—	—	—	**
Change in unrealized appreciation (depreciation)***	—	45,875	(12,748)	256,112	5,934
Purchases	—	—	4,140,956	—	—
Sales	—	(4,150)	—	(320,840)	—
Accrued discount/premium	—	11,227	—	(189)	—
Transfer into Level 3	—	3,098,989	—	—	—
Transfer out of Level 3	(2,490,000)	—	—	—	—

Balance as of 3/31/14	$—	$6,456,958	$4,128,208	$7,373,679	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	The realized loss incurred during the period for other financial instruments was $(6,016).
***	Of which, $289,238 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Collateralized Loan Obligation transferred out of Level 3 as a result of being valued by an independent pricing source and 2 Bank Loans transferred into Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Equity Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 0.9%
Boeing Co. (The)	279,739	$35,104,447

Airlines — 1.8%
American Airlines Group, Inc.*	714,258	26,141,843
United Continental Holdings, Inc.*(a)	967,039	43,158,950

		69,300,793

Auto Components — 1.0%
Lear Corp.	471,815	39,500,352

Automobiles — 1.2%
General Motors Co.	766,071	26,368,164
Tesla Motors, Inc.*(a)	107,129	22,331,040

		48,699,204

Banks — 5.2%
Citigroup, Inc.	975,066	46,413,142
JPMorgan Chase & Co.	869,336	52,777,388
PNC Financial Services Group, Inc.	515,210	44,823,270
Wells Fargo & Co.	1,202,108	59,792,852

		203,806,652

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.*	259,413	39,464,500
Biogen Idec, Inc.*	249,297	76,252,473
BioMarin Pharmaceutical, Inc.*	537,497	36,662,670
Celgene Corp.*	219,581	30,653,508
Gilead Sciences, Inc.*	500,828	35,488,672

		218,521,823

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	272,657	44,674,850
Morgan Stanley	2,849,765	88,827,175

		133,502,025

Chemicals — 1.3%
Monsanto Co.	463,966	52,785,412

Communications Equipment — 0.9%
JDS Uniphase Corp.*	2,528,247	35,395,458

Consumer Finance — 0.9%
Capital One Financial Corp.	465,073	35,885,033

Diversified Financial Services — 0.7%
ING US, Inc.	811,451	29,431,328

Diversified Telecommunication Services — 1.6%
CenturyLink, Inc.(a)	1,182,988	38,849,326
Verizon Communications, Inc.	494,590	23,527,646

		62,376,972

Electronic Equipment, Instruments & Components — 1.4%
Flextronics International Ltd.*	6,055,472	55,952,561

Energy Equipment & Services — 2.5%
Halliburton Co.	887,495	52,264,581
Schlumberger Ltd.	461,111	44,958,322

		97,222,903

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	352,567	39,374,683
Whole Foods Market, Inc.	629,372	31,915,454

		71,290,137

Food Products — 2.3%
Bunge Ltd.	566,789	45,065,394
Mondelez International, Inc. (Class A Stock)	1,310,366	45,273,145

		90,338,539

Health Care Providers & Services — 2.9%
Cigna Corp.	352,566	29,520,351
Express Scripts Holding Co.*	723,433	54,322,584
HCA Holdings, Inc.*	540,660	28,384,650

		112,227,585

Health Care Technology
Castlight Health, Inc.*(a)	24,383	517,407

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	1,299,299	49,191,460
Dunkin’ Brands Group, Inc.(a)	615,443	30,882,930
Starbucks Corp.	496,233	36,413,577

		116,487,967

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp.*	1,905,320	39,840,241

Industrial Conglomerates — 0.7%
Siemens AG, ADR (Germany)	214,034	28,926,695

Insurance — 1.8%
MetLife, Inc.	973,474	51,399,427
XL Group PLC (Ireland)	654,938	20,466,813

		71,866,240

Internet & Catalog Retail — 4.2%
Amazon.com, Inc.*	230,052	77,417,099
ASOS PLC 144A (United Kingdom)*	349,626	30,221,587
Coupons.Com, Inc.*(a)	21,734	535,743
priceline.com, Inc.*	47,404	56,500,354

		164,674,783

Internet Software & Services — 5.6%
Facebook, Inc. (Class A Stock)*	1,262,117	76,029,928
Google, Inc. (Class A Stock)*	88,886	99,064,336
LinkedIn Corp. (Class A Stock)*	208,127	38,491,007
Twitter, Inc.*(a)	166,909	7,789,643

		221,374,914

IT Services — 3.2%
FleetCor Technologies, Inc.*	262,591	30,224,224
MasterCard, Inc. (Class A Stock)	1,278,773	95,524,343

		125,748,567

Life Sciences Tools & Services — 0.9%
Illumina, Inc.*(a)	251,083	37,325,999

Machinery — 1.7%
Caterpillar, Inc.	239,513	23,800,407
SPX Corp.	429,182	42,192,882

		65,993,289

Media — 3.6%
Comcast Corp. (Class A Stock)(a)	852,659	42,650,003
Liberty Global PLC (Class C Stock) (United Kingdom)*(a)	917,318	37,344,016
Walt Disney Co. (The)	756,470	60,570,553

		140,564,572

Metals & Mining — 1.2%
Goldcorp, Inc. (Canada)(a)	1,871,346	45,810,550

Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	513,970	43,564,097
Denbury Resources, Inc.(a)	2,402,730	39,404,772
Hess Corp.	304,234	25,214,914
Marathon Oil Corp.	584,545	20,763,038
Marathon Petroleum Corp.	223,725	19,473,024
Noble Energy, Inc.	719,852	51,138,286
Occidental Petroleum Corp.	410,422	39,109,112
Southwestern Energy Co.*	424,294	19,521,767
Suncor Energy, Inc. (Canada)	1,433,821	50,076,734

		308,265,744

Personal Products — 0.9%
Avon Products, Inc.	2,311,950	33,846,948

Pharmaceuticals — 8.8%
Actavis PLC*(a)	188,934	38,892,064
Allergan, Inc.	356,434	44,233,460
Bayer AG, ADR (Germany)	310,713	42,027,040
Bristol-Myers Squibb Co.	927,043	48,159,884
Merck & Co., Inc.	1,382,087	78,461,079
Novo Nordisk A/S, ADR (Denmark)	1,149,686	52,483,166
Teva Pharmaceutical Industries Ltd., ADR (Israel)	814,231	43,023,966

		347,280,659

Road & Rail — 2.1%
Canadian Pacific Railway Ltd. (Canada)	334,217	50,276,263
Hertz Global Holdings, Inc.*	1,140,520	30,383,453

		80,659,716

Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	2,063,029	42,127,052

Software — 4.7%
Fireeye, Inc.*(a)	271,069	16,689,718
Red Hat, Inc.*	540,496	28,635,478
Salesforce.com, Inc.*(a)	828,789	47,315,564
Splunk, Inc.*(a)	367,614	26,280,725
VMware, Inc. (Class A Stock)*(a)	408,921	44,171,647
Workday, Inc. (Class A Stock)*(a)	258,489	23,633,649

		186,726,781

Specialty Retail — 2.7%
Inditex SA, ADR (Spain)	1,520,948	45,689,278
TJX Cos., Inc. (The)	980,937	59,493,829

		105,183,107

Technology Hardware Storage & Peripherals — 3.1%
Apple, Inc.	145,139	77,901,907
EMC Corp.	1,107,561	30,358,247
Stratasys Ltd.*(a)	138,890	14,734,840

		122,994,994

Textiles, Apparel & Luxury Goods — 3.7%
Burberry Group PLC (United Kingdom)	829,444	19,283,887
Michael Kors Holdings Ltd.*	743,842	69,378,143
NIKE, Inc. (Class B Stock)	763,251	56,373,719

		145,035,749

Wireless Telecommunication Services — 1.0%
SBA Communications Corp. (Class A Stock)*(a)	424,823	38,641,900

TOTAL LONG-TERM INVESTMENTS (cost $2,621,608,497)		3,861,235,098

SHORT-TERM INVESTMENT — 9.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(cost $376,128,632; includes $306,297,934 of cash collateral for securities on loan)(b)(w)	376,128,632	376,128,632

TOTAL INVESTMENTS — 107.7% (cost $2,997,737,129)		4,237,363,730
Liabilities in excess of other assets — (7.7)%		(303,989,079)

NET ASSETS — 100.0%		$3,933,374,651

The following abbreviation is used in the Portfolio description:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $301,805,373; cash collateral of $306,297,934 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Aerospace & Defense	$35,104,447	$—	$—
Airlines	69,300,793	—	—
Auto Components	39,500,352	—	—
Automobiles	48,699,204	—	—
Banks	203,806,652	—	—
Biotechnology	218,521,823	—	—
Capital Markets	133,502,025	—	—
Chemicals	52,785,412	—	—
Communications Equipment	35,395,458	—	—
Consumer Finance	35,885,033	—	—
Diversified Financial Services	29,431,328	—	—
Diversified Telecommunication Services	62,376,972	—	—
Electronic Equipment, Instruments & Components	55,952,561	—	—
Energy Equipment & Services	97,222,903	—	—
Food & Staples Retailing	71,290,137	—	—
Food Products	90,338,539	—	—
Health Care Providers & Services	112,227,585	—	—
Health Care Technology	517,407	—	—
Hotels, Restaurants & Leisure	116,487,967	—	—
Independent Power and Renewable Electricity Producers	39,840,241	—	—
Industrial Conglomerates	28,926,695	—	—
Insurance	71,866,240	—	—
Internet & Catalog Retail	134,453,196	30,221,587	—
Internet Software & Services	221,374,914	—	—
IT Services	125,748,567	—	—
Life Sciences Tools & Services	37,325,999	—	—
Machinery	65,993,289	—	—
Media	140,564,572	—	—
Metals & Mining	45,810,550	—	—
Oil, Gas & Consumable Fuels	308,265,744	—	—
Personal Products	33,846,948	—	—
Pharmaceuticals	347,280,659	—	—
Road & Rail	80,659,716	—	—
Semiconductors & Semiconductor Equipment	42,127,052	—	—
Software	186,726,781	—	—
Specialty Retail	105,183,107	—	—
Technology Hardware Storage & Peripherals	122,994,994	—	—
Textiles, Apparel & Luxury Goods	125,751,862	19,283,887	—
Wireless Telecommunication Services	38,641,900	—	—
Affiliated Money Market Mutual Fund	376,128,632	—	—

Total	$4,187,858,256	$49,505,474	$—

Flexible Managed Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 71.9%
Aerospace & Defense — 1.6%
Boeing Co. (The)	2,400	$301,176
Hexcel Corp.*	11,200	487,648
Huntington Ingalls Industries, Inc.	6,900	705,594
L-3 Communications Holdings, Inc.	87,600	10,349,940
Lockheed Martin Corp.	44,400	7,247,856
Northrop Grumman Corp.	184,100	22,714,258
Raytheon Co.	156,300	15,440,877
Thales SA (France)	12,074	800,631
United Technologies Corp.	5,600	654,304

		58,702,284

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	16,469	612,279
FedEx Corp.	8,500	1,126,760
United Parcel Service, Inc. (Class B Stock)	186,300	18,141,894

		19,880,933

Airlines — 0.2%
Alaska Air Group, Inc.	27,400	2,556,694
Copa Holdings SA (Panama) (Class A Stock)	14,100	2,047,179
Deutsche Lufthansa AG (Germany)*	2,362	61,931
easyJet PLC (United Kingdom)	32,099	918,636
International Consolidated Airlines Group SA (United Kingdom)*	9,383	65,475
Singapore Airlines Ltd. (Singapore)	23,000	191,628
Southwest Airlines Co.	97,300	2,297,253

		8,138,796

Auto Components — 0.1%
Bridgestone Corp. (Japan)	6,800	240,997
Continental AG (Germany)	121	29,018
Denso Corp. (Japan)	10,400	498,746
NGK Spark Plug Co. Ltd. (Japan)	2,000	44,944
Tenneco, Inc.*	16,900	981,383
Toyota Industries Corp. (Japan)	1,700	81,704
Valeo SA (France)	6,990	984,431

		2,861,223

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	2,757	348,393
Daimler AG (Germany)	18,334	1,734,385
Fiat SpA (Italy)*	9,150	106,674
Ford Motor Co.	717,400	11,191,440
Fuji Heavy Industries Ltd. (Japan)	31,800	861,140
Renault SA (France)	2,459	238,854
Suzuki Motor Corp. (Japan)	3,700	96,469
Thor Industries, Inc.	18,300	1,117,398
Toyota Motor Corp. (Japan)	28,400	1,601,585
Volkswagen AG (Germany)	301	76,365

		17,372,703

Banks — 4.3%
Australia & New Zealand Banking Group Ltd. (Australia)	52,409	1,612,260
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,156	61,997
Banco Santander SA (Spain)	98,040	935,911
Bank Hapoalim BM (Israel)	135,378	772,875
Bank of America Corp.	1,100,982	18,936,890
Bank of East Asia Ltd. (Hong Kong)	39,600	155,063

Bank of Yokohama Ltd. (The) (Japan)	12,000	59,858
BNP Paribas SA (France)	983	75,789
BOC Hong Kong Holdings Ltd. (Hong Kong)	38,500	109,934
Citigroup, Inc.	557,350	26,529,860
Commonwealth Bank of Australia (Australia)	26,172	1,884,115
DNB ASA (Norway)	49,292	856,516
First Niagara Financial Group, Inc.	408,400	3,859,380
Fukuoka Financial Group, Inc. (Japan)	8,000	32,861
Hang Seng Bank Ltd. (Hong Kong)	7,900	126,028
HSBC Holdings PLC (United Kingdom)	255,106	2,583,038
Iyo Bank Ltd. (The) (Japan)	2,700	25,773
JPMorgan Chase & Co.	510,794	31,010,304
KeyCorp	954,300	13,589,232
Mitsubishi UFJ Financial Group, Inc. (Japan)	251,900	1,387,159
Mizrahi Tefahot Bank Ltd. (Israel)	1,288	17,618
Mizuho Financial Group, Inc. (Japan)	241,800	479,212
National Australia Bank Ltd. (Australia)	2,130	70,226
Natixis (France)	54,295	398,756
Oversea-Chinese Banking Corp. Ltd. (Singapore)	27,000	204,126
PNC Financial Services Group, Inc.	85,000	7,395,000
Regions Financial Corp.	32,100	356,631
Resona Holdings, Inc. (Japan)	91,200	440,727
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	71,742	985,541
Societe Generale SA (France)	4,642	285,742
Sumitomo Mitsui Financial Group, Inc. (Japan)	27,900	1,195,904
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	35,000	158,359
Swedbank AB (Sweden) (Class A Stock)	34,030	913,560
Wells Fargo & Co.	842,812	41,921,469
Westpac Banking Corp. (Australia)	50,107	1,611,077

		161,038,791

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	8,043	847,055
Carlsberg A/S (Denmark) (Class B Stock)	948	94,239
Coca-Cola Co. (The)	267,000	10,322,220
Coca-Cola Enterprises, Inc.	162,900	7,780,104
Diageo PLC (United Kingdom)	26,028	808,401
Heineken NV (Netherlands)	513	35,698
Kirin Holdings Co. Ltd. (Japan)	4,000	55,358
Monster Beverage Corp.*	29,300	2,034,885
PepsiCo, Inc.	394,920	32,975,820

		54,953,780

Biotechnology — 2.1%
Actelion Ltd. (Switzerland)	876	83,017
Alexion Pharmaceuticals, Inc.*	85,100	12,946,263
Amgen, Inc.	120,308	14,838,789
Biogen Idec, Inc.*	84,800	25,937,776
Celgene Corp.*	97,600	13,624,960
Gilead Sciences, Inc.*	182,100	12,903,606

		80,334,411

Building Products — 0.5%
A.O. Smith Corp.	30,300	1,394,406
Daikin Industries Ltd. (Japan)	6,700	375,732
Geberit AG (Switzerland)	2,438	798,879
Lennox International, Inc.	40,400	3,672,764
LIXIL Group Corp. (Japan)	2,600	71,746
Masco Corp.	471,000	10,460,910

TOTO Ltd. (Japan)	51,000	706,953

		17,481,390

Capital Markets — 2.1%
BlackRock, Inc.	61,700	19,403,416
Daiwa Securities Group, Inc. (Japan)	90,000	781,942
Franklin Resources, Inc.	289,900	15,706,782
Goldman Sachs Group, Inc. (The)	151,500	24,823,275
Investec PLC (United Kingdom)	10,733	86,887
Macquarie Group Ltd. (Australia)	5,738	309,405
Morgan Stanley	105,100	3,275,967
Nomura Holdings, Inc. (Japan)	37,900	243,124
Raymond James Financial, Inc.	43,800	2,449,734
Schroders PLC (United Kingdom)	6,716	291,267
SEI Investments Co.	7,800	262,158
State Street Corp.	82,800	5,758,740
UBS AG (Switzerland)	7,363	152,365
Waddell & Reed Financial, Inc. (Class A Stock)	55,300	4,071,186

		77,616,248

Chemicals — 1.4%
Air Water, Inc. (Japan)	2,000	27,602
Asahi Kasei Corp. (Japan)	13,000	88,148
BASF SE (Germany)	13,904	1,547,145
Daicel Corp. (Japan)	84,000	688,693
EMS-Chemie Holding AG (Switzerland)	1,841	695,738
International Flavors & Fragrances, Inc.	53,100	5,080,077
K+S AG (Germany)(a)	23,727	779,152
Kaneka Corp. (Japan)	3,000	18,154
LyondellBasell Industries NV (Netherlands) (Class A Stock)	224,300	19,949,242
Nippon Paint Co. Ltd. (Japan)	2,000	30,283
Orica Ltd. (Australia)	10,051	204,519
PPG Industries, Inc.	82,200	15,902,412
Westlake Chemical Corp.	118,600	7,848,948
Yara International ASA (Norway)	18,067	800,255

		53,660,368

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	3,735	83,874
Dai Nippon Printing Co. Ltd. (Japan)	6,000	57,378
Pitney Bowes, Inc.(a)	48,300	1,255,317
Steelcase, Inc. (Class A Stock)	25,100	416,911
Toppan Printing Co. Ltd. (Japan)	6,000	42,899
UniFirst Corp.	9,500	1,044,430

		2,900,809

Communications Equipment — 1.7%
Cisco Systems, Inc.	1,198,300	26,853,903
Harris Corp.	52,700	3,855,532
QUALCOMM, Inc.	428,100	33,759,966

		64,469,401

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	20,089	789,871
AECOM Technology Corp.*	87,800	2,824,526
Leighton Holdings Ltd. (Australia)(a)	43,422	851,186
Quanta Services, Inc.*	141,800	5,232,420
Vinci SA (France)	11,933	885,783

		10,583,786

Consumer Finance — 0.5%
American Express Co.	27,500	2,475,825
Capital One Financial Corp.	33,400	2,577,144
Discover Financial Services	251,100	14,611,509

		19,664,478

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	800	563,000

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	133,500	16,683,495
Exor SpA (Italy)	1,021	45,822
Industrivarden AB (Sweden) (Class C Stock)(a)	36,939	716,136
Investor AB (Sweden) (Class B Stock)	25,544	925,270
Japan Exchange Group, Inc. (Japan)	2,600	63,554
McGraw-Hill Financial, Inc.	101,900	7,774,970
NASDAQ OMX Group, Inc. (The)	257,200	9,500,968
ORIX Corp. (Japan)	13,200	186,040

		35,896,255

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,080,247	37,884,262
BT Group PLC (United Kingdom)	182,339	1,159,620
Deutsche Telekom AG (Germany)	29,195	473,708
Level 3 Communications, Inc.*	7,900	309,206
Nippon Telegraph & Telephone Corp. (Japan)	16,900	918,374
Orange SA (France)	18,737	276,780
Portugal Telecom SGPS SA (Portugal)	6,591	28,054
Swisscom AG (Switzerland)	1,443	886,543
Telecom Italia SpA (Italy)	791,216	742,484
Telefonica Deutschland Holding AG (Germany)	2,886	23,032
Verizon Communications, Inc.	685,788	32,622,935
Verizon Communications, Inc. (LSE)	7,413	353,452

		75,678,450

Electric Utilities — 1.0%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,000	38,372
Chubu Electric Power Co., Inc. (Japan)*	6,300	74,123
Chugoku Electric Power Co., Inc. (The) (Japan)	3,000	41,744
Duke Energy Corp.	255,900	18,225,198
EDP-Energias de Portugal SA (Portugal)	116,565	541,172
Electricite de France (France)	20,679	817,665
Entergy Corp.	84,800	5,668,880
Exelon Corp.	24,100	808,796
Fortum OYJ (Finland)	23,617	536,846
Hokkaido Electric Power Co., Inc. (Japan)*	1,900	16,015
Hokuriku Electric Power Co. (Japan)	1,700	22,042
Iberdrola SA (Spain)	15,485	108,356
Kansai Electric Power Co., Inc. (The) (Japan)*	7,000	71,753
Kyushu Electric Power Co., Inc. (Japan)	4,400	53,796
PPL Corp.	318,500	10,555,090
Red Electrica Corp. SA (Spain)	1,128	91,724
Shikoku Electric Power Co., Inc. (Japan)*	1,800	24,406
SSE PLC (United Kingdom)	10,001	244,964
Tohoku Electric Power Co., Inc. (Japan)	4,600	47,306
Tokyo Electric Power Co., Inc. (Japan)*	14,900	59,949

		38,048,197

Electrical Equipment — 0.8%
AMETEK, Inc.	66,200	3,408,638
Emerson Electric Co.	306,100	20,447,480
EnerSys, Inc.	8,900	616,681

Fuji Electric Co. Ltd. (Japan)	6,000	26,824
Mitsubishi Electric Corp. (Japan)	14,000	157,595
Nidec Corp. (Japan)	1,600	98,108
OSRAM Licht AG (Germany)*	2,395	155,297
Rockwell Automation, Inc.(a)	49,500	6,165,225
Sumitomo Electric Industries Ltd. (Japan)	7,900	117,938

		31,193,786

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc.*	74,200	4,404,512
Avnet, Inc.	83,300	3,875,949
Citizen Holdings Co. Ltd. (Japan)	2,700	20,298
FUJIFILM Holdings Corp. (Japan)	30,200	810,627
Hirose Electric Co. Ltd. (Japan)	300	41,245
Hitachi Ltd. (Japan)	107,000	792,020
Hoya Corp. (Japan)	4,400	137,637
Ibiden Co. Ltd. (Japan)	1,200	23,676
Ingram Micro, Inc. (Class A Stock)*	119,300	3,526,508
Keyence Corp. (Japan)	400	164,787
Murata Manufacturing Co. Ltd. (Japan)	6,300	595,482
Omron Corp. (Japan)	2,100	86,891
ScanSource, Inc.*	20,000	815,400
SYNNEX Corp.*	15,700	951,577
TE Connectivity Ltd. (Switzerland)	19,600	1,180,116

		17,426,725

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	64,700	4,206,794
Ensco PLC (Class A Stock)	152,100	8,027,838
Helix Energy Solutions Group, Inc.*	23,800	546,924
Helmerich & Payne, Inc.(a)	8,500	914,260
National Oilwell Varco, Inc.	53,100	4,134,897
Schlumberger Ltd.	335,100	32,672,250
Transocean Ltd.	3,652	150,572

		50,653,535

Food & Staples Retailing — 2.0%
Aeon Co. Ltd. (Japan)	6,100	68,658
Carrefour SA (France)	6,394	247,349
Casino Guichard Perrachon SA (France)	6,608	785,674
CVS Caremark Corp.	338,500	25,340,110
J. Sainsbury PLC (United Kingdom)	131,612	694,041
Koninklijke Ahold NV (Netherlands)	36,295	728,950
Kroger Co. (The)	356,700	15,569,955
Wal-Mart Stores, Inc.	384,200	29,364,406
Wesfarmers Ltd. (Australia)	2,344	89,812
WM Morrison Supermarkets PLC (United Kingdom)	206,359	733,754
Woolworths Ltd. (Australia)	12,973	430,211

		74,052,920

Food Products — 0.9%
Archer-Daniels-Midland Co.	407,100	17,664,069
Bunge Ltd.	31,700	2,520,467
ConAgra Foods, Inc.	173,900	5,396,117
Golden Agri-Resources Ltd. (Singapore)	74,000	33,855
J.M. Smucker Co. (The)	7,600	739,024
Lindt & Spruengli AG (Switzerland)	1	58,877
Lindt & Spruengli AG (Switzerland) (Class C Stock)	9	44,610
Nestle SA (Switzerland)	26,358	1,983,958
Nippon Meat Packers, Inc. (Japan)	2,000	29,772

Suedzucker AG (Germany)(a)	26,593	758,444
Tyson Foods, Inc. (Class A Stock)	10,800	475,308
Unilever NV (Netherlands)	21,032	865,147
Unilever PLC (United Kingdom)	30,328	1,297,108
Wilmar International Ltd. (Singapore)	281,000	774,291

		32,641,047

Gas Utilities — 0.2%
AGL Resources, Inc.	128,900	6,310,944
Gas Natural SDG SA (Spain)	3,625	101,984
New Jersey Resources Corp.(a)	24,300	1,210,140
Snam SpA (Italy)	25,308	148,243
UGI Corp.	21,700	989,737

		8,761,048

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	572,000	22,027,720
Baxter International, Inc.	145,000	10,669,100
Becton, Dickinson and Co.	40,900	4,788,572
Boston Scientific Corp.*	78,700	1,064,024
C.R. Bard, Inc.(a)	37,200	5,504,856
CareFusion Corp.*	115,000	4,625,300
Coloplast A/S (Denmark) (Class B Stock)	10,149	820,558
Covidien PLC (Ireland)	72,900	5,369,814
Hill-Rom Holdings, Inc.	26,700	1,029,018
Medtronic, Inc.	205,600	12,652,624
Smith & Nephew PLC (United Kingdom)	9,198	139,697
St. Jude Medical, Inc.	30,400	1,987,856
Stryker Corp.	27,300	2,224,131

		72,903,270

Health Care Providers & Services — 1.2%
Aetna, Inc.	16,200	1,214,514
Alfresa Holdings Corp. (Japan)	400	26,084
Cigna Corp.	154,400	12,927,912
Express Scripts Holding Co.*	184,900	13,884,141
Fresenius Medical Care AG & Co. KGaA (Germany)	2,191	153,298
Fresenius SE & Co. KGaA (Germany)	2,806	440,456
Medipal Holdings Corp. (Japan)	50,000	765,634
Ramsay Health Care Ltd. (Australia)	1,336	59,698
Sonic Healthcare Ltd. (Australia)	3,921	62,819
UnitedHealth Group, Inc.(a)	29,400	2,410,506
WellPoint, Inc.	115,800	11,527,890

		43,472,952

Health Care Technology — 0.3%
Cerner Corp.*(a)	172,400	9,697,500

Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)	1,629	83,368
Galaxy Entertainment Group Ltd. (Hong Kong)*	91,000	794,262
Jack in the Box, Inc.*	65,500	3,860,570
Marriott Vacations Worldwide Corp.*	44,900	2,510,359
McDonald’s Corp.	273,200	26,781,796
MGM China Holdings Ltd. (Macau)	114,800	405,594
SJM Holdings Ltd. (Hong Kong)	10,000	28,172
TUI Travel PLC (United Kingdom)	96,749	706,978
Wyndham Worldwide Corp.	149,100	10,918,593
Wynn Macau Ltd. (Cayman Islands)	16,000	66,595
Yum! Brands, Inc.	103,200	7,780,248

		53,936,535

Household Durables — 0.5%
Iida Group Holdings Co. Ltd. (Japan)	1,500	20,770
Panasonic Corp. (Japan)	91,800	1,044,050
Persimmon PLC (United Kingdom)	16,344	367,114
Sekisui Chemical Co. Ltd. (Japan)	66,000	685,492
Whirlpool Corp.	101,100	15,110,406

		17,227,832

Household Products — 1.3%
Colgate-Palmolive Co.	102,500	6,649,175
Henkel AG & Co. KGaA (Germany)	8,280	832,708
Kimberly-Clark Corp.	33,400	3,682,350
Procter & Gamble Co. (The)	460,905	37,148,943
Reckitt Benckiser Group PLC (United Kingdom)	1,613	131,628
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	5,993	176,501

		48,621,305

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	792,900	11,322,612
Electric Power Development Co. Ltd. (Japan)	1,200	33,750

		11,356,362

Industrial Conglomerates — 1.5%
3M Co.	137,400	18,639,684
General Electric Co.	1,367,300	35,399,397
Hutchison Whampoa Ltd. (Hong Kong)	75,000	995,386
NWS Holdings Ltd. (Bermuda)	15,000	25,315
Siemens AG (Germany)	1,997	269,322

		55,329,104

Insurance — 1.8%
Aegon NV (Netherlands)	80,693	743,276
Aflac, Inc.	243,900	15,375,456
Ageas (Belgium)	8,937	398,497
Allianz SE (Germany)	1,830	309,306
American Financial Group, Inc.	89,000	5,136,190
American International Group, Inc.	65,900	3,295,659
Axis Capital Holdings Ltd. (Bermuda)	121,600	5,575,360
Gjensidige Forsikring ASA (Norway)	2,058	41,786
Hannover Rueck SE (Germany)	8,843	791,016
Insurance Australia Group Ltd. (Australia)	134,866	697,538
Legal & General Group PLC (United Kingdom)	258,272	881,767
Muenchener Rueckversicherungs AG (Germany)	5,020	1,096,962
NKSJ Holdings, Inc. (Japan)	27,800	713,749
PartnerRe Ltd.	124,200	12,854,700
Prudential PLC (United Kingdom)	26,822	567,938
Sampo OYJ (Finland) (Class A Stock)	14,754	765,880
Swiss Re AG (Switzerland)	11,132	1,033,207
Travelers Cos., Inc. (The)	209,300	17,811,430
Tryg A/S (Denmark)	1,496	147,980
Unum Group	33,300	1,175,823

		69,413,520

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	18,500	6,225,620
Expedia, Inc.	106,900	7,750,250
HSN, Inc.	39,000	2,329,470
Overstock.com, Inc.*(a)	20,200	397,940
priceline.com., Inc.*	600	715,134

		17,418,414

Internet Software & Services — 2.2%
Facebook, Inc. (Class A Stock)*	475,400	28,638,096
Google, Inc. (Class A Stock)*	48,700	54,276,637

		82,914,733

IT Services — 2.0%
Accenture PLC (Ireland) (Class A Stock)	122,700	9,781,644
Amadeus IT Holding SA (Spain) (Class A Stock)	19,709	819,014
Broadridge Financial Solutions, Inc.	49,200	1,827,288
Cap Gemini SA (France)	11,987	907,499
Cognizant Technology Solutions Corp. (Class A Stock)*	343,800	17,399,718
Computershare Ltd. (Australia)	4,865	54,713
DST Systems, Inc.	66,600	6,313,014
Fiserv, Inc.*	113,200	6,417,308
Genpact Ltd. (Bermuda)*	69,100	1,203,722
iGATE Corp.*	77,500	2,444,350
International Business Machines Corp.	86,600	16,669,634
MasterCard, Inc. (Class A Stock)	27,800	2,076,660
NeuStar, Inc.*(a)	4,600	149,546
Syntel, Inc.*	25,100	2,256,490
Total System Services, Inc.	106,700	3,244,747
Visa, Inc. (Class A Stock)	12,100	2,611,906
Xerox Corp.	62,300	703,990

		74,881,243

Leisure Products
Namco Bandai Holdings, Inc. (Japan)	1,800	42,696

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	157,600	18,949,824

Machinery — 1.3%
Alfa Laval AB (Sweden)	28,956	784,373
Atlas Copco AB (Sweden) (Class B Stock)	4,073	111,565
Deere & Co.	119,400	10,841,520
Harsco Corp.	24,600	576,378
Hino Motors Ltd. (Japan)	47,000	696,079
IDEX Corp.	14,500	1,056,905
IHI Corp. (Japan)	10,000	42,075
Illinois Tool Works, Inc.	208,300	16,941,039
Komatsu Ltd. (Japan)	9,800	205,453
Lincoln Electric Holdings, Inc.	31,000	2,232,310
Mitsubishi Heavy Industries Ltd. (Japan)	31,000	179,378
NSK Ltd. (Japan)	5,000	51,287
Oshkosh Corp.	184,700	10,873,289
Parker Hannifin Corp.	43,600	5,219,356
SPX Corp.	4,800	471,888
Wartsila OYJ Abp (Finland)	1,807	98,223
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	35,000	30,115

		50,411,233

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	6	69,050
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	72	861,751
Matson, Inc.	16,400	404,916
Nippon Yusen K.K. (Japan)	16,000	46,469

		1,382,186

Media — 2.0%
Cinemark Holdings, Inc.	44,700	1,296,747
Comcast Corp. (Class A Stock)	436,773	21,847,385
Dentsu, Inc. (Japan)	2,300	87,096
DIRECTV*	230,300	17,599,526

Gray Television, Inc.*	68,400	709,308
ITV PLC (United Kingdom)	259,625	829,502
JCDecaux SA (France)	17,875	782,313
Morningstar, Inc.	11,300	892,926
ProSiebenSat.1 Media AG (Germany)(a)	6,536	299,803
REA Group Ltd.	9,250	419,150
RTL Group SA (Germany)	397	45,215
Twenty-First Century Fox, Inc. (Class A Stock)	330,800	10,575,676
Walt Disney Co. (The)	250,400	20,049,528

		75,434,175

Metals & Mining — 0.8%
Anglo American PLC (United Kingdom)	14,118	360,779
ArcelorMittal (Luxembourg)	9,772	157,712
BHP Billiton Ltd. (Australia)	33,605	1,139,053
BHP Billiton PLC (United Kingdom)	44,156	1,363,470
Fortescue Metals Group Ltd. (Australia)	164,858	807,128
Freeport-McMoRan Copper & Gold, Inc.	512,900	16,961,603
JFE Holdings, Inc. (Japan)	5,000	93,953
Kobe Steel Ltd. (Japan)	25,000	33,176
Mitsubishi Materials Corp. (Japan)	11,000	31,174
Nippon Steel & Sumitomo Metal Corp. (Japan)	80,000	218,302
Reliance Steel & Aluminum Co.	18,000	1,271,880
Rio Tinto PLC (United Kingdom)	1,407	78,465
Southern Copper Corp. (British Virgin Islands)	138,700	4,037,557
Sumitomo Metal Mining Co. Ltd. (Japan)	58,000	726,966
Voestalpine AG (Austria)	15,095	664,316
Worthington Industries, Inc.	65,000	2,486,250

		30,431,784

Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	62,579	344,273
Consolidated Edison, Inc.(a)	26,600	1,427,090
E.ON SE (Germany)	26,788	523,175
GDF Suez (France)	20,090	549,565
National Grid PLC (United Kingdom)	67,263	924,295
Public Service Enterprise Group, Inc.(a)	112,000	4,271,680
SCANA Corp.	98,000	5,029,360

		13,069,438

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	62,400	5,765,760
Kohl’s Corp.(a)	51,600	2,930,880
Macy’s, Inc.	316,200	18,747,498
Next PLC (United Kingdom)	7,924	872,036

		28,316,174

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	85,100	7,213,076
Apache Corp.	160,900	13,346,655
BP PLC (United Kingdom)	289,331	2,324,775
Chesapeake Energy Corp.	28,800	737,856
Chevron Corp.	360,456	42,861,823
ConocoPhillips	336,934	23,703,307
Delek Group Ltd. (Israel)	527	210,508
Eni SpA (Italy)	22,763	570,817
EOG Resources, Inc.	79,000	15,497,430
EQT Corp.	57,900	5,614,563
Exxon Mobil Corp.	540,516	52,797,603
Idemitsu Kosan Co. Ltd. (Japan)	800	16,457

Kinder Morgan, Inc.	147,100	4,779,279
Marathon Oil Corp.	255,200	9,064,704
Marathon Petroleum Corp.	135,000	11,750,400
Neste Oil OYJ (Finland)	33,380	680,596
Occidental Petroleum Corp.	102,300	9,748,167
OMV AG (Austria)	15,458	701,667
Phillips 66	256,100	19,735,066
Repsol SA (Spain)	9,167	234,121
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	26,011	950,378
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	25,327	988,770
Showa Shell Sekiyu KK (Japan)	36,500	325,914
Statoil ASA (Norway)	5,017	141,553
Total SA (France)	33,527	2,206,913
Valero Energy Corp.	231,100	12,271,410
Woodside Petroleum Ltd. (Australia)	4,172	151,066

		238,624,874

Paper & Forest Products
Oji Holdings Corp. (Japan)	8,000	35,783
Stora Enso OYJ (Finland) (Class R Stock)	5,721	61,228
UPM-Kymmene OYJ (Finland)	9,245	158,173

		255,184

Personal Products — 0.2%
Avon Products, Inc.	480,000	7,027,200

Pharmaceuticals — 4.0%
AbbVie, Inc.	165,900	8,527,260
Allergan, Inc.	125,400	15,562,140
AstraZeneca PLC (United Kingdom)	2,553	165,502
Bayer AG (Germany)	4,133	559,709
Bristol-Myers Squibb Co.	45,900	2,384,505
Eli Lilly & Co.	167,800	9,876,708
GlaxoSmithKline PLC (United Kingdom)	63,627	1,696,624
Jazz Pharmaceuticals PLC*	31,800	4,410,024
Johnson & Johnson	486,998	47,837,813
Merck & Co., Inc.	221,800	12,591,586
Merck KGaA (Germany)	4,541	764,737
Novartis AG (Switzerland)	25,469	2,162,520
Novo Nordisk A/S (Denmark) (Class B Stock)	5,868	267,183
Orion OYJ (Finland) (Class B Stock)	4,270	128,911
Otsuka Holdings Co. Ltd. (Japan)	28,100	840,619
Pfizer, Inc.	1,163,597	37,374,736
Roche Holding AG (Switzerland)	9,623	2,894,250
Sanofi (France)	8,009	836,938
Shionogi & Co. Ltd. (Japan)	3,100	57,310
Shire PLC (United Kingdom)	13,635	675,000
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	300	24,162
Teva Pharmaceutical Industries Ltd. (Israel)	12,387	652,803
Zoetis, Inc.	33,100	957,914

		151,248,954

Professional Services — 0.1%
Adecco SA (Switzerland)	1,358	113,021
Capita PLC (United Kingdom)	33,038	604,095
Manpowergroup, Inc.	32,100	2,530,443
Seek Ltd. (Australia)	3,268	53,432

		3,300,991

Real Estate Investment Trusts (REITs) — 1.4%
American Assets Trust, Inc.	9,400	317,156

American Capital Agency Corp.	158,800	3,412,612
American Capital Mortgage Investment Corp.	123,800	2,323,726
Annaly Capital Management, Inc.	1,167,100	12,803,087
Apollo Residential Mortgage, Inc.	20,400	331,092
British Land Co. PLC (United Kingdom)	41,585	453,743
CapitaCommercial Trust (Singapore)	347,000	410,803
Chambers Street Properties	204,300	1,587,411
Dexus Property Group (Australia)	567,244	559,379
Federation Centres Ltd. (Australia)	63,331	138,824
Franklin Street Properties Corp.	75,100	946,260
General Growth Properties, Inc.(a)	140,300	3,086,600
GPT Group (Australia)	17,850	60,669
Healthcare Trust Of America, Inc.	58,200	662,898
Hospitality Properties Trust	213,900	6,143,208
Link REIT (The) (Hong Kong)	171,500	845,685
Prologis, Inc.	48,000	1,959,840
Resource Capital Corp.	180,400	1,004,828
RLJ Lodging Trust	109,900	2,938,726
Senior Housing Properties Trust	17,300	388,731
Simon Property Group, Inc.	36,800	6,035,200
Strategic Hotels & Resorts, Inc.*	76,000	774,440
Unibail-Rodamco SE (France)	3,492	906,277
Ventas, Inc.	86,800	5,257,476

		53,348,671

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	373,000	10,231,390
Cheung Kong Holdings Ltd. (Hong Kong)	35,000	581,969
Daiwa House Industry Co. Ltd. (Japan)	6,000	101,870
Hysan Development Co. Ltd. (Hong Kong)	73,000	318,551
Jones Lang LaSalle, Inc.	77,000	9,124,500
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	7,000	81,760
Swiss Prime Site AG (Switzerland)	1,558	132,489
Wheelock & Co. Ltd. (Hong Kong)	81,000	317,451

		20,889,980

Road & Rail — 1.1%
ComfortDelGro Corp. Ltd. (Singapore)	21,000	33,218
CSX Corp.	371,800	10,771,046
Nippon Express Co. Ltd. (Japan)	5,000	24,453
Norfolk Southern Corp.	76,300	7,414,071
Union Pacific Corp.	131,600	24,696,056
West Japan Railway Co. (Japan)	1,700	69,388

		43,008,232

Semiconductors & Semiconductor Equipment — 1.1%
Infineon Technologies AG (Germany)	19,203	229,097
Integrated Device Technology, Inc.*	166,600	2,037,518
Intel Corp.	1,242,100	32,058,601
Linear Technology Corp.(a)	70,200	3,418,038
Rohm Co. Ltd. (Japan)	2,900	129,492
Skyworks Solutions, Inc.*	98,600	3,699,472

		41,572,218

Software — 3.0%
ANSYS, Inc.*	28,100	2,164,262
CA, Inc.	81,700	2,530,249
Intuit, Inc.	40,800	3,171,384
Manhattan Associates, Inc.*	37,800	1,324,134
Microsoft Corp.	1,311,500	53,758,385

Oracle Corp.	949,800	38,856,318
SAP AG (Germany)	342	27,742
Symantec Corp.	507,600	10,136,772
Synopsys, Inc.*	10,100	387,941
TIBCO Software, Inc.*	40,200	816,864

		113,174,051

Specialty Retail — 1.8%
Bed Bath & Beyond, Inc.*(a)	181,900	12,514,720
Best Buy Co., Inc.	520,700	13,751,687
Express, Inc.*	69,700	1,106,836
GameStop Corp. (Class A Stock)(a)	125,500	5,158,050
Gap, Inc. (The)	226,900	9,089,614
Home Depot, Inc. (The)	210,050	16,621,257
PetSmart, Inc.(a)	28,800	1,984,032
Ross Stores, Inc.	122,100	8,736,255
USS Co. Ltd. (Japan)	2,300	32,310
Yamada Denki Co. Ltd. (Japan)	4,100	13,665

		69,008,426

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	143,100	76,807,494
Brother Industries Ltd. (Japan)	32,000	447,431
Hewlett-Packard Co.	741,900	24,007,884
Konica Minolta, Inc. (Japan)	6,000	56,134
NetApp, Inc.	167,900	6,195,510
Ricoh Co. Ltd. (Japan)	33,000	382,563
Seiko Epson Corp. (Japan)	19,700	615,561
Western Digital Corp.	41,000	3,764,620

		112,277,197

Textiles, Apparel & Luxury Goods — 0.8%
Asics Corp. (Japan)	1,600	31,454
Christian Dior SA (France)	3,275	629,021
Coach, Inc.(a)	83,900	4,166,474
Michael Kors Holdings Ltd.*	189,100	17,637,357
NIKE, Inc. (Class B Stock)	59,000	4,357,740
Ralph Lauren Corp.	9,700	1,561,021
Steven Madden Ltd.*	51,400	1,849,372
Swatch Group AG (The) (Switzerland)	438	50,792
Swatch Group AG (The) (Switzerland) (Bearer Shares)	21	13,174
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	13,500	43,991

		30,340,396

Thrifts & Mortgage Finance
Home Loan Servicing Solutions Ltd.	58,700	1,267,920

Tobacco — 0.7%
Altria Group, Inc.	301,800	11,296,374
British American Tobacco PLC (United Kingdom)	19,617	1,094,341
Japan Tobacco, Inc. (Japan)	29,900	938,484
Lorillard, Inc.	104,200	5,635,136
Philip Morris International, Inc.	103,500	8,473,545
Swedish Match AB (Sweden)	2,069	67,732

		27,505,612

Trading Companies & Distributors — 0.2%
ITOCHU Corp. (Japan)	15,800	184,867
Marubeni Corp. (Japan)	115,000	772,012
Mitsubishi Corp. (Japan)	39,900	740,138
Mitsui & Co. Ltd. (Japan)	18,300	258,644

MRC Global, Inc.*	121,200	3,267,552
Sojitz Corp. (Japan)	13,200	22,503
Sumitomo Corp. (Japan)	11,800	150,044
Travis Perkins PLC (United Kingdom)	24,585	774,122
W.W. Grainger, Inc.	4,700	1,187,502

		7,357,384

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	11,357	259,567
Atlantia SpA (Italy)	28,152	723,358
Auckland International Airport Ltd. (New Zealand)	10,889	36,026
Groupe Eurotunnel SA (France)	3,174	40,517

		1,059,468

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	17,700	1,027,751
Millicom International Cellular SA, (Luxembourg) SDR	681	69,361
SoftBank Corp. (Japan)	1,200	90,682
Vodafone Group PLC (United Kingdom)	278,453	1,023,955

		2,211,749

TOTAL COMMON STOCKS (cost $2,037,433,237)		2,713,263,151

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $3,145,991)	50,000	3,358,500

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	548	51,777
Volkswagen AG (Germany) (PRFC)	1,985	514,705

		566,482

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)	22,000	610,280

TOTAL PREFERRED STOCKS (cost $1,122,618)		1,176,762

	Units
RIGHTS*(c)
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 05/14/14 (cost $1,193)	5,156	1,208

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.4%
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.499	%(b)	04/25/19	494	486,529

Collateralized Loan Obligations — 1.2%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.417	%(b)	04/20/25	2,550	2,514,634

ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	500	490,577
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.955	%(b)	05/15/20	3,900	3,912,566
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.432	%(b)	07/13/25	2,700	2,662,489
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766	%(b)	04/28/26	1,500	1,488,600
Ares Enhanced Loan Investment Strategy II Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.499	%(b)	01/26/20	569	565,614
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.439	%(b)	07/15/24	1,200	1,183,646
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.388	%(b)	04/17/25	2,100	2,068,292
Carlyle Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.489	%(b)	04/27/21	3,170	3,118,622
Chatham Light CLO Ltd. (Cayman Islands), Series 2005-2A, Class A1, 144A	0.488	%(b)	08/03/19	145	144,738
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.688	%(b)	01/20/26	2,300	2,289,832
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.487	%(b)	07/22/20	527	522,635
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.703	%(b)	03/15/20	1,000	980,839
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.005	%(b)	06/15/18	5,500	5,498,658
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.379	%(b)	04/15/24	1,850	1,816,970
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.160	%(b)	05/15/26	300	299,100
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.635	%(b)	09/06/22	187	187,257
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.706	%(b)	05/18/23	1,350	1,346,870
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.486	%(b)	02/22/20	135	134,291
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.483	%(b)	03/15/18	44	43,841
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.716	%(b)	11/22/23	1,200	1,198,185
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	2.436	%(b)	11/22/23	1,200	1,193,208
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.157	%(b)	04/20/21	1,717	1,706,921
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.387	%(b)	07/22/25	1,200	1,181,045
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.289	%(b)	04/15/25	3,200	3,130,865
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.886	%(b)	08/17/22	500	499,534
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937	%(b)	10/20/23	1,100	1,106,541
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,451	1,454,148
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.488	%(b)	11/01/18	833	827,801
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.359	%(b)	07/15/25	2,700	2,653,905

					46,222,224

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.804	%(b)	03/25/33	290	273,290
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.357	%(b)	07/25/35	302	290,920
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.700	%(b)	07/25/34	383	364,314
GSAMP Trust, Series 2004-HE2, Class A3C	0.734	%(b)	09/25/34	674	653,855
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.684	%(b)	06/25/34	741	699,184
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.354	%(b)	05/25/33	459	428,194
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.099	%(b)	06/25/34	961	896,655
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.204	%(b)	12/27/33	846	814,268
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.054	%(b)	07/25/32	429	394,466
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.429	%(b)	09/25/32	522	484,458
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.919	%(b)	02/25/34	865	795,888

					6,095,492

TOTAL ASSET-BACKED SECURITIES (cost $52,553,139)					52,804,245

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	4.250%		01/27/17	750	752,678

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/08/20	1,000	997,500

Foods
ARAMARK Corp.	3.250%		09/07/19	1,100	1,100,539
Big Heart Pet Brands, Inc.	3.500%		03/09/20	859	859,865

					1,960,404

Healthcare & Pharmaceutical — 0.1%
Grifols SA	3.236%		03/31/21	250	249,687
HCA, Inc.	2.903%		03/31/17	882	881,352
HCA, Inc.	2.988%		05/01/18	368	367,659
RPI Finance Trust	3.250%		11/09/18	1,055	1,054,854

					2,553,552

Technology — 0.1%
First Data Corp.	4.234%		03/26/18	2,134	2,138,026
First Data Corp.	4.235%		03/24/21	162	161,772
TransUnion LLC/TransUnion Financing Corp.	4.000%		03/31/21	500	500,469

					2,800,267

TOTAL BANK LOANS (cost $8,990,564)					9,064,401

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	352	358,738
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	2,122	1,696,163
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.725	%(b)	02/25/35	442	441,501

Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.614	%(b)	03/25/35	377	349,392
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.681	%(b)	02/25/37	981	979,523
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.736	%(b)	07/25/35	575	583,633
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	115	117,740
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.446	%(b)	02/25/34	432	438,768
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	166	169,292

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,375,317)					5,134,750

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,900	3,993,097
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.550	%(b)	04/10/49	5,483	6,018,836
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.574	%(b)	04/10/49	1,500	1,535,555
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	116	116,301
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.694	%(b)	12/10/49	1,000	1,113,969
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,045,106
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,220	1,308,797
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	3,100	3,096,323
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	928,677
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,627,628
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	1,400	1,448,873
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	1,300	1,314,093
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,776,745
Commercial Mortgage Trust, Series 2005-GG3, Class A3	4.569%		08/10/42	131	131,083
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(b)	04/10/37	8,050	8,438,155
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	2,044	2,075,960
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.466	%(b)	02/15/39	2,700	2,879,026
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.466	%(b)	02/15/39	640	687,125
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	1,900	1,956,812
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(b)	12/25/23	2,515	2,561,882
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,500,826
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	1,917,516
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.472	%(b)	05/25/22	25,657	2,359,905
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.511	%(b)	06/25/22	7,249	696,134

FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	5,800	5,880,011
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	2,400	2,467,037
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.741	%(b)	08/25/16	7,480	204,105
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.782	%(b)	05/25/19	19,832	1,528,004
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.710	%(b)	07/25/19	20,897	1,579,328
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.309	%(b)	11/10/45	2,585	2,730,339
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.278	%(b)	03/10/44	2,042	2,170,900
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.587	%(b)	04/10/38	2,184	2,230,187
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A3A	5.845	%(b)	04/15/45	38	37,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class ASB	4.853	%(b)	03/15/46	354	356,199
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%		07/15/42	185	187,275
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,039,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%		07/15/42	870	879,097
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(b)	10/15/42	1,270	1,337,224
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	1,791	1,859,708
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,100	2,149,814
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,590,569
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	3,708,420
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,700	2,795,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,307,925
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(b)	11/15/40	1,510	1,607,692
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.657	%(b)	05/12/39	930	1,007,308
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.517	%(b)	02/12/39	530	572,396
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.868	%(b)	06/12/46	1,795	1,950,679
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	2,049	2,053,707
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,428,056
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.644	%(b)	10/15/42	2,228	2,370,859
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	278	279,911
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	2,597	2,657,064
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.648	%(b)	06/11/42	343	346,211

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,617,122
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,727,690
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,724,729
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.722	%(b)	05/15/43	691	739,995
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	4,500	4,888,400
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	1,328	1,479,009

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $118,805,626)					118,017,319

CORPORATE BONDS — 7.4%
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $1,131,438; purchased 12/03/12)(d)	6.300%		05/01/14	1,075	1,079,031

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 1998-1, Class A	6.648%		09/15/17	114	120,634
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2009-2, Class A	7.250%		11/10/19	653	763,543
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-1, Class A(a)	4.750%		01/12/21	736	794,589
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2012-2, Class A	4.000%		10/29/24	705	712,050
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2007-1, Class A	6.821%		08/10/22	338	397,520
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-2, Class A(a)	4.950%		05/23/19	592	645,624
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2011-1, Class A	5.300%		04/15/19	1,133	1,251,643

					4,685,603

Automotive — 0.1%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	90	96,563
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,090	2,214,988
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	995	1,019,875
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,395	1,510,088
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%		03/15/17	450	464,220
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	245	264,753

					5,570,487

Banking — 2.2%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	2,213	2,102,381
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	645	625,518
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	780	751,989
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	3,863,048
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	595	617,299
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	630	694,666
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,770	2,030,765
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,219,551
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	975	973,852
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	920,031
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,944,495
Bank of America Corp., Series K, Jr. Sub. Notes(a)	8.000	%(b)	12/29/49	2,200	2,491,500

Bank of America NA, Sub. Notes	5.300%		03/15/17	930	1,023,415
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	488,957
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	515	550,186
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	380,878
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,398,714
Capital One Bank USA NA, Sub. Notes(a)	3.375%		02/15/23	1,560	1,517,963
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,900	1,886,554
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	1,010	1,070,178
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	2,450	2,595,897
Citigroup, Inc., Sr. Unsec’d. Notes	4.750%		05/19/15	2,265	2,364,961
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	69	88,813
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,026,877
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,895	2,414,382
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	454	462,792
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	570	623,593
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	972,290
Discover Bank, Sub. Notes	7.000%		04/15/20	570	672,507
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	883,462
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	2,000	2,094,560
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,274,864
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,104,787
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	320,610
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	119,134
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	1,190	1,313,716
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,090,917
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,146,057
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	170	201,000
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,395	1,428,214
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900	%(b)	04/29/49	2,000	2,260,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,132,967
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	490	526,874
KFW (Germany), Gtd. Notes	1.875%		04/01/19	4,615	4,612,139
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%		01/21/21	1,400	1,681,525
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,144,538
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	20	22,960
Morgan Stanley, Notes, MTN	6.625%		04/01/18	105	122,405
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,345	1,486,916
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	2,360	2,666,493
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,609,454
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,603,547
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	780	951,499
MUFG Capital Finance 1 Ltd. (Japan), Bank Gtd. Notes	6.346	%(b)	07/29/49	800	874,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	990	995,986
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,455	1,425,826
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	272,417
PNC Funding Corp., Bank Gtd. Notes	6.700%		06/10/19	440	530,020
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes(a)	2.550%		09/18/15	455	464,650
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	955	983,479
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(a)	2.450%		01/10/19	1,210	1,221,108
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,077,222

					84,417,398

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	586,542
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		02/06/12	1,715	407,312

Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%	05/02/18	700	170,625
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	820	830,196

				1,994,675

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	1,150	1,167,250
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	5.125%	06/26/22	700	698,250
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	775	768,585

				2,634,085

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	1,000	1,187,500
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	255	361,385
Comcast Corp., Gtd. Notes	6.400%	05/15/38	530	651,567
Comcast Corp., Gtd. Notes	6.450%	03/15/37	60	73,813
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	920	961,637
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	165	169,524
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	860	813,036
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,710	1,922,505
Time Warner Cable, Inc., Gtd. Notes	7.500%	04/01/14	345	345,000
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,040	1,042,600

				7,528,567

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,205	1,256,212
Case New Holland Industrial, Inc., Gtd. Notes(a)	7.875%	12/01/17	1,255	1,471,487
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(f)	6.375%	10/15/17	1,302	1,498,797
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(d)(f)	6.700%	06/01/34	420	497,722
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(f)	7.000%	10/15/37	380	477,912
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%	10/09/42	190	182,570
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	280	284,344
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $384,850; purchased 07/10/12)(d)(f)	2.500%	07/11/14	385	386,847
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(d)(f)	2.500%	03/15/16	1,890	1,937,206
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)(d)(f)	3.125%	05/11/15	500	512,319
United Technologies Corp., Sr. Unsec’d. Notes(a)	4.500%	06/01/42	1,445	1,471,402
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,260	1,341,327

				11,318,145

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.150%	10/01/22	780	736,723
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18	1,275	1,346,400
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	609,902
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	9.400%	05/15/39	432	682,551
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,113,459

Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	345	372,996
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	1,135	1,218,914
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	6.875%		09/15/20	1,175	1,289,529
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	460	553,275

					7,923,749

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,937,412

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%		08/01/16	175	195,955
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	550	679,041
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%		02/15/21	871	951,568
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	590	786,051
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%		12/01/39	220	250,494
Duke Energy Carolinas LLC, First Mtge. Bonds	6.050%		04/15/38	550	683,204
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42	570	539,728
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	670	751,461
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes(a)	8.625%		08/01/15	1,295	1,403,401
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	155	162,152
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%		10/01/39	1,425	1,573,496
Florida Power & Light Co., First Mtge. Bonds	5.950%		10/01/33	295	361,640
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	160,824
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	5.950%		05/15/37	300	352,223
Nevada Power Co., Gen. Ref. Mtge.	6.500%		05/15/18	1,260	1,479,061
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	675,021
Northeast Utilities, Sr. Unsec’d. Notes	4.500%		11/15/19	615	667,922
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%		01/15/15	345	360,015
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	140	166,933
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%		05/01/37	535	646,719
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	493,651
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	199	221,894

					13,562,454

Energy - Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	460	477,250
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	800	837,785

					1,315,035

Energy - Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	1,195	1,368,054
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	384,408
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	298,379
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936	%(g)	10/10/36	2,000	733,862
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,356,281
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,070	1,105,424
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	511,156
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,754,049
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	920	925,929
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	810	881,419

					10,318,961

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,285	1,931,666
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	379,443
Bunge Ltd. Finance Corp., Gtd. Notes	5.350%		04/15/14	1,040	1,041,498
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	985	1,215,549
Constellation Brands, Inc., Gtd. Notes(a)	4.250%		05/01/23	1,400	1,368,500
Delhaize Group SA (Belgium), Gtd. Notes	6.500%		06/15/17	480	544,075
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	735	811,756

					7,292,487

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(a)	4.375%		11/01/18	1,000	1,026,250

Healthcare & Pharmaceutical — 0.2%
Actavis, Inc., Sr. Unsec’d. Notes(a)	4.625%		10/01/42	560	535,153
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	445	512,214
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,640	1,689,556
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	1,100	1,155,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	185	211,915
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	180	178,786
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	580	622,742
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28	165	198,898
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	425	430,954
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,325	1,336,957
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	4.150%		02/01/24	1,215	1,250,031
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	73,797
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	190	188,032

					8,384,035

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.500%		09/15/18	1,570	1,851,639
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	647,694
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	765,344
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	801,638
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.950%		10/15/42	260	235,360
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	221,991
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	420	527,727
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	540,547
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	376,239
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	995	963,323

					6,931,502

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	583,847
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	150,817
American International Group, Inc., Sr. Unsec’d. Notes(a)	6.400%		12/15/20	2,425	2,889,247
American International Group, Inc., Sr. Unsec’d. Notes(a)	8.250%		08/15/18	990	1,237,491
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	2,655	2,759,673
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,165,591
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375	%(b)	03/29/67	1,300	1,443,000
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	840,015
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	432,447
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,025,868
Lincoln National Corp., Jr. Sub. Notes	6.050	%(b)	04/20/67	260	258,375
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	492	596,452
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	927,640
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	780,035

Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	196,808
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	835	967,656
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	502,738
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	859,538
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	444,839
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	680	787,685
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	995	1,457,809
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	127,157
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	735	808,500
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,902,739
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	393,861
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	555	581,490
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	516,006
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	85	86,753

					24,724,077

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,060,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	590,599
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	943,789
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,238,735
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	492,469
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22	1,055	1,067,096

					7,392,688

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	620	716,936
21st Century Fox America, Inc., Gtd. Notes(a)	6.150%		02/15/41	1,315	1,546,671
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	113,113
CBS Corp., Gtd. Notes (original cost $417,944; purchased 07/16/12)(d)(f)	4.850%		07/01/42	400	385,318
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	688,898
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,436,500
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	243,159
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,716,220
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	180	239,818
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	45,586
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	192,132
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	425	467,005

					7,791,356

Metals — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	920	973,528
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	35	33,892
Peabody Energy Corp., Gtd. Notes(a)	6.000%		11/15/18	725	760,344
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	425	467,027
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%		10/23/15	1,110	1,122,758
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%		10/25/17	1,220	1,234,762
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14	1,185	1,196,363

					5,788,674

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	1,040	1,226,062
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%		08/07/19	920	1,080,043

General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	2,270	2,989,456
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	375	403,362
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%	01/25/16	570	612,750
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	282,600

				6,594,273

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	2,015	1,884,025
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,100	1,050,500

				2,934,525

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(d)(f)	5.400%	11/01/20	290	325,164
International Paper Co., Sr. Unsec’d. Notes(a)	6.000%	11/15/41	1,595	1,828,722
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	623,754
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	800	855,420

				3,633,060

Pipelines & Other — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	65	66,281
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	709,590
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	510	577,840
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17	245	272,377
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	392,495
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	170,418

				2,189,001

Railroads
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	808,171
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	853,697
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	111,826

				1,773,694

Real Estate Investment Trusts — 0.1%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	385	400,400
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	907,893
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	85,031
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	307,477
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	232,506
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	3,080	3,582,887

				5,516,194

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	248,360
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	05/15/41	100	115,893
CVS Caremark Corp., Sr. Unsec’d. Notes	6.125%	09/15/39	515	620,995
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	1,531,562
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	469,337
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	371,172

				3,357,319

Technology — 0.1%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	400	412,790
Fidelity National Information Services, Inc., Gtd. Notes	7.875%	07/15/20	1,100	1,183,344
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	2,410	2,514,153
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	605	623,150

				4,733,437

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	480	541,704
AT&T Corp., Gtd. Notes	8.000%	11/15/31	7	9,709
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	832,876
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	400	618,328
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(d)(f)	7.082%	06/01/16	325	362,097
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,002,520; purchased 05/12/06-04/10/07)(d)(f)	7.995%	06/01/36	1,000	1,043,393
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	1,440	1,486,753
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	1,075	1,178,469
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,733,542
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	1,705	2,024,256
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	5,580	6,790,497

				18,621,624

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,500	1,502,843
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	46	73,806
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	254	416,822
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,050	2,033,579
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	465	490,001
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	325	401,717

				4,918,768

TOTAL CORPORATE BONDS (cost $258,898,944)				277,888,566

COVERED BOND — 0.1%
Bank of Nova Scotia (Canada), Covered Notes, 144A (cost $1,556,654)	1.650%	10/29/15	1,535	1,563,029

FOREIGN AGENCIES — 0.6%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	654,675
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A	2.700%	11/25/14	7,435	7,553,217
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	447,257
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	1,097,400
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%	05/23/18	3,158	3,090,798
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	6.250%	06/17/14	1,000	1,011,112
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	1,624	1,802,640
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	8.625%	12/01/23	350	432,250
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%	05/20/16	1,665	1,650,431
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	970	912,770
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	510	526,575
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,730	2,982,525
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,059,458

TOTAL FOREIGN AGENCIES (cost $23,182,271)				23,221,108

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,713,159
State of California, GO, BABs	7.300%	10/01/39	1,270	1,706,461
State of California, GO, BABs	7.500%	04/01/34	475	642,456
State of California, GO, BABs	7.550%	04/01/39	245	341,579
State of California, GO, BABs	7.625%	03/01/40	215	300,052

				4,703,707

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	848,960

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,236,701
State of Illinois, GO, Taxable Series	4.421%	01/01/15	740	760,838

				1,997,539

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,502,109

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,339,106

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	494,831
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	323,610

				818,441

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	543,238

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	628,045

Puerto Rico
Commonwealth of Puerto Rico, Series A, GO(a)	8.000%	07/01/35	320	298,867

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,189,830

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	335	378,838

TOTAL MUNICIPAL BONDS (cost $11,728,907)				14,248,680

SOVEREIGN BONDS — 0.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	1,275	1,233,563
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	1.625%	02/27/19	1,455	1,445,394
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,475	1,460,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	575,940

Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	1,135	1,239,987
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	1,120	1,272,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%	03/15/22	700	700,700
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	4.750%	03/08/44	1,006	955,700
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%	01/30/20	620	686,340
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	190	191,900
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%	02/18/19	200	206,800
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	810	910,521

TOTAL SOVEREIGN BONDS (cost $10,875,926)				10,879,695

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Federal Home Loan Bank(h)	0.375%	08/28/15	460	460,613
Federal Home Loan Bank	5.500%	07/15/36	1,080	1,319,026
Federal Home Loan Mortgage Corp.(h)	0.750%	01/12/18	685	669,326
Federal Home Loan Mortgage Corp.(a)	1.750%	05/30/19	1,930	1,912,574
Federal Home Loan Mortgage Corp.	2.348%(b)	12/01/35	334	356,227
Federal Home Loan Mortgage Corp.(a)	2.375%	01/13/22	6,020	5,896,512
Federal Home Loan Mortgage Corp.	2.383%(b)	06/01/36	520	551,708
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	1,945	1,878,060
Federal Home Loan Mortgage Corp.	3.500%	TBA	1,500	1,569,141
Federal Home Loan Mortgage Corp.	4.000%	TBA	8,000	8,270,312
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	6,321	6,627,274
Federal Home Loan Mortgage Corp.	4.500%	02/01/19-10/01/41	16,881	18,005,028
Federal Home Loan Mortgage Corp.	5.000%	07/01/18-06/01/39	5,901	6,374,382
Federal Home Loan Mortgage Corp.	5.500%	12/01/33-07/01/38	6,220	6,844,510
Federal Home Loan Mortgage Corp.	6.000%	03/01/32-08/01/39	2,810	3,136,585
Federal Home Loan Mortgage Corp.	6.500%	12/01/14	5	4,654
Federal Home Loan Mortgage Corp.	7.000%	01/01/31-10/01/32	417	470,539
Federal National Mortgage Assoc.(a)	1.875%	02/19/19	4,720	4,734,934
Federal National Mortgage Assoc.	1.992%(b)	07/01/33	389	413,282
Federal National Mortgage Assoc.	2.058%(b)	06/01/37	139	147,376
Federal National Mortgage Assoc.	2.500%	TBA	5,000	4,982,813
Federal National Mortgage Assoc.	2.500%	01/01/28	2,881	2,881,662
Federal National Mortgage Assoc.	3.000%	TBA	24,000	23,163,749
Federal National Mortgage Assoc.	3.000%	TBA	5,000	5,121,875
Federal National Mortgage Assoc.	3.000%	12/01/42	2,423	2,341,778
Federal National Mortgage Assoc.	3.500%	TBA	4,000	4,183,125
Federal National Mortgage Assoc.	3.500%	TBA	8,500	8,521,250
Federal National Mortgage Assoc.	3.500%	06/01/39-03/01/43	21,721	21,871,994
Federal National Mortgage Assoc.	4.000%	TBA	13,000	13,465,156
Federal National Mortgage Assoc.	4.500%	11/01/18-07/01/42	13,423	14,365,944
Federal National Mortgage Assoc.	5.000%	10/01/18-02/01/36	5,630	6,140,578
Federal National Mortgage Assoc.	5.500%	03/01/16-08/01/37	8,043	8,898,714
Federal National Mortgage Assoc.	6.000%	05/01/14-05/01/38	7,074	7,920,701

Federal National Mortgage Assoc.	6.500%	07/01/17-09/01/37	2,525	2,834,083
Federal National Mortgage Assoc.	7.000%	02/01/32-07/01/32	264	297,979
Federal National Mortgage Assoc.	7.500%	05/01/32	60	68,520
Financing Corp., Strips Principal, Series A-P	1.287%(g)	10/06/17	1,570	1,488,330
Financing Corp., Strips Principal, Series B-P	1.287%(g)	10/06/17	2,140	2,028,679
Government National Mortgage Assoc.	3.000%	TBA	2,500	2,458,203
Government National Mortgage Assoc.	3.000%	TBA	3,000	2,942,344
Government National Mortgage Assoc.	3.500%	TBA	12,000	12,241,874
Government National Mortgage Assoc.	4.000%	TBA	10,500	11,033,203
Government National Mortgage Assoc.	4.000%	06/15/40-05/20/41	2,881	3,031,573
Government National Mortgage Assoc.	4.500%	TBA	1,000	1,075,156
Government National Mortgage Assoc.	4.500%	TBA	2,000	2,150,000
Government National Mortgage Assoc.	4.500%	TBA	1,000	1,077,969
Government National Mortgage Assoc.	4.500%	01/20/41-02/20/41	5,351	5,784,280
Government National Mortgage Assoc.	5.500%	11/15/32-02/15/36	3,250	3,626,858
Government National Mortgage Assoc.	6.000%	02/15/33-10/15/34	1,475	1,682,494
Government National Mortgage Assoc.	6.500%	10/15/23-07/15/35	1,786	2,035,689
Government National Mortgage Assoc.	8.000%	01/15/24-04/15/25	59	66,860

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $244,640,235)				249,425,496

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds	3.750%	11/15/43	2,875	2,976,522
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20	6,014	6,498,899
U.S. Treasury Notes(i)	0.625%	04/30/18	5,030	4,872,420
U.S. Treasury Notes	0.875%	07/31/19	4,145	3,935,483
U.S. Treasury Notes	1.000%	09/30/19	16,435	15,649,210
U.S. Treasury Notes	1.500%	12/31/18	15,140	15,026,450
U.S. Treasury Notes(a)	1.500%	01/31/19-02/28/19	39,830	39,467,187
U.S. Treasury Notes	2.000%	02/28/21	1,850	1,814,880
U.S. Treasury Notes	2.125%	01/31/21	6,000	5,941,404
U.S. Treasury Notes	4.500%	05/15/17	12,235	13,559,818
U.S. Treasury Strips Principal	6.876%(g)	02/15/44	14,545	4,746,048

TOTAL U.S. TREASURY OBLIGATIONS (cost $114,370,856)				114,488,321

TOTAL LONG-TERM INVESTMENTS (cost $2,892,681,478)				3,594,535,231

			Shares
SHORT-TERM INVESTMENTS — 10.6%
AFFILIATED MUTUAL FUNDS — 10.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $132,180,492)(j)			13,434,713	125,480,221
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $269,644,567; includes $122,709,761 of cash collateral for securities on loan)(j)(k)			269,644,567	269,644,567

TOTAL AFFILIATED MUTUAL FUNDS (cost $401,825,059)				395,124,788

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(l)
Call Options
5 Year U.S. Treasury Notes Futures, Strike Price @ 118.25, expiring 05/23/14				13,200	138,187
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Barclays Bank PLC	29,770	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Citibank NA	36,480	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14			Citibank NA	36,480	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14			Citibank NA	3,630	96,072
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14			Citibank NA	6,040	159,855
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14			Citibank NA	6,040	159,390

TOTAL OPTIONS PURCHASED (cost $689,689)					553,504

Interest Rate			Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(h) (cost $1,999,781)	0.050	%(g)	06/19/14	2,000	1,999,902

TOTAL SHORT-TERM INVESTMENTS (cost $404,514,529)					397,678,194

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 105.7% (cost $3,297,196,007)					3,992,213,425

SECURITY SOLD SHORT — (0.1)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $2,142,813)	4.500%		TBA	2,000	(2,133,438)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 105.6% (cost $3,295,053,194)					3,990,079,987
Liabilities in excess of other assets(m) — (5.6)%					(214,259,082)

NET ASSETS — 100.0%					$3,775,820,905

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds

CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EAFE	Europe, Australia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,021,290; cash collateral of $122,709,761 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(c)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $8,157,118. The aggregate value of $8,505,806, is approximately 0.2% of net assets.
(e)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment
Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represent fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2014.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
	Long Positions:
52	2 Year U.S. Treasury Notes	Jun. 2014	$11,416,511	$11,417,250	$739	(1)
703	5 Year U.S. Treasury Notes	Jun. 2014	83,630,938	83,624,047	(6,891	)(1)
215	10 Year U.S. Treasury Notes	Jun. 2014	26,560,758	26,552,500	(8,258	)(1)
430	S&P 500 E-Mini Futures	Jun. 2014	39,408,189	40,088,900	680,711	(2)

					666,301

	Short Positions:
155	U.S. Long Bond	Jun. 2014	20,621,842	20,648,906	(27,064	)(1)
17	U.S. Ultra Bond	Jun. 2014	2,442,973	2,455,969	(12,996	)(1)

					(40,060)

					$626,241

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(3)	Counterparty
Over-the-counter swap agreements:
3,158	05/17/18	0.989%	3 Month LIBOR(2)	$52,950	$—	$52,950	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
18,650	08/31/18	1.625%	3 month LIBOR(2)	$(18,329)	$46,659	$64,988
19,150	02/15/21	2.375%	3 month LIBOR(2)	11,088	49,907	38,819
1,785	01/22/22	2.785%	3 month LIBOR(2)	161	(34,249)	(34,410)
18,450	08/05/23	4.210%	3 month LIBOR(1)	—	218,454	218,454
7,760	10/28/23	4.029%	3 month LIBOR(1)	185	17,771	17,586

				$(6,895)	$298,542	$305,437

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate risk exposure as of March 31, 2014.
#	Notional Amount is shown in U.S. Dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2014	Unrealized (Depreciation)(5)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	40,000	$ (608,807)	$(613,109)	$(4,302)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	1,150	$ (1,535)	$—	$(1,535)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,440	$110,364	$60,400	$49,964	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,840	294,304	165,867	128,437	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	5,280	404,668	231,366	173,302	Deutsche Bank

				$809,336	$457,633	$351,703

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instrument subject to credit contracts risk exposure as of March 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,579,784,234	$133,274,791	$204,126
Exchange Traded Fund	3,358,500	—	—
Preferred Stocks	610,280	566,482	—
Rights	1,208	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	486,529	—
Collateralized Loan Obligations	—	44,434,524	1,787,700
Residential Mortgage-Backed Securities	—	6,095,492	—
Bank Loans	—	9,064,401	—
Collateralized Mortgage Obligations	—	5,134,750	—
Commercial Mortgage-Backed Securities	—	118,017,319	—
Corporate Bonds	—	273,202,963	4,685,603
Covered Bond	—	1,563,029	—
Foreign Agencies	—	23,221,108	—
Municipal Bonds	—	14,248,680	—
Sovereign Bonds	—	10,879,695	—
U.S. Government Agency Obligations	—	249,425,496	—
U.S. Treasury Obligations	—	116,488,223	—
Affiliated Mutual Funds	395,124,788	—	—
Options Purchased	138,187	415,317	—
U.S. Government Agency Obligation Sold Short	—	(2,133,438)	—
Other Financial Instruments*
Futures Contracts	626,241	—	—
Interest Rate Swap Agreements	—	358,387	—
Credit Default Swap Agreements	—	345,866	—

Total	$2,979,643,438	$1,005,089,614	$6,677,429

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Global Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 97.2%
Australia — 2.0%
Arrium Ltd.	447,200	$562,674
Ausdrill Ltd.	123,200	91,737
Bendigo & Adelaide Bank Ltd.	103,400	1,092,324
Bradken Ltd.	98,900	400,434
Challenger Ltd.	204,200	1,214,925
CSL Ltd.	52,241	3,374,344
Downer EDI Ltd.	182,200	852,306
Fortescue Metals Group Ltd.	99,300	486,162
GrainCorp Ltd. Series A	63,300	494,846
Leighton Holdings Ltd.	37,200	729,218
Lend Lease Group	114,600	1,262,087
Metcash Ltd.	206,000	500,538
Mineral Resources Ltd.	49,900	532,317
National Australia Bank Ltd.	31,100	1,025,374
Pacific Brands Ltd.	460,600	226,604
Qantas Airways Ltd.*	419,500	430,977
Rio Tinto Ltd.	23,400	1,380,200

		14,657,067

Austria — 0.3%
OMV AG	30,300	1,375,373
Voestalpine AG	14,500	638,131

		2,013,504

Belgium — 0.3%
AGFA-Gevaert NV*	86,100	291,796
Delhaize Group SA	21,500	1,572,349

		1,864,145

Bermuda — 0.5%
Genpact Ltd.	232,709	4,053,791

Brazil — 0.3%
Cielo SA	41,200	1,306,271
Kroton Educacional SA	57,300	1,243,983

		2,550,254

Canada — 1.1%
Alimentation Couche Tard, Inc. Series B	26,475	2,141,230
Brookfield Asset Management, Inc. (Class A Stock)	81,906	3,345,860
Canadian Pacific Railway Ltd.	19,600	2,948,428

		8,435,518

China — 1.0%
Baidu, Inc., ADR*	10,715	1,632,752
CIMC Enric Holdings Ltd.	538,000	760,442
Poly Property Group Co. Ltd.	846,000	374,855
Shougang Fushan Resources Group Ltd.	1,160,000	353,374
SouFun Holdings Ltd., ADR	15,484	1,059,415
Tencent Holdings Ltd.	45,200	3,154,969

		7,335,807

Denmark — 0.6%
A.P. Moeller - Maersk A/S (Class B Stock)	70	837,813
Coloplast A/S (Class B Stock)	41,229	3,333,411

		4,171,224

Finland — 0.6%
Sampo OYJ (Class A Stock)	64,538	3,350,168
Tieto OYJ	41,300	1,061,033

		4,411,201

France — 5.1%
Alstom SA	32,100	876,035
Arkema SA	7,200	814,509
AXA SA	40,200	1,044,351
BNP Paribas SA	87,262	6,727,862
Bouygues SA	21,900	912,571
Cap Gemini SA	45,736	3,462,531
Cie Generale des Etablissements Michelin	12,000	1,500,187
CNP Assurances	24,500	518,915
Credit Agricole SA*	62,500	985,021
Electricite de France SA	24,600	972,704
Renault SA	12,300	1,194,753
Sanofi	8,900	930,047
SCOR SE	22,000	770,562
Societe Generale SA	16,000	984,895
Thales SA	24,500	1,624,604
Total SA	87,982	5,791,410
Valeo SA	27,976	3,939,979
Vinci SA	56,872	4,221,593
Vivendi SA	24,400	679,125

		37,951,654

Germany — 3.5%
Allianz SE	10,300	1,740,903
Aurubis AG	6,200	336,769
BASF SE	8,700	968,078
Bayerische Motoren Werke AG	25,438	3,214,518
Brenntag AG	12,461	2,314,214
Continental AG	5,700	1,366,967
Daimler AG	23,700	2,242,006
Deutsche Bank AG	13,700	614,018
E.ON AG	46,000	898,389
Freenet AG	37,500	1,312,525
Hannover Rueck SE	8,600	769,280
Lanxess AG	8,100	611,408
Metro AG*	12,500	509,894
Muenchener Rueckversicherungs AG	5,700	1,245,555
ProSiebenSat.1 Media AG(a)	52,455	2,406,082
Rational AG	2,573	916,953
Rheinmetall AG	13,300	936,412
RWE AG	18,800	762,901
Stada Arzneimittel AG	14,500	621,124
Volkswagen AG	7,400	1,877,411

		25,665,407

Hong Kong — 0.9%
AIA Group Ltd.	529,400	2,517,906
Cheung Kong Holdings Ltd.	46,000	764,874
First Pacific Co. Ltd.	528,000	526,273
Huabao International Holdings Ltd.	1,286,000	590,288
Kingboard Chemical Holdings Ltd.	216,000	422,368
Singamas Container Holdings Ltd.	2,676,000	614,867
Skyworth Digital Holdings Ltd.	1,072,000	590,289
Yue Yuen Industrial Holdings Ltd.	154,000	501,824

		6,528,689

India — 0.4%
Tata Motors Ltd., ADR(a)	83,005	2,939,207

Indonesia — 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	3,330,400	2,831,438

Ireland — 0.7%
Permanent TSB Group Holdings PLC	51,300	7,633
Smurfit Kappa Group PLC	125,756	3,049,878
XL Group PLC	64,602	2,018,812

		5,076,323

Israel — 0.8%
Bank Hapoalim BM	128,000	730,754
Check Point Software Technologies Ltd.*(a)	47,166	3,189,836
Elbit Systems Ltd.	11,400	694,343
Teva Pharmaceutical Industries Ltd.	20,500	1,080,364

		5,695,297

Italy — 1.1%
Banco Popolare Scarl*	3,820	83,235
Enel SpA	242,800	1,373,328
Eni SpA	70,800	1,775,418
Finmeccanica SpA*	20,200	199,489
Intesa Sanpaolo SpA	1,208,154	4,099,525
Telecom Italia SpA	626,400	740,374

		8,271,369

Japan — 8.6%
Alpine Electronics, Inc.	22,700	296,933
Aoyama Trading Co. Ltd.	39,100	1,026,488
Aozora Bank Ltd.	278,000	791,524
Asahi Kasei Corp.	76,000	515,326
Astellas Pharma, Inc.	237,000	2,813,799
Autobacs Seven Co. Ltd.	42,000	647,602
Bank of Yokohama Ltd. (The)	96,000	478,862
Calsonic Kansei Corp.	105,000	486,862
Daikin Industries Ltd.	51,800	2,904,915
Denso Corp.	66,600	3,193,891
Fuji Heavy Industries Ltd.	108,774	2,945,586
Fukuoka Financial Group, Inc.	129,000	529,882
Hogy Medical Co. Ltd.	11,400	584,208
Hoya Corp.	38,500	1,204,319
Idemitsu Kosan Co. Ltd.	30,700	631,523
ITOCHU Corp.	76,300	892,743
JX Holdings, Inc.	101,400	488,853
KDDI Corp.	23,200	1,347,108
Keihin Corp.	37,200	543,074
Keyence Corp.	7,400	3,048,553
KYORIN Holdings, Inc.	37,400	712,836
Kyowa Exeo Corp.	81,900	1,051,733
Marubeni Corp.	146,000	980,120
MISUMI Group, Inc.	55,100	1,526,745
Mitsubishi Corp.	50,200	931,201
Mitsubishi UFJ Financial Group, Inc.	243,500	1,340,902
Mitsui & Co. Ltd.	99,700	1,409,117
Mizuho Financial Group, Inc.	703,200	1,393,639
Nichii Gakkan Co.	26,400	245,398
Nichirei Corp.	118,000	497,918

Nippon Telegraph & Telephone Corp.	37,000	2,010,640
Nishi-Nippon City Bank Ltd. (The)	167,000	375,377
Nissan Motor Co. Ltd.	71,300	635,520
NTT DOCOMO, Inc.	90,000	1,418,174
ORIX Corp.	211,600	2,982,287
Otsuka Holdings Co. Ltd.	20,400	610,271
Resona Holdings, Inc.	276,500	1,336,195
Sankyu, Inc.	210,000	788,884
Secom Co. Ltd.	46,100	2,650,067
Seino Holdings Co. Ltd.	65,000	620,153
Shimachu Co. Ltd.	30,700	668,018
SMC Corp.	9,800	2,584,583
Start Today Co. Ltd.	23,600	603,741
Sumitomo Corp.	88,900	1,130,414
Sumitomo Metal Mining Co. Ltd.	38,000	476,288
Sumitomo Mitsui Financial Group, Inc.	113,986	4,885,888
Toagosei Co. Ltd.	147,000	627,801
Toho Holdings Co. Ltd.	53,300	1,124,668
Tsumura & Co.	22,900	550,263
UNY Group Holdings Co. Ltd.	114,500	680,302
West Japan Railway Co.	19,300	787,755
Yokohama Rubber Co. Ltd. (The)	100,000	940,482

		63,949,431

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	216,520

Macau — 0.3%
MGM China Holdings Ltd.	726,400	2,566,404

Netherlands — 1.5%
Aegon NV	104,300	960,724
ING Groep NV, CVA*	83,900	1,193,206
Koninklijke Ahold NV	78,462	1,575,808
NXP Semiconductors NV	28,474	1,674,556
Royal Dutch Shell PLC, ADR	24,850	1,815,541
Royal Dutch Shell PLC (Class B Stock)	106,900	4,173,393

		11,393,228

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	1,311,001

Norway — 0.8%
DNB ASA	54,100	940,062
Fred Olsen Energy ASA	17,100	570,159
Statoil ASA	50,100	1,413,557
Telenor ASA	94,095	2,082,589
Yara International ASA	23,200	1,027,614

		6,033,981

Singapore — 0.2%
DBS Group Holdings Ltd.	119,000	1,533,201

South Africa — 0.6%
Bidvest Group Ltd.	79,709	2,106,047
Discovery Ltd.	283,341	2,269,818

		4,375,865

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	9,600	377,459
Amadeus IT Holding SA (Class A Stock)	59,252	2,462,237

Banco Santander SA	130,100	1,241,962
Gas Natural SDG SA	51,600	1,451,693
Mapfre SA	276,633	1,167,257
Repsol SA	57,200	1,460,862
Telefonica SA	25,100	397,755

		8,559,225

Sweden — 0.8%
Boliden AB	45,100	686,808
NCC AB (Class B Stock)	15,700	568,589
Nordea Bank AB	72,500	1,028,457
Oriflame Cosmetics SA, SDR	13,600	329,902
Securitas AB (Class B Stock)	34,900	404,188
Swedbank AB (Class A Stock)	40,800	1,095,306
Telefonaktiebolaget LM Ericsson (Class B Stock)	56,700	756,227
TeliaSonera AB	154,700	1,168,355

		6,037,832

Switzerland — 4.3%
Actelion Ltd.*	25,962	2,460,377
Baloise Holding AG	11,400	1,435,043
Cie Financiere Richemont SA	25,618	2,447,497
Credit Suisse Group AG*	50,297	1,628,017
Geberit AG	9,288	3,043,475
Georg Fischer AG*	2,000	1,551,870
Helvetia Holding AG	1,400	718,237
Novartis AG	18,000	1,528,343
Partners Group Holding AG	10,202	2,865,612
Roche Holding AG	18,506	5,565,934
Sika AG	334	1,366,242
Swiss Life Holding AG*	7,800	1,918,153
Swiss Re AG*	19,300	1,791,313
TE Connectivity Ltd.	28,600	1,722,006
Zurich Insurance Group AG*	5,800	1,781,266

		31,823,385

United Kingdom — 8.7%
Alent PLC	46,600	246,273
AMEC PLC	35,900	672,354
Anglo American PLC	38,700	988,961
ARM Holdings PLC	54,371	918,227
AstraZeneca PLC	51,200	3,319,122
Aviva PLC	144,400	1,152,115
Babcock International Group PLC	114,305	2,566,871
BAE Systems PLC	256,400	1,781,200
Barclays PLC	287,100	1,117,237
Beazley PLC	175,100	771,695
Bellway PLC	25,400	703,171
Berkeley Group Holdings PLC	67,834	2,967,876
BG Group PLC	94,292	1,760,355
BP PLC	395,000	3,173,826
BT Group PLC	259,600	1,650,976
Carillion PLC	145,900	879,944
Centrica PLC	160,065	880,584
Compass Group PLC	292,619	4,467,914
Debenhams PLC	301,400	401,823
GlaxoSmithKline PLC	23,400	623,965
Home Retail Group PLC	107,200	387,399
HSBC Holdings PLC	167,100	1,691,946
IMI PLC	74,370	1,809,689

InterContinental Hotels Group PLC	86,282	2,777,407
Intermediate Capital Group PLC	108,800	751,294
J. Sainsbury PLC	259,000	1,365,808
Johnson Matthey PLC	50,366	2,749,908
Jupiter Fund Management PLC	254,222	1,700,945
Legal & General Group PLC	253,000	863,767
Meggitt PLC	179,082	1,436,212
Mondi PLC	26,600	466,127
Old Mutual PLC	270,200	907,070
Premier Foods PLC*	152,560	169,771
Prudential PLC	134,856	2,855,484
Rolls-Royce Holdings PLC*	77,860	1,393,791
RSA Insurance Group PLC	300,200	448,176
St. James’s Place PLC	202,577	2,791,523
Tesco PLC	272,000	1,341,528
Tullow Oil PLC	134,320	1,678,574
Vesuvius PLC	81,100	589,032
WM Morrison Supermarkets PLC	380,500	1,352,951
WPP PLC	180,724	3,734,116

		64,307,007

United States — 50.4%
3M Co.	29,425	3,991,795
Accenture PLC (Class A Stock)	57,364	4,573,058
AES Corp.	180,900	2,583,252
Allegion PLC	5,700	297,369
Allstate Corp. (The)(a)	47,400	2,681,892
American Express Co.	31,700	2,853,951
Ameriprise Financial, Inc.	16,650	1,832,666
Amgen, Inc.	18,950	2,337,293
Amphenol Corp. (Class A Stock)	63,761	5,843,696
Anadarko Petroleum Corp.	8,550	724,698
ANSYS, Inc.*	37,919	2,920,521
Apache Corp.	37,650	3,123,067
Apple, Inc.	11,649	6,252,484
AT&T, Inc.	104,750	3,673,582
Avon Products, Inc.	71,900	1,052,616
Baker Hughes, Inc.	29,850	1,940,847
Bank of America Corp.	264,400	4,547,680
Boeing Co. (The)	15,600	1,957,644
Carnival Corp.	58,500	2,214,810
Celanese Corp. Series A	84,700	4,701,697
Charles Schwab Corp. (The)	341,999	9,346,833
Chevron Corp.	36,950	4,393,724
Cisco Systems, Inc.	72,900	1,633,689
Cognizant Technology Solutions Corp. (Class A Stock)*	72,438	3,666,087
Comcast Corp. (Class A Stock)	10,400	520,208
Comcast Corp. (Special Class A Stock)	17,000	828,920
CONSOL Energy, Inc.	34,500	1,378,275
Core Laboratories NV	30,968	6,145,290
Costco Wholesale Corp.	41,370	4,620,202
Covance, Inc.*	49,228	5,114,789
Covidien PLC	31,300	2,305,558
Danaher Corp.	86,492	6,486,900
DaVita HealthCare Partners, Inc.*	78,899	5,432,196
Discovery Communications, Inc. (Class A Stock)*	32,016	2,647,723
Ecolab, Inc.	57,678	6,228,647
Emerson Electric Co.	18,500	1,235,800
Entergy Corp.	35,500	2,373,175
EQT Corp.	21,050	2,041,219
Estee Lauder Cos., Inc. (The) (Class A Stock)	77,488	5,182,397

Exelon Corp.	66,650	2,236,774
Express Scripts Holding Co.*	115,143	8,646,088
Exxon Mobil Corp.	46,600	4,551,888
Fastenal Co.(a)	83,143	4,100,613
Fifth Third Bancorp	84,900	1,948,455
Fluor Corp.	79,113	6,149,453
FMC Technologies, Inc.*	114,580	5,991,388
Fossil Group, Inc.*	30,162	3,517,191
General Electric Co.	185,400	4,800,006
General Motors Co.	89,900	3,094,358
Gilead Sciences, Inc.*	84,389	5,979,805
Goldman Sachs Group, Inc. (The)	4,875	798,769
Google, Inc. (Class A Stock)*	7,418	8,267,435
Hess Corp.	26,800	2,221,184
Honeywell International, Inc.	24,850	2,305,086
Illinois Tool Works, Inc.	20,750	1,687,598
Ingersoll-Rand PLC	20,100	1,150,524
International Paper Co.	76,150	3,493,762
Intuitive Surgical, Inc.*	16,787	7,352,538
Invesco Ltd.	48,000	1,776,000
Johnson & Johnson	40,150	3,943,934
JPMorgan Chase & Co.	106,400	6,459,544
Kellogg Co.	26,650	1,671,222
Kohl’s Corp.	49,250	2,797,400
Liberty Media Corp. (Class A Stock)*	4,200	549,066
Lockheed Martin Corp.	7,050	1,150,842
Lowe’s Cos., Inc.	69,800	3,413,220
Marsh & McLennan Cos., Inc.	77,000	3,796,100
Mead Johnson Nutrition Co.	85,069	7,072,637
Merck & Co., Inc.	87,600	4,973,052
MetLife, Inc.	41,700	2,201,760
Microsoft Corp.	100,900	4,135,891
Morgan Stanley	120,150	3,745,075
National Instruments Corp.	102,625	2,944,311
Newfield Exploration Co.*	15,400	482,944
NRG Energy, Inc.	118,850	3,779,430
PepsiCo, Inc.	35,100	2,930,850
Pfizer, Inc.	185,700	5,964,684
PG&E Corp.	70,250	3,034,800
Philip Morris International, Inc.	12,850	1,052,030
PNC Financial Services Group, Inc.	21,000	1,827,000
Procter & Gamble Co. (The)	43,200	3,481,920
QUALCOMM, Inc.	101,466	8,001,609
Raytheon Co.	21,350	2,109,167
Republic Services, Inc.	28,700	980,392
Salesforce.com, Inc.*(a)	90,346	5,157,853
Schlumberger Ltd.	78,873	7,690,117
SLM Corp.	60,850	1,489,608
Southwest Airlines Co.	211,050	4,982,890
Spectra Energy Corp.	43,650	1,612,431
St. Joe Co. (The)*(a)	41,250	794,063
Starbucks Corp.	93,777	6,881,356
Stericycle, Inc.*	47,981	5,451,601
Texas Instruments, Inc.	40,150	1,893,073
Thermo Fisher Scientific, Inc.	30,100	3,619,224
Time Warner Cable, Inc.	23,200	3,182,576
Time Warner, Inc.	50,900	3,325,297
Union Pacific Corp.	13,950	2,617,857
United Technologies Corp.	31,650	3,697,986

U.S. Bancorp	79,950	3,426,657
Visa, Inc. (Class A Stock)	39,443	8,514,166
Vulcan Materials Co.	20,050	1,332,323
Wal-Mart Stores, Inc.	13,800	1,054,734
Wells Fargo & Co.	46,900	2,332,806
Western Union Co. (The)(a)	75,750	1,239,270
Weyerhaeuser Co.	90,750	2,663,513
Whole Foods Market, Inc.	125,835	6,381,093

		373,594,539

TOTAL COMMON STOCKS (cost $564,520,059)		720,153,514

	Units
RIGHTS *(d)
Italy
Banco Popolare Scarl, expiring 04/17/14	3,820	32,523

United Kingdom
Premier Foods PLC, expiring 04/07/14	244,096	65,111
RSA Insurance Group PLC, expiring 04/09/14	112,575	62,872

		127,983

TOTAL RIGHTS (cost $342,431)		160,506

TOTAL LONG-TERM INVESTMENTS (cost $564,862,490)		720,314,020

	Shares
SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $38,158,373; includes $18,080,258 of cash collateral received for securities on loan)(b)(c)	38,158,373	38,158,373

TOTAL INVESTMENTS — 102.4% (cost $603,020,863)		758,472,393
Liabilities in excess of other assets — (2.4)%		(17,434,687)

NET ASSETS — 100.0%		$741,037,706

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
SDR	Swedish Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,838,424; cash collateral of $18,080,258 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$500,538	$14,156,529	$—
Austria	—	2,013,504	—
Belgium	291,796	1,572,349	—
Bermuda	4,053,791	—	—
Brazil	2,550,254	—	—
Canada	8,435,518	—	—
China	2,692,167	4,643,640	—
Denmark	—	4,171,224	—
Finland	—	4,411,201	—
France	—	37,951,654	—
Germany	—	25,665,407	—
Hong Kong	—	6,528,689	—
India	2,939,207	—	—
Indonesia	—	2,831,438	—
Ireland	2,026,445	3,049,878	—
Israel	3,189,836	2,505,461	—
Italy	—	8,271,369	—
Japan	—	63,949,431	—
Liechtenstein	216,520	—	—
Macau	—	2,566,404	—
Netherlands	3,490,097	7,903,131	—
New Zealand	—	1,311,001	—
Norway	—	6,033,981	—
Singapore	—	1,533,201	—
South Africa	—	4,375,865	—
Spain	—	8,559,225	—
Sweden	—	6,037,832	—
Switzerland	1,722,006	30,101,379	—
United Kingdom	864,220	63,442,787	—
United States	373,594,539	—	—
Rights:
Italy	32,523	—	—
United Kingdom	127,983	—	—
Affiliated Money Market Mutual Fund	38,158,373	—	—

Total	$444,885,813	$313,586,580	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Banks	7.9%
Oil, Gas & Consumable Fuels	6.3
Insurance	6.1
Affiliated Money Market Mutual Fund (including 2.4% of collateral received for securities on loan)	5.2
Pharmaceuticals	4.7
IT Services	4.0
Capital Markets	3.3
Food & Staples Retailing	3.2
Energy Equipment & Services	3.1
Chemicals	2.7
Aerospace & Defense	2.5
Automobiles	2.5
Hotels, Restaurants & Leisure	2.5
Industrial Conglomerates	2.4
Media	2.3
Software	2.1
Health Care Providers & Services	2.0
Construction & Engineering	2.0
Electronic Equipment, Instruments & Components	2.0
Health Care Equipment & Supplies	1.9
Biotechnology	1.8
Diversified Telecommunication Services	1.8
Internet Software & Services	1.8
Commercial Services & Supplies	1.7
Trading Companies & Distributors	1.7
Auto Components	1.6
Machinery	1.6
Communications Equipment	1.4
Food Products	1.4
Life Sciences Tools & Services	1.2
Airlines	1.0
Metals & Mining	1.0
Road & Rail	1.0
Electric Utilities	0.9
Real Estate Management & Development	0.9
Textiles, Apparel & Luxury Goods	0.9
Building Products	0.8
Diversified Financial Services	0.8
Independent Power and Renewable Electricity Producers	0.8
Personal Products	0.8
Specialty Retail	0.8
Technology Hardware, Storage & Peripherals	0.8
Multi-Utilities	0.7
Consumer Finance	0.6
Household Products	0.6
Paper & Forest Products	0.6
Semiconductors & Semiconductor Equipment	0.6
Wireless Telecommunication Services	0.6
Household Durables	0.5
Multiline Retail	0.5
Beverages	0.4
Containers & Packaging	0.4
Real Estate Investment Trusts (REITs)	0.4
Electrical Equipment	0.3
Construction Materials	0.2
Gas Utilities	0.2
Internet & Catalog Retail	0.2
Diversified Consumer Services	0.1
Health Care Technology	0.1
Marine	0.1
Tobacco	0.1

102.4
Liabilities in excess of other assets	(2.4)

100.0%

Government Income Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.1%
ASSET-BACKED SECURITIES — 1.5%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	474		$503,074
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	161		169,623
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	924		973,397
Federal National Mortgage Assoc., REMICS, Series 2002-18, Class PC	5.500%		04/25/17	—	(a)	145
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	189		199,188
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.774	%(b)	10/25/28	62		60,768
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.445	%(b)	02/25/34	248		252,292

						2,158,487

Non-Residential Mortgage-Backed Securities — 0.9%
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500		1,709,271
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	458		477,076
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	300		313,860
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	136		142,450
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	364		385,697

						3,028,354

TOTAL ASSET-BACKED SECURITIES (cost $4,805,460)						5,186,841

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	1,567		1,596,877
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,984		2,128,125
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,234		1,253,361
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000		928,677
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.466	%(b)	02/15/39	200		214,727
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%		02/25/22	200		195,303
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%		05/25/22	1,850		1,752,194
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(b)	12/25/23	2,650		2,699,399
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250		281,896
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	4,825		5,262,763
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100		1,204,750
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333%		10/25/20	3,600		3,960,612
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class A2(c)	2.968%		10/25/21	2,800		2,824,881
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.472	%(b)	05/25/22	9,375		862,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.511	%(b)	06/25/22	9,930		953,608

FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	1,919,444
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	3,600	3,452,972
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	3,600	3,649,662
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(b)	07/25/23	3,600	3,562,017
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	3,200	3,289,382
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.802	%(b)	10/25/23	28,106	1,665,939
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.741	%(b)	08/25/16	4,071	111,095
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.782	%(b)	05/25/19	8,429	649,402
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.710	%(b)	07/25/19	7,961	601,649
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.815	%(b)	06/15/49	1,000	1,021,341
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,000	2,153,256
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	383	383,464
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.268	%(b)	09/15/42	800	844,197
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	2,600	2,695,420
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,300	1,236,622
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(b)	01/15/45	1,500	1,611,678
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.722	%(b)	05/15/43	2,000	2,179,576
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(b)	07/15/45	2,505	2,693,698

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $60,842,496)					59,840,260

CORPORATE BONDS — 1.8%
Asian Development Bank, Sr. Unsec’d. Notes, GMTN	1.750%		09/11/18	3,705	3,722,969
Canada Government International Bond, Sr. Unsec’d. Notes(c)	1.625%		02/27/19	550	546,369
KFW, Gtd. Notes	1.875%		04/01/19	1,730	1,728,928

TOTAL CORPORATE BONDS (cost $5,958,215)					5,998,266

MUNICIPAL BONDS — 1.7%
New York — 0.9%
New York City Transitional Finance Authority, Series A1, Sub-Future Tax Secured Revenue	5.000%		11/01/42	620	666,884
New York City Water & Sewer System, Series EE, Revenue Bonds	5.000%		06/15/47	1,600	1,690,528
Utility Debt Securitization Authority, Restructuring Bonds, Series TE	5.000%		12/15/41	650	712,231

					3,069,643

Ohio — 0.3%
Ohio State Turnpike Commission, Series A-1, Revenue Bonds	5.000%		02/15/48	825	861,283

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission, Series C, Revenue Bonds	5.000%		12/01/43	1,055	$1,109,438

Utah — 0.2%
State of Utah, BABs, Series D	4.554%		07/01/24	630	697,045

TOTAL MUNICIPAL BONDS (cost $5,464,667)					5,737,409

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.5%
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	1,380	1,348,424
Federal Home Loan Mortgage Corp.(c)	1.750%		05/30/19	980	971,152
Federal Home Loan Mortgage Corp.	2.354	%(b)	05/01/34	475	507,070
Federal Home Loan Mortgage Corp.(d)	3.000%		TBA	5,500	5,300,840
Federal Home Loan Mortgage Corp.(d)	3.500%		TBA	1,000	1,046,094
Federal Home Loan Mortgage Corp.(d)	4.000%		TBA	4,500	4,652,051
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	2,089	2,188,852
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	4,150	4,425,719
Federal Home Loan Mortgage Corp.	5.000%		06/01/33-05/01/34	2,045	2,236,868
Federal Home Loan Mortgage Corp.	5.500%		05/01/37-05/01/38	1,379	1,513,871
Federal Home Loan Mortgage Corp.	6.000%		09/01/34-08/01/39	948	1,052,831
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	111	124,928
Federal National Mortgage Assoc.	0.875%		05/21/18	580	564,308
Federal National Mortgage Assoc.(c)	1.875%		02/19/19	1,800	1,805,695
Federal National Mortgage Assoc.	2.166	%(b)	07/01/33	1,437	1,522,626
Federal National Mortgage Assoc.	2.226	%(b)	06/01/34	326	345,336
Federal National Mortgage Assoc.	2.248	%(b)	04/01/34	196	207,740
Federal National Mortgage Assoc.	2.262	%(b)	04/01/34	344	364,472
Federal National Mortgage Assoc.	2.392	%(b)	08/01/33	863	909,703
Federal National Mortgage Assoc.(d)	2.500%		TBA	4,000	3,986,250
Federal National Mortgage Assoc.(d)	3.000%		TBA	4,000	4,097,500
Federal National Mortgage Assoc.(d)	3.000%		TBA	13,000	12,547,031
Federal National Mortgage Assoc.(d)	3.500%		TBA	13,500	13,533,750
Federal National Mortgage Assoc.(d)	3.500%		TBA	1,500	1,568,672
Federal National Mortgage Assoc.	3.500%		06/01/39	613	616,841
Federal National Mortgage Assoc.(d)	4.000%		TBA	18,000	18,644,062
Federal National Mortgage Assoc.(d)	4.500%		TBA	4,000	4,252,500
Federal National Mortgage Assoc.	4.500%		05/01/40	4,845	5,188,887
Federal National Mortgage Assoc.(d)	5.000%		TBA	2,000	2,175,156
Federal National Mortgage Assoc.	5.000%		07/01/18-05/01/36	3,575	3,873,409
Federal National Mortgage Assoc.	5.500%		01/01/17-11/01/35	8,305	9,217,319
Federal National Mortgage Assoc.	6.000%		11/01/14-05/01/38	1,748	1,954,359
Federal National Mortgage Assoc.	6.500%		01/01/15-10/01/37	1,850	2,098,074
Federal National Mortgage Assoc.	7.000%		12/01/31-01/01/36	310	340,613
Federal National Mortgage Assoc.	8.000%		03/01/22-02/01/26	15	14,610
Federal National Mortgage Assoc.	9.000%		02/01/25-04/01/25	39	44,118
Financing Corp. Strips Principal, Series 4-P	1.398	%(e)	10/06/17	2,700	2,559,549
Financing Corp. Strips Principal, Series D-P	2.224	%(e)	09/26/19	1,370	1,202,154
Government National Mortgage Assoc.(d)	3.000%		TBA	3,000	2,949,844
Government National Mortgage Assoc.(d)	3.500%		TBA	3,500	3,570,547
Government National Mortgage Assoc.(d)	3.500%		TBA	5,000	5,102,344
Government National Mortgage Assoc.	4.000%		06/15/40	718	754,795
Government National Mortgage Assoc.(d)	4.500%		TBA	500	538,984
Government National Mortgage Assoc.(d)	4.500%		TBA	2,000	2,150,000
Government National Mortgage Assoc.(d)	4.500%		TBA	1,000	1,075,156
Government National Mortgage Assoc.	4.500%		02/20/41	1,839	1,987,757
Government National Mortgage Assoc.	5.000%		07/15/33-04/15/34	1,001	1,104,372

Government National Mortgage Assoc.	5.500%		03/15/34-03/15/36	868	969,868
Government National Mortgage Assoc.	6.500%		07/15/32-08/15/32	272	313,969
Government National Mortgage Assoc.	7.000%		03/15/23-08/15/28	603	670,333
Government National Mortgage Assoc.	7.500%		12/15/25-02/15/26	105	117,405
Government National Mortgage Assoc.	8.500%		09/15/24-04/15/25	184	210,105
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	835	833,717

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $138,554,594)					141,352,630

U.S. TREASURY OBLIGATIONS — 35.1%
U.S. Treasury Bonds	3.750%		11/15/43	415	429,654
U.S. Treasury Notes(f)	0.625%		04/30/18	15,592	15,103,534
U.S. Treasury Notes	1.000%		09/30/19	6,685	6,365,377
U.S. Treasury Notes	1.500%		12/31/18	33,190	32,941,075
U.S. Treasury Notes(c)	1.500%		01/31/19-02/28/19	8,400	8,321,463
U.S. Treasury Notes	2.000%		11/30/20-02/28/21	3,965	3,893,613
U.S. Treasury Notes	2.125%		01/31/21	12,535	12,412,583
U.S. Treasury Notes	2.250%		03/31/21	6,000	5,977,500
U.S. Treasury Notes	2.750%		02/15/24	170	170,372
U.S. Treasury Notes	4.500%		05/15/17	10,025	11,110,517
U.S. Treasury Strips Coupon	1.979	%(e)	05/15/22	8,820	7,118,754
U.S. Treasury Strips Coupon	2.171	%(e)	02/15/22	2,280	1,858,328
U.S. Treasury Strips Coupon(g)	2.695	%(e)	08/15/21	3,370	2,804,504
U.S. Treasury Strips Coupon	7.476	%(e)	02/15/42	5,000	1,764,550
U.S. Treasury Strips Principal	3.500	%(e)	02/15/18	5,415	5,861,315
U.S. Treasury Strips Principal(c)	6.938	%(e)	02/15/44	11,080	3,615,415

TOTAL U.S. TREASURY OBLIGATIONS (cost $120,434,697)					119,748,554

TOTAL LONG-TERM INVESTMENTS (cost $336,060,129)					337,863,960

				Shares
SHORT-TERM INVESTMENTS — 30.7%
AFFILIATED MUTUAL FUNDS — 30.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $54,746,636)(h)				5,560,219	51,932,450
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $52,494,893; includes $15,376,031 of cash collateral for securities on loan)(h)(i)				52,494,893	52,494,893

TOTAL AFFILIATED MUTUAL FUNDS (cost $107,241,529)					104,427,343

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) — 0.1%
Call Options
5 Year U.S. Treasury Notes Futures, Strike Price $118.25, expiring 05/23/14		9,900	103,640
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	23,230	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citibank Global Markets	28,475	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citibank Global Markets	28,475	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citibank Global Markets	4,540	120,156
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citibank Global Markets	2,720	71,988
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citibank Global Markets	4,540	119,806

TOTAL OPTIONS PURCHASED (cost $521,080)			415,590

TOTAL SHORT-TERM INVESTMENTS (cost $107,762,609)			104,842,933

TOTAL INVESTMENTS — 129.8% (cost $443,822,738)			442,706,893
Liabilities in excess of other assets(k) — (29.8)%			(101,753,749)

NET ASSETS — 100.0%			$340,953,144

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
I/O	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit Security
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Less than $500 par.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,044,242; cash collateral of $15,376,031 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	All or a partial principal amount of $86,000,000 represents a to-be announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The amount represent fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2014.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
480	5 Year U.S. Treasury Notes	Jun. 2014	$57,084,812	$57,097,500	$12,688
195	10 Year U.S. Treasury Notes	Jun. 2014	24,098,542	24,082,500	(16,042)

					(3,354)

	Short Positions:
46	2 Year U.S. Treasury Notes	Jun. 2014	10,107,888	10,099,875	8,013
127	U.S. Long Bond	Jun. 2014	16,887,507	16,918,781	(31,274)
4	U.S. Ultra Bond	Jun. 2014	574,817	577,875	(3,058)

					(26,319)

					$(29,673)

(1)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
1,360	11/30/16	0.945%	3 month LIBOR(1)	$(7,497)	$—	$(7,497)	Citigroup Global Markets
4,700	02/15/19	1.656%	3 month LIBOR(1)	17,791	—	17,791	Citigroup Global Markets
4,700	02/15/19	1.794%	3 month LIBOR(2)	13,716	—	13,716	JPMorgan Chase
4,575	01/28/23	1.895%	3 month LIBOR(1)	281,397	—	281,397	Morgan Stanley

				$305,407	$—	$305,407

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(2)	$150	$(10)	$(160)
100	02/21/16	0.429%	3 month LIBOR(1)	150	152	2
34,570	08/31/18	1.625%	3 month LIBOR(2)	(38,455)	86,489	124,944
28,550	02/15/21	2.375%	3 month LIBOR(2)	77,786	74,404	(3,382)
5,100	01/13/22	2.351%	3 month LIBOR(1)	180	61,849	61,669
1,585	01/13/22	2.457%	3 month LIBOR(1)	160	6,945	6,785
4,850	01/13/22	2.480%	3 month LIBOR(1)	179	13,121	12,942
1,410	01/22/22	2.785%	3 month LIBOR(2)	159	(27,054)	(27,213)
1,710	01/22/22	3.467%	3 month LIBOR(1)	160	6,940	6,780
12,550	08/05/23	4.210%	3 month LIBOR(1)	—	148,596	148,596
6,070	10/28/23	4.029%	3 month LIBOR(1)	177	13,901	13,724
8,720	12/20/23	2.932%	3 month LIBOR(1)	220	(94,867)	(95,087)

				$40,866	$290,466	$249,600

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of March 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Mortgage Obligations	$—	$2,158,487	$—
Non-Residential Mortgage-Backed Securities	—	3,028,354	—
Commercial Mortgage-Backed Securities	—	59,840,260	—
Corporate Bonds	—	5,998,266	—
Municipal Bonds	—	5,737,409	—
U.S. Government Agency Obligations	—	141,352,630	—
U.S. Treasury Obligations	—	119,748,554	—
Affiliated Mutual Funds	104,427,343	—	—
Options Purchased	103,640	311,950	—
Other Financial Instruments*
Futures Contracts	(29,673)	—	—
Interest Rate Swap Agreements	—	555,007	—

Total	$104,501,310	$338,730,917	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.6%
ASSET-BACKED SECURITIES — 0.5%
Collateralized Loan Obligations — 0.4%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	0.471	%(a)	07/15/21	478	$466,204
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.486	%(a)	08/17/22	13,000	13,102,702

					13,568,906

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc./Asset-Backed Pass-Through Certificate, Series 2003-W8, Class M1	1.204	%(a)	12/25/33	109	104,575
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	4.297	%(a)	01/25/37	540	255,339
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	5.726%		10/25/36	368	223,417
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-9XS, Class 2A1	0.454	%(a)	06/25/35	292	250,782

					834,113

TOTAL ASSET-BACKED SECURITIES (cost $12,706,578)					14,403,019

BANK LOANS(a) — 1.3%
Capital Goods — 0.3%
CPM Acquisition Corp.	10.250%		03/01/18	7,750	7,846,875
Polymer Group, Inc.	5.250%		12/19/19	2,993	3,005,592

					10,852,467

Energy - Other — 0.1%
Fieldwood Energy LLC	8.125%		09/30/20	3,000	3,115,179

Gaming — 0.4%
Caesars Entertainment Operating Co.	9.500%		10/31/16	5,146	5,126,239
CCM Merger, Inc.	5.000%		03/01/17	4,436	4,446,826
Golden Nugget, Inc.	5.500%		11/21/19	1,496	1,528,046
Yonkers Racing Corp.	8.750%		08/20/20	2,500	2,475,000

					13,576,111

Healthcare & Pharmaceutical
Radnet Mgmt Inc.	8.000%		03/31/21	1,000	995,000

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,774,063

Media & Entertainment — 0.1%
Clear Channel Communications, Inc.	3.887%		01/29/16	4,000	3,945,000

Technology — 0.3%
Kronos, Inc.	9.750%		04/30/20	7,956	8,221,403

TOTAL BANK LOANS (cost $41,529,094)					42,479,223

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.536	%(a)	10/25/35	100	81,726
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.364	%(a)	10/25/46	43	27,674
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.049	%(a)	11/25/46	369	199,366

American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	1.831	%(a)	09/25/45	22	20,222
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.554	%(a)	05/25/35	46	36,440
Banc of America Funding Trust, Series 2006-B, Class 2A1	2.632	%(a)	03/20/36	134	115,201
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.654	%(a)	10/25/35	66	65,712
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	2.895	%(a)	09/25/37	82	68,081
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	5.263	%(a)	10/25/35	34	27,556
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.668	%(a)	02/25/37	38	33,530
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.367	%(a)	07/20/46	35	20,782
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.344	%(a)	09/25/46	48	37,590
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	0.474	%(a)	03/25/35	109	96,013
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	6.000%		05/25/36	72	61,601
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	0.396	%(a)	03/19/36	326	236,671
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.336	%(a)	07/19/46	48	33,834
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.406	%(a)	09/19/46	92	11,837
IndyMac Indx Mortgage Loan Trust, Series 2006-AR12, Class A1	0.344	%(a)	09/25/46	38	32,073
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	35	30,983
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.364	%(a)	04/25/46	26	19,348
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.500%		02/25/36	210	161,597
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.484	%(a)	03/25/37	168	62,819
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	70	63,164
Structured Asset Mortgage Investments Trust, Series 2006-AR6, Class 2A1	0.344	%(a)	07/25/46	50	40,180
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.504	%(a)	04/25/36	116	40,826
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.324	%(a)	02/25/37	34	28,623
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.451	%(a)	02/25/37	43	37,734
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	0.889	%(a)	04/25/47	46	41,480

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,554,428)					1,732,663

CORPORATE BONDS — 92.7%
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc., Gtd. Notes(b)	6.875%		09/15/20	2,375	2,582,813
Alliant Techsystems, Inc., Sr. Unsec’d. Notes, 144A	5.250%		10/01/21	1,300	1,335,750
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	3,400	3,497,750
Bombardier, Inc. (Canada), Sr. Notes, 144A(b)	6.125%		01/15/23	7,800	7,878,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	5.750%		03/15/22	3,275	3,307,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $2,736,525; purchased 06/11/12-12/16/13)(b)(c)	7.750%		03/15/20	2,476	2,773,120
Esterline Technologies Corp., Gtd. Notes	7.000%		08/01/20	5,400	5,845,500

Sequa Corp., Gtd. Notes, 144A (original cost $8,703,219; purchased 12/10/12-12/17/13)(c)(d)	7.000%		12/15/17	8,659	8,767,237
Spirit Aerosystems, Inc., Gtd. Notes, 144A	5.250%		03/15/22	1,665	1,673,325
TransDigm, Inc., Gtd. Notes(b)	7.500%		07/15/21	5,245	5,808,838
TransDigm, Inc., Gtd. Notes	7.750%		12/15/18	7,300	7,829,250

					51,299,333

Automotive — 2.8%
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.250%		03/15/21	5,575	5,937,375
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.625%		10/15/22	5,000	5,418,750
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(b)	8.000%		06/15/19	6,300	6,898,500
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(b)	8.250%		06/15/21	9,200	10,407,500
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes, 144A	8.000%		06/15/19	9,400	10,293,000
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes, 144A	8.250%		06/15/21	3,800	4,298,750
Dana Holding Corp., Sr. Unsec’d. Notes(b)	5.375%		09/15/21	4,050	4,212,000
Dana Holding Corp., Sr. Unsec’d. Notes(b)	6.750%		02/15/21	7,059	7,676,662
Delphi Corp., Gtd. Notes	5.000%		02/15/23	1,480	1,568,800
General Motors Co., Sr. Unsec’d. Notes, 144A(b)	4.875%		10/02/23	6,250	6,406,250
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%		10/02/18	2,000	2,037,500
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	1,150	1,160,063
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	677,625
Lear Corp., Gtd. Notes	8.125%		03/15/20	6,057	6,617,272
Lear Corp., Gtd. Notes, 144A(b)	4.750%		01/15/23	775	755,625
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	2,050	2,055,125
Meritor, Inc., Gtd. Notes(b)	6.750%		06/15/21	4,225	4,467,938
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A(b)	4.750%		05/15/21	4,125	4,217,813
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.875%		10/01/20	5,350	5,671,000

					90,777,548

Banking — 0.6%
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17	1,350	1,464,750
Ally Financial, Inc., Gtd. Notes(b)	8.000%		03/15/20	8,480	10,218,400
Bank of America Corp., Jr. Sub. Notes(b)	5.200	%(a)	12/31/49	2,925	2,749,500
Bank of America Corp., Series K, Jr. Sub. Notes(b)	8.000	%(a)	12/29/49	730	826,725
Citigroup, Inc., Jr. Sub. Notes	5.350	%(a)	12/31/49	2,875	2,666,563
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	453,177
JPMorgan Chase & Co., Jr. Sub. Notes(b)	5.150	%(a)	12/31/49	2,925	2,742,187

					21,121,302

Brokerage
KKR Group Finance Co., Gtd. Notes, 144A	6.375%		09/29/20	1,000	1,154,210

Building Materials & Construction — 3.4%
Beazer Homes USA, Inc., Gtd. Notes(b)	7.250%		02/01/23	1,425	1,489,125
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	6,125	6,584,375
Beazer Homes USA, Inc., Gtd. Notes	9.125%		06/15/18	5,600	5,922,000
Beazer Homes USA, Inc., Gtd. Notes	9.125%		05/15/19	5,000	5,387,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	5,725	5,911,062
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,215,000; purchased 04/19/13)(b)(c)(d)	6.750%		05/01/21	2,000	2,170,000
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(c)(d)	6.875%		08/15/18	1,500	1,575,000

Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10 - 04/27/11)(c)(d)	7.000%	02/15/20	5,825	6,247,312
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20	2,000	2,195,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	5,975	7,013,156
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000%	01/11/18	1,625	1,767,188
D.R. Horton, Inc., Gtd. Notes(b)	4.750%	02/15/23	8,825	8,780,875
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	900	982,125
HD Supply, Inc., Gtd. Notes(b)	7.500%	07/15/20	6,025	6,574,781
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	10/15/20	8,300	9,005,500
KB Home, Gtd. Notes(b)	7.000%	12/15/21	2,725	2,932,781
KB Home, Gtd. Notes(b)	7.500%	09/15/22	5,425	5,940,375
Masco Corp., Sr. Unsec’d. Notes(b)	5.950%	03/15/22	1,675	1,817,375
Standard Pacific Corp., Gtd. Notes(b)	6.250%	12/15/21	800	852,000
Standard Pacific Corp., Gtd. Notes(b)	8.375%	05/15/18	925	1,093,813
Standard Pacific Corp., Gtd. Notes(b)	8.375%	01/15/21	525	620,813
Standard Pacific Corp., Gtd. Notes(b)	10.750%	09/15/16	3,875	4,650,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(b)	5.625%	03/01/24	2,150	2,123,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	7,654	8,438,535
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	825	845,625
WCI Communities, Inc., Gtd. Notes, 144A	6.875%	08/15/21	8,570	8,891,375

				109,810,816

Cable — 4.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	1,375	1,570,938
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	11,725	13,923,437
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.125%	02/15/23	2,248	2,163,700
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	639,763
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.250%	09/30/22	2,200	2,172,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	09/01/23	7,625	7,567,812
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	01/15/24	12,950	12,852,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,600	1,752,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	8,505	8,419,950
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	5,375	5,616,875
Columbus International, Inc. (Barbados), Gtd. Notes, 144A (original cost $7,000,000; purchased 03/24/14)(c)(d)	7.375%	03/30/21	7,000	7,201,250
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	6.750%	11/15/21	7,400	8,269,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	981,750
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	2,100	2,115,750
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	3,275	3,496,063
DISH DBS Corp., Gtd. Notes(b)	6.750%	06/01/21	825	924,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes, 144A	5.500%	04/15/21	7,500	7,537,500
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A(b)	8.875%	12/01/18	5,995	6,527,056
ONO Finance II PLC (Spain), Gtd. Notes, 144A	10.875%	07/15/19	1,625	1,811,875
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	11,408	11,436,520

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	7.750%		03/15/16	850	852,125
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	9.875%		04/15/18	2,240	2,360,400
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21	3,600	3,969,000
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(b)	6.875%		01/15/22	5,325	5,804,250
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	3,825	3,834,562
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(b)	5.375%		04/15/21	4,000	4,130,000
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A(b)	6.875%		01/15/24	5,200	5,408,000

					133,339,451

Capital Goods — 5.6%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%		10/01/20	3,675	3,996,562
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(b)	7.875%		01/31/18	1,425	1,514,063
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	8,925	9,705,937
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	4,025	4,075,312
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $3,384,750; purchased 01/16/14-02/12/14)(c)(d)	7.000%		02/01/19	3,300	3,489,750
Case New Holland, Inc., Gtd. Notes	7.875%		12/01/17	4,150	4,865,875
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	6,850	7,055,500
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,385,438; purchased 04/08/13)(c)(d)	8.750%		12/15/19	4,975	5,497,375
CPG Merger Sub LLC, Gtd. Notes, 144A	8.000%		10/01/21	475	510,625
Dycom Investments, Inc., Gtd. Notes	7.125%		01/15/21	5,225	5,636,469
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,945,000; purchased 07/22/13-07/24/13)(b)(c)(d)	6.875%		08/15/21	2,945	3,033,350
General Cable Corp., Gtd. Notes, 144A(b)	6.500	%(a)	10/01/22	3,225	3,273,375
Griffon Corp., Gtd. Notes, 144A	5.250%		03/01/22	11,700	11,583,000
H&E Equipment Services, Inc., Gtd. Notes	7.000%		09/01/22	8,820	9,702,000
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17	6,250	6,812,500
Jurassic Holdings III, Inc., Sec’d. Notes, 144A(b)	6.875%		02/15/21	4,575	4,712,250
Laureate Education, Inc., Gtd. Notes, 144A	9.250%		09/01/19	12,425	13,232,625
Manitowoc Co., Inc. (The), Gtd. Notes(b)	5.875%		10/15/22	2,550	2,715,750
Modular Space Corp., Sec’d. Notes, 144A	10.250%		01/31/19	3,050	3,172,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $4,001,250; purchased 04/12/13-07/02/13)(b)(c)(d)	7.875%		05/01/18	4,025	4,306,750
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%		12/15/19	3,600	3,789,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	1,450	1,544,250
SPX Corp., Gtd. Notes(b)	6.875%		09/01/17	4,925	5,589,875
Terex Corp., Gtd. Notes(b)	6.000%		05/15/21	8,889	9,511,230
Terex Corp., Gtd. Notes(b)	6.500%		04/01/20	2,175	2,365,313
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,045,000; purchased 10/10/13)(c)(d)	7.500%		02/15/19	3,000	3,180,000
United Rentals North America, Inc., Gtd. Notes	5.750%		11/15/24	4,000	4,030,000
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	2,625	2,897,344
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	12,640	14,172,600
United Rentals North America, Inc., Gtd. Notes(b)	8.375%		09/15/20	2,750	3,045,625
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%		02/01/21	8,350	9,341,562
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%		02/01/19	2,000	2,110,000
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17	10,800	11,124,000

					181,591,867

Chemicals — 3.9%
Axiall Corp., Gtd. Notes, 144A(b)	4.875%		05/15/23	2,175	2,134,219
Celanese US Holdings LLC, Gtd. Notes(b)	4.625%		11/15/22	3,225	3,176,625
Chemtura Corp., Gtd. Notes(b)	5.750%		07/15/21	6,300	6,536,250
Eagle Spinco, Inc., Gtd. Notes, 144A(b)	4.625%		02/15/21	2,625	2,595,469
Hexion US Finance Corp., Sr. Sec’d. Notes(b)	6.625%		04/15/20	9,385	9,713,475
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(b)	8.875%		02/01/18	2,875	2,990,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(b)	9.000%		11/15/20	21,120	20,908,800
Huntsman International LLC, Gtd. Notes(b)	8.625%		03/15/20	1,650	1,810,875
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $5,292,750; purchased 02/11/14)(c)(d)	5.875%		02/15/19	5,275	5,387,094
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	6,142	6,587,295
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(b)	5.250%		08/01/23	4,354	4,658,780
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	9.625%		06/15/18	5,850	6,347,250
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A(b)	9.250%		08/01/19	5,125	5,330,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%		04/01/20	5,850	5,864,625
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21	6,325	6,198,500
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%		10/15/20	2,500	2,581,250
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%		03/31/20	10,305	11,618,887
TPC Group, Inc., Sr. Sec’d. Notes, 144A(b)	8.750%		12/15/20	9,270	10,162,237
Tronox Finance LLC, Gtd. Notes(b)	6.375%		08/15/20	6,481	6,659,227
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375%		05/01/21	4,225	4,594,688

					125,855,546

Consumer — 1.6%
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A	8.500%		12/01/21	5,325	5,644,500
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	6.875%		06/15/19	3,100	3,309,250
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(b)	4.625%		05/15/21	4,405	4,283,862
Live Nation Entertainment, Inc., Gtd. Notes, 144A	7.000%		09/01/20	3,425	3,746,094
PVH Corp., Sr. Unsec’d. Notes(b)	4.500%		12/15/22	2,950	2,913,125
Service Corp. International, Sr. Unsec’d. Notes	4.500%		11/15/20	2,325	2,266,875
Service Corp. International, Sr. Unsec’d. Notes	7.000	%(a)	06/15/17	4,143	4,642,231
Service Corp. International, Sr. Unsec’d. Notes	7.000%		05/15/19	6,855	7,257,731
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375%		01/15/22	925	936,563
Spectrum Brands Escrow Corp., Gtd. Notes	6.375%		11/15/20	3,000	3,247,500
Stewart Enterprises, Inc., Gtd. Notes(b)	6.500%		04/15/19	4,065	4,272,315
Sun Products Corp./The, Sr. Unsec’d. Notes, 144A(b)	7.750%		03/15/21	8,145	6,923,250
Visant Corp., Gtd. Notes	10.000%		10/01/17	1,939	1,931,729

					51,375,025

Electric — 4.7%
AES Corp. (The), Sr. Unsec’d. Notes	4.875%		05/15/23	2,175	2,077,125
AES Corp. (The), Sr. Unsec’d. Notes(b)	5.500%		03/15/24	2,400	2,382,000
AES Corp. (The), Sr. Unsec’d. Notes(b)	7.375%		07/01/21	9,275	10,573,500
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17	1,100	1,302,125
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000%		06/01/20	3,625	4,277,500
Calpine Corp., Sr. Sec’d. Notes, 144A(b)	6.000%		01/15/22	2,100	2,205,000
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%		02/15/21	13,631	14,891,867

Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	3,890	4,356,800
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		03/01/24	3,600	3,656,830
Covanta Holding Corp., Sr. Unsec’d. Notes	6.375%		10/01/22	2,450	2,603,125
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	3,055	3,337,588
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	2,075	2,241,000
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	9,600	9,912,000
Dynegy, Inc., Gtd. Notes, 144A	5.875%		06/01/23	11,525	11,323,312
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes	11.000%		10/01/21	4,500	5,051,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A(b)	12.250	%(a)	03/01/22	10,425	12,301,500
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%		10/01/21	1,000	955,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%		10/15/18	2,500	2,556,250
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.875%		10/15/20	1,000	1,020,000
GenOn REMA LLC, Pass-Through Certificates Ser. B(d)	9.237%		07/02/17	2,284	2,295,880
GenOn REMA LLC, Pass-Through Certificates Ser. C	9.681%		07/02/26	5,310	5,310,000
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,831,009; purchased 06/07/13)(c)(d)	7.000%		06/30/23	3,900	4,095,000
Mirant Corp., Bonds, 144A(d)	7.400	%(e)	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Series B, Pass-Through Certificates	9.125%		06/30/17	7,083	7,578,613
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	12,120	13,604,700
NRG Energy, Inc., Gtd. Notes	7.625%		05/15/19	679	708,706
NRG Energy, Inc., Gtd. Notes(b)	7.875%		05/15/21	4,240	4,664,000
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	7,175	7,874,563
NRG Energy, Inc., Gtd. Notes, 144A(b)	6.250%		07/15/22	9,018	9,288,540

					152,445,599

Energy - Integrated — 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	5,000	5,187,500

Energy - Other — 8.0%
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	7.375%		04/15/21	6,775	7,215,375
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%		04/15/21	6,975	7,445,812
Bristow Group, Inc., Gtd. Notes(b)	6.250%		10/15/22	4,375	4,637,500
CGG SA (France), Gtd. Notes	6.500%		06/01/21	2,125	2,156,875
CGG SA (France), Gtd. Notes(b)	7.750%		05/15/17	2,150	2,182,250
CITIC Resources Finance 2007 Ltd. (China), Gtd. Notes, 144A	6.750%		05/15/14	25	25,063
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	6,775	7,046,000
Denbury Resources, Inc., Gtd. Notes(b)	4.625%		07/15/23	6,450	5,998,500
Denbury Resources, Inc., Gtd. Notes	6.375%		08/15/21	2,565	2,738,138
Denbury Resources, Inc., Gtd. Notes	8.250%		02/15/20	2,968	3,227,700
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(b)	9.375%		05/01/20	5,926	6,851,937
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes(b)	6.875%		05/01/19	1,800	1,944,000
Harvest Operations Corp. (South Korea), Gtd. Notes	6.875%		10/01/17	10,150	10,962,000
Hercules Offshore, Inc., Gtd. Notes, 144A(b)	7.500%		10/01/21	3,375	3,408,750
Hercules Offshore, Inc., Gtd. Notes, 144A	8.750%		07/15/21	2,300	2,495,500
Hercules Offshore, Inc., Gtd. Notes, 144A	10.250%		04/01/19	3,500	3,937,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $2,707,250; purchased 03/19/13)(c)(d)	7.625%		04/15/21	2,450	2,682,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $1,653,750; purchased 03/15/13)(c)(d)	8.000%		02/15/20	1,500	1,623,750
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%		04/01/20	5,725	5,982,625

Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes, 144A	6.750%		04/01/22	3,600	3,667,500
Laredo Petroleum, Inc., Gtd. Notes, 144A	5.625%		01/15/22	2,251	2,279,138
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%		03/15/21	5,395	5,678,237
MEG Energy Corp. (Canada), Gtd. Notes, 144A(b)	7.000%		03/31/24	7,300	7,719,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes(b)	9.250%		06/01/21	8,675	9,065,375
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%		07/01/24	3,625	3,760,938
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%		01/30/22	1,875	1,992,188
Oasis Petroleum, Inc., Gtd. Notes, 144A(b)	6.875%		03/15/22	5,375	5,818,437
Ocean Rig Udw, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(b)	7.250%		04/01/19	4,600	4,594,250
Offshore Group Investment Ltd., Sr. Sec’d. Notes(b)	7.125%		04/01/23	3,600	3,663,000
Offshore Group Investment Ltd., Sr. Sec’d. Notes(b)	7.500%		11/01/19	2,025	2,156,625
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,975	2,103,375
Parker Drilling Co., Gtd. Notes, 144A	6.750%		07/15/22	2,070	2,132,100
Petrohawk Energy Corp., Gtd. Notes	7.250%		08/15/18	800	848,800
Phi, Inc., Gtd. Notes, 144A	5.250%		03/15/19	3,525	3,560,250
Pioneer Energyvices Corp., Gtd. Notes, 144A	6.125%		03/15/22	2,400	2,442,000
Plains Exploration & Production Co., Gtd. Notes	6.625%		05/01/21	1,000	1,095,000
Plains Exploration & Production Co., Gtd. Notes	6.750%		02/01/22	600	663,000
Precision Drilling Corp. (Canada), Gtd. Notes(b)	6.500%		12/15/21	2,075	2,220,250
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,500	2,675,000
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.250%		05/01/23	7,475	7,437,625
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%		10/01/22	1,300	1,306,500
Range Resources Corp., Gtd. Notes(b)	5.000%		08/15/22	2,250	2,295,000
Range Resources Corp., Gtd. Notes	5.000%		03/15/23	2,567	2,599,088
Range Resources Corp., Gtd. Notes(b)	5.750%		06/01/21	2,925	3,133,406
Range Resources Corp., Gtd. Notes	6.750%		08/01/20	700	756,000
Range Resources Corp., Gtd. Notes(b)	8.000%		05/15/19	1,623	1,698,064
Samson Investment Co., Gtd. Notes, 144A(b)	10.750	%(a)	02/15/20	13,525	14,742,250
Sanchez Energy Corp., Gtd. Notes, 144A	7.750%		06/15/21	5,525	5,897,937
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A(b)	6.125%		09/15/20	10,425	10,685,625
Seitel, Inc., Gtd. Notes(b)	9.500%		04/15/19	800	828,000
SESI LLC, Gtd. Notes	6.375%		05/01/19	3,050	3,248,250
SESI LLC, Gtd. Notes	7.125%		12/15/21	1,900	2,118,500
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	6,900	7,003,500
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%		12/15/18	2,125	2,231,250
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	4,825	4,993,875
Whiting Petroleum Corp., Gtd. Notes(b)	5.000%		03/15/19	5,075	5,366,812
Whiting Petroleum Corp., Gtd. Notes	5.750%		03/15/21	11,750	12,631,250
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000%		01/15/22	17,503	17,940,575

					257,610,745

Foods — 4.2%
ARAMARK Corp., Gtd. Notes	5.750%		03/15/20	2,785	2,941,656
B&G Foods, Inc., Gtd. Notes	4.625%		06/01/21	4,025	3,979,719
Bumble Bee Acquisition Corp. (Luxembourg), Sr. Sec’d. Notes, 144A(b)	9.000%		12/15/17	508	553,720
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A	8.000%		02/15/22	3,700	3,829,500
Constellation Brands, Inc., Gtd. Notes(b)	4.250%		05/01/23	2,600	2,541,500
Cott Beverages, Inc., Gtd. Notes	8.125%		09/01/18	2,605	2,764,556
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A(b)	10.000%		09/01/21	6,650	7,381,500
Darling International, Inc., Gtd. Notes, 144A(b)	5.375%		01/15/22	5,050	5,188,875
Dave & Buster’s, Inc., Gtd. Notes	11.000%		06/01/18	2,450	2,621,500
Del Monte Corp., Gtd. Notes	7.625%		02/15/19	3,084	3,213,143
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A(b)	4.250%		10/15/20	3,450	3,393,938
Ingles Market, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	5,450	5,450,000

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $9,130,750; purchased 09/13/13-10/15/13)(c)	7.250%	06/01/21	9,125	9,695,312
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,017,471; purchased 05/20/11-06/15/11)(c)(d)	7.250%	06/01/21	3,085	3,285,525
Landry’s, Inc., Sr. Notes, 144A (original cost $13,941,375; purchased 04/19/12-07/17/13)(c)(d)	9.375%	05/01/20	13,475	14,839,344
Michael Foods Group, Inc., Gtd. Notes	9.750%	07/15/18	12,360	13,194,300
Post Holdings, Inc., Gtd. Notes	7.375%	02/15/22	7,350	7,901,250
Post Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/01/21	3,375	3,573,281
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(b)	10.250%	12/15/20	2,000	2,130,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	5,750	6,210,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	1,350	1,402,313
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	4,125	4,279,687
Stater Brothers Holdings, Inc., Gtd. Notes	7.375%	11/15/18	1,025	1,081,375
Stater Brothers Holdings, Inc., Gtd. Notes(b)	7.750%	04/15/15	1,750	1,754,375
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes	8.875%	12/15/17	4,531	4,950,117
TreeHouse Foods, Inc., Gtd. Notes(b)	4.875%	03/15/22	3,125	3,144,531
Wok Acquisition Corp., Gtd. Notes, 144A(b)	10.250%	06/30/20	14,800	15,577,000

				136,878,017

Gaming — 5.4%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes(b)	9.000%	05/15/18	9,625	10,298,750
Boyd Gaming Corp., Gtd. Notes(b)	9.000%	07/01/20	4,709	5,209,331
Boyd Gaming Corp., Gtd. Notes(b)	9.125%	12/01/18	7,760	8,411,840
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	10.000%	12/15/18	3,213	1,510,110
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	12.750%	04/15/18	7,451	3,762,755
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	9.000%	02/15/20	2,700	2,423,250
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	11.250%	06/01/17	7,245	6,973,312
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A(b)	8.000%	10/01/20	8,100	8,525,250
CCM Merger, Inc., Gtd. Notes, 144A (original cost $9,406,000; purchased 03/14/12-01/04/13)(b)(c)(d)	9.125%	05/01/19	9,450	10,064,250
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21	1,325	1,351,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.875%	11/01/20	1,975	2,026,844
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%	12/01/21	6,325	6,451,500
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	8,857	9,510,204
Isle of Capri Casinos, Inc., Gtd. Notes(b)	8.875%	06/15/20	2,598	2,822,078
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	5.000%	02/15/21	2,475	2,475,000
MGM Resorts International, Gtd. Notes(b)	6.625%	12/15/21	17,115	18,826,500
MGM Resorts International, Gtd. Notes(b)	6.750%	10/01/20	1,700	1,884,875
MGM Resorts International, Gtd. Notes(b)	7.625%	01/15/17	2,525	2,881,656
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	4,000	4,790,000
MGM Resorts International, Gtd. Notes(b)	10.000%	11/01/16	1,750	2,089,063
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	9,043	10,218,450
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(b)	5.875%	11/01/21	10,525	10,340,812
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.750%	04/01/22	7,200	7,758,000
PNK Finance Corp., Gtd. Notes, 144A(b)	6.375%	08/01/21	7,724	8,032,960
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock Intern, Gtd. Notes, 144A (original cost $3,608,000; purchased 05/08/13-05/09/13)(c)(d)	5.875%	05/15/21	3,600	3,627,000
Station Casinos LLC, Gtd. Notes(b)	7.500%	03/01/21	5,155	5,573,844
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	11,450	11,278,250

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(b)	5.250%	10/15/21	4,850	4,934,875

				174,052,259

Healthcare & Pharmaceutical — 8.5%
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,220	5,085,100
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	6.125%	03/15/21	2,750	2,870,313
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	7,975	8,589,075
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	8,280	8,797,500
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	2,250	2,317,500
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,200	2,230,250
CHS/Community Health Systems, Inc., Gtd. Notes(b)	7.125%	07/15/20	2,750	2,983,750
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	17,405	19,123,744
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(b)	6.875%	02/01/22	9,650	10,084,250
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	01/15/19	3,575	3,682,250
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	11,383	12,663,587
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	6,650	7,705,687
Endo Finance Co., Gtd. Notes, 144A(b)	5.750%	01/15/22	2,450	2,511,250
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A(b)	4.875%	02/15/21	2,825	2,987,438
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21	2,975	3,146,063
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(b)	5.625%	07/31/19	3,350	3,609,625
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d Notes, 144A	5.250%	04/01/22	3,900	3,987,750
HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	6.250%	02/15/21	2,450	2,622,725
HCA, Inc., Gtd. Notes(b)	5.875%	05/01/23	8,400	8,641,500
HCA, Inc., Gtd. Notes	8.000%	10/01/18	17,250	20,441,250
HCA, Inc., Sr. Sec’d. Notes(b)	4.750%	05/01/23	3,600	3,559,500
HCA, Inc., Sr. Sec’d. Notes(b)	5.000%	03/15/24	3,625	3,631,797
HCA, Inc., Sr. Sec’d. Notes	7.875%	02/15/20	900	958,050
HCA, Inc., Sr. Sec’d. Notes	8.500%	04/15/19	2,155	2,254,130
HCA, Inc., Sr. Unsec’d. Notes(b)	6.500%	02/15/16	2,910	3,157,350
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	2,116	2,295,860
HCA, Inc., Sr. Unsec’d. Notes, MTN	9.000%	12/15/14	10,765	11,303,250
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375%	09/01/18	1,625	1,657,500
HealthSouth Corp., Gtd. Notes	7.250%	10/01/18	5,888	6,226,560
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,788	1,957,860
Kindred Healthcare, Inc., Gtd. Notes(b)	8.250%	06/01/19	2,755	2,951,294
Kindred Healthcare, Inc., Gtd. Notes, 144A	6.375%	04/15/22	4,675	4,686,687
LifePoint Hospitals, Inc., Gtd. Notes, 144A(b)	5.500%	12/01/21	2,850	2,956,875
Mallinckrodt International Finance SA, Gtd. Notes, 144A	4.750%	04/15/23	5,175	4,929,187
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,800	6,206,000
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	6.625%	04/01/22	2,050	2,103,813
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	4,950	5,494,500
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	5,950	6,039,250
Select Medical Corp., Gtd. Notes, 144A	6.375%	06/01/21	2,225	2,258,375
STHI Holding Corp., Sec’d. Notes, 144A (original cost $1,225,000; purchased 03/11/11)(c)(d)	8.000%	03/15/18	1,225	1,298,500
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.375%	10/01/21	4,545	4,385,925
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	5,025	4,911,937
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	2,975	2,997,313
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%	11/01/18	1,875	2,068,359
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(b)	6.000%	10/01/20	3,575	3,825,250
Tenet Healthcare Corp., Sr. Unsec’d Notes	6.750%	02/01/20	3,350	3,525,875
Tenet Healthcare Corp., Sr. Unsec’d Notes, 144A(b)	5.000%	03/01/19	4,850	4,843,937

Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	8.125%	04/01/22	12,200	13,633,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	5.625%	12/01/21	1,825	1,916,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	5,500	5,940,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	9,450	10,040,625
Valeant Pharmaceuticals International, Sr. Unsec’d. Notes, 144A(b)	7.500%	07/15/21	2,375	2,671,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.000%	10/01/20	1,975	2,137,938

				272,905,729

Lodging — 0.3%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625%	10/15/21	5,775	6,034,875
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(b)	7.250%	03/15/18	3,700	4,310,500

				10,345,375

Media & Entertainment — 4.5%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	11,734	13,523,435
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	1,775	2,001,313
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	4,000	4,305,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	4,550	4,965,187
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A(b)	5.625%	02/15/24	3,275	3,356,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	2,700	2,733,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%	08/01/18	2,125	2,269,075
Cinemark USA, Inc., Gtd. Notes(b)	5.125%	12/15/22	5,850	5,850,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,970	3,151,913
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	6.500%	11/15/22	2,577	2,754,169
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	7.625%	03/15/20	2,700	2,895,750
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	4,075	4,686,250
Gray Television, Inc., Gtd. Notes(b)	7.500%	10/01/20	7,130	7,736,050
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(b)	7.000%	10/15/20	5,464	4,767,340
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,700	6,184,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(b)	5.500%	08/01/23	13,000	12,740,000
LIN Television Corp., Gtd. Notes(b)	6.375%	01/15/21	2,000	2,120,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A(b)	9.750%	04/01/21	5,200	5,902,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	9.250%	10/15/20	3,700	3,524,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,275,000; purchased 07/30/13)(c)(d)	5.000%	08/01/18	3,275	3,397,813
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,350	4,589,250
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%	04/01/24	3,425	3,450,687
Sinclair Television Group, Inc., Gtd. Notes(b)	5.375%	04/01/21	4,850	4,813,625
Sinclair Television Group, Inc., Sr. Unsec’d. Notes	6.125%	10/01/22	3,900	3,948,750
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125%	06/01/18	12,150	12,954,937
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(b)	6.000%	05/15/17	1,050	1,086,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $2,000,000; purchased 05/16/13)(b)(c)(d)	5.125%	05/15/23	2,000	2,045,000
Vail Resorts, Inc., Gtd. Notes	6.500%	05/01/19	2,000	2,102,500
WMG Acquisition Corp., Gtd. Notes	11.500%	10/01/18	4,770	5,421,105
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	2,825	2,842,656

WMG Acquisition Corp., Sr. Sec’d. Notes, 144A(b)	6.000%		01/15/21	1,750	1,824,375

					143,944,305

Metals — 2.9%
AK Steel Corp., Gtd. Notes(b)	8.375%		04/01/22	2,380	2,391,900
AK Steel Corp., Sr. Sec’d. Notes	8.750%		12/01/18	7,000	7,857,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	6.000	%(a)	03/01/21	6,700	7,143,875
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	9,175	10,058,094
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	6.750	%(a)	02/25/22	3,000	3,292,500
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	9.500	%(a)	02/15/15	4,350	4,643,625
Arch Coal, Inc., Gtd. Notes(b)	7.250%		10/01/20	1,225	937,125
Arch Coal, Inc., Gtd. Notes(b)	9.875%		06/15/19	2,525	2,196,750
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	7.125%		05/01/18	2,775	2,934,562
CONSOL Energy, Inc., Gtd. Notes(b)	8.000%		04/01/17	3,025	3,157,344
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.125%		12/15/20	4,841	4,841,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750%		02/15/20	7,050	7,138,125
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.000%		02/15/21	5,091	5,180,092
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%		04/01/17	4,000	4,210,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.875%		02/01/18	3,200	3,372,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	8.250%		11/01/19	2,827	3,109,700
GrafTech International Ltd., Gtd. Notes(b)	6.375%		11/15/20	2,650	2,729,500
Iamgold Corp. (Canada), Gtd. Notes, 144A	6.750%		10/01/20	675	600,750
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $1,200,000; purchased 05/17/13)(c)(d)	8.625%		06/15/21	1,200	1,263,000
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.250%		11/15/22	6,775	6,876,625
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18	6,250	6,554,687
Peabody Energy Corp., Gtd. Notes(b)	6.250%		11/15/21	1,625	1,629,063
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%		02/01/18	3,000	3,277,500

					95,395,317

Non-Captive Finance — 2.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A (original cost $3,325,000; purchased 02/07/11)(c)(d)	11.000%		02/01/19	3,325	2,759,750
CIT Group, Inc., Sr. Unsec’d. Notes(b)	4.250%		08/15/17	1,025	1,073,688
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%		05/15/17	4,800	5,130,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	24,500	25,418,750
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	2,575	2,768,125
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	750	804,375
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	4,250	4,579,375
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%		05/01/19	1,110	937,950
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911	%(a)	11/30/35	100	103,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	4.875%		03/15/19	4,875	4,960,312
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	5.875%		02/01/22	3,625	3,679,375
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	525	610,313
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	3,525	3,595,500
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	6.250%		05/15/19	2,120	2,337,300
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.250%		12/15/20	1,125	1,360,676
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%		09/01/17	1,200	1,428,000

International Lease Finance Corp. E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250	%(a)	12/21/65	4,250	4,122,500
Jet Equipment Trust 1994-A, Equipment Trust, 144A(d)	10.471	%(a)(e)	12/15/13	64	50,913
Jet Equipment Trust 1994-A, Sr. Unsec’d. Notes, 144A(d)	2.953	%(a)(e)	08/15/12	11	8
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,541,250
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	3,150	3,626,438
Springleaf Finance Corp., Gtd. Notes(b)	6.000%		06/01/20	9,525	9,691,687
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,125	1,254,375

					82,834,535

Packaging — 2.9%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(b)	9.125%		10/15/20	5,950	6,634,250
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	7.000%		11/15/20	988	1,040,118
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%		01/31/19	1,900	1,985,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.750%		01/31/21	5,000	5,225,000
Berry Plastics Corp., Sec’d. Notes(b)	9.750%		01/15/21	4,875	5,661,094
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, Gtd. Notes, 144A(b)	6.000%		06/15/17	5,150	5,330,250
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	9.000%		11/01/17	3,044	3,318,410
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $6,877,500; purchased 10/24/12-04/30/13)(c)(d)	9.500%		11/01/17	6,625	7,022,500
BWAY Holding Co., Gtd. Notes (original cost $1,002,500; purchased 10/05/11)(c)(d)	10.000%		06/15/18	1,000	1,065,000
Exopack Holdings SA, Gtd. Notes, 144A	7.875%		11/01/19	5,875	6,227,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%		02/01/17	4,970	5,516,700
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,075,000; purchased 09/25/13)(c)(d)	6.500%		10/01/21	3,075	3,224,906
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%		04/15/19	8,600	9,202,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(b)	9.875%		08/15/19	6,175	6,900,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%		10/15/20	10,450	10,946,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(b)	6.875%		02/15/21	1,575	1,701,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(b)	7.875%		08/15/19	4,925	5,423,656
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%		12/01/20	1,400	1,543,500
Sealed Air Corp., Gtd. Notes, 144A	8.375%		09/15/21	4,000	4,605,000
Sealed Air Corp., Sr. Notes, 144A(b)	5.250%		04/01/23	1,725	1,742,250

					94,315,571

Paper — 0.3%
Domtar Corp., Gtd. Notes(b)	10.750%		06/01/17	1,125	1,412,427
Graphic Packaging International, Inc., Gtd. Notes	7.875%		10/01/18	1,375	1,471,250
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%		09/15/18	5,750	6,095,000

					8,978,677

Pipelines & Other — 2.9%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes(b)	4.875%		03/15/24	5,150	5,137,125

AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%		05/20/22	5,635	6,156,237
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%		05/20/21	1,240	1,323,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%		12/15/20	2,900	3,037,750
Energy Transfer Equity LP, Sr. Sec’d. Notes(b)	7.500%		10/15/20	4,300	4,918,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%		05/01/21	4,175	4,373,312
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%		01/15/22	5,345	5,572,162
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	3,659	3,887,688
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.000%		02/15/21	2,775	2,778,924
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.625%		11/15/23	5,725	5,662,088
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(b)	5.500%		04/15/23	3,275	3,299,563
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%		09/01/20	5,225	5,434,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,717,000; purchased 02/25/14)(c)(d)	3.900%		04/15/15	1,700	1,712,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,353,375; purchased 02/21/14-02/25/14)(b)(c)(d)	5.625%		04/15/20	3,475	3,405,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $8,664,483; purchased 01/10/13-06/13/13)(b)(c)(d)	6.000%		01/15/19	8,722	8,787,415
Selectica, Inc. (Escrow Shares)	—	%(e)	01/01/20	1,350	—
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%		08/01/21	2,400	2,646,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%		08/01/22	798	847,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%		02/01/21	8,050	8,633,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	7.875%		10/15/18	4,350	4,654,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(b)	4.250%		11/15/23	4,475	4,150,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	1,575	1,645,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(b)	6.125%		10/15/21	3,025	3,206,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(b)	5.875%		10/01/20	1,750	1,828,750

					93,100,027

Real Estate Investment Trusts — 1.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%		02/15/19	16,150	17,442,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes(b)	6.375%		11/15/22	2,850	3,006,750
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	4,125	4,362,187
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%		03/01/23	2,425	2,455,313
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%		10/01/14	1,076	1,119,040
Kennedy-Wilson, Inc., Gtd. Notes	5.875%		04/01/24	2,350	2,350,000
Omega Healthcare Investors, Inc., Gtd. Notes	6.750%		10/15/22	475	517,750
Omega Healthcare Investors, Inc., Gtd. Notes	7.500%		02/15/20	825	893,063
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	2,800	2,870,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(b)	5.500%		02/01/21	2,950	3,082,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		04/15/20	1,875	2,119,562

Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	7,250	8,184,010

					48,402,425

Retailers — 2.6%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%		08/01/19	4,525	4,937,906
Claire’s Stores, Inc., Gtd. Notes, 144A(b)	7.750%		06/01/20	2,350	1,809,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%		03/15/20	3,000	2,812,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%		03/15/19	4,325	4,492,594
CST Brands, Inc., Gtd. Notes(b)	5.000%		05/01/23	1,900	1,866,750
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20	9,550	9,948,808
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $9,391,375; purchased 06/06/13-01/03/14)(b)(c)(d)	9.250%		06/15/21	9,200	9,936,000
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%		05/15/19	1,550	1,573,250
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	7,385	7,800,406
L Brands, Inc., Gtd. Notes(b)	5.625%		10/15/23	3,450	3,579,375
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.500%		08/01/18	3,900	4,017,000
Murphy Oil USA, Inc., Gtd. Notes, 144A	6.000%		08/15/23	2,000	2,065,000
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(b)	8.000%		10/15/21	4,575	5,026,781
Pantry Inc. (The), Gtd. Notes	8.375%		08/01/20	14,700	15,876,000
Penske Automotive Group, Inc., Gtd. Notes	5.750%		10/01/22	3,975	4,153,875
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%		12/01/17	2,661	2,710,894

					82,606,639

Technology — 11.1%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%		09/15/21	3,000	3,210,000
Activision Blizzard, Inc., Gtd. Notes, 144A(b)	6.125%		09/15/23	2,900	3,157,375
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(b)	6.750%		03/01/19	8,100	8,130,375
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(b)	6.750%		11/15/20	7,175	7,587,562
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	1,750	2,056,250
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%		10/15/18	5,790	6,079,500
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21	9,450	10,087,875
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%		03/01/21	16,815	15,595,912
Avaya, Inc., Sr. Sec’d. Notes, 144A(b)	7.000%		04/01/19	3,905	3,875,713
Blackboard, Inc., Sr. Unsec’d. Notes, 144A	7.750%		11/15/19	7,950	8,327,625
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21	9,845	10,361,862
Brightstar Corp., Gtd. Notes, 144A (original cost $6,424,600; purchased 11/23/10- 06/13/12)(c)(d)	9.500%		12/01/16	6,345	6,916,050
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $9,408,490; purchased 07/26/13-08/09/13)(c)(d)	7.250%		08/01/18	9,500	10,473,750
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19	16,452	18,014,940
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535%		10/12/17	954	996,930
Ceridian Corp., Gtd. Notes (original cost $16,989,688; purchased 06/29/12-09/14/12)(c)(d)	11.250	%(a)	11/15/15	17,425	17,555,687
Ceridian Corp., Gtd. Notes, PIK (original cost $527,930; purchased 09/14/12)(b)(c)(d)	12.250%		11/15/15	524	527,930
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,950,000; purchased 03/21/13)(b)(c)(d)	11.000%		03/15/21	1,950	2,247,375
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $22,198,025; purchased 05/22/13-03/28/14)(c)	6.625%		06/01/20	21,980	23,243,850
CommScope, Inc., Gtd. Notes, 144A (original cost $7,824,712; purchased 08/09/11-10/21/11)(b)(c)	8.250%		01/15/19	7,911	8,563,657
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	2,825	3,058,063
First Data Corp., Gtd. Notes	10.625%		06/15/21	18,185	20,458,125
First Data Corp., Gtd. Notes	11.250%		01/15/21	5,450	6,219,813
First Data Corp., Gtd. Notes(b)	11.750%		08/15/21	27,175	28,533,750
First Data Corp., Gtd. Notes	12.625%		01/15/21	3,967	4,720,730
First Data Corp., Sr. Sec’d. Notes, 144A(b)	6.750%		11/01/20	2,500	2,687,500

Freescale Semiconductor, Inc., Gtd. Notes(b)	8.050%		02/01/20	3,925	4,312,594
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(b)	6.000%		01/15/22	6,180	6,558,525
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	7,659	7,711,656
Interactive Data Corp., Gtd. Notes	10.250%		08/01/18	7,520	8,098,100
Iron Mountain, Inc., Gtd. Notes(b)	6.000%		08/15/23	7,050	7,490,625
NCR Corp., Sr. Unsec’d. Notes, 144A	5.875%		12/15/21	3,200	3,368,000
Nortel Networks Ltd. (Canada), Gtd. Notes(d)	10.125	%(a)(e)	07/15/13	3,050	3,629,500
Nuance Communications, Inc., Gtd. Notes, 144A(b)	5.375%		08/15/20	10,350	10,298,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	4,660	4,962,900
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	5.750%		03/15/23	6,850	7,192,500
Sensata Technologies BV, Gtd. Notes, 144A	4.875%		10/15/23	6,075	5,968,688
Sensata Technologies BV, Gtd. Notes, 144A(b)	6.500%		05/15/19	3,531	3,782,584
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19	7,265	8,064,150
Sungard Availabilityvices Capital, Inc., Gtd. Notes, 144A	8.750%		04/01/22	4,925	4,931,156
SunGard Data Systems, Inc., Gtd. Notes	6.625%		11/01/19	5,550	5,869,125
SunGard Data Systems, Inc., Gtd. Notes	7.375%		11/15/18	246	260,760
Syniverse Holdings, Inc., Gtd. Notes(b)	9.125%		01/15/19	4,830	5,252,625
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%		06/15/18	750	787,500
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%		06/15/18	17,050	18,115,625
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375%		06/15/18	6,946	7,466,950

					356,810,012

Telecommunications — 5.2%
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%		09/15/19	3,031	3,277,269
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	6.750%		12/01/23	1,280	1,358,400
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%		01/15/28	4,000	3,840,000
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%		01/15/23	5,150	5,233,687
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%		04/01/22	3,600	3,640,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20	6,100	6,511,750
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20	6,315	7,522,744
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	7.125%		01/15/23	1,950	2,023,125
Frontier Communications Corp., Sr. Unsec’d. Notes	8.250%		05/01/14	8	8,044
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.500%		04/15/20	250	290,625
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.750%		04/15/22	4,400	5,021,500
Level 3 Financing, Inc., Gtd. Notes(b)	7.000%		06/01/20	3,625	3,928,594
Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19	1,275	1,399,313
Level 3 Financing, Inc., Gtd. Notes(b)	8.625%		07/15/20	2,250	2,522,813
NII Capital Corp., Gtd. Notes	7.625%		04/01/21	1,335	373,800
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%		05/01/30	750	791,345
SoftBank Corp. (Japan), Gtd. Notes, 144A(b)	4.500%		04/15/20	5,540	5,512,300
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28	14,220	13,793,400
Sprint Capital Corp., Gtd. Notes(b)	6.900%		05/01/19	14,940	16,396,650
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	2,656	3,246,960
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%		03/01/17	2,250	2,660,625
Sprint Corp., Gtd. Notes, 144A	7.125%		06/15/24	9,650	10,132,500
Sprint Nextel Corp., Gtd. Notes, 144A(b)	7.000%		03/01/20	4,225	4,869,312
Sprint Nextel Corp., Gtd. Notes, 144A	7.875%		09/15/23	6,305	6,935,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(b)	6.000%		11/15/22	1,325	1,349,844
Sprint Nextel Corp., Sr. Unsec’d. Notes	7.000%		08/15/20	2,075	2,261,750
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19	695	743,650
T-Mobile USA, Inc., Gtd. Notes	6.633%		04/28/21	5,650	6,073,750
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A(b)	11.750%		07/15/17	12,510	13,182,412
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(b)	7.250%		02/15/18	4,400	4,642,000
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A	12.250%		07/15/17	11,112	11,639,851

Windstream Corp., Gtd. Notes(b)	6.375%	08/01/23	6,675	6,508,125
Windstream Corp., Gtd. Notes(b)	7.500%	06/01/22	925	975,875
Windstream Corp., Gtd. Notes(b)	7.500%	04/01/23	5,085	5,339,250
Windstream Corp., Gtd. Notes(b)	7.750%	10/15/20	2,525	2,708,063
Windstream Holdings, Inc., Gtd. Notes	7.875%	11/01/17	1,150	1,319,625

				168,034,951

Tobacco — 0.3%
Vector Group Ltd., Sr. Sec’d. Notes	7.750%	02/15/21	8,205	8,820,375

Transportation — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	8.250%	01/15/19	3,149	3,377,303
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	3,850	4,432,312
Hertz Corp. (The), Gtd. Notes(b)	5.875%	10/15/20	1,375	1,466,098
Hertz Corp. (The), Gtd. Notes(b)	6.250%	10/15/22	2,050	2,193,500
Hertz Corp. (The), Gtd. Notes(b)	6.750%	04/15/19	4,200	4,499,250
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	8.375%	12/15/18	9,270	9,733,500
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	5,850	5,981,625

				31,683,588

TOTAL CORPORATE BONDS (cost $2,867,821,569)				2,990,676,744

			Shares
COMMON STOCKS
Cable
Adelphia Recovery Trust*(d)			500,000	500

Media
DEX Media, Inc.*(b)			36,485	335,662
Liberty Global PLC (United Kingdom) (Class A Stock)*			2,200	91,520
Liberty Global PLC (United Kingdom) (Class C Stock)*			5,484	223,254

				650,436

Pipelines & Other
SemGroup Corp. (Class A Stock)			3,493	229,420

Telecommunications
Netia SA (Poland)*			227,114	382,740

TOTAL COMMON STOCKS (cost $25,816,460)				1,263,096

PREFERRED STOCKS
Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 09/25/00)*(c)(d)			3,000	282,000
Cable
Adelphia Communications Corp. (Class A Stock)*(d)			5,000	5

TOTAL PREFERRED STOCKS (cost $4,765)				282,005

	Units
WARRANTS*(h)
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (original cost $0; purchased 06/30/2011)(c)(d)	5,557	56
Pipelines & Other
SemGroup Corp., expiring 11/30/14	3,676	149,564
Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15	19,187	297,398

TOTAL WARRANTS (cost $320,316)		447,018

TOTAL LONG-TERM INVESTMENTS (cost $2,949,753,210)		3,051,283,768

	Shares
SHORT-TERM INVESTMENTS — 25.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,029,868)(f)	529,807	4,948,399
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $809,959,489; includes $682,579,236 of cash collateral for securities on loan)(f)(g)	809,959,489	809,959,489

TOTAL SHORT-TERM INVESTMENTS (cost $814,989,357)		814,907,888

TOTAL INVESTMENTS — 119.9% (cost $3,764,742,567)		3,866,191,656
Liabilities in excess of other assets — (19.9)%		(640,347,609)

NET ASSETS — 100.0%		$3,225,844,047

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $667,282,702; cash collateral of $682,579,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Indicates a restricted security; the aggregate cost of the such securities is $209,898,716. The aggregate value, $219,269,658 is approximately 6.8% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2014(4)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	3,150	1.790%	$212,493	$—	$212,493	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.19.V1	12/20/17	5.000%	6,500	$571,786	$297,917	$273,869	Bank of America
CDX.NA.HY.19.V1	12/20/17	5.000%	6,000	527,802	10,833	516,969	Barclays Capital Group
CDX.NA.HY.20.V1	06/20/18	5.000%	20,000	1,773,363	1,397,222	376,141	Barclays Capital Group
CDX.NA.HY.21.V1	12/20/18	5.000%	78,000	6,181,500	6,099,118	82,382	Citigroup Global Markets

				$9,054,451	$7,805,090	$1,249,361

The Portfolio entered into credit default swaps on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreements, the Portfolio will either (i) pay to buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices services as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,568,906	$—
Residential Mortgage-Backed Securities	—	834,113	—
Bank Loans	—	30,383,285	12,095,938
Collateralized Mortgage Obligations	—	1,732,663	—
Corporate Bonds	—	2,983,018,118	7,658,626
Common Stocks	879,856	382,740	500

Preferred Stocks	—	—	282,005
Warrants	297,398	149,564	56
Affiliated Mutual Funds	814,907,888	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	1,461,854	—

Total	$816,085,142	$3,031,531,243	$20,037,125

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stock	Preferred Stock	Warrants
Balance as of 12/31/13	$17,060,000	$8,930,787	$500	$282,005	$56
Realized gain (loss)	—	(99,807)	—	—	—
Change in unrealized appreciation (depreciation)**	(100,830)	(138,507)	—	—	—
Purchases	—	—	—	—	—
Sales	(4,874,113)	(1,023,719)	—	—	—
Accrued discount/premium	10,881	(10,128)	—	—	—
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—

Balance as of 3/31/14	$12,095,938	$7,658,626	$500	$282,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which, $(239,337) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 2.1%
Boeing Co. (The)	41,230	$5,173,953

Automobiles — 2.6%
Tesla Motors, Inc.*(a)	30,625	6,383,781

Banks — 2.3%
JPMorgan Chase & Co.	89,521	5,434,820

Biotechnology — 7.5%
Alexion Pharmaceuticals, Inc.*	26,351	4,008,778
Biogen Idec, Inc.*	29,190	8,928,345
BioMarin Pharmaceutical, Inc.*	73,748	5,030,351

		17,967,474

Chemicals — 2.5%
Monsanto Co.	52,927	6,021,505

Electronic Equipment, Instruments & Components — 2.4%
Flextronics International Ltd.*	636,289	5,879,310

Energy Equipment & Services — 4.4%
Halliburton Co.	110,241	6,492,093
Schlumberger Ltd.	41,570	4,053,075

		10,545,168

Food Products — 5.2%
Bunge Ltd.	81,912	6,512,823
Mondelez International, Inc. (Class A Stock)	172,412	5,956,835

		12,469,658

Health Care Providers & Services — 2.6%
Express Scripts Holding Co.*	82,504	6,195,225

Hotels, Restaurants & Leisure — 4.3%
Carnival Corp.	160,776	6,086,979
International Game Technology	301,467	4,238,626

		10,325,605

Insurance — 2.2%
MetLife, Inc.	100,080	5,284,224

Internet & Catalog Retail — 5.5%
Amazon.com, Inc.*	20,417	6,870,729
priceline.com, Inc.*	5,459	6,506,527

		13,377,256

Internet Software & Services — 8.9%
Facebook, Inc. (Class A Stock)*	127,223	7,663,913
Google, Inc. (Class A Stock)*	7,209	8,034,503
LinkedIn Corp. (Class A Stock)*	31,507	5,826,905

		21,525,321

IT Services — 3.2%
MasterCard, Inc. (Class A Stock)	104,358	7,795,543

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*(a)	23,616	3,510,755

Metals & Mining — 2.1%
Goldcorp, Inc. (Canada)	205,263	5,024,838

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	71,497	6,060,086
Noble Energy, Inc.	89,325	6,345,648
Southwestern Energy Co.*	64,481	2,966,771

		15,372,505

Personal Products — 2.0%
Avon Products, Inc.	332,706	4,870,816

Pharmaceuticals — 10.5%
Actavis PLC*	21,143	4,352,286
Allergan, Inc.	51,870	6,437,067
Bayer AG (Germany), ADR	36,888	4,989,471
Bristol-Myers Squibb Co.	113,001	5,870,402
Teva Pharmaceutical Industries Ltd. (Israel), ADR	70,319	3,715,656

		25,364,882

Road & Rail — 3.3%
Canadian Pacific Railway Ltd. (Canada)	38,196	5,745,824
Hertz Global Holdings, Inc.*	83,645	2,228,303

		7,974,127

Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	320,396	6,542,486

Software — 2.9%
Salesforce.com, Inc.*(a)	120,680	6,889,621

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	10,136	5,440,397
EMC Corp.	122,435	3,355,943

		8,796,340

Textiles, Apparel & Luxury Goods — 7.7%
Kate Spade & Co.*	111,686	4,142,434
Michael Kors Holdings Ltd. (Hong Kong)*	73,704	6,874,372
NIKE, Inc. (Class B Stock)	100,513	7,423,890

		18,440,696

TOTAL LONG-TERM INVESTMENTS (cost $179,017,878)		237,165,909

SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,743,162; includes $9,795,673 of cash collateral received for securities on loan)(b)(c)	12,743,162	12,743,162

TOTAL INVESTMENTS – 103.7% (cost $191,761,040)		249,909,071
Liabilities in excess of other assets — (3.7)%		(8,935,178)

NET ASSETS — 100.0%		$240,973,893

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,674,678; cash collateral of $9,795,673 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,173,953	$—	$—
Automobiles	6,383,781	—	—
Banks	5,434,820	—	—
Biotechnology	17,967,474	—	—
Chemicals	6,021,505	—	—
Electronic Equipment, Instruments & Components	5,879,310	—	—
Energy Equipment & Services	10,545,168	—	—
Food Products	12,469,658	—	—
Health Care Providers & Services	6,195,225	—	—
Hotels, Restaurants & Leisure	10,325,605	—	—
Insurance	5,284,224	—	—
Internet & Catalog Retail	13,377,256	—	—
Internet Software & Services	21,525,321	—	—
IT Services	7,795,543	—	—
Life Sciences Tools & Services	3,510,755	—	—
Metals & Mining	5,024,838	—	—
Oil, Gas & Consumable Fuels	15,372,505	—	—
Personal Products	4,870,816	—	—
Pharmaceuticals	25,364,882	—	—
Road & Rail	7,974,127	—	—
Semiconductors & Semiconductor Equipment	6,542,486	—	—
Software	6,889,621	—	—
Technology Hardware, Storage & Peripherals	8,796,340	—	—
Textiles, Apparel & Luxury Goods	18,440,696	—	—
Affiliated Money Market Mutual Fund	12,743,162	—	—

Total	$249,909,071	$—	$—

Jennison Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace & Defense — 5.1%
Boeing Co. (The)	213,161	$ 26,749,574
Precision Castparts Corp.	115,943	29,305,753
United Technologies Corp.	207,538	24,248,740

		80,304,067

Automobiles — 1.1%
Tesla Motors, Inc.*(a)	81,600	17,009,520

Biotechnology — 9.0%
Alexion Pharmaceuticals, Inc.*	165,629	25,197,140
Biogen Idec, Inc.*	135,980	41,592,203
Celgene Corp.*	137,598	19,208,681
Gilead Sciences, Inc.*	361,428	25,610,788
Incyte Corp. Ltd.*(a)	98,508	5,272,148
Intercept Pharmaceuticals, Inc.*	18,451	6,084,955
Vertex Pharmaceuticals, Inc.*(a)	239,625	16,946,280

		139,912,195

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	105,180	17,233,743
Morgan Stanley	493,877	15,394,146

		32,627,889

Chemicals — 2.1%
Monsanto Co.	288,068	32,773,496

Energy Equipment & Services — 1.3%
Schlumberger Ltd.	209,289	20,405,678

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	226,212	25,263,356
Sprouts Farmers Market, Inc.*	112,563	4,055,645
Whole Foods Market, Inc.(a)	394,333	19,996,626

		49,315,627

Food Products — 1.7%
Mead Johnson Nutrition Co.	123,676	10,282,423
Mondelez International, Inc. (Class A Stock)	485,344	16,768,635

		27,051,058

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	615,985	23,721,582

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.*	212,108	15,927,190

Hotels, Restaurants & Leisure — 4.3%
Chipotle Mexican Grill, Inc.*	27,281	15,496,972
Dunkin’ Brands Group, Inc.(a)	341,540	17,138,477
Las Vegas Sands Corp.	136,027	10,988,261
Marriott International, Inc. (Class A Stock)(a)	89,385	5,007,348
Starbucks Corp.	251,953	18,488,311

		67,119,369

Internet & Catalog Retail — 7.0%
Amazon.com, Inc.*	144,761	48,714,972
Netflix, Inc.*	46,245	16,279,627
Priceline Group, Inc. (The)*	31,163	37,142,868
TripAdvisor, Inc.*(a)	85,891	7,780,866

		109,918,333

Internet Software & Services — 8.9%
Facebook, Inc. (Class A Stock)*	627,360	37,792,166
Google, Inc. (Class A Stock)*	60,417	67,335,351
LinkedIn Corp. (Class A Stock)*	123,163	22,777,765
Pandora Media, Inc.*	179,547	5,443,865
Twitter, Inc.*(a)	139,365	6,504,165

		139,853,312

IT Services — 6.8%
Accenture PLC (Ireland) (Class A Stock)	57,559	4,588,603
FleetCor Technologies, Inc.*	67,377	7,755,093
MasterCard, Inc. (Class A Stock)	752,794	56,233,712
Visa, Inc. (Class A Stock)	175,499	37,883,214

		106,460,622

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*(a)	166,991	24,824,882

Media — 4.2%
Discovery Communications, Inc. (Class A Stock)*	221,819	18,344,431
Twenty-First Century Fox, Inc. (Class A Stock)	507,104	16,212,115
Walt Disney Co. (The)	387,237	31,006,067

		65,562,613

Oil, Gas & Consumable Fuels — 2.7%
Concho Resources, Inc.*	172,580	21,141,050
EOG Resources, Inc.	105,235	20,643,950

		41,785,000

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	166,316	11,123,214

Pharmaceuticals — 8.2%
Allergan, Inc.	236,279	29,322,224
Bristol-Myers Squibb Co.	590,154	30,658,500
Merck & Co., Inc.	435,682	24,733,667
Novo Nordisk A/S (Denmark), ADR	670,591	30,612,479
Perrigo Co. PLC	81,075	12,539,060

		127,865,930

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	228,938	18,743,154

Road & Rail — 2.7%
Canadian Pacific Railway Ltd. (Canada)	133,894	20,141,674
Union Pacific Corp.	120,521	22,616,971

		42,758,645

Semiconductors & Semiconductor Equipment — 0.9%
ARM Holdings PLC (United Kingdom), ADR	261,890	13,348,533

Software — 8.3%
Adobe Systems, Inc.*	287,066	18,871,719
FireEye, Inc.*(a)	128,075	7,885,578
Red Hat, Inc.*	353,945	18,752,006
Salesforce.com, Inc.*(a)	487,178	27,812,992
Splunk, Inc.*	241,799	17,286,210
Tableau Software, Inc. (Class A Stock)*	46,233	3,517,406
VMware, Inc. (Class A Stock)*(a)	214,945	23,218,359
Workday, Inc. (Class A Stock)*(a)	142,676	13,044,867

		130,389,137

Specialty Retail — 4.7%
Inditex SA (Spain)	182,692	27,409,289
O’Reilly Automotive, Inc.*(a)	59,271	8,795,224
Tiffany & Co.	88,499	7,624,189
TJX Cos., Inc. (The)	484,900	29,409,185

		73,237,887

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	91,250	48,977,525

Textiles, Apparel & Luxury Goods — 6.5%
Luxottica Group SpA (Italy)	286,721	16,567,090
Michael Kors Holdings Ltd. (Hong Kong)*	201,725	18,814,891
NIKE, Inc. (Class B Stock)	424,809	31,376,393
Swatch Group AG (The) (Switzerland) (Bearer Shares)	25,194	15,805,038
Under Armour, Inc. (Class A Stock)*	161,988	18,570,304

		101,133,716

TOTAL LONG-TERM INVESTMENTS (cost $880,685,959)		1,562,150,174

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $146,562,019; includes $145,352,682 of cash collateral for securities on loan)(b)(c)	146,562,019	146,562,019

TOTAL INVESTMENTS — 109.3% (cost $1,027,247,978)		1,708,712,193
Liabilities in excess of other assets — (9.3)%		(145,857,756)

NET ASSETS — 100.0%		$ 1,562,854,437

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,142,503; cash collateral of $145,352,682 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$80,304,067	$—	$—
Automobiles	17,009,520	—	—
Biotechnology	139,912,195	—	—
Capital Markets	32,627,889	—	—
Chemicals	32,773,496	—	—
Energy Equipment & Services	20,405,678	—	—
Food & Staples Retailing	49,315,627	—	—
Food Products	27,051,058	—	—
Health Care Equipment & Supplies	23,721,582	—	—
Health Care Providers & Services	15,927,190	—	—
Hotels, Restaurants & Leisure	67,119,369	—	—
Internet & Catalog Retail	109,918,333	—	—
Internet Software & Services	139,853,312	—	—
IT Services	106,460,622	—	—
Life Sciences Tools & Services	24,824,882	—	—
Media	65,562,613	—	—
Oil, Gas & Consumable Fuels	41,785,000	—	—
Personal Products	11,123,214	—	—
Pharmaceuticals	127,865,930	—	—
Real Estate Investment Trusts (REITs)	18,743,154	—	—
Road & Rail	42,758,645	—	—
Semiconductors & Semiconductor Equipment	13,348,533	—	—
Software	130,389,137	—	—
Specialty Retail	45,828,598	27,409,289	—
Technology Hardware, Storage & Peripherals	48,977,525	—	—
Textiles, Apparel & Luxury Goods	68,761,588	32,372,128	—
Affiliated Money Market Mutual Fund	146,562,019	—	—

Total	$1,648,930,776	$59,781,417	$—

Money Market Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 16.2%
Bank of America NA	0.200%		04/21/14	7,000	$7,000,000
Bank of America NA	0.200%		05/28/14	7,000	7,000,000
Bank of America NA	0.210%		06/10/14	5,000	5,000,000
Bank of Montreal	0.160%		05/28/14	6,000	6,000,000
Bank of Montreal	0.235	%(a)	06/18/14	7,000	7,000,000
Bank of Nova Scotia	0.190%		04/01/14	3,000	3,000,000
Bank of Nova Scotia	0.190%		04/14/14	2,000	2,000,000
Bank of Nova Scotia	0.234	%(a)	06/19/14	5,000	5,000,000
Bank of Nova Scotia	0.584	%(a)	09/30/14	3,000	3,005,240
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.200%		04/14/14	6,000	6,000,000
Branch Banking & Trust Co.	0.150%		06/26/14	8,000	8,000,000
Citibank NA	0.207	%(a)	06/05/14	7,000	7,000,000
Credit Suisse	0.298	%(a)	04/25/14	7,000	7,000,593
Deutsche Bank AG	0.230%		05/29/14	2,000	2,000,000
DNB NOR Bank ASA	0.450	%(a)	04/10/14	2,000	2,000,135
JPMorgan Chase Bank NA	0.273	%(a)	07/31/14	4,500	4,500,000
Mizuho Bank Ltd.	0.210%		04/22/14	5,000	5,000,000
Norinchukin Bank (New York Branch)	0.210%		04/22/14	3,000	3,000,000
Norinchukin Bank	0.220%		06/18/14	2,000	2,000,000
Royal Bank of Canada	0.235	%(a)	02/12/15	1,000	1,000,000
Royal Bank of Canada	0.255	%(a)	10/17/14	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.220%		04/10/14	7,000	7,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.210%		04/15/14	5,000	4,999,961
Svenska Handelsbanken AB	0.406	%(a)	11/17/14	1,000	1,001,124
Svenska Handelsbanken AB	0.423	%(a)	10/06/14	7,275	7,282,690
Swedbank AB	0.190%		06/25/14	4,000	4,000,000
Toronto-Dominion Bank (The)	0.224	%(a)	07/26/14	4,000	4,000,000
Wells Fargo Bank NA	0.207	%(a)	07/11/14	2,000	2,000,000
Wells Fargo Bank NA	0.207	%(a)	08/20/14	3,000	3,000,000
Wells Fargo Bank NA	0.224	%(a)	12/09/14	3,000	3,000,000
Wells Fargo Bank NA	0.225	%(a)	03/17/15	1,000	1,000,000

					134,789,743

COMMERCIAL PAPER — 20.5%
ABN AMRO Funding USA LLC, 144A	0.200	%(b)	05/05/14	5,000	4,999,056
ABN AMRO Funding USA LLC, 144A	0.210	%(b)	04/08/14	2,000	1,999,918
Caisse Centrale Desjardins du Quebec, 144A	0.257	%(a)	10/23/14	9,000	9,000,000
CDP Financial, Inc., 144A	0.150	%(b)	04/22/14	3,000	2,999,738
CDP Financial, Inc., 144A	0.150	%(b)	05/07/14	4,000	3,999,400
CDP Financial, Inc., 144A	0.155	%(b)	04/28/14	1,000	999,884
Commonwealth Bank of Australia, 144A	0.245	%(a)	06/06/14	1,000	1,000,089
CPPIB Capital, Inc., 144A	0.140	%(b)	04/25/14	2,000	1,999,813
CPPIB Capital, Inc., 144A	0.140	%(b)	04/30/14	3,000	2,999,662
DNB Bank ASA, 144A	0.237	%(a)	06/11/14	3,000	3,000,000
DNB Bank ASA, 144A	0.248	%(a)	11/07/14	3,000	3,000,000
DNB Bank ASA, 144A	0.252	%(a)	01/16/15	7,000	7,000,000
DNB Bank ASA, 144A	0.266	%(a)	09/10/14	5,000	5,000,000
General Electric Capital Corp.	0.200	%(b)	06/09/14	5,000	4,998,083
General Electric Co.	0.040	%(b)	04/07/14	4,000	3,999,973
HSBC Bank PLC, 144A	0.226	%(a)	01/30/15	5,000	5,000,000
HSBC Bank PLC, 144A	0.234	%(a)	02/12/15	2,000	2,000,000
ING (U.S.) Funding LLC	0.200	%(b)	05/20/14	3,000	2,999,183
ING (U.S.) Funding LLC	0.205	%(b)	05/01/14	4,000	3,999,317
International Bank for Reconstruction & Development	0.100	%(b)	04/01/14	4,000	4,000,000

International Bank for Reconstruction & Development	0.110	%(b)	04/07/14	12,000	11,999,780
International Finance Corp.	0.080	%(b)	04/21/14	2,000	1,999,911
International Finance Corp.	0.090	%(b)	04/28/14	2,000	1,999,865
International Finance Corp.	0.110%		06/24/14	1,000	999,740
JPMorgan Securities LLC, 144A	0.300	%(b)	04/21/14	2,000	1,999,667
JPMorgan Securities LLC, 144A	0.355	%(a)	12/16/14	4,000	4,000,000
JPMorgan Securities LLC, 144A	0.356	%(a)	11/18/14	4,000	4,000,000
Nordea Bank AB	0.175	%(b)	06/24/14	3,000	2,998,775
Ontario (Province of)	0.100	%(b)	04/22/14	11,000	10,999,358
PNC Bank NA	0.240	%(b)	07/07/14	4,000	3,997,413
PNC Bank NA	0.301	%(b)	08/25/14	7,000	6,991,483
PSP Capital, Inc., 144A	0.150	%(b)	04/07/14	3,000	2,999,925
PSP Capital, Inc., 144A	0.150	%(b)	04/14/14	5,000	4,999,729
Quebec (Province of), 144A	0.070	%(b)	04/08/14	9,000	8,999,878
Schlumberger Investment SA, 144A	0.150	%(b)	06/25/14	4,000	3,998,583
Skandinaviska Enskilda Banken AB, 144A	0.175	%(b)	04/16/14	4,000	3,999,708
Standard Chartered Bank, 144A	0.150	%(b)	04/24/14	10,000	9,999,042
State Street Corp.	0.140	%(b)	05/27/14	4,000	3,999,129
State Street Corp.	0.150	%(b)	06/04/14	5,000	4,998,667

					170,974,769

OTHER CORPORATE OBLIGATIONS — 9.0%
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, MTN, 144A	3.750%		10/15/14	3,000	3,055,389
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.493	%(a)	09/15/14	7,635	7,644,440
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.156	%(a)	01/14/15	7,000	7,000,330
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.153	%(a)	01/28/15	6,000	6,000,511
MetLife Institutional Funding II, Sec’d. Notes, 144A	1.143	%(a)	04/04/14	5,000	5,000,393
Metropolitan Life Global Funding I, Inc., Sr. Sec’d. Notes, 144A	5.125%		06/10/14	500	504,524
National Australia Bank Ltd., Sr. Unsec’d. Notes, MTN, 144A	1.185	%(a)	07/25/14	3,500	3,510,518
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.394	%(a)	09/19/14	7,175	7,180,175
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.867	%(a)	07/09/14	3,200	3,205,562
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.473	%(a)	01/06/15	3,000	3,005,236
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.538	%(a)	04/17/14	2,000	2,000,264
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	0.542	%(a)	07/14/14	5,960	5,965,459
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.239	%(a)	10/08/14	4,000	4,000,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.241	%(a)	04/07/14	8,000	8,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.242	%(a)	01/14/15	5,000	5,000,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403	%(a)	06/01/14	4,000	4,034,477

					75,107,278

TIME DEPOSITS — 6.5%
Australia & New Zealand Banking Group Ltd.(c)	0.230%		05/05/14	5,000	5,000,000
Australia & New Zealand Banking Group Ltd.(c)	0.250%		05/20/14	10,000	10,000,000
Credit Agricole SA	0.040%		04/01/14	12,000	12,000,000
U.S. Bank NA	0.150%		04/01/14	18,951	18,951,000
U.S. Bank NA	0.150%		04/03/14	8,000	8,000,000

					53,951,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.8%
Federal Farm Credit Bank	0.184	%(a)	06/26/15	7,000	7,006,131
Federal Home Loan Bank	0.060	%(b)	04/16/14	6,000	5,999,850
Federal Home Loan Bank	0.070	%(b)	04/09/14	11,000	10,999,829
Federal Home Loan Bank	0.070	%(a)	08/15/14	10,000	9,998,101

Federal Home Loan Bank	0.071	%(b)	06/04/14	5,000	4,999,369
Federal Home Loan Bank	0.072	%(b)	04/25/14	11,000	10,999,470
Federal Home Loan Bank	0.074	%(b)	05/02/14	29,000	28,998,148
Federal Home Loan Bank	0.076	%(b)	05/16/14	9,000	8,999,145
Federal Home Loan Bank	0.077	%(b)	06/11/14	2,000	1,999,696
Federal Home Loan Bank	0.080	%(b)	06/06/14 - 06/20/14	14,000	13,997,574
Federal Home Loan Bank	0.081	%(a)	06/18/14	5,000	5,000,000
Federal Home Loan Bank	0.082	%(b)	06/18/14	4,000	3,999,289
Federal Home Loan Bank	0.085	%(b)	05/14/14	19,000	18,998,074
Federal Home Loan Bank	0.087	%(b)	05/07/14	18,000	17,998,443
Federal Home Loan Bank	0.091	%(b)	05/09/14	21,000	20,997,984
Federal Home Loan Bank	0.092	%(b)	04/04/14	11,000	10,999,916
Federal Home Loan Bank	0.094	%(a)	05/09/14	7,000	6,999,985
Federal Home Loan Bank	0.095	%(a)	06/12/14 - 08/12/14	12,000	11,999,767
Federal Home Loan Bank	0.096	%(a)	11/18/14	2,000	1,999,789
Federal Home Loan Bank	0.099	%(a)	12/08/14	8,000	7,999,858
Federal Home Loan Bank	0.101	%(a)	08/19/14	2,000	2,000,000
Federal Home Loan Bank	0.102	%(a)	08/20/14	7,000	7,000,000
Federal Home Loan Bank	0.104	%(a)	07/10/14 - 03/26/15	9,000	8,999,942
Federal Home Loan Bank	0.105	%(a)	12/12/14	2,000	1,999,871
Federal Home Loan Bank	0.106	%(a)	04/04/14 - 12/19/14	15,000	14,999,266
Federal Home Loan Bank	0.110	%(a)	04/02/15	4,000	3,999,899
Federal Home Loan Bank	0.113	%(b)	08/06/14	6,000	5,997,608
Federal Home Loan Bank	0.114	%(a)	12/09/14	6,000	6,000,000
Federal Home Loan Bank	0.119	%(a)	08/10/15	5,000	4,999,840
Federal Home Loan Bank	0.120%		08/13/14	4,600	4,599,836
Federal Home Loan Bank	0.136	%(a)	11/18/14	6,000	5,999,809
Federal Home Loan Mortgage Corp.	0.135	%(a)	10/16/15	2,000	2,000,327
Federal National Mortgage Assoc.	0.080	%(b)	05/07/14 - 05/27/14	8,000	7,999,138
Federal National Mortgage Assoc.	0.137	%(a)	06/20/14	2,500	2,500,199

					290,086,153

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bills	0.108	%(b)	05/15/14	5,000	4,999,340
U.S. Treasury Bills	0.113	%(b)	04/24/14	10,000	9,999,278
U.S. Treasury Notes	0.250%		04/30/14	8,000	8,001,215
U.S. Treasury Notes	1.875%		04/30/14	4,000	4,005,689
U.S. Treasury Notes	2.250%		05/31/14	8,000	8,028,740

					35,034,262

REPURCHASE AGREEMENTS(d) — 9.3%
Barclays Capital, Inc., 0.05%, dated 03/25/14, due 04/01/14 in the amount of $10,000,097				10,000	10,000,000
Barclays Capital, Inc., 0.05%, dated 03/27/14, due 04/03/14 in the amount of $10,000,097				10,000	10,000,000
BNP Paribas Securities Corp., 0.08%, dated 03/31/14, due 04/01/14 in the amount of $27,000,060				27,000	27,000,000

Deutsche Bank Securities, 0.05%, dated 03/28/14, due 04/04/14 in the amount of $11,000,107	11,000	11,000,000
Goldman Sachs & Co., 0.06%, dated 03/26/14, due 04/02/14 in the amount of $10,000,117	10,000	10,000,000
HSBC Securities (USA), Inc., 0.04%, dated 03/28/14, due 04/04/14 in the amount of $9,000,070	9,000	9,000,000

		77,000,000

TOTAL INVESTMENTS — 100.5% (amortized cost $836,943,205)		836,943,205
Liabilities in excess of other assets — (0.5)%		(3,778,334)

NET ASSETS — 100.0%		$833,164,871

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Repurchase agreements are collateralized by FHLMC (coupon rate 4.000%, maturity date 10/01/41), FNMA (coupon rates 0.000% — 4.500%, maturity dates 02/01/19 — 08/01/37), GNMA (coupon rates 4.500% — 6.000%, maturity dates 04/15/24 — 02/15/44), and U.S. Treasury Notes (coupon rate 4.250%, maturity date 08/15/14), with the aggregate value, including accrued interest of $78,540,707.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$134,789,743	$—
Commercial Paper	—	170,974,769	—
Other Corporate Obligations	—	75,107,278	—
Time Deposits	—	53,951,000	—
U.S. Government Agency Obligations	—	290,086,153	—
U.S. Treasury Obligations	—	35,034,262	—
Repurchase Agreements	—	77,000,000	—

Total	$—	$836,943,205	$—

Natural Resources Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 95.9%
Aluminum — 1.2%
Alcoa, Inc.(a)	19,672	$253,178
Constellium NV (Netherlands) (Class A Stock)*	358,385	10,518,600

		10,771,778

Chemicals — 0.5%
Flotek Industries, Inc.*(a)	165,523	4,609,816
PPG Industries, Inc.	805	155,735

		4,765,551

Coal & Consumable Fuels — 2.0%
CONSOL Energy, Inc.	426,248	17,028,607

Construction Materials
Holcim Ltd. (Switzerland)	542	44,921
Taiheiyo Cement Corp. (Japan)	33,622	121,084

		166,005

Diversified Metals & Mining — 6.7%
African Rainbow Minerals Ltd. (South Africa)	288,544	5,707,747
BHP Billiton Ltd. (Australia) ADR(a)	127,609	8,648,062
First Quantum Minerals Ltd. (Canada)	558,986	10,330,243
Freeport-McMoRan Copper & Gold, Inc.	179,880	5,948,632
Glencore Xstrata PLC (Switzerland)	1,816,984	9,372,451
Ivanhoe Mines Ltd. (Canada)*(a)	384,942	598,915
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	433,900	671,161
Northern Dynasty Minerals Ltd. (Canada)*(a)	399,636	391,643
Rio Tinto PLC (United Kingdom) ADR(a)	234,067	13,067,961
Southern Copper Corp.	112,998	3,289,372

		58,026,187

Gold — 3.0%
Agnico Eagle Mines Ltd. (Canada)	2,217	67,064
Algold Resources Ltd. (Canada), 144A*	29,193	5,942
Axmin, Inc. (Canada)*	155,620	4,927
B2Gold Corp. (Canada)*(a)	2,049,619	5,562,060
Eldorado Gold Corp. (Canada)	1,329,737	7,397,451
Goldcorp, Inc. (Canada)(a)	3,324	81,372
Guyana Goldfields, Inc. (Canada), 144A*(b)	726,972	1,611,109
Kinross Gold Corp. (Canada)*	611,571	2,531,904
Newmont Mining Corp.	4,291	100,581
Randgold Resources Ltd. (United Kingdom) ADR	113,769	8,532,675

		25,895,085

Integrated Oil & Gas — 4.9%
Hess Corp.	118,607	9,830,148
Occidental Petroleum Corp.	130,924	12,475,748
Royal Dutch Shell PLC (Netherlands) ADR	1,864	136,184
Suncor Energy, Inc. (Canada)	583,053	20,383,533

		42,825,613

Oil & Gas Drilling — 4.9%
Ensco PLC (United Kingdom) (Class A Stock)	72,316	3,816,838
Helmerich & Payne, Inc.	144,509	15,543,388
Patterson-UTI Energy, Inc.	376,503	11,927,615
Rowan Cos. PLC (Class A Stock)*	331,144	11,152,930

		42,440,771

Oil & Gas Equipment & Services — 20.6%
Baker Hughes, Inc.	2,990	194,410
Cameron International Corp.*	407,507	25,171,707
CHC Group Ltd. (Canada)*	329,546	2,435,345
Core Laboratories NV	71,412	14,170,997
Dresser-Rand Group, Inc.*	92,873	5,424,712
Dril-Quip, Inc.*	242,110	27,140,531
FMC Technologies, Inc.*	149,432	7,813,799
Halliburton Co.	562,404	33,119,972
National Oilwell Varco, Inc.	270,584	21,070,376
Oceaneering International, Inc.	2,318	166,571
Schlumberger Ltd.	341,833	33,328,718
Superior Energy Services, Inc.	309,655	9,524,988
Tenaris SA (Luxembourg) ADR	1,935	85,624
Weatherford International Ltd. (Switzerland)*	11,483	199,345

		179,847,095

Oil & Gas Exploration & Production — 43.4%
Africa Oil Corp. (Canada)*(a)	381,409	2,556,527
Africa Oil Corp., Reg. D (Canada)*(b)	42,762	286,627
Anadarko Petroleum Corp.	287,553	24,372,992
Antero Resources Corp.*(a)	90,455	5,662,483
Apache Corp.	2,061	170,960
Athlon Energy, Inc.*	45,219	1,603,014
Bankers Petroleum Ltd. (Canada)*	1,026,469	4,995,390
Bonanza Creek Energy, Inc.*	116,896	5,190,182
Cabot Oil & Gas Corp.	4,706	159,439
Canadian Natural Resources Ltd. (Canada)	179,830	6,900,077
Chesapeake Energy Corp.	6,861	175,779
Cimarex Energy Co.	137,998	16,436,942
Cobalt International Energy, Inc.*	241,593	4,425,984
Concho Resources, Inc.*	234,157	28,684,232
ConocoPhillips	2,774	195,151
Continental Resources, Inc.*(a)	1,562	194,110
Denbury Resources, Inc.	855,917	14,037,039
Devon Energy Corp.	189,219	12,664,428
EOG Resources, Inc.	137,194	26,913,347
EQT Corp.	1,805	175,031
Genel Energy PLC (United Kingdom)*	282,873	4,635,033
Gulfport Energy Corp.*	130,501	9,289,061
Kodiak Oil & Gas Corp.*	742,864	9,018,369
Kosmos Energy Ltd.*	360,653	3,967,183
Laredo Petroleum Holdings, Inc.*	469,340	12,137,132
Lekoil Ltd., Reg. D (Nigeria)*(b)	2,947,579	2,592,148
Marathon Oil Corp.	486,994	17,298,027
MEG Energy Corp. (Canada)*	131,621	4,448,087
MEG Energy Corp. (Canada), 144A*	131,600	4,447,378
Newfield Exploration Co.*	215,142	6,746,853
Noble Energy, Inc.	485,260	34,472,870
Oil Search Ltd. (Australia)	711,801	5,587,202
Pacific Rubiales Energy Corp. (Colombia)	197,398	3,555,128
PDC Energy, Inc.*	178,385	11,106,250
Pioneer Natural Resources Co.	49,421	9,248,646
Range Resources Corp.	193,530	16,057,184
Rice Energy, Inc.*	221,548	5,846,652
Rosetta Resources, Inc.*	225,714	10,513,758
Sanchez Energy Corp.*	181,783	5,386,230
SM Energy Co.	61,555	4,388,256
Southwestern Energy Co.*	390,503	17,967,043
Talisman Energy, Inc. (Canada)	6,376	63,632
Tullow Oil PLC (United Kingdom)	503,800	6,295,903
Whiting Petroleum Corp.*	251,292	17,437,152

Woodside Petroleum Ltd. (Australia)	4,061	147,047
Zodiac Exploration, Inc. (Canada)*	4,820,909	130,825
Zodiac Exploration, Inc., Reg. D (Canada)*(b)	11,600,000	314,790

		378,897,573

Oil & Gas Refining & Marketing — 3.9%
Marathon Petroleum Corp.	169,865	14,785,049
Phillips 66	201,596	15,534,988
Western Refining, Inc.(a)	101,890	3,932,954

		34,252,991

Oil & Gas Storage & Transportation — 2.3%
Cheniere Energy, Inc.*	280,275	15,513,221
Williams Cos., Inc. (The)	105,874	4,296,367

		19,809,588

Packaged Foods & Meats — 0.2%
Adecoagro SA (Luxembourg)*	245,365	2,002,178

Precious Metals & Minerals — 1.2%
Platinum Group Metals Ltd. (Canada)*	1,234,422	1,234,422
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	13,350
Silver Wheaton Corp. (Canada)	231,960	5,265,492
Tahoe Resources, Inc.*	89,267	1,887,082
Tahoe Resources, Inc. (Canada), 144A*	116,000	2,452,212

		10,852,558

Steel — 1.1%
ArcelorMittal (Luxembourg) ADR(a)	12,075	195,011
Nucor Corp.	3,490	176,385
Reliance Steel & Aluminum Co.	129,656	9,161,493

		9,532,889

TOTAL COMMON STOCKS (cost $524,031,568)		837,114,469

CONVERTIBLE PREFERRED STOCKS* — 0.6%
Steel — 0.6%
Manabi SA, Private Placement (Class A Preferred) (Brazil), 144A (original cost $4,587,721; purchased 05/25/11)(b)(c)	3,660	3,670,356
Manabi SA, Private Placement (Class B Preferred) (Brazil), 144A (original cost $1,848,551; purchased 08/21/12)(b)(c)	1,464	1,487,021

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $6,436,272)		5,157,377

	Units
RIGHTS*(e)
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR, Private Placement (Canada), expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	9,007	—	(d)

WARRANTS*(e)
Gold
Algold Resources Ltd., Private Placement (Canada), expiring 06/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	14,596	330

Crystallex International Corp., Private Placement (Canada), expiring 11/04/14 (original cost $0; purchased 11/04/09)(b)(c)	221,350	—	(d)

TOTAL WARRANTS (cost $0)		330

TOTAL LONG-TERM INVESTMENTS (cost $530,467,840)		842,272,176

	Shares
SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $56,221,326; includes $29,209,687 of cash collateral received for securities on loan)(f)(g)	56,221,326	56,221,326

TOTAL INVESTMENTS — 102.9% (cost $586,689,166)		898,493,502
Liabilities in excess of other assets — (2.9)%		(25,657,450)

NET ASSETS — 100.0%		$872,836,052

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Reg. D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,624 931; cash collateral of $29,209,687 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $7,539,247. The aggregate value of $5,171,057, is approximately 0.6% of net assets.
(d)	Less than $0.50.
(e)	The amount represents fair value of derivative instruments subject to equity contacts risk exposure as of March 31, 2014.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$10,771,778	$—	$—
Chemicals	4,765,551	—	—
Coal & Consumable Fuels	17,028,607	—	—
Construction Materials	—	166,005	—
Diversified Metals & Mining	42,274,828	15,751,359	—
Gold	24,283,976	1,611,109	—
Integrated Oil & Gas	42,825,613	—	—
Oil & Gas Drilling	42,440,771	—	—
Oil & Gas Equipment & Services	179,847,095	—	—
Oil & Gas Exploration & Production	352,349,708	26,547,865	—
Oil & Gas Refining & Marketing	34,252,991	—	—
Oil & Gas Storage & Transportation	19,809,588	—	—
Packaged Foods & Meats	2,002,178	—	—
Precious Metals & Minerals	6,499,914	4,339,294	13,350
Steel	9,532,889	—	—
Convertible Preferred Stocks
Steel	—	—	5,157,377
Rights
Oil, Gas & Consumable Fuels	—	—	—	**
Warrants
Gold	—	330	—	**
Affiliated Money Market Mutual Fund	56,221,326	—	—

Total	$844,906,813	$48,415,962	$5,170,727

**	Less than $0.50.

Small Capitalization Stock Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.4%
Aerospace & Defense — 2.6%
AAR Corp.	43,571	$1,130,667
Aerovironment, Inc.*	21,614	869,964
American Science & Engineering, Inc.	8,616	578,737
Cubic Corp.	22,973	1,173,231
Curtiss-Wright Corp.	52,802	3,355,039
Engility Holdings, Inc.	18,900	851,445
GenCorp, Inc.*(a)	67,075	1,225,460
Moog, Inc. (Class A Stock)*	49,894	3,268,556
National Presto Industries, Inc.(a)	5,399	421,338
Orbital Sciences Corp.*	66,240	1,848,096
Taser International, Inc.*	56,900	1,040,701
Teledyne Technologies, Inc.*	41,396	4,029,073

		19,792,307

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.*	27,400	966,398
Forward Air Corp.	33,756	1,556,489
Hub Group, Inc. (Class A Stock)*	38,370	1,534,416

		4,057,303

Airlines — 0.3%
Allegiant Travel Co.	16,194	1,812,594
SkyWest, Inc.	56,160	716,602

		2,529,196

Auto Components — 0.6%
Dorman Products, Inc.*(a)	33,300	1,966,698
Drew Industries, Inc.	24,289	1,316,464
Spartan Motors, Inc.	36,283	186,494
Standard Motor Products, Inc.	22,699	811,943
Superior Industries International, Inc.	25,218	516,717

		4,798,316

Automobiles — 0.1%
Winnebago Industries, Inc.*	30,431	833,505

Banks — 7.7%
Bank of the Ozarks, Inc.	35,736	2,432,192
Banner Corp	21,500	886,015
BBCN Bancorp, Inc.	86,782	1,487,443
Boston Private Financial Holdings, Inc.	87,502	1,183,902
Cardinal Financial Corp.	34,700	618,701
City Holding Co.	17,244	773,566
Columbia Banking System, Inc.	56,208	1,603,052
Community Bank System, Inc.	44,596	1,740,136
CVB Financial Corp.	102,700	1,632,930
First BanCorp*	108,972	592,808
First Commonwealth Financial Corp.	101,710	919,458
First Financial Bancorp	63,103	1,134,592
First Financial Bankshares, Inc.	33,439	2,066,196
First Midwest Bancorp, Inc.	82,240	1,404,659
FNB Corp.	181,400	2,430,760
Glacier Bancorp, Inc.	81,873	2,380,048
Hanmi Financial Corp.	34,636	807,019
Home BancShares, Inc.	52,104	1,793,420
Independent Bank Corp.	26,206	1,031,730
MB Financial, Inc.	60,300	1,866,888

National Penn Bancshares, Inc.	122,376	1,278,829
NBT Bancorp, Inc.	48,210	1,179,217
Old National Bancorp	108,947	1,624,400
PacWest Bancorp(a)	43,800	1,883,838
Pinnacle Financial Partners, Inc.	36,371	1,363,549
PrivateBancorp, Inc.	71,749	2,189,062
S&T Bancorp, Inc.	32,473	769,610
Simmons First National Corp. (Class A Stock)	17,878	666,313
Sterling Bancorp	86,358	1,093,292
Susquehanna Bancshares, Inc.	205,209	2,337,331
Taylor Capital Group, Inc.*	16,600	397,072
Texas Capital Bancshares, Inc.*	47,000	3,052,180
Tompkins Financial Corp.	12,864	629,821
UMB Financial Corp.	41,272	2,670,298
Umpqua Holdings Corp.	123,370	2,299,617
United Bankshares, Inc.	68,797	2,106,564
United Community Banks, Inc.*	42,087	816,909
Viewpoint Financial Group, Inc.	39,200	1,130,920
Wilshire Bancorp, Inc.	73,913	820,434
Wintrust Financial Corp.	50,713	2,467,695

		59,562,466

Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,825	2,404,472

Biotechnology — 0.7%
Acorda Therapeutics, Inc.*	45,300	1,717,323
ArQule, Inc.*	57,201	117,262
Emergent Biosolutions, Inc.*	31,957	807,553
Ligand Pharmaceuticals, Inc.*(a)	22,700	1,526,802
Momenta Pharmaceuticals, Inc.*	50,200	584,830
Spectrum Pharmaceuticals, Inc.*(a)	57,900	453,936

		5,207,706

Building Products — 0.9%
AAON, Inc.	30,526	850,760
American Woodmark Corp.*	13,100	440,946
Apogee Enterprises, Inc.	31,738	1,054,654
Gibraltar Industries, Inc.*	31,468	593,801
Griffon Corp.	47,829	571,078
Quanex Building Products Corp.	40,788	843,496
Simpson Manufacturing Co., Inc.	45,283	1,599,848
Universal Forest Products, Inc.	21,964	1,215,488

		7,170,071

Capital Markets — 1.8%
Calamos Asset Management, Inc. (Class A Stock)	20,800	268,944
Evercore Partners, Inc. (Class A Stock)	38,200	2,110,550
Financial Engines, Inc.	56,100	2,848,758
FXCM, Inc. (Class A Stock)	41,300	610,001
HFF, Inc. (Class A Stock)	36,500	1,226,765
Investment Technology Group, Inc.*	39,366	795,193
Piper Jaffray Cos.*	17,765	813,637
Stifel Financial Corp.*(a)	66,730	3,320,485
SWS Group, Inc.*	31,026	232,074
Virtus Investment Partners, Inc.*	7,710	1,335,141

		13,561,548

Chemicals — 2.9%
American Vanguard Corp	27,248	589,919
Balchem Corp.	33,383	1,739,922

Calgon Carbon Corp.*	59,054	1,289,149
Flotek Industries, Inc.*(a)	50,000	1,392,500
FutureFuel Corp.	24,400	495,320
H.B. Fuller Co.	55,018	2,656,269
Hawkins, Inc.	10,300	378,422
Innophos Holdings, Inc.	24,600	1,394,820
Koppers Holdings, Inc.	22,700	935,921
Kraton Performance Polymers, Inc.*	35,500	927,970
LSB Industries, Inc.*	20,900	782,078
OM Group, Inc.	35,156	1,167,882
PolyOne Corp.	104,202	3,820,045
Quaker Chemical Corp.	14,498	1,142,878
Schulman, (A.), Inc.	31,966	1,159,087
Stepan Co.	20,870	1,347,367
Tredegar Corp.	27,535	633,581
Zep, Inc.	24,907	440,854

		22,293,984

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	57,103	1,641,140
G&K Services, Inc. (Class A Stock)	22,019	1,346,902
Healthcare Services Group, Inc.	77,076	2,239,829
Interface, Inc.	64,002	1,315,241
Mobile Mini, Inc.	45,097	1,955,406
Tetra Tech, Inc.*	71,388	2,112,371
UniFirst Corp.	16,730	1,839,296
United Stationers, Inc.(a)	43,542	1,788,270
Viad Corp.	22,247	534,818

		14,773,273

Communications Equipment — 1.7%
ARRIS Group, Inc.*	130,011	3,663,710
Bel Fuse, Inc. (Class B Stock)	10,822	237,002
Black Box Corp.	17,293	420,912
CalAmp Corp.*	36,800	1,025,616
Comtech Telecommunications Corp.	16,859	537,128
Digi International, Inc.*	27,464	278,760
Harmonic, Inc.*	107,524	767,721
Ixia*	61,800	772,500
NETGEAR, Inc.*	40,146	1,354,124
Oplink Communications, Inc.*	19,600	352,016
PC-Tel, Inc.	18,984	165,730
Procera Networks, Inc.*	22,000	228,580
ViaSat, Inc.*	46,615	3,218,300

		13,022,099

Construction & Engineering — 0.9%
Aegion Corp.*	41,737	1,056,363
Comfort Systems USA, Inc.	40,984	624,596
Dycom Industries, Inc.*	37,131	1,173,711
EMCOR Group, Inc.	73,525	3,440,235
Orion Marine Group, Inc.*	29,800	374,586

		6,669,491

Construction Materials — 0.4%
Headwaters, Inc.*	80,168	1,059,020
Texas Industries, Inc.*(a)	23,623	2,117,093

		3,176,113

Consumer Finance — 1.2%
Cash America International, Inc.(a)	30,944	1,198,152
Encore Capital Group, Inc.*	25,800	1,179,060
Ezcorp, Inc. (Class A Stock)*	58,911	635,650
First Cash Financial Services, Inc.*	31,725	1,600,843
Green Dot Corp. (Class A Stock)*	23,700	462,861
Portfolio Recovery Associates, Inc.*	54,867	3,174,605
World Acceptance Corp.*(a)	11,352	852,308

		9,103,479

Containers & Packaging — 0.1%
Myers Industries, Inc.	28,920	576,086

Distributors — 0.4%
Pool Corp.	49,555	3,038,712
VOXX International Corp.*	21,057	288,060

		3,326,772

Diversified Consumer Services — 0.8%
American Public Education, Inc.*	19,333	678,201
Capella Education Co.	12,086	763,231
Career Education Corp.*	63,300	472,218
Hillenbrand, Inc.	69,348	2,242,021
ITT Educational Services, Inc.*(a)	19,900	570,732
Regis Corp.	47,500	650,750
Strayer Education, Inc.*(a)	11,900	552,517
Universal Technical Institute, Inc.	22,706	294,043

		6,223,713

Diversified Financial Services — 0.5%
Interactive Brokers Group, Inc. (Class A Stock)	52,900	1,146,343
MarketAxess Holdings, Inc.	41,600	2,463,552

		3,609,895

Diversified Telecommunication Services — 0.4%
8x8, Inc.*	89,800	970,738
Atlantic Tele-Network, Inc.	10,900	718,528
Cbeyond, Inc.*	30,437	220,668
Cincinnati Bell, Inc.*	228,100	789,226
General Communication, Inc. (Class A Stock)*	33,724	384,791
Lumos Networks Corp.	19,421	259,659

		3,343,610

Electric Utilities — 1.1%
ALLETE, Inc.	41,897	2,196,241
El Paso Electric Co.	44,308	1,583,125
UIL Holdings Corp.	62,111	2,286,306
UNS Energy Corp.	45,751	2,746,432

		8,812,104

Electrical Equipment — 1.4%
AZZ, Inc.	28,142	1,257,384
Brady Corp. (Class A Stock)	51,522	1,398,822
Encore Wire Corp.	20,531	995,959
EnerSys, Inc.	51,900	3,596,151
Franklin Electric Co., Inc.	43,000	1,828,360
II-VI, Inc.*	59,362	915,956
Powell Industries, Inc.	10,172	659,146
Vicor Corp.*	19,531	199,216

		10,850,994

Electronic Equipment, Instruments & Components — 5.3%
Agilysys, Inc.*	15,332	205,449

Anixter International, Inc.	29,364	2,981,033
Badger Meter, Inc.	15,907	876,476
Belden, Inc.	47,812	3,327,715
Benchmark Electronics, Inc.*	59,010	1,336,577
Checkpoint Systems, Inc.*	45,539	611,133
Cognex Corp.*	90,680	3,070,425
Coherent, Inc.*	27,300	1,784,055
CTS Corp.	36,764	767,632
Daktronics, Inc.	41,908	603,056
DTS, Inc.*	19,585	387,000
Electro Scientific Industries, Inc.	27,241	268,324
FARO Technologies, Inc.*	18,884	1,000,852
FEI Co.	46,512	4,791,666
Insight Enterprises, Inc.*	45,335	1,138,362
Littelfuse, Inc.	24,725	2,315,249
Measurement Specialties, Inc.*	16,700	1,133,095
Mercury Systems, Inc.*	36,508	482,271
Methode Electronics, Inc.	39,066	1,197,764
MTS Systems Corp.	16,835	1,153,029
Newport Corp.*	42,708	883,201
OSI Systems, Inc.*	20,600	1,233,116
Park Electrochemical Corp.	22,844	682,350
Plexus Corp.*	37,220	1,491,405
Rofin-Sinar Technologies, Inc.*	30,700	735,572
Rogers Corp.*	19,731	1,231,609
Sanmina Corp.*(a)	91,000	1,587,950
ScanSource, Inc.*	31,333	1,277,446
SYNNEX Corp.*	29,050	1,760,721
TTM Technologies, Inc.*(a)	59,789	505,217

		40,819,750

Energy Equipment & Services — 2.4%
Basic Energy Services, Inc.*	29,417	806,320
Bristow Group, Inc.	39,855	3,009,850
C&J Energy Services, Inc.*(a)	50,600	1,475,496
Era Group, Inc.*	20,571	602,936
Exterran Holdings, Inc.	64,400	2,825,872
Geospace Technologies Corp.*(a)	14,510	960,127
Gulf Island Fabrication, Inc.	13,377	289,077
Hornbeck Offshore Services, Inc.*	35,715	1,493,244
ION Geophysical Corp.*	140,345	590,852
Matrix Service Co.*	28,973	978,708
Newpark Resources, Inc.*	93,900	1,075,155
Pioneer Energy Services Corp.*	68,417	886,000
SEACOR Holdings, Inc.*(a)	20,871	1,803,672
Tesco Corp.*	34,100	630,850
TETRA Technologies, Inc.*	86,441	1,106,445

		18,534,604

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	29,124	1,725,306
Casey’s General Stores, Inc.	42,365	2,863,450
Spartan Stores, Inc.	41,506	963,354

		5,552,110

Food Products — 2.1%
Annie’s, Inc.*(a)	18,700	751,553
B&G Foods, Inc.	59,000	1,776,490
Cal-Maine Foods, Inc.	16,495	1,035,556
Calavo Growers, Inc.	15,190	540,460

Darling International, Inc.*	180,620	3,616,013
Diamond Foods Inc.*	24,157	843,804
J&J Snack Foods Corp.	16,018	1,537,248
Sanderson Farms, Inc.	22,335	1,753,074
Seneca Foods Corp. (Class A Stock)*	7,700	242,396
Snyder’s-Lance, Inc.	53,616	1,511,435
TreeHouse Foods, Inc.*	40,165	2,891,478

		16,499,507

Gas Utilities — 1.7%
Laclede Group, Inc. (The)	33,514	1,580,185
New Jersey Resources Corp.	46,304	2,305,939
Northwest Natural Gas Co.	29,665	1,305,557
Piedmont Natural Gas Co., Inc.(a)	85,703	3,033,029
South Jersey Industries, Inc.	36,022	2,020,474
Southwest Gas Corp.	51,111	2,731,883

		12,977,067

Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.*(a)	22,912	890,819
ABIOMED, Inc.*(a)	38,700	1,007,748
Analogic Corp.	13,633	1,119,406
Anika Therapeutics, Inc.*	12,400	509,640
Cantel Medical Corp.	36,762	1,239,615
CONMED Corp.	29,949	1,301,284
CryoLife, Inc.	27,053	269,448
Cyberonics, Inc.*	26,597	1,735,454
Cynosure, Inc. (Class A Stock)*	21,290	623,797
Greatbatch, Inc.*	27,144	1,246,452
Haemonetics Corp.*	57,094	1,860,693
ICU Medical, Inc.*	14,792	885,745
Integra LifeSciences Holdings Corp.*	25,902	1,191,233
Invacare Corp.	31,402	598,836
Meridian Bioscience, Inc.	45,275	986,542
Merit Medical Systems, Inc.*	44,648	638,466
Natus Medical, Inc.*	30,425	784,965
Neogen Corp.*	40,120	1,803,394
NuVasive, Inc.*	50,500	1,939,705
SurModics, Inc.*	14,752	333,395
Symmetry Medical, Inc.*	40,177	404,181
West Pharmaceutical Services, Inc.	77,334	3,406,563

		24,777,381

Health Care Providers & Services — 3.2%
Air Methods Corp.*(a)	38,716	2,068,596
Almost Family, Inc.*	9,152	211,411
Amedisys, Inc.*	35,359	526,496
AMN Healthcare Services, Inc.*	50,399	692,482
Amsurg Corp.*	35,774	1,684,240
Bio-Reference Labs, Inc.*(a)	27,170	752,066
Centene Corp.*	63,408	3,947,148
Chemed Corp.(a)	19,511	1,745,259
Corvel Corp.*	12,490	621,502
Cross Country Healthcare, Inc.*	29,463	237,766
Ensign Group, Inc. (The)	21,600	942,624
Gentiva Health Services, Inc.*	31,192	284,471
Hanger, Inc.*(a)	38,309	1,290,247
Healthways, Inc.*	38,286	656,222
IPC The Hospitalist Co, Inc.*	18,705	918,041
Kindred Healthcare, Inc.	59,300	1,388,806
Landauer, Inc.	10,568	479,048

LHC Group, Inc.*	13,198	291,148
Magellan Health Services, Inc.*	30,241	1,794,803
Molina Healthcare, Inc.*(a)	31,322	1,176,454
MWI Veterinary Supply, Inc.*	14,196	2,209,182
PharMerica Corp.*	32,395	906,412

		24,824,424

Health Care Technology — 0.8%
Computer Programs & Systems, Inc.	11,536	745,225
HealthStream, Inc.*	22,600	603,420
Medidata Solutions, Inc.*(a)	56,000	3,043,040
Omnicell, Inc.*	39,222	1,122,534
Quality Systems, Inc.	47,834	807,438

		6,321,657

Hotels, Restaurants & Leisure — 3.3%
Biglari Holdings, Inc.*	1,636	797,534
BJ’s Restaurants, Inc.*	27,472	898,609
Boyd Gaming Corp.*	82,700	1,091,640
Buffalo Wild Wings, Inc.*(a)	20,765	3,091,909
Cracker Barrel Old Country Store, Inc.	26,178	2,545,549
DineEquity, Inc.	17,805	1,390,036
Interval Leisure Group, Inc.	43,436	1,135,417
Jack in the Box, Inc.*	46,117	2,718,136
Marcus Corp. (The)	19,358	323,279
Marriott Vacations Worldwide Corp.*	32,900	1,839,439
Monarch Casino & Resort, Inc.*	10,531	195,140
Multimedia Games Holding Co., Inc.*	32,599	946,675
Papa John’s International, Inc.	34,130	1,778,514
Pinnacle Entertainment, Inc.*(a)	65,013	1,540,808
Red Robin Gourmet Burgers, Inc.*	14,463	1,036,708
Ruby Tuesday, Inc.*	62,084	348,291
Ruth’s Hospitality Group, Inc.	38,448	464,836
Sonic Corp.*(a)	57,514	1,310,744
Texas Roadhouse, Inc.	65,330	1,703,806

		25,157,070

Household Durables — 1.6%
Blyth, Inc.(a)	9,166	98,351
Ethan Allen Interiors, Inc.	28,399	722,755
Helen of Troy Ltd.*	29,410	2,036,054
iRobot Corp.*(a)	31,800	1,305,390
La-Z-Boy, Inc.	57,501	1,558,277
M/I Homes, Inc.*	26,570	595,700
Meritage Homes Corp.*	40,397	1,691,826
Ryland Group, Inc. (The)	51,200	2,044,416
Standard Pacific Corp.*(a)	164,022	1,363,023
Universal Electronics, Inc.*	17,054	654,703

		12,070,495

Household Products — 0.2%
Central Garden and Pet Co. (Class A Stock)*	44,988	372,051
WD-40 Co.	15,809	1,226,304

		1,598,355

Insurance — 2.0%
AMERISAFE, Inc.	20,414	896,379
eHealth, Inc.*	20,391	1,035,863
Employers Holdings, Inc.	34,015	688,124
HCI Group, Inc.(a)	11,100	404,040

Horace Mann Educators Corp.	44,400	1,287,600
Infinity Property & Casualty Corp.	12,689	858,157
Meadowbrook Insurance Group, Inc.(a)	49,800	290,334
Navigators Group, Inc. (The)*	11,718	719,368
ProAssurance Corp.	66,566	2,964,184
RLI Corp.	37,710	1,668,291
Safety Insurance Group, Inc.	13,960	751,746
Selective Insurance Group, Inc.	61,307	1,429,679
Stewart Information Services Corp.	22,902	804,547
Tower Group International Ltd.	41,236	111,337
United Fire Group, Inc.	23,561	715,076
Universal Insurance Holdings, Inc.	30,200	383,540

		15,008,265

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.*	13,980	486,504
FTD Cos., Inc.*(a)	20,806	661,839
Nutrisystem, Inc.	31,328	472,113
PetMed Express, Inc.	21,981	294,765

		1,915,221

Internet Software & Services — 2.1%
Blucora, Inc.*	46,412	913,852
comScore, Inc.*	35,377	1,160,012
Dealertrack Technologies, Inc.*(a)	48,583	2,389,798
Dice Holdings, Inc.*	38,200	284,972
Digital River, Inc.*	30,700	535,101
j2 Global, Inc.	48,878	2,446,344
Liquidity Services, Inc.*(a)	28,700	747,635
LivePerson, Inc.*	54,000	651,780
LogMeIn, Inc.*	25,100	1,126,739
Monster Worldwide, Inc.*	104,500	781,660
NIC, Inc.	65,600	1,266,736
OpenTable, Inc.*(a)	25,800	1,984,794
Perficient, Inc.*	37,314	676,130
QuinStreet, Inc.*	31,200	207,168
Stamps.com, Inc.*	16,020	537,631
XO Group, Inc.*	26,595	269,673

		15,980,025

IT Services — 2.0%
CACI International, Inc. (Class A Stock)*(a)	25,844	1,907,287
Cardtronics, Inc.*	48,800	1,895,880
CIBER, Inc.*	72,123	330,323
CSG Systems International, Inc.	37,324	971,917
ExlService Holdings, Inc.*	33,400	1,032,394
Forrester Research, Inc.	13,962	500,538
Heartland Payment Systems, Inc.	40,311	1,670,891
Higher One Holdings, Inc.*	34,800	251,604
iGATE Corp.*	32,100	1,012,434
MAXIMUS, Inc.	74,672	3,349,786
Sykes Enterprises, Inc.*	42,670	847,853
TeleTech Holdings, Inc.*	20,967	513,901
Virtusa Corp.*	28,600	958,386

		15,243,194

Leisure Products — 0.4%
Arctic Cat, Inc.	14,457	690,900
Callaway Golf Co.	84,980	868,496
JAKKS Pacific, Inc.	18,430	133,065
Sturm Ruger & Co., Inc.(a)	21,327	1,275,354

		2,967,815

Life Sciences Tools & Services — 0.7%
Affymetrix, Inc.*(a)	77,800	554,714
Cambrex Corp.*	33,032	623,314
Luminex Corp.*	40,600	735,266
PAREXEL International Corp.*	62,257	3,367,481

		5,280,775

Machinery — 3.4%
Actuant Corp. (Class A Stock)	79,964	2,730,771
Albany International Corp. (Class A Stock)	31,104	1,105,436
Astec Industries, Inc.	20,510	900,594
Barnes Group, Inc.	51,916	1,997,209
Briggs & Stratton Corp.	51,646	1,149,123
CIRCOR International, Inc.	19,388	1,421,722
EnPro Industries, Inc.*(a)	23,378	1,698,879
ESCO Technologies, Inc.	29,221	1,028,287
Federal Signal Corp.*	68,700	1,023,630
John Bean Technologies Corp.	30,147	931,542
Lindsay Corp.(a)	14,279	1,259,122
Lydall, Inc.*	18,256	417,515
Mueller Industries, Inc.	62,298	1,868,317
Standex International Corp.	13,970	748,513
Tennant Co.	20,400	1,338,648
Titan International, Inc.	58,400	1,109,016
Toro Co. (The)	62,066	3,921,951
Watts Water Technologies, Inc. (Class A Stock)	31,421	1,844,098

		26,494,373

Marine — 0.2%
Matson, Inc.	47,200	1,165,368

Media — 0.7%
EW Scripps Co. (The) (Class A Stock)*	32,801	581,234
Harte-Hanks, Inc.	47,400	419,016
Live Nation Entertainment, Inc.*	156,176	3,396,828
Scholastic Corp.	28,400	979,232
Sizmek, Inc.*	25,700	273,191

		5,649,501

Metals & Mining — 1.9%
A.M. Castle & Co.*	18,583	272,984
AK Steel Holding Corp.*(a)	149,500	1,079,390
AMCOL International Corp.	27,591	1,263,116
Century Aluminum Co.*	56,363	744,555
Globe Specialty Metals, Inc.	70,000	1,457,400
Haynes International, Inc.	13,600	734,400
Kaiser Aluminum Corp.	19,800	1,414,116
Materion Corp	22,578	766,071
Olympic Steel, Inc.	9,938	285,221
RTI International Metals, Inc.*	33,411	928,158
Stillwater Mining Co.*(a)	130,800	1,937,148
SunCoke Energy, Inc.*	76,200	1,740,408
US Silica Holdings, Inc.(a)	58,800	2,244,396

		14,867,363

Multi-Utilities — 0.5%
Avista Corp.	66,103	2,026,057
NorthWestern Corp.	42,600	2,020,518

		4,046,575

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	37,266	671,160
Tuesday Morning Corp.*	40,732	576,358

		1,247,518

Oil, Gas & Consumable Fuels — 2.1%
Approach Resources, Inc.*(a)	39,000	815,490
Arch Coal, Inc.(a)	231,200	1,114,384
Carrizo Oil & Gas, Inc.*	45,500	2,432,430
Cloud Peak Energy, Inc.*	66,800	1,412,152
Comstock Resources, Inc.	48,400	1,105,940
Contango Oil & Gas Co.*	17,000	811,580
Forest Oil Corp.*	129,000	246,390
Green Plains Renewable Energy, Inc.	28,900	865,844
Northern Oil and Gas, Inc.*(a)	61,900	904,978
PDC Energy, Inc.*	39,226	2,442,211
Penn Virginia Corp.*(a)	57,998	1,014,385
PetroQuest Energy, Inc.*	62,145	354,227
Stone Energy Corp.*(a)	54,694	2,295,507
Swift Energy Co.*(a)	46,844	504,041

		16,319,559

Paper & Forest Products — 1.3%
Boise Cascade Co.*	34,400	985,216
Clearwater Paper Corp.*	22,980	1,440,156
Deltic Timber Corp.	12,291	801,742
KapStone Paper and Packaging Corp.*	88,300	2,546,572
Neenah Paper, Inc.	17,978	929,822
P.H. Glatfelter Co.	47,500	1,292,950
Schweitzer-Mauduit International, Inc.	33,476	1,425,743
Wausau Paper Corp.	54,167	689,546

		10,111,747

Personal Products — 0.1%
Inter Parfums, Inc.	18,800	680,748
Medifast, Inc.*	13,200	383,988

		1,064,736

Pharmaceuticals — 1.5%
Akorn, Inc.*(a)	78,100	1,718,200
Hi-Tech Pharmacal Co., Inc.*	12,100	524,293
Impax Laboratories, Inc.*	71,300	1,883,746
Medicines Co. (The)*	71,100	2,020,662
Prestige Brands Holdings, Inc.*	56,800	1,547,800
Questcor Pharmaceuticals, Inc.(a)	61,300	3,980,209

		11,674,910

Professional Services — 1.5%
CDI Corp.	15,688	269,049
Exponent, Inc.	14,340	1,076,360
Heidrick & Struggles International, Inc.	17,614	353,513
Insperity, Inc.	24,779	767,653
Kelly Services, Inc. (Class A Stock)	29,739	705,707
Korn/Ferry International*	54,400	1,619,488
Navigant Consulting, Inc.*	53,300	994,578
On Assignment, Inc.*	51,086	1,971,409
Resources Connection, Inc.	42,100	593,189
TrueBlue, Inc.*	45,118	1,320,153
WageWorks, Inc.*	32,900	1,846,019

		11,517,118

Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	61,405	1,619,864
Agree Realty Corp.	16,200	492,642
American Assets Trust, Inc.	37,700	1,271,998
Associated Estates Realty Corp.(a)	63,100	1,068,914
Capstead Mortgage Corp.	105,000	1,329,300
Cedar Realty Trust, Inc.	72,566	443,378
CoreSite Realty Corp.	23,300	722,300
Cousins Properties, Inc.	202,900	2,327,263
DiamondRock Hospitality Co.(a)	214,270	2,517,673
EastGroup Properties, Inc.	33,963	2,136,612
EPR Properties	58,170	3,105,696
Franklin Street Properties Corp.	95,502	1,203,325
Geo Group, Inc. (The)	79,273	2,555,762
Getty Realty Corp.	29,000	547,810
Government Properties Income Trust(a)	60,200	1,517,040
Health Care Realty Trust, Inc.	105,500	2,547,825
Inland Real Estate Corp.	91,835	968,859
Kite Realty Group Trust	142,291	853,746
LaSalle Hotel Properties(a)	114,372	3,580,987
Lexington Realty Trust(a)	222,816	2,430,923
LTC Properties, Inc.	38,126	1,434,682
Medical Properties Trust, Inc.	187,166	2,393,853
Parkway Properties, Inc.	79,448	1,449,926
Pennsylvania Real Estate Investment Trust	74,722	1,348,732
Post Properties, Inc.	59,761	2,934,265
PS Business Parks, Inc.	22,202	1,856,531
Sabra Health Care REIT, Inc.	42,800	1,193,692
Saul Centers, Inc.	13,900	658,304
Sovran Self Storage, Inc.	35,797	2,629,290
Tanger Factory Outlet Centers, Inc.(a)	104,984	3,674,440
Universal Health Realty Income Trust	14,100	595,584
Urstadt Biddle Properties, Inc. (Class A Stock)	27,650	571,249

		53,982,465

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*	38,256	680,957

Road & Rail — 0.7%
Arkansas Best Corp.	26,695	986,380
Heartland Express, Inc.	54,948	1,246,770
Knight Transportation, Inc.	66,388	1,535,555
Roadrunner Transportation Systems, Inc.*	27,400	691,576
Saia, Inc.*	26,900	1,027,849

		5,488,130

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries, Inc.*	41,497	1,016,676
ATMI, Inc.*	36,406	1,238,168
Brooks Automation, Inc.	73,005	797,945
Cabot Microelectronics Corp.*	26,911	1,184,084
Ceva, Inc.*	24,000	421,440
Cirrus Logic, Inc.*(a)	68,500	1,361,095
Cohu, Inc.	24,697	265,246
Diodes, Inc.*	39,770	1,038,792
DSP Group, Inc.*	24,028	207,602
Entropic Communications, Inc.*	98,300	402,047

Exar Corp.*	52,023	621,675
GT Advanced Technologies, Inc.*(a)	148,800	2,537,040
Hittite Microwave Corp.	34,506	2,175,258
Kopin Corp.*	66,196	250,221
Kulicke & Soffa Industries, Inc. (Singapore)*	83,232	1,049,555
Micrel, Inc.	49,302	546,266
Microsemi Corp.*	104,219	2,608,602
MKS Instruments, Inc.	58,685	1,754,095
Monolithic Power Systems, Inc.*	38,800	1,504,276
Nanometrics, Inc.*	24,200	434,874
Pericom Semiconductor Corp.*	22,560	176,645
Power Integrations, Inc.	33,300	2,190,474
Rubicon Technology, Inc.*(a)	24,300	274,347
Rudolph Technologies, Inc.*(a)	35,894	409,550
Sigma Designs, Inc.*	32,858	156,404
Supertex, Inc.*	11,472	378,347
Synaptics, Inc.*(a)	39,179	2,351,524
Tessera Technologies, Inc.	52,477	1,240,031
TriQuint Semiconductor, Inc.*	179,676	2,405,862
Ultratech, Inc.*	30,811	899,373
Veeco Instruments, Inc.	43,842	1,838,295

		33,735,809

Software — 2.7%
Blackbaud, Inc.	50,683	1,586,378
Bottomline Technologies (de), Inc.*	41,000	1,441,150
Ebix, Inc.(a)	34,757	593,302
Epiq Systems, Inc.	33,717	459,563
Interactive Intelligence Group, Inc.*	17,379	1,259,978
Manhattan Associates, Inc.*	84,072	2,945,042
MicroStrategy, Inc. (Class A Stock)*	9,960	1,149,284
Monotype Imaging Holdings, Inc.	42,900	1,293,006
NetScout Systems, Inc.*	40,895	1,536,834
Progress Software Corp.*	56,647	1,234,905
Synchronoss Technologies, Inc.*	33,400	1,145,286
Take-Two Interactive Software, Inc.*	102,412	2,245,895
Tangoe, Inc.*(a)	37,000	687,830
Tyler Technologies, Inc.*	31,927	2,671,651
VASCO Data Security International, Inc.*	31,100	234,494

		20,484,598

Specialty Retail — 4.5%
Aeropostale, Inc.*(a)	85,500	429,210
Barnes & Noble, Inc.*	40,500	846,450
Big 5 Sporting Goods Corp.	19,237	308,754
Brown Shoe Co., Inc.	44,834	1,189,894
Buckle, Inc. (The)(a)	30,859	1,413,342
Cato Corp. (The) (Class A Stock)	29,403	795,057
Children’s Place Retail Stores, Inc. (The)	24,465	1,218,602
Christopher & Banks Corp.*	39,678	262,272
Finish Line, Inc. (The) (Class A Stock)	53,846	1,458,688
Francesca’s Holdings Corp.*(a)	46,100	836,254
Genesco, Inc.*	26,222	1,955,374
Group 1 Automotive, Inc.(a)	23,264	1,527,514
Haverty Furniture Cos., Inc.	21,941	651,648
Hibbett Sports, Inc.*(a)	28,396	1,501,580
Jos. A. Bank Clothiers, Inc.*(a)	30,731	1,976,003
Kirkland’s, Inc.*	16,300	301,387
Lithia Motors, Inc. (Class A Stock)	24,730	1,643,556
Lumber Liquidators Holdings, Inc.*(a)	30,222	2,834,824
MarineMax, Inc.*	26,742	406,211

Men’s Wearhouse, Inc. (The)	49,567	2,427,792
Monro Muffler Brake, Inc.	32,772	1,864,071
Outerwall, Inc.*(a)	22,131	1,604,497
Pep Boys-Manny Moe & Jack (The)*	58,226	740,635
Select Comfort Corp.*	60,200	1,088,416
Sonic Automotive, Inc. (Class A Stock)	37,447	841,809
Stage Stores, Inc.	34,279	838,122
Stein Mart, Inc.	30,183	422,864
Vitamin Shoppe, Inc.*	33,500	1,591,920
Zale Corp.*	35,262	737,328
Zumiez, Inc.*	24,150	585,396

		34,299,470

Technology Hardware, Storage & Peripherals — 0.6%
Electronics For Imaging, Inc.*	51,700	2,239,127
Intevac, Inc.*	26,144	253,597
QLogic Corp.*	95,100	1,212,525
Super Micro Computer, Inc.*	36,300	630,531

		4,335,780

Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc.*	96,943	1,512,311
G-III Apparel Group Ltd.*	18,200	1,302,756
Iconix Brand Group, Inc.*(a)	53,331	2,094,308
Movado Group, Inc.	19,717	898,109
Oxford Industries, Inc.	15,916	1,244,631
Perry Ellis International, Inc.*	13,479	185,202
Quiksilver, Inc.*	140,093	1,052,098
Skechers U.S.A., Inc. (Class A Stock)*	43,576	1,592,267
Steven Madden Ltd.*	64,000	2,302,720
Wolverine World Wide, Inc.	110,854	3,164,882

		15,349,284

Thrifts & Mortgage Finance — 0.9%
Bank Mutual Corp.	46,335	293,764
BofI Holding, Inc.*	13,500	1,157,625
Brookline Bancorp, Inc.	77,032	725,642
Dime Community Bancshares, Inc.	31,881	541,339
Northwest Bancshares, Inc.	103,200	1,506,720
Oritani Financial Corp.	43,200	682,992
Provident Financial Services, Inc.	58,400	1,072,808
TrustCo Bank Corp.	103,495	728,605

		6,709,495

Tobacco
Alliance One International, Inc.*	87,638	255,903

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	46,228	2,230,039
DXP Enterprises, Inc.*	11,700	1,110,681
Kaman Corp.	29,422	1,196,887

		4,537,607

Water Utilities — 0.2%
American States Water Co.	42,552	1,374,004

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	16,621	224,383
USA Mobility, Inc.	23,580	428,449

		652,832

TOTAL COMMON STOCKS (cost $446,764,926)		757,271,320

EXCHANGE TRADED FUND — 0.4%
iShares Core S&P Small-Cap ETF(a) (cost $1,664,568)	28,900	3,183,046

TOTAL LONG-TERM INVESTMENTS (cost $448,429,494)		760,454,366

SHORT-TERM INVESTMENTS — 14.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $107,184,461; includes $99,490,534 of cash collateral received for securities on loan)(b)(c)	107,184,461	107,184,461

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.050%, 06/19/14 (cost $749,918)(d)(e)	750	749,963

TOTAL SHORT-TERM INVESTMENTS (cost $107,934,379)		107,934,424

TOTAL INVESTMENTS — 112.9% (cost $556,363,873)		868,388,790
Liabilities in excess of other assets(f) — (12.9)%		(99,022,003)

NET ASSETS — 100.0%		$769,366,787

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,096,343; cash collateral of $99,490,534 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation(1)
	Long Position:
78	Russell 2000 Mini Index	Jun. 2014	$9,183,815	$9,129,900	$(53,915)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,792,307	$—	$—
Air Freight & Logistics	4,057,303	—	—
Airlines	2,529,196	—	—
Auto Components	4,798,316	—	—
Automobiles	833,505	—	—
Banks	59,562,466	—	—
Beverages	2,404,472	—	—
Biotechnology	5,207,706	—	—
Building Products	7,170,071	—	—
Capital Markets	13,561,548	—	—
Chemicals	22,293,984	—	—
Commercial Services & Supplies	14,773,273	—	—
Communications Equipment	13,022,099	—	—
Construction & Engineering	6,669,491	—	—
Construction Materials	3,176,113	—	—
Consumer Finance	9,103,479	—	—
Containers & Packaging	576,086	—	—
Distributors	3,326,772	—	—
Diversified Consumer Services	6,223,713	—	—
Diversified Financial Services	3,609,895	—	—
Diversified Telecommunication Services	3,343,610	—	—
Electric Utilities	8,812,104	—	—
Electrical Equipment	10,850,994	—	—
Electronic Equipment, Instruments & Components	40,819,750	—	—
Energy Equipment & Services	18,534,604	—	—
Food & Staples Retailing	5,552,110	—	—
Food Products	16,499,507	—	—
Gas Utilities	12,977,067	—	—
Health Care Equipment & Supplies	24,777,381	—	—
Health Care Providers & Services	24,824,424	—	—
Health Care Technology	6,321,657	—	—
Hotels, Restaurants & Leisure	25,157,070	—	—
Household Durables	12,070,495	—	—
Household Products	1,598,355	—	—
Insurance	15,008,265	—	—
Internet & Catalog Retail	1,915,221	—	—
Internet Software & Services	15,980,025	—	—
IT Services	15,243,194	—	—
Leisure Products	2,967,815	—	—

Life Sciences Tools & Services	5,280,775	—	—
Machinery	26,494,373	—	—
Marine	1,165,368	—	—
Media	5,649,501	—	—
Metals & Mining	14,867,363	—	—
Multi-Utilities	4,046,575	—	—
Multiline Retail	1,247,518	—	—
Oil, Gas & Consumable Fuels	16,319,559	—	—
Paper & Forest Products	10,111,747	—	—
Personal Products	1,064,736	—	—
Pharmaceuticals	11,674,910	—	—
Professional Services	11,517,118	—	—
Real Estate Investment Trusts (REITs)	53,982,465	—	—
Real Estate Management & Development	680,957	—	—
Road & Rail	5,488,130	—	—
Semiconductors & Semiconductor Equipment	33,735,809	—	—
Software	20,484,598	—	—
Specialty Retail	34,299,470	—	—
Technology Hardware, Storage & Peripherals	4,335,780	—	—
Textiles, Apparel & Luxury Goods	15,349,284	—	—
Thrifts & Mortgage Finance	6,709,495	—	—
Tobacco	255,903	—	—
Trading Companies & Distributors	4,537,607	—	—
Water Utilities	1,374,004	—	—
Wireless Telecommunication Services	652,832	—	—
Exchange Traded Fund	3,183,046	—	—
Affiliated Money Market Mutual Fund	107,184,461	—	—
U.S. Treasury Obligation	—	749,963	—
Other Financial Instruments*
Futures Contracts	(53,915)	—	—

Total	$867,584,912	$749,963	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SP International Growth Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 96.7%
Australia — 0.9%
Brambles Ltd.	34,300	$295,119
CSL Ltd.	5,669	366,171
Iluka Resources Ltd.	15,760	145,123

		806,413

Austria — 0.3%
Andritz AG	4,960	306,685

Belgium — 0.3%
Colruyt SA	4,645	256,056

Brazil — 0.6%
Cielo SA	11,959	379,168
Kroton Educacional SA	6,200	134,602

		513,770

Canada — 3.3%
Agrium, Inc.	1,980	193,090
Alimentation Couche Tard, Inc. (Class B Stock)	5,494	444,340
Bank of Nova Scotia	3,063	177,407
Brookfield Asset Management, Inc. (Class A Stock)	8,888	363,075
Canadian Pacific Railway Ltd.	6,629	997,200
Cenovus Energy, Inc.	4,710	136,209
New Gold, Inc.*	26,825	132,730
Shawcor Ltd.	5,345	222,890
Silver Wheaton Corp.	8,625	195,672
Suncor Energy, Inc.	4,070	142,146

		3,004,759

China — 5.0%
Baidu, Inc., ADR*	1,163	177,218
China Mobile Ltd., ADR(a)	7,905	360,389
CIMC Enric Holdings Ltd.	58,000	81,981
PICC Property & Casualty Co. Ltd. (Class H Stock)	90,800	124,629
SouFun Holdings Ltd., ADR	1,680	114,946
Tencent Holdings Ltd.	38,710	2,701,965
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	88,289	283,675
Vipshop Holdings Ltd., ADS*	4,897	731,122

		4,575,925

Denmark — 1.9%
Coloplast A/S (Class B Stock)	4,474	361,728
Jyske Bank A/S*	4,872	267,031
Novo Nordisk A/S (Class B Stock)	21,277	968,790
Tryg A/S	1,364	134,923

		1,732,472

Finland — 0.4%
Sampo OYJ (Class A Stock)	7,003	363,526

France — 6.3%
Arkema SA	3,000	339,379
BNP Paribas SA	16,915	1,304,139
Cap Gemini SA	4,963	375,733
Eutelsat Communications SA	8,655	293,715
Pernod-Ricard SA	1,530	178,055
Publicis Groupe SA	3,050	275,359
Rexel SA	20,000	524,750
Sanofi	4,750	496,373
Schneider Electric SA	4,925	436,487
Sodexo	4,820	505,194
Total SA	5,369	353,414
Valeo SA	1,596	224,771
Vinci SA	6,171	458,072

		5,765,441

Germany — 7.4%
Bayer AG	11,620	1,573,632
Bayerische Motoren Werke AG	2,760	348,772
Brenntag AG	3,662	680,094
Continental AG	6,885	1,651,152
Deutsche Boerse AG	6,100	485,645
Linde AG	1,975	395,449
ProSiebenSat.1 Media AG(a)	5,692	261,089
Rational AG	279	99,429
SAP AG, ADR(a)	3,830	311,417
Wirecard AG	22,493	933,953

		6,740,632

Hong Kong — 2.4%
AIA Group Ltd.	57,400	273,003
Galaxy Entertainment Group Ltd.*	71,335	622,623
Jardine Matheson Holdings Ltd.	4,932	305,784
Sands China Ltd.	136,200	1,021,492

		2,222,902

India — 0.4%
Tata Motors Ltd.(a)	9,007	318,938

Indonesia — 0.6%
PT Bank Rakyat Indonesia Persero Tbk	361,300	307,170
PT Tower Bersama Infrastructure Tbk	215,335	114,169
PT Tower Bersama Infrastructure Tbk, 144A	256,930	136,222

		557,561

Ireland — 1.3%
Shire PLC	20,363	1,008,070
Smurfit Kappa Group PLC	8,980	217,786

		1,225,856

Israel — 1.4%
Bezeq Israeli Telecommunication Corp. Ltd. (The)	241,759	430,960
Check Point Software Technologies Ltd.*(a)	12,917	873,577

		1,304,537

Italy — 6.9%
Azimut Holding SpA	52,317	1,868,946
Brunello Cucinelli SpA	22,006	582,880
Intesa Sanpaolo SpA	131,096	444,837
Luxottica Group SpA	18,833	1,088,193
Moncler SpA*	20,918	357,629
Moncler SpA, 144A*	8,467	144,758
World Duty Free SpA*	58,557	821,230
World Duty Free SpA, 144A*	3,190	44,738
Yoox SpA*	28,563	977,294

		6,330,505

Japan — 12.8%
Astellas Pharma, Inc.	25,500	302,751
Daikin Industries Ltd.	5,600	314,045
Denso Corp.	7,200	345,286
FANUC Corp.	2,700	477,338
Fuji Heavy Industries Ltd.	39,935	1,081,435
Hino Motors Ltd.	55,906	827,979
Hoya Corp.	4,200	131,380
Kansai Paint Co. Ltd.	35,600	506,823
Keyence Corp.	2,200	906,326
Lawson, Inc.	2,600	183,974
Miraca Holdings, Inc.	4,000	175,226
MISUMI Group, Inc.	6,000	166,252
Murata Manufacturing Co. Ltd.	10,348	978,103
ORIX Corp.	22,900	322,752
Pigeon Corp.	14,197	639,679
Sanrio Co. Ltd.	6,900	232,908
Santen Pharmaceutical Co. Ltd.	5,100	225,660
Secom Co. Ltd.	5,000	287,426
SMC Corp.	3,300	870,319
Softbank Corp.	20,402	1,541,744
Start Today Co. Ltd.	2,500	63,956
Sugi Holdings Co. Ltd.	5,000	222,306
Sumitomo Mitsui Financial Group, Inc.	9,100	390,062
Toyota Motor Corp.	8,900	501,905

		11,695,635

Macau — 0.3%
MGM China Holdings Ltd.	78,800	278,404

Mexico — 0.7%
Alfa SAB de CV (Class A Stock)	254,141	642,385

Netherlands — 2.6%
Akzo Nobel NV	5,660	461,634
ASML Holding NV	3,565	331,844
Koninklijke Ahold NV	21,925	440,338
NXP Semiconductors NV*	3,090	181,723
Randstad Holding NV	9,578	560,591
Unilever NV, CVA	8,705	358,079

		2,334,209

Norway — 0.6%
DnB ASA	19,745	343,097
Telenor ASA	10,210	225,976

		569,073

Russia — 0.2%
Sberbank of Russia, ADR	17,760	173,515

Singapore — 0.2%
United Overseas Bank Ltd.	11,400	196,644

South Africa — 1.4%
Aspen Pharmacare Holdings Ltd.	27,863	743,602
Aspen Pharmacare Holdings Ltd., 144A	2,865	76,460
Bidvest Group Ltd.	8,649	228,521
Discovery Ltd.	30,745	246,296

		1,294,879

South Korea — 1.8%
NAVER Corp.	1,557	1,137,654
Samsung Electronics Co. Ltd.	420	530,953

		1,668,607

Spain — 2.1%
Amadeus IT Holding SA (Class A Stock)	6,429	267,159
Inditex SA	10,315	1,547,560
Mapfre SA	30,017	126,657

		1,941,376

Sweden — 2.7%
Assa Abloy AB (Class B Stock)	13,646	726,878
Elekta AB (Class B Stock)(a)	11,375	151,429
Hexagon AB (Class B Stock)	18,615	632,884
Nordea Bank AB	43,630	618,918
Telefonaktiebolaget LM Ericsson (Class B Stock)	27,595	368,044

		2,498,153

Switzerland — 9.6%
Actelion Ltd.*	2,801	265,446
Cie Financiere Richemont SA	2,780	265,596
Geberit AG	1,008	330,300
Givaudan SA*	413	638,809
Julius Baer Group Ltd.*	5,990	266,021
Novartis AG	5,905	501,381
Partners Group Holding AG	2,166	608,402
Roche Holding AG	9,570	2,878,309
SGS SA	250	616,568
Sika AG	184	752,660
Sonova Holding AG*	1,675	245,047
Sulzer AG	2,166	298,059
Swatch Group AG (The)	1,419	890,186
UBS AG*	9,420	194,932

		8,751,716

United Arab Emirates — 0.1%
Dragon Oil PLC	12,801	120,896

United Kingdom — 17.1%
Amlin PLC	60,214	486,093
AON PLC	3,910	329,535
ARM Holdings PLC	51,617	871,717
Ashtead Group PLC	78,819	1,251,760
ASOS PLC*	16,212	1,401,361
ASOS PLC, 144A*	568	49,098
Babcock International Group PLC	12,403	278,526
Berkeley Group Holdings PLC	7,361	322,059
BG Group PLC	10,232	191,023
Bunzl PLC	19,632	523,441
Burberry Group PLC	43,235	1,005,178
Compass Group PLC	67,268	1,027,095
Hargreaves Lansdown PLC	42,166	1,025,737
Howden Joinery Group PLC	24,670	153,203
ICAP PLC	21,710	136,825
IMI PLC	8,070	196,372
InterContinental Hotels Group PLC	9,362	301,362
Johnson Matthey PLC	5,465	298,381
Jupiter Fund Management PLC	27,585	184,565
Meggitt PLC	19,225	154,182
Prudential PLC	27,248	576,958
Reed Elsevier PLC	32,945	503,446
Rolls-Royce Holdings PLC*	8,449	151,248
SABMiller PLC	18,143	907,185
Sports Direct International PLC*	8,051	114,394
Sports Direct International PLC, 144A*	35,093	498,623

St. James’s Place PLC	103,752	1,429,708
TalkTalk Telecom Group PLC	47,700	255,219
Travis Perkins PLC	6,576	207,062
Tullow Oil PLC	28,165	351,973
WPP PLC	19,610	405,181

		15,588,510

United States — 5.1%
Core Laboratories NV	4,925	977,317
Jazz Pharmaceuticals, PLC*	6,449	894,347
Michael Kors Holdings Ltd.*	16,837	1,570,387
Nielsen Holdings NV	7,905	352,800
Stratasys Ltd.*(a)	8,137	863,254

		4,658,105

TOTAL COMMON STOCKS (cost $72,592,231)		88,438,085

PREFERRED STOCKS — 0.9%
Germany
Henkel AG & Co. KGaA (PRFC)	3,675	395,587
Volkswagen AG (PRFC)	1,495	387,649

TOTAL PREFERRED STOCKS (cost $689,986)		783,236

TOTAL LONG-TERM INVESTMENTS (cost $73,282,217)		89,221,321

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,967,171; includes $2,911,403 of cash collateral for securities on loan)(b)(w)	3,967,171	3,967,171

TOTAL INVESTMENTS — 101.9% (cost $77,249,388)		93,188,492
Liabilities in excess of other assets — (1.9)%		(1,737,994)

NET ASSETS — 100.0%		$91,450,498

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,877,526; cash collateral of $2,911,403 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$806,413	$—
Austria	—	306,685	—
Belgium	—	256,056	—
Brazil	513,770	—	—
Canada	3,004,759	—	—
China	1,383,675	3,192,250	—
Denmark	—	1,732,472	—
Finland	—	363,526	—
France	524,750	5,240,691	—
Germany	311,417	6,429,215	—
Hong Kong	305,784	1,917,118	—
India	318,938	—	—
Indonesia	—	557,561	—
Ireland	—	1,225,856	—
Israel	873,577	430,960	—
Italy	357,629	5,972,876	—
Japan	—	11,695,635	—
Macau	—	278,404	—
Mexico	642,385	—	—
Netherlands	181,723	2,152,486	—
Norway	—	569,073	—
Russia	173,515	—	—
Singapore	—	196,644	—
South Africa	—	1,294,879	—
South Korea	—	1,668,607	—
Spain	—	1,941,376	—
Sweden	—	2,498,153	—
Switzerland	—	8,751,716	—
United Arab Emirates	—	120,896	—
United Kingdom	329,535	15,258,975	—
United States	4,658,105	—	—
Preferred Stocks:
Germany	—	783,236	—
Affiliated Money Market Mutual Fund	3,967,171	—	—

Total	$17,546,733	$75,641,759	$—

Fair Value of Level 2 investments at 12/31/13 was $78,768,941, which was a result of valuing investments using third party vendor modeling tools. An amount of $1,814,953 was transferred from Level 2 into Level 1 at 03/31/14 as a result of using quoted prices in active markets for such foreign securities. An amount of $1,393,955 was transferred from Level 1 into Level 2 at 03/31/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Pharmaceuticals	10.7%
Textiles, Apparel & Luxury Goods	6.5
Banks	4.6
Internet Software & Services	4.5
Insurance	4.4
Affiliated Money Market Mutual Fund (3.2% represents investments purchased with collateral from securities on loan)	4.3
Hotels, Restaurants & Leisure	4.1
Chemicals	3.9
Trading Companies & Distributors	3.8
Specialty Retail	3.7
Internet & Catalog Retail	3.6
Machinery	3.4
Capital Markets	3.3
Electronic Equipment, Instruments & Components	2.9
Automobiles	2.9
Auto Components	2.4
Wireless Telecommunication Services	2.4
Diversified Financial Services	2.2
Semiconductors & Semiconductor Equipment	2.2
IT Services	2.1
Media	1.9
Professional Services	1.7
Building Products	1.5
Oil, Gas & Consumable Fuels	1.5
Energy Equipment & Services	1.3
Software	1.3
Food & Staples Retailing	1.2
Beverages	1.2
Household Products	1.2
Road & Rail	1.1
Diversified Telecommunication Services	1.0
Industrial Conglomerates	0.9
Technology Hardware Storage & Peripherals	0.9
Commercial Services & Supplies	0.9
Health Care Equipment & Supplies	0.8
Biotechnology	0.7
Metals & Mining	0.5
Construction & Engineering	0.5
Food	0.5

Electrical Equipment	0.5
Communications Equipment	0.4
Real Estate Management & Development	0.4
Food Products	0.4
Household Durables	0.4
Aerospace & Defense	0.4
Multiline Retail	0.3
Containers & Packaging	0.2
Health Care Providers & Services	0.2
Diversified Consumer Services	0.2

101.9
Liabilities in excess of other assets	(1.9)

100.0%

SP International Value Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.3%
Argentina — 0.2%
MercadoLibre, Inc.	3,219	$ 306,159

Australia — 3.7%
Arrium Ltd.	269,600	339,215
Ausdrill Ltd.	62,500	46,539
Bendigo and Adelaide Bank Ltd.	32,600	344,388
Challenger Ltd.	123,500	734,785
Downer EDI Ltd.	101,900	476,674
Emeco Holdings Ltd.*	294,100	68,578
Fortescue Metals Group Ltd.	50,000	244,795
GrainCorp Ltd. (Class A Stock)	31,900	249,378
Leighton Holdings Ltd.	17,300	339,126
Lend Lease Group	51,500	567,168
Mineral Resources Ltd.	25,100	267,758
National Australia Bank Ltd.	17,500	576,979
Pacific Brands Ltd.	502,100	247,021
Rio Tinto Ltd.	6,000	353,897
Toll Holdings Ltd.	82,500	398,973

		5,255,274

Austria — 0.7%
OMV AG	15,300	694,495
Voestalpine AG	6,500	286,059

		980,554

Belgium — 1.4%
AGFA-Gevaert NV*	84,400	286,035
Anheuser-Busch InBev NV	11,099	1,168,901
Delhaize Group SA	7,300	533,867

		1,988,803

Brazil — 0.3%
Embraer SA, ADR	10,040	356,320
Natura Cosmeticos SA	3,970	66,470

		422,790

Canada — 0.5%
Canadian National Railway Co.	13,339	749,421

China — 3.0%
Baidu, Inc., ADR*	6,349	967,461
China Mobile Ltd.	109,672	1,006,946
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,703,891	1,050,415
SINA Corp.*	5,644	340,954
Sinopharm Group Co. Ltd. (Class H Stock)	107,044	294,229
Tencent Holdings Ltd.	8,143	568,383

		4,228,388

Denmark — 1.5%
A.P. Moeller-Maersk A/S (Class B Stock)	20	239,375
Novo Nordisk A/S (Class B Stock)	42,488	1,934,575

		2,173,950

Finland — 0.9%
Kone OYJ (Class B Stock)	16,151	678,158
Tieto OYJ	21,500	552,354

		1,230,512

France — 11.0%
Air Liquide SA	5,921	801,827
Alstom SA	16,300	444,840
AXA SA	19,800	514,382
BNP Paribas SA	8,300	639,926
Cie Generale des Etablissements Michelin (Class B Stock)	13,142	1,642,954
Ciments Francais SA	4,200	455,371
CNP Assurances SA	10,800	228,746
Credit Agricole SA*	53,627	845,179
Electricite de France SA	5,800	229,337
LVMH Moet Hennessy Louis Vuitton SA	8,567	1,552,455
Publicis Groupe SA	15,482	1,397,739
Renault SA	5,700	553,666
Sanofi	9,600	1,003,197
SCOR SE	13,800	483,352
Societe Generale SA	9,318	573,578
Thales SA	9,700	643,211
Total SA	33,954	2,235,020
Valeo SA	6,500	915,423
Vivendi SA	19,720	548,867

		15,709,070

Germany — 8.4%
Adidas AG	11,448	1,237,871
Allianz SE	6,900	1,166,236
BASF SE	7,800	867,932
Continental AG	2,600	623,529
Daimler AG	9,900	936,534
Deutsche Bank AG	34,153	1,530,696
E.ON SE	12,200	238,268
Freenet AG	13,900	486,509
Fresenius Medical Care AG & Co. KGaA	16,744	1,171,530
Hannover Rueck SE	6,900	617,213
Muenchener Rueckversicherungs AG	2,400	524,444
Rheinmetall AG	7,400	521,011
RWE AG	6,300	255,653
SAP AG	8,686	704,574
Stada Arzneimittel AG	4,800	205,614
Volkswagen AG	3,900	989,447

		12,077,061

Hong Kong — 3.1%
AIA Group Ltd.	266,476	1,267,400
Cheung Kong Holdings Ltd.	15,000	249,415
First Pacific Co. Ltd.	246,000	245,196
Hong Kong Exchanges & Clearing Ltd.	66,533	1,010,435
Huabao International Holdings Ltd.	774,000	355,274
Kingboard Chemical Holdings Ltd.	144,000	281,579
Sands China Ltd.	108,263	811,966
Skyworth Digital Holdings Ltd.	472,000	259,903

		4,481,168

Ireland — 0.4%
Permanent TSB Group Holdings PLC*	45,500	6,770
Smurfit Kappa Group PLC	23,000	557,804

		564,574

Israel — 1.0%
Bank Hapoalim BM	73,200	417,900
Elbit Systems Ltd.	6,900	420,260
Teva Pharmaceutical Industries Ltd.	11,300	595,517

		1,433,677

Italy — 2.3%
Banco Popolare Societa Cooperativa Scarl*	2,370	51,640
Enel SpA	132,800	751,145
Eni SpA	38,600	967,954
Finmeccanica SpA*	7,700	76,043
Intesa Sanpaolo SpA	328,163	1,113,527
Telecom Italia SpA	277,700	328,228

		3,288,537

Japan — 16.6%
Aoyama Trading Co. Ltd.	18,500	485,679
Aozora Bank Ltd.	104,000	296,110
Bridgestone Corp.	21,966	778,490
FANUC Corp.	5,453	964,047
Fukuoka Financial Group, Inc.	77,000	316,286
Fuyo General Lease Co. Ltd.	9,200	330,869
Hogy Medical Co. Ltd.	7,600	389,472
Japan Tobacco, Inc.	24,324	763,467
JX Holdings, Inc.	60,600	292,155
KDDI Corp.	10,500	609,683
Keihin Corp.	11,700	170,805
Keiyo Bank Ltd. (The)	55,000	234,246
Kubota Corp.	50,449	670,495
KYORIN Holdings, Inc.	19,900	379,290
Kyowa Exeo Corp.	41,600	534,213
Marubeni Corp.	79,000	530,339
Miraca Holdings, Inc.	4,900	214,652
Mitsubishi Corp.	8,900	165,093
Mitsubishi Estate Co. Ltd.	36,203	859,664
Mitsubishi UFJ Financial Group, Inc.	381,991	2,103,542
Mitsui & Co. Ltd.	30,900	436,727
Mizuho Financial Group, Inc.	287,900	570,575
Nichii Gakkan Co.	18,300	170,105
Nippon Telegraph & Telephone Corp.	15,500	842,295
NTT DoCoMo, Inc.	40,000	630,300
Otsuka Holdings Co. Ltd.	18,000	538,475
Paramount Bed Holdings Co. Ltd.	11,300	353,288
Resona Holdings, Inc.	104,100	503,067
Sankyu, Inc.	91,000	341,850
Seino Holdings Co. Ltd.	43,000	410,255
Shimachu Co. Ltd.	17,400	378,616
Shizuoka Gas Co. Ltd.	38,100	232,422
Softbank Corp.	13,409	1,013,295
Sumitomo Corp.	38,400	488,278
Sumitomo Mitsui Financial Group, Inc.	18,800	805,842
Sumitomo Mitsui Trust Holdings, Inc.	265,259	1,200,177
Toagosei Co. Ltd.	82,000	350,202
Toho Holdings Co. Ltd.	11,900	251,098
Toppan Forms Co. Ltd.	50,100	465,905
Toyota Motor Corp.	27,829	1,569,384
Tsuruha Holdings, Inc.	2,100	206,890
West Japan Railway Co.	12,300	502,041
Yokohama Rubber Co. Ltd. (The)	46,700	439,205

		23,788,889

Liechtenstein — 0.2%
Verwaltungs-und Privat-Bank AG	2,300	237,142

Netherlands — 4.3%
Aegon NV	25,600	235,806
ASML Holding NV	8,303	772,876
ING Groep NV, CVA*	147,664	2,100,042
Koninklijke Ahold NV	44,215	888,014
Royal Dutch Shell PLC (Class B Stock)	56,300	2,197,961

		6,194,699

New Zealand — 0.5%
Air New Zealand Ltd.	434,700	772,316

Norway — 1.1%
DNB ASA	29,200	507,390
Statoil ASA	17,200	485,293
Yara International ASA	12,500	553,672

		1,546,355

Russia — 0.4%
Yandex NV (Class A Stock)*	16,550	499,644

Spain — 2.3%
Amadeus IT Holding SA (Class A Stock)	16,219	673,986
Banco Bilbao Vizcaya Argentaria SA	69,310	833,402
Banco Santander SA	78,705	751,334
Gas Natural SDG SA	14,400	405,124
Repsol SA	27,200	694,676

		3,358,522

Sweden — 2.5%
Boliden AB	29,900	455,333
Hennes & Mauritz AB (Class B Stock)	24,782	1,056,959
NCC AB (Class B Stock)	5,900	213,674
Nordea Bank AB	28,700	407,127
Oriflame Cosmetics SA, SDR	6,300	152,822
Securitas AB (Class B Stock)	22,400	259,422
Telefonaktiebolaget LM Ericsson (Class B Stock)	32,700	436,131
TeliaSonera AB	71,700	541,507

		3,522,975

Switzerland — 8.1%
Baloise Holding AG	6,800	855,991
Credit Suisse Group AG*	17,517	566,992
Georg Fischer AG*	500	387,967
Helvetia Holding AG	400	205,210
Julius Baer Group Ltd.*	17,250	766,086
Lonza Group AG*	3,300	336,713
Nestle SA	13,716	1,032,399
Novartis AG	26,732	2,269,759
Roche Holding AG	7,407	2,227,757
Swiss Life Holding AG*	2,100	516,426
Swiss Re AG*	8,100	751,795
UBS AG*	45,817	948,107
Zurich Insurance Group AG*	2,400	737,075

		11,602,277

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,621	1,173,592

United Kingdom — 16.7%
Alent PLC	21,700	114,681
AMEC PLC	12,500	234,107
Anglo American PLC	16,500	421,650
ARM Holdings PLC	23,772	401,466
AstraZeneca PLC	24,200	1,568,804
Aviva PLC	77,400	617,547
BAE Systems PLC	157,100	1,091,367
Barclays PLC	87,400	340,113
Beazley PLC	111,100	489,636
BP PLC	168,600	1,354,701
BT Group PLC	114,200	726,277
Burberry Group PLC	31,360	729,094
Carillion PLC	65,500	395,040
Centrica PLC	63,800	350,990
Compass Group PLC	42,985	656,325
Dairy Crest Group PLC	40,400	326,111
Experian PLC	37,150	670,395
GlaxoSmithKline PLC	7,700	205,322
Home Retail Group PLC	49,500	178,883
HSBC Holdings PLC (XHKG)	36,900	373,625
HSBC Holdings PLC (XLON)	59,736	606,116
J Sainsbury PLC	135,800	716,126
Kingfisher PLC	220,811	1,552,464
Legal & General Group PLC	189,900	648,338
Liberty Global PLC (Class A Stock)*	7,164	298,022
Liberty Global PLC (Class C Stock)*	14,820	603,322
Marston’s PLC	86,500	207,763
Old Mutual PLC	178,500	599,230
Pearson PLC	30,951	549,488
Reckitt Benckiser Group PLC	18,073	1,474,837
Rolls-Royce Holdings PLC*	54,914	983,029
RSA Insurance Group PLC	195,300	291,568
SABMiller PLC	17,500	875,034
Standard Chartered PLC	32,579	681,243
Tesco PLC	136,000	670,764
Tullett Prebon PLC	57,600	271,071
Vesuvius PLC	51,200	371,867
WM Morrison Supermarkets PLC	146,400	520,557
WPP PLC	37,822	781,477

		23,948,450

United States — 4.4%
Accenture PLC (Class A Stock)	11,810	941,493
Actavis PLC*	3,738	769,467
Carnival PLC	20,837	793,420
Lululemon Athletica, Inc.*	14,223	747,988
MasterCard, Inc. (Class A Stock)	12,588	940,324
Schlumberger Ltd.	11,902	1,160,445
Yum! Brands, Inc.	11,945	900,533

		6,253,670

TOTAL COMMON STOCKS (cost $110,542,483)		137,788,469

PREFERRED STOCK — 0.2%
Brazil
Itau Unibanco Holding SA (PRFC), ADR (cost $305,247)	20,909	310,708

	Units
RIGHTS*(a) — 0.1%
Italy
Banco Popolare Societa Cooperativa, expiring 04/17/14	2,370	20,178

Spain
Banco Bilbao Vizcaya Argentaria, expiring 04/14/14 (Spain)	69,310	16,233

United Kingdom — 0.1%
RSA Insurance Group PLC, expiring on 04/09/14	73,238	40,902

TOTAL RIGHTS (cost $130,690)		77,313

TOTAL LONG-TERM INVESTMENTS (cost $110,978,420)		138,176,490

	Shares
SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,618,966)(w)	3,618,966	3,618,966

TOTAL INVESTMENTS — 99.1% (cost $114,597,386)		141,795,456
Other assets in excess of liabilities(x) — 0.9%		1,243,794

NET ASSETS — 100.0%		$143,039,250

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
SDR	Swedish Depositary Receipt
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.
(a)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Euro,
Expiring 04/28/14	State Street Bank	EUR	300	$413,954	$413,821	$(133)
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	135,098	1,335,735	1,309,584	(26,151)

				$1,749,689	$1,723,405	$(26,284)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 04/28/14	State Street Bank	EUR	1,099	$1,484,465	$1,514,498	$(30,033)
Expiring 04/28/14	State Street Bank	EUR	2,615	3,609,889	3,602,065	7,824
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	635,235	6,064,987	6,157,720	(92,733)

				$11,159,341	$11,274,283	$(114,942)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$306,159	$—	$—
Australia	—	5,255,274	—
Austria	—	980,554	—
Belgium	286,035	1,702,768	—
Brazil	422,790	—	—
Canada	749,421	—	—
China	1,308,415	2,919,973	—
Denmark	—	2,173,950	—
Finland	—	1,230,512	—
France	455,371	15,253,699	—
Germany	—	12,077,061	—
Hong Kong	—	4,481,168	—
Ireland	6,770	557,804	—
Israel	—	1,433,677	—
Italy	—	3,288,537	—
Japan	—	23,788,889	—
Liechtenstein	237,142	—	—
Netherlands	—	6,194,699	—
New Zealand	—	772,316	—
Norway	—	1,546,355	—
Russia	499,644	—	—
Spain	—	3,358,522	—
Sweden	—	3,522,975	—
Switzerland	—	11,602,277	—
Taiwan	1,173,592	—	—
United Kingdom	1,307,593	22,640,857	—
United States	6,253,670	—	—
Preferred Stock:
Brazil	310,708	—	—
Rights:
Italy	20,178	—	—
Spain	16,233	—	—
United Kingdom	40,902	—	—
Affiliated Money Market Mutual Fund	3,618,966	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(141,226)	—

Total	$17,013,589	$124,640,641	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2014 were as follows:

Banks	11.5%
Pharmaceuticals	8.1
Insurance	7.6
Oil, Gas & Consumable Fuels	6.2
Diversified Financial Services	3.1
Capital Markets	3.1
Auto Components	3.0
Textiles, Apparel & Luxury Goods	3.0
Automobiles	2.8
Aerospace & Defense	2.6
Wireless Telecommunication Services	2.5
Media	2.5
Affiliated Money Market Mutual Fund	2.5
Food & Staples Retailing	2.5
Specialty Retail	2.4
Hotels, Restaurants & Leisure	2.3
Machinery	2.3
IT Services	2.2
Chemicals	2.1
Diversified Telecommunication Services	2.1
Internet Software & Services	2.0
Semiconductors & Semiconductor Equipment	1.6
Health Care Providers & Services	1.5
Metals & Mining	1.5
Beverages	1.4
Road & Rail	1.4
Trading Companies & Distributors	1.2
Real Estate Management & Development	1.2
Food Products	1.1
Construction & Engineering	1.1
Household Products	1.0
Commercial Services & Supplies	1.0
Energy Equipment & Services	1.0
Electric Utilities	0.7
Multi-Utilities	0.6
Airlines	0.5
Tobacco	0.5
Health Care Equipment & Supplies	0.5
Software	0.5
Professional Services	0.5
Gas Utilities	0.5
Containers & Packaging	0.4
Industrial Conglomerates	0.4
Construction Materials	0.3
Electrical Equipment	0.3
Communications Equipment	0.3
Air Freight & Logistics	0.3
Life Sciences Tools & Services	0.2
Health Care Technology	0.2
Electronic Equipment, Instruments & Components	0.2
Household Durables	0.2
Distributors	0.2
Marine	0.2
Personal Products	0.1
Internet & Catalog Retail	0.1

99.1
Other assets in excess of liabilities	0.9

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Airlines — 0.9%
United Continental Holdings, Inc.*	49,818	$2,223,377

Auto Components — 0.6%
Delphi Automotive PLC (United Kingdom)	22,340	1,515,992

Banks — 1.7%
First Republic Bank	77,205	4,168,298

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.	7,206	1,096,249
BioMarin Pharmaceutical, Inc.*	33,320	2,272,757
Incyte Corp. Ltd.*(a)	31,686	1,695,835
Vertex Pharmaceuticals, Inc.	29,110	2,058,659

		7,123,500

Capital Markets — 1.9%
Artisan Partners Asset Management, Inc. (Class A Stock)	19,168	1,231,544
Eaton Vance Corp.(a)	34,261	1,307,400
Waddell & Reed Financial, Inc. (Class A Stock)	29,497	2,171,569

		4,710,513

Chemicals — 5.3%
Airgas, Inc.	26,559	2,828,799
Albemarle Corp.	26,593	1,766,307
Eastman Chemical Co.	18,974	1,635,749
Ecolab, Inc.	24,413	2,636,360
FMC Corp.	55,095	4,218,073

		13,085,288

Commercial Services & Supplies — 1.8%
Iron Mountain, Inc.	46,735	1,288,484
Stericycle, Inc.*	28,556	3,244,533

		4,533,017

Communications Equipment — 1.0%
F5 Networks, Inc.	22,493	2,398,429

Construction & Engineering — 0.8%
Fluor Corp.	24,835	1,930,425

Electrical Equipment — 3.4%
AMETEK, Inc.	89,333	4,599,756
Roper Industries, Inc.	28,818	3,847,491

		8,447,247

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. (Class A Stock)	42,419	3,887,701

Energy Equipment & Services — 1.8%
Cameron International Corp.	40,689	2,513,360
Core Laboratories NV	10,098	2,003,847

		4,517,207

Food & Staples Retailing — 0.9%
Whole Foods Market, Inc.(a)	46,896	2,378,096

Food Products — 2.5%
Hain Celestial Group, Inc. (The)*(a)	41,754	3,819,238

Mead Johnson Nutrition Co.	29,646	2,464,769

		6,284,007

Health Care Providers & Services — 5.5%
Catamaran Corp.	74,821	3,348,988
Envision Healthcare Holdings, Inc.*	32,929	1,113,988
Henry Schein, Inc.*	42,718	5,099,248
Universal Health Services, Inc. (Class B Stock)	51,693	4,242,444

		13,804,668

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.*	127,329	2,295,742
Castlight Health, Inc. (Class B Stock)*(a)	2,967	62,959
Cerner Corp.(a)	25,671	1,443,994

		3,802,695

Hotels, Restaurants & Leisure — 2.5%
Norwegian Cruise Line Holdings Ltd.*	38,103	1,229,584
Starwood Hotels & Resorts Worldwide, Inc.	46,095	3,669,162
Tim Hortons, Inc. (Canada)	24,188	1,337,838

		6,236,584

Household Products — 1.5%
Church & Dwight Co., Inc.	56,104	3,875,103

Insurance — 0.9%
W.R. Berkley Corp.	55,172	2,296,259

Internet & Catalog Retail — 0.5%
Coupons.com, Inc.*(a)	2,612	64,386
TripAdvisor, Inc.(a)	13,307	1,205,481

		1,269,867

Internet Software & Services — 1.9%
Rackspace Hosting, Inc.(a)	61,510	2,018,758
VeriSign, Inc.(a)	48,481	2,613,611

		4,632,369

IT Services — 2.2%
Gartner, Inc.*	18,648	1,294,917
Vantiv, Inc. (Class A Stock)*	135,922	4,107,563

		5,402,480

Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	49,462	2,765,915
Illumina, Inc.(a)	12,114	1,800,867
Waters Corp.	12,865	1,394,695

		5,961,477

Machinery — 4.3%
Flowserve Corp.	43,329	3,394,394
IDEX Corp.	51,031	3,719,650
Pall Corp.(a)	29,551	2,643,928
WABCO Holdings, Inc.	8,299	876,042

		10,634,014

Metals & Mining — 1.1%
Reliance Steel & Aluminum Co.	40,029	2,828,449

Multiline Retail — 1.7%
Dollar Tree, Inc.	82,920	4,326,766

Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	15,289	846,246
Concho Resources, Inc.	30,445	3,729,512
Denbury Resources, Inc.	179,986	2,951,770
Marathon Petroleum Corp.	21,698	1,888,594
Noble Energy, Inc.	48,764	3,464,195
Southwestern Energy Co.	32,496	1,495,141

		14,375,458

Personal Products — 0.8%
Herbalife Ltd.(a)	33,568	1,922,439

Pharmaceuticals — 4.0%
Actavis PLC	19,213	3,954,996
Forest Laboratories, Inc.	18,124	1,672,301
Jazz Pharmaceuticals PLC*	8,239	1,142,585
Perrigo Co PLC	20,858	3,225,898

		9,995,780

Professional Services — 2.6%
IHS, Inc. (Class A Stock)*	31,751	3,857,747
Towers Watson & Co. (Class A Stock)	24,041	2,741,876

		6,599,623

Real Estate Investment Trusts (REITs) — 3.0%
Crown Castle International Corp.	55,817	4,118,178
Extra Space Storage, Inc.	16,928	821,177
Starwood Property Trust, Inc.	104,821	2,472,728

		7,412,083

Road & Rail — 0.6%
Old Dominion Freight Line, Inc.*(a)	25,803	1,464,062

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	24,163	1,284,022
Xilinx, Inc.	80,590	4,373,619

		5,657,641

Software — 10.7%
Activision Blizzard, Inc.	177,122	3,620,374
Adobe Systems, Inc.	73,588	4,837,675
Check Point Software Technologies Ltd. (Israel)*(a)	48,093	3,252,529
Electronic Arts, Inc.	149,085	4,324,956
Intuit, Inc.	36,445	2,832,870
Red Hat, Inc.	66,262	3,510,561
ServiceNow, Inc.*	29,542	1,770,157
Splunk, Inc.*	23,819	1,702,820
Ultimate Software Group, Inc. (The)	5,362	734,594

		26,586,536

Specialty Retail — 8.6%
Dick’s Sporting Goods, Inc.	43,638	2,383,071
GNC Holdings, Inc. (Class A Stock)	53,033	2,334,513
L Brands, Inc.	46,200	2,622,774
O’Reilly Automotive, Inc.(a)	24,116	3,578,573
PetSmart, Inc.(a)	25,913	1,785,147
Ross Stores, Inc.	66,005	4,722,658
Tractor Supply Co.(a)	18,897	1,334,695
Ulta Salon Cosmetics & Fragrance, Inc.*	15,800	1,540,184
Urban Outfitters, Inc.	33,918	1,236,989

		21,538,604

Technology Hardware, Storage & Peripherals — 0.8%
SanDisk Corp.(a)	23,683	1,922,823

Textiles, Apparel & Luxury Goods — 2.4%
Burberry Group PLC (United Kingdom)	40,113	932,594
Kate Spade & Co.*	33,270	1,233,984
Michael Kors Holdings Ltd.	8,037	749,611
PVH Corp.	24,610	3,070,590

		5,986,779

Trading Companies & Distributors — 1.0%
WESCO International, Inc.(a)	29,281	2,436,765

Wireless Telecommunication Services — 2.5%
SBA Communications Corp. (Class A Stock)(a)	68,619	6,241,584

TOTAL LONG-TERM INVESTMENTS (cost $159,185,952)		244,414,005

SHORT-TERM INVESTMENT — 15.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,412,379; includes $36,758,701 of cash collateral for securities on loan)(b)(w)	39,412,379	39,412,379

TOTAL INVESTMENTS — 114.1% (cost $198,598,331)		283,826,384
Liabilities in excess of other assets — (14.1)%		(35,008,322)

NET ASSETS — 100.0%		$248,818,062

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,317,479; cash collateral of $36,758,701 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(w)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$2,223,377	$—	$—
Auto Components	1,515,992	—	—
Banks	4,168,298	—	—
Biotechnology	7,123,500	—	—
Capital Markets	4,710,513	—	—
Chemicals	13,085,288	—	—
Commercial Services & Supplies	4,533,017	—	—
Communications Equipment	2,398,429	—	—
Construction & Engineering	1,930,425	—	—

Electrical Equipment	8,447,247	—	—
Electronic Equipment, Instruments & Components	3,887,701	—	—
Energy Equipment & Services	4,517,207	—	—
Food & Staples Retailing	2,378,096	—	—
Food Products	6,284,007	—	—
Health Care Providers & Services	13,804,668	—	—
Health Care Technology	3,802,695	—	—
Hotels, Restaurants & Leisure	6,236,584	—	—
Household Products	3,875,103	—	—
Insurance	2,296,259	—	—
Internet & Catalog Retail	1,269,867	—	—
Internet Software & Services	4,632,369	—	—
IT Services	5,402,480	—	—
Life Sciences Tools & Services	5,961,477	—	—
Machinery	10,634,014	—	—
Metals & Mining	2,828,449	—	—
Multiline Retail	4,326,766	—	—
Oil, Gas & Consumable Fuels	14,375,458	—	—
Personal Products	1,922,439	—	—
Pharmaceuticals	9,995,780	—	—
Professional Services	6,599,623	—	—
Real Estate Investment Trusts (REITs)	7,412,083	—	—
Road & Rail	1,464,062	—	—
Semiconductors & Semiconductor Equipment	5,657,641	—	—
Software	26,586,536	—	—
Specialty Retail	21,538,604	—	—
Technology Hardware, Storage & Peripherals	1,922,823	—	—
Textiles, Apparel & Luxury Goods	5,054,185	932,594	—
Trading Companies & Distributors	2,436,765	—	—
Wireless Telecommunication Services	6,241,584	—	—
Affiliated Money Market Mutual Fund	39,412,379	—	—

Total	$282,893,790	$932,594	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 97.5%
Aerospace & Defense — 2.6%
Cubic Corp.	10,243	$523,110
Esterline Technologies Corp.*	12,828	1,366,695
Huntington Ingalls Industries, Inc.	21,700	2,219,042
Moog, Inc. (Class A Stock)*	15,164	993,393
Teledyne Technologies, Inc.*	7,205	701,263

		5,803,503

Air Freight & Logistics — 0.3%
Forward Air Corp.	13,637	628,802

Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.*	29,561	547,470
Dana Holding Corp.	40,800	949,416
Superior Industries International, Inc.	25,420	520,856
Tenneco, Inc.*	11,590	673,031

		2,690,773

Banks — 16.0%
Bancorp, Inc. (The)*	13,739	258,431
BancorpSouth, Inc.	43,809	1,093,473
Bank of the Ozarks, Inc.(a)	21,243	1,445,799
BankUnited, Inc.	36,770	1,278,493
Banner Corp.	14,536	599,029
Boston Private Financial Holdings, Inc.	44,257	598,797
Bridge Capital Holdings*	8,367	198,800
CoBiz Financial, Inc.	17,460	201,139
Community Bank System, Inc.	15,552	606,839
First Financial Bankshares, Inc.	10,388	641,874
First Financial Holdings, Inc.	9,709	607,978
First Midwest Bancorp, Inc.	22,704	387,784
First of Long Island Corp. (The)	4,330	175,841
First Republic Bank	19,460	1,050,645
FirstMerit Corp.	87,340	1,819,292
Flushing Financial Corp.	18,486	389,500
Glacier Bancorp, Inc.	33,510	974,136
Heritage Financial Corp.	9,141	154,666
Home BancShares, Inc.(a)	19,486	670,708
Iberiabank Corp.	38,960	2,733,044
Independent Bank Corp.	9,997	393,582
Independent Bank Group, Inc.	5,456	320,540
Lakeland Financial Corp.	6,498	261,350
MB Financial, Inc.	27,965	865,796
PacWest Bancorp(a)	21,992	945,876
Pinnacle Financial Partners, Inc.	17,644	661,474
PrivateBancorp, Inc.	35,921	1,095,950
Prosperity Bancshares, Inc.	13,296	879,530
Sandy Spring Bancorp, Inc.	8,596	214,728
Sierra Bancorp	3,942	62,757
Signature Bank*	26,027	3,268,731
Southcoast Financial Corp.*	5,395	39,329
Southwest Bancorp, Inc.	14,202	250,807
Sterling Financial Corp.	7,509	250,275
Summit State Bank	4,343	47,512
SVB Financial Group*	27,120	3,492,514
Texas Capital Bancshares, Inc.*(a)	19,140	1,242,952
Tompkins Financial Corp.	14,409	705,465
Trico Bancshares	8,683	225,150
UMB Financial Corp.(a)	16,314	1,055,516
ViewPoint Financial Group, Inc.	28,017	808,290
Webster Financial Corp.	24,157	750,316
Wintrust Financial Corp.(a)	55,440	2,697,710

		36,422,418

Biotechnology — 0.8%
Acorda Therapeutics, Inc.*	14,170	537,185
Exact Sciences Corp.*	44,523	630,891
Infinity Pharmaceuticals, Inc.*	45,618	542,398

		1,710,474

Building Products — 0.5%
Gibraltar Industries, Inc.*	16,410	309,657
NCI Building Systems, Inc.*	16,909	295,231
Trex Co., Inc.*	5,830	426,523

		1,031,411

Capital Markets — 4.4%
Affiliated Managers Group, Inc.*	11,770	2,354,589
Cohen & Steers, Inc.	5,114	203,793
E*TRADE Financial Corp.*	23,515	541,315
Greenhill & Co., Inc.(a)	4,606	239,420
HFF, Inc. (Class A Stock)	14,523	488,118
Manning & Napier, Inc.	5,711	95,773
New Mountain Finance Corp.	16,125	234,619
Raymond James Financial, Inc.	26,390	1,475,993
Solar Capital Ltd.	9,108	198,372
Stifel Financial Corp.*(a)	14,258	709,478
TCP Capital Corp.	3,477	57,544
THL Credit, Inc.	9,091	125,456
Virtus Investment Partners, Inc.*(a)	3,239	560,898
Waddell & Reed Financial, Inc. (Class A Stock)	36,170	2,662,835

		9,948,203

Chemicals — 3.2%
Axiall Corp.	3,755	168,675
H.B. Fuller Co.	10,148	489,945
Koppers Holdings, Inc.	28,986	1,195,093
Kraton Performance Polymers, Inc.*	24,020	627,883
Methanex Corp. (Canada)	16,587	1,060,573
Minerals Technologies, Inc.	2,695	173,989
PolyOne Corp.	42,035	1,541,003
Quaker Chemical Corp.	5,033	396,751
Taminco Corp*	22,454	471,758
W.R. Grace & Co.*	6,621	656,605
Westlake Chemical Corp.	6,556	433,876

		7,216,151

Commercial Services & Supplies — 1.9%
ACCO Brands Corp.*(a)	189,632	1,168,133
Ceco Environmental Corp.	16,933	280,918
G & K Services, Inc. (Class A Stock)	11,028	674,583
Herman Miller, Inc.	17,130	550,387
Mobile Mini, Inc.*	14,714	637,999
Progressive Waste Solutions Ltd. (Canada)	23,431	593,039
West Corp.	16,949	405,589

		4,310,648

Communications Equipment — 1.9%
ADTRAN, Inc.	17,506	427,321

Bel Fuse, Inc. (Class B Stock)	12,120	265,428
Black Box Corp.	9,690	235,855
Digi International, Inc.*	97,248	987,067
Extreme Networks, Inc.	7,059	40,942
InterDigital, Inc.	19,630	649,949
Plantronics, Inc.	26,030	1,157,034
RADWARE Ltd. (Israel)*	27,844	492,282

		4,255,878

Construction & Engineering — 1.6%
Comfort Systems USA, Inc.	19,783	301,493
EMCOR Group, Inc.	50,232	2,350,355
MYR Group, Inc.*	15,393	389,751
Tutor Perini Corp.*	21,600	619,272

		3,660,871

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	7,212	363,918

Containers & Packaging — 0.2%
Graphic Packaging Holding Co*	53,770	546,303

Diversified Consumer Services — 0.3%
Sotheby’s	11,770	512,583
Steiner Leisure Ltd.*	3,628	167,795

		680,378

Diversified Financial Services — 0.1%
MarketAxess Holdings, Inc.	5,645	334,297

Diversified Telecommunication Services — 0.3%
Premiere Global Services, Inc.*	65,645	791,679

Electric Utilities — 3.3%
ALLETE, Inc.	15,340	804,123
Cleco Corp.	44,390	2,245,246
El Paso Electric Co.	23,087	824,898
IDACORP, Inc.	19,269	1,068,851
MGE Energy, Inc.	7,895	309,721
Portland General Electric Co.	52,661	1,703,057
UNS Energy Corp.	8,030	482,041

		7,437,937

Electrical Equipment — 0.2%
Thermon Group Holdings, Inc.*	18,026	417,843

Electronic Equipment, Instruments & Components — 2.9%
Anixter International, Inc.*	9,142	928,096
AVX Corp.	94,740	1,248,673
Belden, Inc.	8,549	595,010
CTS Corp.	23,411	488,821
Littelfuse, Inc.	5,523	517,174
Newport Corp.*	28,779	595,150
Park Electrochemical Corp.	70,916	2,118,261

		6,491,185

Energy Equipment & Services — 3.5%
Dril-Quip, Inc.*	3,603	403,896
Forum Energy Technologies, Inc.*	33,922	1,050,904
Gulf Island Fabrication, Inc.	25,970	561,212
Gulfmark Offshore, Inc. (Class A Stock)	3,493	156,975
Key Energy Services, Inc.*	102,650	948,486
Matrix Service Co.*	15,540	524,941
McDermott International, Inc.*(a)	33,980	265,724
Natural Gas Services Group, Inc.*	23,320	702,865
Newpark Resources, Inc.*	78,967	904,172
Tesco Corp.*	10,044	185,814
TETRA Technologies, Inc.*	112,295	1,437,376
Tidewater, Inc.(a)	18,970	922,321

		8,064,686

Food & Staples Retailing — 1.2%
Pantry, Inc. (The)*	62,439	957,814
Susser Holdings Corp.*	10,280	642,192
Weis Markets, Inc.	24,220	1,192,835

		2,792,841

Food Products — 0.4%
Hain Celestial Group, Inc. (The)*	9,283	849,116

Gas Utilities — 1.1%
Laclede Group, Inc. (The)	5,220	246,123
New Jersey Resources Corp.	11,340	564,732
Northwest Natural Gas Co.	3,270	143,913
Southwest Gas Corp.	26,464	1,414,501
WGL Holdings, Inc.	5,520	221,131

		2,590,400

Health Care Equipment & Supplies — 0.7%
Alere, Inc.*	9,671	332,199
Endologix, Inc.*	33,070	425,611
Hill-Rom Holdings, Inc.	14,299	551,083
Tornier NV (Netherlands)*	13,107	278,131

		1,587,024

Health Care Providers & Services — 1.6%
Air Methods Corp.*	2,915	155,748
Cross Country Healthcare, Inc.*	51,895	418,792
HealthSouth Corp.	17,919	643,830
LifePoint Hospitals, Inc.*	25,880	1,411,754
Surgical Care Affiliates, Inc.*	7,409	227,827
WellCare Health Plans, Inc.*	13,459	854,916

		3,712,867

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	54,535	983,266
Quality Systems, Inc.	29,753	502,231

		1,485,497

Hotels, Restaurants & Leisure — 1.2%
Bloomin’ Brands, Inc.*	19,910	479,831
Diamond Resorts International, Inc.*	20,478	347,102
Jack in the Box, Inc.*	10,051	592,406
Marriott Vacations Worldwide Corp.*	11,033	616,855
Vail Resorts, Inc.	10,886	758,754

		2,794,948

Household Durables — 1.1%
Meritage Homes Corp.*	11,611	486,269
Ryland Group, Inc. (The)(a)	22,710	906,810
Standard Pacific Corp.*(a)	59,633	495,550
WCI Communities, Inc.*	15,650	309,244
William Lyon Homes*	11,078	305,864

		2,503,737

Household Products — 0.5%
Spectrum Brands Holdings, Inc.	14,317	1,141,065

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	12,628	1,001,906

Insurance — 4.5%
Allied World Assurance Co. Holdings AG	19,230	1,984,344
American Equity Investment Life Holding Co.(a)	51,840	1,224,461
Amerisafe, Inc.*	1,474	64,723
Axis Capital Holdings Ltd.	39,040	1,789,984
CNO Financial Group, Inc.	69,912	1,265,407
Endurance Specialty Holdings Ltd.	11,073	596,060
Enstar Group Ltd.*	3,310	451,186
Fidelity & Guaranty Life*	10,845	255,942
Maiden Holdings Ltd.	45,131	563,235
Meadowbrook Insurance Group, Inc.(a)	28,667	167,129
ProAssurance Corp.	34,547	1,538,378
RLI Corp.	9,269	410,060

		10,310,909

Internet & Catalog Retail — 0.3%
HSN, Inc.	13,139	784,792

Internet Software & Services — 0.1%
Everyday Health, Inc.	18,037	252,338

IT Services — 0.7%
CACI International, Inc. (Class A Stock)(a)	7,965	587,817
Convergys Corp.	32,388	709,621
Unisys Corp.*(a)	9,860	300,336

		1,597,774

Leisure Products — 0.4%
Arctic Cat, Inc.	10,673	510,063
Brunswick Corp.	7,367	333,651

		843,714

Life Sciences Tools & Services
PerkinElmer, Inc.(a)	346	15,591

Machinery — 3.4%
Actuant Corp. (Class A Stock)	22,242	759,564
Altra Industrial Motion Corp.	6,740	240,618
Barnes Group, Inc.	20,797	800,061
CIRCOR International, Inc.	8,408	616,559
Crane Co.	9,370	666,675
Graco, Inc.	5,107	381,697
Harsco Corp.	53,940	1,263,814
RBC Bearings, Inc.*	27,205	1,732,958
Snap-on, Inc.	7,350	834,078
Twin Disc, Inc.	7,376	194,284
Woodward, Inc.	8,350	346,776

		7,837,084

Marine — 0.5%
Diana Shipping, Inc. (Greece)*(a)	51,800	621,082
Kirby Corp.*	5,220	528,525

		1,149,607

Media — 0.3%
Live Nation, Inc.*	30,208	657,024

Metals & Mining — 2.8%
Carpenter Technology Corp.(a)	8,370	552,755
Coeur d’Alene Mines Corp.	18,172	168,818
Commercial Metals Co.	41,242	778,649
Globe Specialty Metals, Inc.	28,011	583,189
Haynes International, Inc.	10,824	584,496
Horsehead Holding Corp.*(a)	55,400	931,828
Kaiser Aluminum Corp.	12,106	864,611
Olympic Steel, Inc.	5,172	148,436
RTI International Metals, Inc.*	15,030	417,533
Steel Dynamics, Inc.	28,210	501,856
SunCoke Energy, Inc.*	32,285	737,389

		6,269,560

Multi-Utilities — 0.4%
Black Hills Corp.	7,086	408,508
NorthWestern Corp.	12,296	583,199

		991,707

Multiline Retail — 0.2%
Burlington Stores, Inc.*	18,250	538,740

Oil, Gas & Consumable Fuels — 3.6%
Approach Resources, Inc.*(a)	16,905	353,483
Bill Barrett Corp.*	25,320	648,192
Carrizo Oil & Gas, Inc.*	15,880	848,945
Cloud Peak Energy, Inc.*	29,250	618,345
Delek US Holdings, Inc.	11,949	346,999
Jones Energy, Inc.*	16,750	253,595
Laredo Petroleum, Inc.*(a)	41,307	1,068,199
Penn Virginia Corp.(a)	17,140	299,779
Rex Energy Corp.*	67,191	1,257,144
Rice Energy, Inc.*	33,363	880,449
Rsp Permian, Inc.	31,304	904,372
Western Refining, Inc.	16,051	619,569

		8,099,071

Paper & Forest Products — 0.8%
Boise Cascade Co.*	21,550	617,192
KapStone Paper and Packaging Corp.	38,728	1,116,916

		1,734,108

Pharmaceuticals — 0.2%
Prestige Brands Holdings, Inc.*	19,814	539,931

Professional Services — 0.8%
Korn/Ferry International*	15,760	469,175
TrueBlue, Inc.*	48,032	1,405,416

		1,874,591

Real Estate Investment Trusts (REITs) — 9.4%
Acadia Realty Trust	29,757	784,990
American Campus Communities, Inc.	33,478	1,250,403
Apollo Commercial Real Estate Finance, Inc.	45,371	754,520
BioMed Realty Trust, Inc.	53,000	1,085,970
Blackstone Mortgage Trust, Inc. (Class A Stock)	30,684	882,165
CBL & Associates Properties, Inc.	46,948	833,327
Chesapeake Lodging Trust	30,710	790,168
CoreSite Realty Corp.	8,714	270,134
Corporate Office Properties Trust	15,430	411,055
Cousins Properties, Inc.	64,603	740,996
CubeSmart	63,740	1,093,778
DuPont Fabros Technology, Inc.(a)	25,973	625,170
EastGroup Properties, Inc.	15,740	990,203

Empire State Realty Trust, Inc. (Class A Stock)	21,100	318,821
First Potomac Realty Trust	38,520	497,678
Healthcare Trust of America, Inc.	36,232	412,683
Hersha Hospitality Trust	39,010	227,428
Highwoods Properties, Inc.(a)	25,523	980,339
Hudson Pacific Properties, Inc.	34,446	794,669
MFA Financial, Inc.	94,755	734,351
Mid-America Apartment Communities, Inc.	23,849	1,628,171
National Health Investors, Inc.	10,638	643,174
Pebblebrook Hotel Trust	73,996	2,498,845
PS Business Parks, Inc.	9,954	832,354
Strategic Hotels & Resorts, Inc.*	59,235	603,605
Two Harbors Investment Corp.	59,815	613,104
Washington Real Estate Investment Trust	7,900	188,652

		21,486,753

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	9,200	252,356
Jones Lang LaSalle, Inc.	5,330	631,605
Kennedy-Wilson Holdings, Inc.	41,354	930,879

		1,814,840

Road & Rail — 0.6%
Celadon Group, Inc.	6,811	163,737
Old Dominion Freight Line, Inc.*	21,987	1,247,542

		1,411,279

Semiconductors & Semiconductor Equipment — 6.1%
Cabot Microelectronics Corp.*	15,638	688,072
Entegris, Inc.*	55,898	676,925
Exar Corp.*	109,690	1,310,795
Fairchild Semiconductor International, Inc.*	38,576	531,963
Intersil Corp. (Class A Stock)	62,130	802,720
Micrel, Inc.	21,769	241,201
MKS Instruments, Inc.	26,417	789,604
ON Semiconductor Corp.*	204,070	1,918,258
PMC - Sierra, Inc.*	60,661	461,630
Rudolph Technologies, Inc.*	148,370	1,692,902
Semtech Corp.*	21,433	543,112
Teradyne, Inc.*(a)	96,776	1,924,875
TriQuint Semiconductor, Inc.*	44,310	593,311
Veeco Instruments, Inc.*(a)	39,808	1,669,149

		13,844,517

Software — 1.2%
Monotype Imaging Holdings, Inc.	14,181	427,415
Netscout Systems, Inc.*	6,396	240,362
PTC, Inc.*	15,042	532,938
SS&C Technologies Holdings, Inc.*	18,089	723,922
Verint Systems, Inc.*	16,793	788,095

		2,712,732

Specialty Retail — 2.0%
Asbury Automotive Group, Inc.*	11,020	609,516
Cato Corp. (The) (Class A Stock)	7,330	198,203
GNC Holdings, Inc. (Class A Stock)	14,077	619,670
MarineMax, Inc.*	60,220	914,742
Men’s Wearhouse, Inc. (The)	2,837	138,956
Monro Muffler Brake, Inc.(a)	5,825	331,326
Office Depot, Inc.*	71,602	295,716
Pier 1 Imports, Inc.(a)	63,530	1,199,447
Shoe Carnival, Inc.	11,451	263,831

		4,571,407

Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging, Inc.*	12,416	537,737

Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	6,568	510,005
Kate Spade & Co.	8,106	300,652
Movado Group, Inc.	32,117	1,462,929
Steven Madden Ltd.*	13,039	469,143

		2,742,729

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	18,842	177,492
Dime Community Bancshares, Inc.	13,061	221,776
Home Loan Servicing Solutions Ltd.	21,209	458,114
Oritani Financial Corp.	16,583	262,177
Provident Financial Services, Inc.	23,998	440,843
Radian Group, Inc.	48,015	721,666
Westfield Financial, Inc.	74,260	553,237
WSFS Financial Corp.	3,580	255,719

		3,091,024

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	13,124	633,102
Kaman Corp.	19,171	779,876
Rush Enterprises, Inc. (Class A Stock)*(a)	30,780	999,734
WESCO International, Inc.*(a)	7,058	587,367

		3,000,079

TOTAL COMMON STOCKS (cost $149,479,306)		221,976,397

EXCHANGE TRADED FUND — 0.6%
iShares Russell 2000 Value Index Fund (cost $1,230,892)	14,510	1,463,188

UNAFFILIATED MUTUAL FUNDS — 0.3%
Apollo Investment Corp.	37,355	310,420
Golub Capital BDC, Inc.(a)	10,398	185,501
PennantPark Investment Corp.	7,185	79,394
Solar Senior Capital Ltd.	5,145	88,031

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $659,072)		663,346

TOTAL LONG-TERM INVESTMENTS (cost $151,369,270)		224,102,931

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,642,468; includes $24,765,793 of cash collateral for securities on loan)(b)(w)	26,642,468	26,642,468

TOTAL INVESTMENTS — 110.1% (cost $178,011,738)	250,745,399
Liabilities in excess of other assets — (10.1)%	(23,002,653)

NET ASSETS — 100.0%	$227,742,746

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,491,459; cash collateral of $24,765,793 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,803,503	$—	$—
Air Freight & Logistics	628,802	—	—
Auto Components	2,690,773	—	—
Banks	36,422,418	—	—
Biotechnology	1,710,474	—	—
Building Products	1,031,411	—	—
Capital Markets	9,948,203	—	—
Chemicals	7,216,151	—	—
Commercial Services & Supplies	4,310,648	—	—
Communications Equipment	4,255,878	—	—
Construction & Engineering	3,660,871	—	—
Consumer Finance	363,918	—	—
Containers & Packaging	546,303	—	—
Diversified Consumer Services	680,378	—	—
Diversified Financial Services	334,297	—	—
Diversified Telecommunication Services	791,679	—	—
Electric Utilities	7,437,937	—	—
Electrical Equipment	417,843	—	—
Electronic Equipment, Instruments & Components	6,491,185	—	—
Energy Equipment & Services	8,064,686	—	—
Food & Staples Retailing	2,792,841	—	—
Food Products	849,116	—	—
Gas Utilities	2,590,400	—	—
Health Care Equipment & Supplies	1,587,024	—	—
Health Care Providers & Services	3,712,867	—	—
Health Care Technology	1,485,497	—	—
Hotels, Restaurants & Leisure	2,794,948	—	—
Household Durables	2,503,737	—	—
Household Products	1,141,065	—	—
Industrial Conglomerates	1,001,906	—	—
Insurance	10,310,909	—	—
Internet & Catalog Retail	784,792	—	—
Internet Software & Services	252,338	—	—
IT Services	1,597,774	—	—
Leisure Products	843,714	—	—
Life Sciences Tools & Services	15,591	—	—
Machinery	7,837,084	—	—
Marine	1,149,607	—	—
Media	657,024	—	—
Metals & Mining	6,269,560	—	—
Multi-Utilities	991,707	—	—
Multiline Retail	538,740	—	—
Oil, Gas & Consumable Fuels	8,099,071	—	—
Paper & Forest Products	1,734,108	—	—
Pharmaceuticals	539,931	—	—
Professional Services	1,874,591	—	—
Real Estate Investment Trusts (REITs)	21,486,753	—	—
Real Estate Management & Development	1,814,840	—	—
Road & Rail	1,411,279	—	—
Semiconductors & Semiconductor Equipment	13,844,517	—	—
Software	2,712,732	—	—
Specialty Retail	4,571,407	—	—
Technology Hardware, Storage & Peripherals	537,737	—	—
Textiles, Apparel & Luxury Goods	2,742,729	—	—
Thrifts & Mortgage Finance	3,091,024	—	—
Trading Companies & Distributors	3,000,079	—	—
Exchange Traded Fund	1,463,188	—	—
Unaffiliated Mutual Funds	663,346	—	—
Affiliated Money Market Mutual Fund	26,642,468	—	—

Total	$250,745,399	$—	$—

Stock Index Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	118,336	$14,849,985
General Dynamics Corp.	56,500	6,153,980
Honeywell International, Inc.	134,750	12,499,410
L-3 Communications Holdings, Inc.	15,300	1,807,695
Lockheed Martin Corp.	45,998	7,508,713
Northrop Grumman Corp.	38,526	4,753,338
Precision Castparts Corp.	25,100	6,344,276
Raytheon Co.	54,718	5,405,591
Rockwell Collins, Inc.(a)	23,300	1,856,311
Textron, Inc.	44,900	1,764,121
United Technologies Corp.	146,200	17,082,008

		80,025,428

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	26,100	1,367,379
Expeditors International of Washington, Inc.	35,600	1,410,828
FedEx Corp.	50,440	6,686,326
United Parcel Service, Inc. (Class B Stock)	121,600	11,841,408

		21,305,941

Airlines — 0.3%
Delta Air Lines, Inc.	147,200	5,100,480
Southwest Airlines Co.	123,437	2,914,348

		8,014,828

Auto Components — 0.4%
BorgWarner, Inc.	37,400	2,298,978
Delphi Automotive PLC (United Kingdom)	48,100	3,264,066
Goodyear Tire & Rubber Co. (The)	38,600	1,008,618
Johnson Controls, Inc.	120,000	5,678,400

		12,250,062

Automobiles — 0.7%
Ford Motor Co.	678,059	10,577,720
General Motors Co.*	218,600	7,524,212
Harley-Davidson, Inc.	36,000	2,397,960

		20,499,892

Banks — 6.1%
Bank of America Corp.	1,840,082	31,649,410
BB&T Corp.	121,500	4,880,655
Citigroup, Inc.	526,922	25,081,487
Comerica, Inc.	28,550	1,478,890
Fifth Third Bancorp	153,949	3,533,129
Huntington Bancshares, Inc.	144,675	1,442,410
JPMorgan Chase & Co.	650,745	39,506,729
KeyCorp	152,900	2,177,296
M&T Bank Corp.	21,600	2,620,080
PNC Financial Services Group, Inc. (The)	90,293	7,855,491
Regions Financial Corp.	241,312	2,680,976
SunTrust Banks, Inc.	91,600	3,644,764
U.S. Bancorp	312,881	13,410,080
Wells Fargo & Co.	827,736	41,171,589
Zions Bancorporation(a)	30,000	929,400

		182,062,386

Beverages — 2.1%
Beam, Inc.	28,100	2,340,730
Brown-Forman Corp. (Class B Stock)	26,350	2,363,332
Coca-Cola Co. (The)	653,350	25,258,511
Coca-Cola Enterprises, Inc.	43,800	2,091,888
Constellation Brands Inc. (Class A Stock)*	32,000	2,719,040
Dr. Pepper Snapple Group, Inc.	35,300	1,922,438
Molson Coors Brewing Co. (Class B Stock)	27,500	1,618,650
Monster Beverage Corp.*	23,600	1,639,020
PepsiCo, Inc.	263,414	21,995,069

		61,948,678

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.*	33,900	5,157,207
Amgen, Inc.	129,794	16,008,792
Biogen Idec, Inc.*	40,775	12,471,849
Celgene Corp.*	71,000	9,911,600
Gilead Sciences, Inc.*	263,600	18,678,696
Regeneron Pharmaceuticals, Inc.*	12,900	3,873,612
Vertex Pharmaceuticals, Inc.*	40,200	2,842,944

		68,944,700

Building Products — 0.1%
Allegion PLC*	15,433	805,140
Masco Corp.	57,800	1,283,738

		2,088,878

Capital Markets — 2.1%
Ameriprise Financial, Inc.	33,400	3,676,338
Bank of New York Mellon Corp. (The)	197,889	6,983,503
BlackRock, Inc.	22,700	7,138,696
Charles Schwab Corp. (The)	192,300	5,255,559
E*TRADE Financial Corp.*	58,810	1,353,806
Franklin Resources, Inc.	69,500	3,765,510
Goldman Sachs Group, Inc. (The)	75,100	12,305,135
Invesco Ltd.	76,300	2,823,100
Legg Mason, Inc.	19,800	970,992
Morgan Stanley	250,310	7,802,162
Northern Trust Corp.	38,600	2,530,616
State Street Corp.	75,325	5,238,854
T. Rowe Price Group, Inc.	44,200	3,639,870

		63,484,141

Chemicals — 2.5%
Air Products & Chemicals, Inc.	36,300	4,321,152
Airgas, Inc.	10,300	1,097,053
CF Industries Holdings, Inc.	10,000	2,606,400
Dow Chemical Co. (The)	207,011	10,058,665
E.I. du Pont de Nemours & Co.	159,191	10,681,716
Eastman Chemical Co.	27,100	2,336,291
Ecolab, Inc.	48,300	5,215,917
FMC Corp.	26,400	2,021,184
International Flavors & Fragrances, Inc.	14,200	1,358,514
LyondellBasell Industries NV (Class A Stock)	75,200	6,688,288
Monsanto Co.	89,296	10,159,206
Mosaic Co. (The)	58,600	2,930,000
PPG Industries, Inc.	24,700	4,778,462
Praxair, Inc.(a)	50,900	6,666,373
Sherwin-Williams Co. (The)	14,800	2,917,524
Sigma-Aldrich Corp.	20,700	1,932,966

		75,769,711

Commercial Services & Supplies — 0.4%
ADT Corp. (The)	33,700	1,009,315
Cintas Corp.	17,200	1,025,292
Iron Mountain, Inc.	31,817	877,195
Pitney Bowes, Inc.(a)	34,700	901,853
Republic Services, Inc.	42,635	1,456,411
Stericycle, Inc.*	13,100	1,488,422
Tyco International Ltd.	81,800	3,468,320
Waste Management, Inc.	75,830	3,190,168

		13,416,976

Communications Equipment — 1.7%
Cisco Systems, Inc.	903,575	20,249,116
F5 Networks, Inc.*	14,500	1,546,135
Harris Corp.	19,500	1,426,620
Juniper Networks, Inc.*	89,600	2,308,096
Motorola Solutions, Inc.	36,327	2,335,463
QUALCOMM, Inc.	290,450	22,904,887

		50,770,317

Construction & Engineering — 0.2%
Fluor Corp.	28,200	2,191,986
Jacobs Engineering Group, Inc.*	22,200	1,409,700
Quanta Services, Inc.*	33,000	1,217,700

		4,819,386

Construction Materials
Vulcan Materials Co.	22,300	1,481,835

Consumer Finance — 1.0%
American Express Co.	157,300	14,161,719
Capital One Financial Corp.	98,669	7,613,300
Discover Financial Services	85,505	4,975,536
SLM Corp.	77,000	1,884,960

		28,635,515

Containers & Packaging — 0.2%
Avery Dennison Corp.	16,900	856,323
Ball Corp.	24,300	1,331,883
Bemis Co., Inc.	17,900	702,396
MeadWestvaco Corp.	31,689	1,192,774
Owens-Illinois, Inc.*	30,400	1,028,432
Sealed Air Corp.	31,620	1,039,349

		6,151,157

Distributors — 0.1%
Genuine Parts Co.	24,825	2,156,051

Diversified Consumer Services — 0.1%
Graham Holdings Co. (Class B Stock)	700	492,625
H&R Block, Inc.	47,600	1,437,044

		1,929,669

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc. (Class B Stock)*	309,700	38,703,209
CME Group, Inc.	54,000	3,996,540
IntercontinentalExchange Group, Inc.	19,398	3,837,506
Leucadia National Corp.	62,900	1,761,200
McGraw-Hill Financial, Inc.	46,200	3,525,060
Moody’s Corp.	30,020	2,381,187
NASDAQ OMX Group, Inc. (The)	28,700	1,060,178

		55,264,880

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	909,211	31,886,030
CenturyLink, Inc.	101,185	3,322,915
Frontier Communications Corp.	164,916	940,021
Verizon Communications, Inc.	712,638	33,900,190
Windstream Holdings, Inc.(a)	93,065	766,856

		70,816,012

Electric Utilities — 1.7%
American Electric Power Co., Inc.	83,040	4,206,806
Duke Energy Corp.	121,548	8,656,649
Edison International	54,900	3,107,889
Entergy Corp.	31,700	2,119,145
Exelon Corp.	149,373	5,012,958
FirstEnergy Corp.	74,180	2,524,345
NextEra Energy, Inc.	74,075	7,083,052
Northeast Utilities	56,600	2,575,300
Pepco Holdings, Inc.(a)	35,700	731,136
Pinnacle West Capital Corp.(a)	18,500	1,011,210
PPL Corp.	105,100	3,483,014
Southern Co. (The)(a)	152,100	6,683,274
Xcel Energy, Inc.	86,495	2,625,988

		49,820,766

Electrical Equipment — 0.7%
AMETEK, Inc.	42,100	2,167,729
Eaton Corp. PLC	79,761	5,991,646
Emerson Electric Co.	120,600	8,056,080
Rockwell Automation, Inc.	24,400	3,039,020
Roper Industries, Inc.	17,100	2,283,021

		21,537,496

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	27,700	2,538,705
Corning, Inc.	247,600	5,155,032
FLIR Systems, Inc.	23,500	846,000
Jabil Circuit, Inc.	34,100	613,800
TE Connectivity Ltd. (Switzerland)	70,500	4,244,805

		13,398,342

Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	75,548	4,912,131
Cameron International Corp.*	39,500	2,439,915
Diamond Offshore Drilling, Inc.	12,500	609,500
Ensco PLC (Class A Stock)	39,700	2,095,366
FMC Technologies, Inc.*	38,300	2,002,707
Halliburton Co.	143,700	8,462,493
Helmerich & Payne, Inc.	18,400	1,979,104
Nabors Industries Ltd.	45,700	1,126,505
National Oilwell Varco, Inc.	74,000	5,762,380
Noble Corp PLC	45,300	1,483,122
Rowan Cos. PLC (Class A Stock)*	20,500	690,440
Schlumberger Ltd.	226,572	22,090,770
Transocean Ltd.	65,200	2,695,368

		56,349,801

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	74,422	8,311,449
CVS Caremark Corp.	203,438	15,229,369
Kroger Co. (The)	91,000	3,972,150
Safeway, Inc.	40,200	1,484,988
Sysco Corp.	101,500	3,667,195

Wal-Mart Stores, Inc.	279,600	21,369,828
Walgreen Co.	149,000	9,838,470
Whole Foods Market, Inc.	68,800	3,488,848

		67,362,297

Food Products — 1.6%
Archer-Daniels-Midland Co.	112,138	4,865,668
Campbell Soup Co.	30,100	1,350,888
ConAgra Foods, Inc.	70,300	2,181,409
General Mills, Inc.	109,400	5,669,108
Hershey Co. (The)	25,700	2,683,080
Hormel Foods Corp.	23,600	1,162,772
J.M. Smucker Co. (The)	18,200	1,769,768
Kellogg Co.	42,900	2,690,259
Keurig Green Mountain, Inc.	19,500	2,059,005
Kraft Foods Group, Inc.	102,037	5,724,276
McCormick & Co., Inc.	23,100	1,657,194
Mead Johnson Nutrition Co.	34,993	2,909,318
Mondelez International, Inc. (Class A Stock)	298,211	10,303,190
Tyson Foods, Inc. (Class A Stock)	45,600	2,006,856

		47,032,791

Gas Utilities — 0.1%
AGL Resources, Inc.	19,837	971,220
ONEOK, Inc.	36,240	2,147,220

		3,118,440

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	263,350	10,141,609
Baxter International, Inc.	93,200	6,857,656
Becton, Dickinson and Co.	33,800	3,957,304
Boston Scientific Corp.*	225,299	3,046,042
C.R. Bard, Inc.	13,000	1,923,740
CareFusion Corp.*	35,837	1,441,364
Covidien PLC	79,000	5,819,140
DENTSPLY International, Inc.	22,500	1,035,900
Edwards Lifesciences Corp.*	18,200	1,349,894
Intuitive Surgical, Inc.*	6,550	2,868,835
Medtronic, Inc.	170,600	10,498,724
St. Jude Medical, Inc.	50,300	3,289,117
Stryker Corp.	49,600	4,040,912
Varian Medical Systems, Inc.*(a)	17,300	1,453,027
Zimmer Holdings, Inc.	29,486	2,788,786

		60,512,050

Health Care Providers & Services — 2.1%
Aetna, Inc.	62,257	4,667,407
AmerisourceBergen Corp.	39,900	2,617,041
Cardinal Health, Inc.	58,975	4,127,071
Cigna Corp.	50,900	4,261,857
DaVita HealthCare Partners, Inc.*	30,600	2,106,810
Express Scripts Holding Co.*	137,826	10,349,354
Humana, Inc.	26,300	2,964,536
Laboratory Corp. of America Holdings*	15,500	1,522,255
McKesson Corp.	41,707	7,364,205
Patterson Cos., Inc.	15,900	663,984
Quest Diagnostics, Inc.(a)	26,300	1,523,296
Tenet Healthcare Corp.*(a)	16,800	719,208
UnitedHealth Group, Inc.	175,100	14,356,449

WellPoint, Inc.	51,500	5,126,825

		62,370,298

Health Care Technology — 0.1%
Cerner Corp.*	49,800	2,801,250

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	76,100	2,881,146
Chipotle Mexican Grill, Inc.*	5,300	3,010,665
Darden Restaurants, Inc.	21,950	1,114,182
International Game Technology	50,300	707,218
Marriott International, Inc. (Class A Stock)	39,303	2,201,754
McDonald’s Corp.	171,000	16,763,130
Starbucks Corp.	130,000	9,539,400
Starwood Hotels & Resorts Worldwide, Inc.	32,800	2,610,880
Wyndham Worldwide Corp.	22,863	1,674,258
Wynn Resorts Ltd.	13,900	3,087,885
Yum! Brands, Inc.	74,600	5,624,094

		49,214,612

Household Durables — 0.4%
D.R. Horton, Inc.*	45,200	978,580
Garmin Ltd.	17,200	950,472
Harman International Industries, Inc.	13,200	1,404,480
Leggett & Platt, Inc.	26,200	855,168
Lennar Corp. (Class A Stock)	24,300	962,766
Mohawk Industries, Inc.*	10,500	1,427,790
Newell Rubbermaid, Inc.	51,249	1,532,345
PulteGroup, Inc.	48,485	930,427
Whirlpool Corp.	13,907	2,078,540

		11,120,568

Household Products — 1.9%
Clorox Co. (The)	22,500	1,980,225
Colgate-Palmolive Co.	151,100	9,801,857
Kimberly-Clark Corp.	65,588	7,231,077
Procter & Gamble Co. (The)	469,006	37,801,884

		56,815,043

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	111,800	1,596,504
NRG Energy, Inc.	65,500	2,082,900

		3,679,404

Industrial Conglomerates — 2.3%
3M Co.	111,500	15,126,090
Danaher Corp.	102,200	7,665,000
General Electric Co.	1,740,675	45,066,076

		67,857,166

Insurance — 2.7%
ACE Ltd.	60,300	5,973,318
Aflac, Inc.	85,000	5,358,400
Allstate Corp. (The)	82,788	4,684,145
American International Group, Inc.	258,429	12,924,034
Aon PLC (United Kingdom)	54,525	4,595,367
Assurant, Inc.	17,600	1,143,296
Chubb Corp. (The)	46,100	4,116,730
Cincinnati Financial Corp.	30,128	1,466,029
Genworth Financial, Inc. (Class A Stock)*	103,200	1,829,736
Hartford Financial Services Group, Inc. (The)	80,100	2,825,127
Lincoln National Corp.	52,263	2,648,166

Loews Corp.	55,226	2,432,705
Marsh & McLennan Cos., Inc.	101,600	5,008,880
MetLife, Inc.	193,400	10,211,520
Principal Financial Group, Inc.	52,700	2,423,673
Progressive Corp. (The)	103,800	2,514,036
Torchmark Corp.	19,250	1,514,975
Travelers Cos., Inc. (The)	64,998	5,531,330
Unum Group	55,656	1,965,213
XL Group PLC (Ireland)	59,500	1,859,375

		81,026,055

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	64,500	21,705,540
Expedia, Inc.	16,700	1,210,750
Netflix, Inc.*	10,200	3,590,706
Priceline Group, Inc. (The)*	8,900	10,607,821
TripAdvisor, Inc.*	19,100	1,730,269

		38,845,086

Internet Software & Services — 3.1%
Akamai Technologies, Inc.*	30,400	1,769,584
eBay, Inc.*	200,100	11,053,524
Facebook, Inc. (Class A Stock)*	293,700	17,692,488
Google, Inc. (Class A Stock)*	48,785	54,371,370
VeriSign, Inc.*(a)	22,700	1,223,757
Yahoo!, Inc.*	163,900	5,884,010

		91,994,733

IT Services — 3.4%
Accenture PLC (Class A Stock)	108,500	8,649,620
Alliance Data Systems Corp.*	8,200	2,234,090
Automatic Data Processing, Inc.	83,400	6,443,484
Cognizant Technology Solutions Corp. (Class A Stock)*	103,600	5,243,196
Computer Sciences Corp.	26,300	1,599,566
Fidelity National Information Services, Inc.	47,100	2,517,495
Fiserv, Inc.*	43,600	2,471,684
International Business Machines Corp.	170,625	32,843,606
MasterCard, Inc. (Class A Stock)	177,000	13,221,900
Paychex, Inc.(a)	54,850	2,336,610
Teradata Corp.*(a)	29,600	1,456,024
Total System Services, Inc.	29,993	912,087
Visa, Inc. (Class A Stock)	87,600	18,909,336
Western Union Co. (The)(a)	99,104	1,621,342
Xerox Corp.	206,511	2,333,574

		102,793,614

Leisure Products — 0.1%
Hasbro, Inc.	19,050	1,059,561
Mattel, Inc.	57,681	2,313,585

		3,373,146

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	56,482	3,158,473
PerkinElmer, Inc.(a)	20,000	901,200
Thermo Fisher Scientific, Inc.	67,700	8,140,248
Waters Corp.*	14,500	1,571,945

		13,771,866

Machinery — 1.7%
Caterpillar, Inc.	111,500	11,079,755

Cummins, Inc.	30,500	4,544,195
Deere & Co.	64,450	5,852,060
Dover Corp.	28,500	2,329,875
Flowserve Corp.	25,200	1,974,168
Illinois Tool Works, Inc.	69,475	5,650,402
Ingersoll-Rand PLC	46,300	2,650,212
Joy Global, Inc.	16,600	962,800
PACCAR, Inc.	61,128	4,122,472
Pall Corp.(a)	20,100	1,798,347
Parker Hannifin Corp.	26,087	3,122,875
Pentair Ltd.	34,107	2,706,049
Snap-on, Inc.	9,500	1,078,060
Stanley Black & Decker, Inc.	26,835	2,180,076
Xylem, Inc.	39,100	1,424,022

		51,475,368

Media — 3.5%
Cablevision Systems Corp. (Class A Stock)	33,800	570,206
CBS Corp. (Class B Stock)	95,268	5,887,562
Comcast Corp. (Class A Stock)	448,346	22,426,267
DIRECTV*	84,025	6,421,190
Discovery Communications, Inc. (Class A Stock)*	37,100	3,068,170
Gannett Co., Inc.	39,200	1,081,920
Interpublic Group of Cos., Inc. (The)	76,362	1,308,845
News Corp. (Class A Stock)*	88,125	1,517,513
Omnicom Group, Inc.	45,300	3,288,780
Scripps Networks Interactive, Inc. (Class A Stock)	22,200	1,685,202
Time Warner Cable, Inc.	48,426	6,643,079
Time Warner, Inc.	155,215	10,140,196
Twenty-First Century Fox, Inc. (Class A Stock)	337,900	10,802,663
Viacom, Inc. (Class B Stock)	68,143	5,791,474
Walt Disney Co. (The)	282,176	22,593,832

		103,226,899

Metals & Mining — 0.5%
Alcoa, Inc.	182,276	2,345,892
Allegheny Technologies, Inc.	14,240	536,563
Cliffs Natural Resources, Inc.	26,000	531,960
Freeport-McMoRan Copper & Gold, Inc.	177,412	5,867,015
Newmont Mining Corp.	80,103	1,877,614
Nucor Corp.	56,300	2,845,402
United States Steel Corp.(a)	19,740	545,022

		14,549,468

Multiline Retail — 0.6%
Dollar General Corp.*	48,700	2,701,876
Dollar Tree, Inc.*	37,100	1,935,878
Family Dollar Stores, Inc.	16,400	951,364
Kohl’s Corp.	35,900	2,039,120
Macy’s, Inc.	64,520	3,825,391
Nordstrom, Inc.	24,300	1,517,535
Target Corp.	108,468	6,563,398

		19,534,562

Multi-Utilities — 1.1%
Ameren Corp.	42,000	1,730,400
CenterPoint Energy, Inc.	73,110	1,731,976
CMS Energy Corp.	45,800	1,341,024
Consolidated Edison, Inc.	49,400	2,650,310
Dominion Resources, Inc.	99,184	7,041,072
DTE Energy Co.	29,600	2,198,984

Integrys Energy Group, Inc.	12,050	718,783
NiSource, Inc.	49,600	1,762,288
PG&E Corp.	76,900	3,322,080
Public Service Enterprise Group, Inc.	89,200	3,402,088
SCANA Corp.	22,200	1,139,304
Sempra Energy	39,654	3,836,921
TECO Energy, Inc.(a)	34,200	586,530
Wisconsin Energy Corp.(a)	39,600	1,843,380

		33,305,140

Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	86,426	7,325,468
Apache Corp.	67,450	5,594,977
Cabot Oil & Gas Corp.	73,600	2,493,568
Chesapeake Energy Corp.	89,400	2,290,428
Chevron Corp.	333,342	39,637,697
ConocoPhillips	209,229	14,719,260
CONSOL Energy, Inc.	35,600	1,422,220
Denbury Resources, Inc.*	66,900	1,097,160
Devon Energy Corp.	66,700	4,464,231
EOG Resources, Inc.	46,900	9,200,373
EQT Corp.	26,400	2,560,008
Exxon Mobil Corp.	750,104	73,270,159
Hess Corp.	47,875	3,967,880
Kinder Morgan, Inc.	124,643	4,049,651
Marathon Oil Corp.	119,194	4,233,771
Marathon Petroleum Corp.	51,647	4,495,355
Murphy Oil Corp.	30,800	1,936,088
Newfield Exploration Co.*	23,700	743,232
Noble Energy, Inc.	67,000	4,759,680
Occidental Petroleum Corp.	137,400	13,092,846
Peabody Energy Corp.(a)	47,100	769,614
Phillips 66	101,964	7,857,346
Pioneer Natural Resources Co.	24,500	4,584,930
QEP Resources, Inc.	28,200	830,208
Range Resources Corp.	27,900	2,314,863
Southwestern Energy Co.*	59,700	2,746,797
Spectra Energy Corp.(a)	116,742	4,312,449
Tesoro Corp.	24,100	1,219,219
Valero Energy Corp.	91,600	4,863,960
Williams Cos., Inc. (The)	116,500	4,727,570

		235,581,008

Paper & Forest Products — 0.1%
International Paper Co.	75,567	3,467,014

Personal Products — 0.1%
Avon Products, Inc.	76,700	1,122,888
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,500	2,708,640

		3,831,528

Pharmaceuticals — 6.0%
AbbVie, Inc.	271,900	13,975,660
Actavis, Inc.*	29,900	6,154,915
Allergan, Inc.	50,650	6,285,665
Bristol-Myers Squibb Co.	281,640	14,631,198
Eli Lilly & Co.	171,300	10,082,718
Forest Laboratories, Inc.*	40,900	3,773,843
Hospira, Inc.*	28,920	1,250,790
Johnson & Johnson	486,496	47,788,502

Merck & Co., Inc.	504,403	28,634,958
Mylan, Inc.*	68,500	3,344,855
Perrigo Co PLC	22,900	3,541,714
Pfizer, Inc.	1,114,523	35,798,479
Zoetis, Inc.	95,800	2,772,452

		178,035,749

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	7,200	715,320
Equifax, Inc.	21,500	1,462,645
Nielsen Holdings NV	43,500	1,941,405
Robert Half International, Inc.	23,100	969,045

		5,088,415

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	69,400	5,681,778
Apartment Investment & Management Co. (Class A Stock)	24,074	727,516
AvalonBay Communities, Inc.	19,418	2,549,972
Boston Properties, Inc.	26,200	3,000,686
Crown Castle International Corp.*	57,500	4,242,350
Equity Residential	55,600	3,224,244
General Growth Properties, Inc.	104,900	2,307,800
HCP, Inc.	78,700	3,052,773
Health Care REIT, Inc.	46,300	2,759,480
Host Hotels & Resorts, Inc.	123,726	2,504,214
Kimco Realty Corp.	76,400	1,671,632
Macerich Co. (The)	20,200	1,259,066
Plum Creek Timber Co., Inc.	25,900	1,088,836
Prologis, Inc.	82,828	3,381,867
Public Storage	25,400	4,279,646
Simon Property Group, Inc.	55,001	9,020,164
Ventas, Inc.	51,204	3,101,426
Vornado Realty Trust	32,157	3,169,394
Weyerhaeuser Co.	99,310	2,914,749

		59,937,593

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	53,500	1,467,505

Road & Rail — 0.9%
CSX Corp.	176,672	5,118,188
Kansas City Southern	21,700	2,214,702
Norfolk Southern Corp.	53,800	5,227,746
Ryder System, Inc.	9,100	727,272
Union Pacific Corp.	78,950	14,815,757

		28,103,665

Semiconductors & Semiconductor Equipment — 2.0%
Altera Corp.	52,500	1,902,600
Analog Devices, Inc.	52,900	2,811,106
Applied Materials, Inc.	204,900	4,184,058
Broadcom Corp. (Class A Stock)	103,250	3,250,310
First Solar, Inc.*	13,600	949,144
Intel Corp.	852,900	22,013,349
KLA-Tencor Corp.	28,700	1,984,318
Lam Research Corp.*	29,750	1,636,250
Linear Technology Corp.	42,300	2,059,587
LSI Corp.	93,600	1,036,152
Microchip Technology, Inc.	31,900	1,523,544
Micron Technology, Inc.*	181,000	4,282,460
NVIDIA Corp.	96,450	1,727,420

Texas Instruments, Inc.	190,000	8,958,500
Xilinx, Inc.	44,000	2,387,880

		60,706,678

Software — 3.5%
Adobe Systems, Inc.*	81,475	5,356,166
Autodesk, Inc.*	36,900	1,814,742
CA, Inc.	56,973	1,764,454
Citrix Systems, Inc.*	32,400	1,860,732
Electronic Arts, Inc.*	52,800	1,531,728
Intuit, Inc.	49,000	3,808,770
Microsoft Corp.	1,310,000	53,696,900
Oracle Corp.	606,795	24,823,983
Red Hat, Inc.*	33,300	1,764,234
salesforce.com, Inc.*(a)	95,400	5,446,386
Symantec Corp.	124,211	2,480,494

		104,348,589

Specialty Retail — 2.1%
AutoNation, Inc.*	11,089	590,267
AutoZone, Inc.*	5,600	3,007,760
Bed Bath & Beyond, Inc.*	36,400	2,504,320
Best Buy Co., Inc.	48,025	1,268,340
CarMax, Inc.*	40,000	1,872,000
GameStop Corp. (Class A Stock)	21,800	895,980
Gap, Inc. (The)	46,387	1,858,263
Home Depot, Inc. (The)	240,769	19,052,051
Lowe’s Cos., Inc.	177,825	8,695,643
Ltd. Brands, Inc.	42,496	2,412,498
O’Reilly Automotive, Inc.*(a)	18,500	2,745,215
PetSmart, Inc.(a)	19,100	1,315,799
Ross Stores, Inc.	37,800	2,704,590
Staples, Inc.(a)	110,800	1,256,472
Tiffany & Co.	19,400	1,671,310
TJX Cos., Inc. (The)	122,700	7,441,755
Tractor Supply Co.	26,800	1,892,884
Urban Outfitters, Inc.*	19,000	692,930

		61,878,077

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	154,965	83,175,914
EMC Corp.	351,374	9,631,161
Hewlett-Packard Co.	327,966	10,612,980
NetApp, Inc.	59,900	2,210,310
SanDisk Corp.(a)	39,700	3,223,243
Seagate Technology PLC	54,800	3,077,568
Western Digital Corp.	35,300	3,241,246

		115,172,422

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	50,500	2,507,830
Fossil Group, Inc.*	8,300	967,863
Michael Kors Holdings Ltd.*	32,900	3,068,583
NIKE, Inc. (Class B Stock)	129,800	9,587,028
PVH Corp.	16,100	2,008,797
Ralph Lauren Corp.	11,000	1,770,230
VF Corp.	62,144	3,845,471

		23,755,802

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	86,900	854,227
People’s United Financial, Inc.(a)	67,300	1,000,751

		1,854,978

Tobacco — 1.4%
Altria Group, Inc.	341,400	12,778,602
Lorillard, Inc.	62,493	3,379,621
Philip Morris International, Inc.	277,100	22,686,177
Reynolds American, Inc.	53,800	2,873,996

		41,718,396

Trading Companies & Distributors — 0.2%
Fastenal Co.	47,600	2,347,632
W.W. Grainger, Inc.	10,700	2,703,462

		5,051,094

TOTAL LONG-TERM INVESTMENTS (cost $1,102,711,702)		2,888,721,217

SHORT-TERM INVESTMENTS — 7.7%
AFFILIATED MUTUAL FUND — 7.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $223,885,179; includes $133,584,699 of cash collateral for securities on loan)(b)(c)	223,885,179	223,885,179

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.02%, 06/19/14 (cost $5,799,385)(d)(e)	5,800	5,799,716

TOTAL SHORT-TERM INVESTMENTS (cost $229,684,564)		229,684,895

TOTAL INVESTMENTS — 104.4% (cost $1,332,396,266)		3,118,406,112
Liabilities in excess of other assets(f) — (4.4)%		(130,576,510)

NET ASSETS — 100.0%		$2,987,829,602

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,746,413; cash collateral of $133,584,699 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(1)
	Long Positions:
21	S&P 500 E-Mini	Jun. 2014	$1,956,838	$1,957,830	$992
208	S&P 500 Index	Jun. 2014	96,050,832	96,959,200	908,368

					$909,360

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$80,025,428	$—	$—
Air Freight & Logistics	21,305,941	—	—
Airlines	8,014,828	—	—
Auto Components	12,250,062	—	—
Automobiles	20,499,892	—	—
Banks	182,062,386	—	—
Beverages	61,948,678	—	—
Biotechnology	68,944,700	—	—
Building Products	2,088,878	—	—
Capital Markets	63,484,141	—	—
Chemicals	75,769,711	—	—
Commercial Services & Supplies	13,416,976	—	—
Communications Equipment	50,770,317	—	—
Construction & Engineering	4,819,386	—	—
Construction Materials	1,481,835	—	—
Consumer Finance	28,635,515	—	—
Containers & Packaging	6,151,157	—	—
Distributors	2,156,051	—	—
Diversified Consumer Services	1,929,669	—	—
Diversified Financial Services	55,264,880	—	—
Diversified Telecommunication Services	70,816,012	—	—
Electric Utilities	49,820,766	—	—
Electrical Equipment	21,537,496	—	—
Electronic Equipment, Instruments & Components	13,398,342	—	—
Energy Equipment & Services	56,349,801	—	—
Food & Staples Retailing	67,362,297	—	—
Food Products	47,032,791	—	—
Gas Utilities	3,118,440	—	—
Health Care Equipment & Supplies	60,512,050	—	—
Health Care Providers & Services	62,370,298	—	—
Health Care Technology	2,801,250	—	—
Hotels, Restaurants & Leisure	49,214,612	—	—
Household Durables	11,120,568	—	—
Household Products	56,815,043	—	—
Independent Power and Renewable Electricity Producers	3,679,404	—	—
Industrial Conglomerates	67,857,166	—	—
Insurance	81,026,055	—	—

Internet & Catalog Retail	38,845,086	—	—
Internet Software & Services	91,994,733	—	—
IT Services	102,793,614	—	—
Leisure Products	3,373,146	—	—
Life Sciences Tools & Services	13,771,866	—	—
Machinery	51,475,368	—	—
Media	103,226,899	—	—
Metals & Mining	14,549,468	—	—
Multiline Retail	19,534,562	—	—
Multi-Utilities	33,305,140	—	—
Oil, Gas & Consumable Fuels	235,581,008	—	—
Paper & Forest Products	3,467,014	—	—
Personal Products	3,831,528	—	—
Pharmaceuticals	178,035,749	—	—
Professional Services	5,088,415	—	—
Real Estate Investment Trusts (REITs)	59,937,593	—	—
Real Estate Management & Development	1,467,505	—	—
Road & Rail	28,103,665	—	—
Semiconductors & Semiconductor Equipment	60,706,678	—	—
Software	104,348,589	—	—
Specialty Retail	61,878,077	—	—
Technology Hardware, Storage & Peripherals	115,172,422	—	—
Textiles, Apparel & Luxury Goods	23,755,802	—	—
Thrifts & Mortgage Finance	1,854,978	—	—
Tobacco	41,718,396	—	—
Trading Companies & Distributors	5,051,094	—	—
Affiliated Mutual Fund	223,885,179	—	—
U.S. Treasury Obligation	—	5,799,716	—
Other Financial Instruments*
Futures Contracts	909,360	—	—

Total	$3,113,515,756	$5,799,716	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Value Portfolio

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	227,036	$28,490,748

Airlines — 2.7%
American Airlines Group, Inc.*(a)	463,000	16,945,800
United Continental Holdings, Inc.*	583,257	26,030,760

		42,976,560

Auto Components — 1.6%
Lear Corp.	306,556	25,664,868

Automobiles — 1.1%
General Motors Co.	495,621	17,059,275

Banks — 10.6%
Citigroup, Inc.	720,048	34,274,285
JPMorgan Chase & Co.	817,196	49,611,969
PNC Financial Services Group, Inc. (The)	399,739	34,777,293
Wells Fargo & Co.	994,617	49,472,250

		168,135,797

Biotechnology — 1.2%
Celgene Corp.*	131,399	18,343,300

Capital Markets — 4.2%
Goldman Sachs Group, Inc. (The)	211,617	34,673,445
Morgan Stanley	997,068	31,078,610

		65,752,055

Communications Equipment — 1.3%
JDS Uniphase Corp.*	1,445,316	20,234,424

Consumer Finance — 3.0%
Capital One Financial Corp.	255,797	19,737,296
Santander Consumer USA Holdings, Inc.*	274,635	6,613,211
SLM Corp.	891,935	21,834,569

		48,185,076

Diversified Financial Services — 1.5%
ING US, Inc.	653,195	23,691,383

Diversified Telecommunication Services — 4.0%
CenturyLink, Inc.(a)	677,610	22,252,712
Verizon Communications, Inc.	399,651	19,011,398
Vivendi SA (France)	780,667	21,728,302

		62,992,412

Electronic Equipment, Instruments & Components — 2.5%
Flextronics International Ltd.*	4,197,795	38,787,626

Energy Equipment & Services — 1.7%
Halliburton Co.	444,810	26,194,861

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	225,509	16,881,604
Wal-Mart Stores, Inc.	126,942	9,702,177

		26,583,781

Food Products — 3.8%
Bunge Ltd.	320,624	25,492,814
ConAgra Foods, Inc.	373,256	11,582,134

Mondelez International, Inc. (Class A Stock)	679,906	23,490,752

		60,565,700

Health Care Providers & Services — 5.1%
Cigna Corp.	264,904	22,180,412
Express Scripts Holding Co.*	465,167	34,929,390
HCA Holdings, Inc.*	450,420	23,647,050

		80,756,852

Hotels, Restaurants & Leisure — 4.4%
Carnival Corp.	834,465	31,592,845
Hilton Worldwide Holdings, Inc.*	160,138	3,561,469
Hyatt Hotels Corp. (Class A Stock)*	363,205	19,544,061
International Game Technology(a)	1,062,492	14,938,638

		69,637,013

Independent Power and Renewable Electricity Producers — 1.8%
Calpine Corp.*	1,354,095	28,314,126

Industrial Conglomerates — 0.9%
Siemens AG (Germany), ADR	111,001	15,001,785

Insurance — 4.1%
MetLife, Inc.	628,291	33,173,765
Travelers Cos., Inc. (The)	175,043	14,896,159
XL Group PLC (Ireland)	529,688	16,552,750

		64,622,674

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	26,418	29,443,125

Machinery — 1.9%
Caterpillar, Inc.	81,039	8,052,846
SPX Corp.	226,075	22,225,433

		30,278,279

Media — 4.1%
Comcast Corp. (Class A Stock)	507,059	25,363,091
Liberty Global PLC (United Kingdom) (Series C)*(a)	975,834	39,726,202

		65,089,293

Metals & Mining — 1.8%
Goldcorp, Inc. (Canada)	1,158,307	28,355,355

Oil, Gas & Consumable Fuels — 12.1%
Anadarko Petroleum Corp.	267,881	22,705,594
Denbury Resources, Inc.(a)	1,356,258	22,242,631
EOG Resources, Inc.	105,649	20,725,164
Marathon Oil Corp.	840,895	29,868,591
Marathon Petroleum Corp.	180,238	15,687,916
Noble Energy, Inc.	445,896	31,676,452
Occidental Petroleum Corp.	235,422	22,433,362
Suncor Energy, Inc. (Canada)	741,866	25,935,635

		191,275,345

Personal Products — 1.2%
Avon Products, Inc.	1,268,916	18,576,930

Pharmaceuticals — 9.4%
Actavis PLC*(a)	106,665	21,956,990
Bayer AG (Germany), ADR	166,591	22,533,099
Merck & Co., Inc.	403,242	22,892,048
Mylan, Inc.*(a)	733,973	35,839,902

Shire PLC (Ireland), ADR	133,140	19,775,284
Teva Pharmaceutical Industries Ltd. (Israel), ADR	482,670	25,504,283

		148,501,606

Road & Rail — 3.3%
Hertz Global Holdings, Inc.*	1,013,588	27,001,984
Union Pacific Corp.	136,368	25,590,819

		52,592,803

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	1,249,292	25,510,543

Software — 1.1%
Microsoft Corp.	421,084	17,260,233

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	26,611	14,283,188
EMC Corp.	714,480	19,583,897

		33,867,085

TOTAL LONG-TERM INVESTMENTS (cost $1,108,420,151)		1,572,740,913

SHORT-TERM INVESTMENT — 6.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $106,270,381; includes $98,456,194 of cash collateral for securities on loan)(b)(c)	106,270,381	106,270,381

TOTAL INVESTMENTS — 106.2% (cost $1,214,690,532)		1,679,011,294
Liabilities in excess of other assets — (6.2)%		(97,386,023)

NET ASSETS — 100.0%		$1,581,625,271

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,969,780; cash collateral of $98,456,194 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,490,748	$—	$—
Airlines	42,976,560	—	—
Auto Components	25,664,868	—	—
Automobiles	17,059,275	—	—
Banks	168,135,797	—	—
Biotechnology	18,343,300	—	—
Capital Markets	65,752,055	—	—
Communications Equipment	20,234,424	—	—
Consumer Finance	48,185,076	—	—
Diversified Financial Services	23,691,383	—	—
Diversified Telecommunication Services	41,264,110	21,728,302	—
Electronic Equipment, Instruments & Components	38,787,626	—	—
Energy Equipment & Services	26,194,861	—	—
Food & Staples Retailing	26,583,781	—	—
Food Products	60,565,700	—	—
Health Care Providers & Services	80,756,852	—	—
Hotels, Restaurants & Leisure	69,637,013	—	—
Independent Power and Renewable Electricity Producers	28,314,126	—	—
Industrial Conglomerates	15,001,785	—	—
Insurance	64,622,674	—	—
Internet Software & Services	29,443,125	—	—
Machinery	30,278,279	—	—
Media	65,089,293	—	—
Metals & Mining	28,355,355	—	—
Oil, Gas & Consumable Fuels	191,275,345	—	—
Personal Products	18,576,930	—	—
Pharmaceuticals	148,501,606	—	—
Road & Rail	52,592,803	—	—
Semiconductors & Semiconductor Equipment	25,510,543	—	—
Software	17,260,233	—	—
Technology Hardware, Storage & Peripherals	33,867,085	—	—
Affiliated Money Market Mutual Fund	106,270,381	—	—

Total	$1,657,282,992	$21,728,302	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of the fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date	May 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	May 20, 2014

*	Print the name and title of each signing officer under his or her signature.